UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 3 of its series:

Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio.

Date of reporting period:     November 30, 2016

ITEM 1. INVESTMENTS

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities : 26.49%
FFCB	1.10%	6-1-2018	$3,000,000	$3,001,377
FFCB	3.50	12-20-2023	400,000	425,198
FHLB	0.88	3-19-2018	3,500,000	3,492,671
FHLB	0.88	10-1-2018	1,500,000	1,492,815
FHLB	0.88	8-5-2019	750,000	739,696
FHLB	1.00	9-26-2019	2,500,000	2,468,930
FHLB	1.13	6-21-2019	2,000,000	1,987,606
FHLB	1.38	2-18-2021	1,000,000	981,491
FHLB	2.50	8-1-2027	111,418	111,874
FHLB	2.50	12-1-2027	59,148	59,391
FHLB	2.50	6-1-2028	77,015	77,332
FHLB	2.50	8-1-2028	701,047	703,602
FHLB	2.50	9-1-2028	3,254,689	3,266,551
FHLB	2.50	9-1-2028	330,494	332,260
FHLB	2.50	9-1-2028	2,166,012	2,173,906
FHLB	2.50	10-1-2028	670,062	672,505
FHLB	2.50	10-1-2028	114,283	114,700
FHLB	2.50	11-1-2028	1,972,064	1,979,251
FHLB	2.50	11-1-2028	637,363	639,987
FHLB	3.00	10-1-2042	7,477,111	7,451,605
FHLB	3.00	10-1-2042	592,100	590,050
FHLB	3.00	11-1-2042	195,081	194,516
FHLB	3.00	11-1-2042	362,023	364,575
FHLB	3.00	11-1-2042	3,630,350	3,617,219
FHLB	3.00	12-1-2042	190,389	189,663
FHLB	3.00	12-1-2042	90,580	90,248
FHLB	3.00	1-1-2043	7,052,995	7,032,570
FHLB	3.00	1-1-2043	142,491	141,949
FHLB	3.00	3-1-2043	72,242	71,966
FHLB	3.00	4-1-2043	7,025,764	7,003,255
FHLB	3.00	4-1-2043	592,799	590,502
FHLB	3.00	5-1-2043	110,017	109,580
FHLB	3.00	6-1-2043	283,229	282,060
FHLB	3.00	7-1-2043	2,000,084	1,991,820
FHLB	3.00	7-1-2043	149,796	149,192
FHLB	3.00	7-1-2043	155,501	154,867
FHLB	3.00	7-1-2043	590,577	588,654
FHLB	3.00	8-1-2043	259,889	260,283
FHLB	3.00	8-1-2043	127,562	127,028
FHLB	3.00	8-1-2043	123,403	122,782
FHLB	3.00	8-1-2043	68,688	68,380
FHLB	3.00	8-1-2043	74,372	74,069
FHLB	3.00	8-1-2043	22,370	22,277
FHLB	3.00	8-1-2043	561,266	558,976
FHLB	3.00	8-1-2043	1,689,573	1,682,768
FHLB	3.00	9-1-2043	273,264	272,125
FHLB	3.00	9-1-2043	244,185	243,126
FHLB	3.00	10-1-2043	165,859	165,168
FHLB	3.00	10-1-2043	237,387	236,409
FHLB	3.00	11-1-2043	74,770	74,450
FHLB	3.50	8-1-2020	87,177	90,986
FHLB	3.50	9-1-2020	24,745	25,826
FHLB	3.50	10-1-2020	124,752	130,204
FHLB	3.50	11-1-2020	238,710	249,141
FHLB	3.50	11-1-2020	151,708	158,338
FHLB	3.50	11-1-2020	201,970	210,796
FHLB	3.50	12-1-2020	139,085	145,163
FHLB	3.50	1-1-2021	8,029	8,380
FHLB	3.50	4-1-2021	8,503	8,874
FHLB	3.50	4-1-2021	159,298	166,259
FHLB	3.50	12-1-2025	3,037,304	3,199,958
FHLB	3.50	1-1-2029	4,184,101	4,366,940
FHLB	3.50	12-1-2042	2,276,887	2,342,221

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	4.00%	6-1-2024	$13,665	$14,291
FHLB	4.00	7-1-2025	261,716	277,224
FHLB	4.00	4-1-2026	1,387,567	1,469,888
FHLB	4.00	11-1-2040	2,322,888	2,441,119
FHLB	4.00	1-1-2041	4,555,290	4,787,299
FHLB	4.00	2-1-2041	2,307,992	2,440,785
FHLB	4.00	4-1-2041	3,599,449	3,816,493
FHLB	4.50	2-1-2024	41,423	44,048
FHLB	4.50	5-1-2024	40,234	42,555
FHLB	4.50	9-1-2024	15,399	16,302
FHLB	4.50	9-1-2024	32,901	35,032
FHLB	4.50	12-1-2024	59,529	63,004
FHLB	4.50	3-1-2039	344,850	372,371
FHLB	4.50	5-1-2039	67,139	72,264
FHLB	4.50	10-1-2039	73,690	79,390
FHLB	4.50	10-1-2039	61,185	66,001
FHLB	4.50	9-1-2040	68,366	73,673
FHLB	4.50	1-1-2041	130,260	140,275
FHLB	4.50	2-1-2041	566,660	610,687
FHLB	4.50	4-1-2041	1,658,525	1,793,414
FHLB	5.00	12-1-2034	1,814	1,984
FHLB	5.00	8-1-2035	285,547	314,555
FHLB	5.00	11-1-2035	280,591	308,096
FHLB	5.00	12-1-2035	2,274	2,488
FHLB	5.00	1-1-2036	24,211	26,488
FHLB	5.00	6-1-2036	332,692	366,709
FHLB	5.00	3-1-2037	3,447	3,781
FHLB	5.00	7-1-2037	6,475	7,084
FHLB	5.00	3-1-2038	246,748	270,415
FHLB	5.00	5-1-2038	15,154	16,595
FHLB	5.00	6-1-2038	4,157	4,548
FHLB	5.00	9-1-2038	270,766	296,237
FHLB	5.00	5-1-2039	17,914	19,710
FHLB	5.00	1-1-2040	1,027,723	1,127,056
FHLB	5.38	9-30-2022	1,350,000	1,597,154
FHLB	5.50	12-1-2035	422,677	474,388
FHLB	5.50	7-15-2036	600,000	791,745
FHLB	5.50	12-1-2036	200,338	224,513
FHLB	5.50	3-1-2037	18,095	20,127
FHLB	5.50	7-1-2037	904,500	1,017,024
FHLB	5.50	10-1-2037	1,792	2,014
FHLB	5.50	3-1-2038	13,263	14,752
FHLB	5.50	5-1-2038	140,659	157,774
FHLB	5.50	6-1-2038	49,697	55,682
FHLB	5.50	8-1-2038	54,945	61,659
FHLB	5.50	10-1-2038	2,898	3,223
FHLB	5.50	11-1-2038	100,468	113,644
FHLB	6.00	1-1-2032	19,540	22,188
FHLB	6.00	4-1-2033	19,231	22,170
FHLB	6.00	7-1-2036	22,400	25,681
FHLB	6.00	9-1-2036	129,823	148,672
FHLB	6.00	11-1-2036	12,333	14,018
FHLB	6.00	11-1-2036	171,969	196,505
FHLB	6.00	5-1-2037	91,911	104,584
FHLB	6.00	6-1-2037	50,747	57,996
FHLB	6.00	8-1-2037	113,431	129,173
FHLB	6.00	9-1-2037	1,393	1,586
FHLB	6.00	9-1-2037	52,796	60,148
FHLB	6.00	10-1-2037	7,493	8,509
FHLB	6.00	10-1-2037	7,432	8,464
FHLB	6.00	11-1-2037	32,063	36,573
FHLB	6.00	11-1-2037	41,104	46,827
FHLB	6.00	12-1-2037	26,236	29,792
FHLB	6.00	12-1-2037	17,026	19,333
FHLB	6.00	12-1-2037	77,938	88,560

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	6.00%	6-1-2038	$50,142	$57,205
FHLB	6.00	7-1-2038	26,016	29,614
FHLB	6.00	12-1-2039	40,979	46,598
FHLB	6.00	5-1-2040	751,830	854,378
FHLMC	0.75	1-12-2018	2,000,000	1,996,038
FHLMC	0.88	3-7-2018	2,000,000	1,993,378
FHLMC	1.07	9-6-2018	750,000	745,502
FHLMC	1.10	9-13-2018	1,000,000	998,143
FHLMC	1.13	4-15-2019	750,000	746,646
FHLMC	1.25	8-1-2019	2,000,000	1,991,222
FHLMC	1.25	10-2-2019	3,800,000	3,779,009
FHLMC	1.30	8-28-2019	1,500,000	1,492,209
FHLMC	2.00	7-30-2019	100,000	101,396
FHLMC	2.38	1-13-2022	3,580,000	3,643,803
FHLMC	2.50	10-1-2029	6,040,445	6,062,461
FHLMC	2.50	1-1-2031	2,115,925	2,123,636
FHLMC	2.50	5-1-2031	12,204,511	12,248,993
FHLMC %%	2.50	12-16-2031	5,000,000	5,013,086
FHLMC	3.00	9-1-2021	373,479	383,883
FHLMC	3.00	4-1-2022	339,057	348,503
FHLMC	3.00	9-1-2026	87,307	89,739
FHLMC	3.00	10-1-2026	1,872,162	1,924,317
FHLMC	3.00	11-1-2026	188,411	193,660
FHLMC	3.00	11-1-2026	507,984	522,135
FHLMC	3.00	11-1-2026	27,653	28,424
FHLMC	3.00	12-1-2026	3,766,287	3,871,208
FHLMC	3.00	12-1-2026	14,066	14,458
FHLMC	3.00	12-1-2026	1,025,400	1,053,966
FHLMC	3.00	1-1-2027	1,826,902	1,877,796
FHLMC	3.00	3-1-2027	484,327	497,820
FHLMC	3.00	8-1-2027	1,237,892	1,272,377
FHLMC	3.00	4-1-2028	48,854	50,223
FHLMC	3.00	7-1-2029	4,482,173	4,607,038
FHLMC	3.00	9-1-2029	6,561,733	6,744,530
FHLMC	3.00	5-1-2035	5,014,379	5,087,471
FHLMC	3.00	3-1-2043	4,351,686	4,335,275
FHLMC	3.00	8-1-2045	11,202,365	11,146,306
FHLMC	3.00	9-1-2046	8,324,365	8,282,385
FHLMC	3.00	11-1-2046	8,181,763	8,140,501
FHLMC %%	3.00	12-13-2046	13,875,000	13,792,617
FHLMC	3.50	10-1-2020	426,942	445,599
FHLMC	3.50	1-1-2021	594,105	620,066
FHLMC	3.50	11-1-2021	110,793	115,635
FHLMC	3.50	5-1-2023	211,815	221,338
FHLMC	3.50	11-1-2023	361,386	377,178
FHLMC	3.50	1-1-2024	364,834	381,170
FHLMC	3.50	2-1-2026	157,005	163,928
FHLMC	3.50	4-1-2026	562,787	587,867
FHLMC	3.50	1-1-2030	391,241	408,338
FHLMC	3.50	1-1-2030	260,930	272,905
FHLMC	3.50	2-1-2042	9,498,191	9,740,068
FHLMC	3.50	10-1-2042	2,689,911	2,773,718
FHLMC	3.50	10-1-2042	525,405	540,559
FHLMC	3.50	10-1-2042	4,759,880	4,881,186
FHLMC	3.50	7-1-2043	4,097,710	4,215,253
FHLMC	3.50	8-1-2043	6,251,729	6,410,374
FHLMC	3.50	1-1-2044	3,140,454	3,220,146
FHLMC	3.50	6-1-2044	2,925,901	3,000,150
FHLMC	3.50	10-1-2044	8,226,804	8,435,569
FHLMC	3.50	11-1-2044	6,455,718	6,619,539
FHLMC	3.50	7-1-2045	6,365,922	6,548,835
FHLMC	3.50	10-1-2045	7,649,555	7,843,672
FHLMC	3.50	1-1-2046	5,449,400	5,587,685

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	3.50%	3-1-2046	$2,244,277	$2,301,228
FHLMC	3.50	4-1-2046	4,882,354	5,006,765
FHLMC	3.50	5-1-2046	7,501,637	7,692,923
FHLMC %%	3.50	12-13-2046	5,625,000	5,765,375
FHLMC	3.75	3-27-2019	2,900,000	3,064,421
FHLMC	4.00	5-1-2023	29,986	30,997
FHLMC	4.00	2-1-2024	64,025	66,057
FHLMC	4.00	5-1-2024	38,960	41,052
FHLMC	4.00	5-1-2024	65,694	68,909
FHLMC	4.00	8-1-2024	104,189	109,913
FHLMC	4.00	1-1-2025	112,818	118,842
FHLMC	4.00	2-1-2025	156,827	166,264
FHLMC	4.00	3-1-2025	994,904	1,047,914
FHLMC	4.00	5-1-2025	399,089	419,004
FHLMC	4.00	6-1-2025	84,842	89,870
FHLMC	4.00	6-1-2025	342,560	362,845
FHLMC	4.00	7-1-2025	10,191	10,806
FHLMC	4.00	8-1-2025	73,441	77,797
FHLMC	4.00	10-1-2025	24,006	25,425
FHLMC	4.00	3-1-2026	210,385	220,924
FHLMC	4.00	4-1-2026	313,932	330,816
FHLMC	4.00	5-1-2026	282,529	299,320
FHLMC	4.00	5-1-2029	186,728	196,495
FHLMC	4.00	9-1-2031	89,229	93,782
FHLMC	4.00	10-1-2033	6,442	6,794
FHLMC	4.00	8-1-2036	6,153	6,467
FHLMC	4.00	4-1-2039	394,242	419,223
FHLMC	4.00	5-1-2039	132,693	139,605
FHLMC	4.00	6-1-2039	145,643	153,247
FHLMC	4.00	2-1-2040	265,694	279,749
FHLMC	4.00	9-1-2040	950,508	998,766
FHLMC	4.00	10-1-2040	334,252	352,851
FHLMC	4.00	10-1-2040	687,125	722,010
FHLMC	4.00	10-1-2040	1,193,257	1,266,013
FHLMC	4.00	11-1-2040	147,974	155,833
FHLMC	4.00	12-1-2040	3,407,107	3,587,683
FHLMC	4.00	12-1-2040	67,852	71,302
FHLMC	4.00	4-1-2041	17,651	18,631
FHLMC	4.00	6-1-2041	277,141	291,246
FHLMC	4.00	6-1-2041	6,508	6,851
FHLMC	4.00	10-1-2041	29,792	31,460
FHLMC	4.00	10-1-2041	194,571	204,486
FHLMC	4.00	11-1-2041	186,247	196,676
FHLMC	4.00	11-1-2041	41,769	43,902
FHLMC	4.00	11-1-2041	19,954	21,072
FHLMC	4.00	11-1-2041	13,971	14,754
FHLMC	4.00	11-1-2041	264,132	278,917
FHLMC	4.00	12-1-2041	6,061,636	6,385,068
FHLMC	4.00	1-1-2042	1,773,708	1,873,157
FHLMC	4.00	1-1-2042	68,551	72,066
FHLMC	4.00	2-1-2042	30,794	32,427
FHLMC	4.00	4-1-2042	6,134,651	6,474,901
FHLMC	4.00	5-1-2044	4,137,172	4,347,218
FHLMC	4.00	5-1-2044	5,996,199	6,300,628
FHLMC	4.00	12-1-2045	3,138,177	3,298,333
FHLMC	4.00	1-1-2046	2,691,861	2,828,978
FHLMC	4.50	4-1-2018	8,162	8,385
FHLMC	4.50	8-1-2018	154,958	159,186
FHLMC	4.50	10-1-2018	31,243	32,096
FHLMC	4.50	4-1-2024	51,924	54,510
FHLMC	4.50	8-1-2024	315,837	327,368
FHLMC	4.50	11-1-2024	100,724	104,226
FHLMC	4.50	2-1-2025	385,635	405,768
FHLMC	4.50	8-1-2035	28,099	30,370
FHLMC	4.50	9-1-2035	38,192	41,107

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.50%	1-1-2037	$43,872	$47,221
FHLMC	4.50	10-1-2038	187,798	202,324
FHLMC	4.50	2-1-2039	21,349	23,064
FHLMC	4.50	5-1-2039	34,373	37,050
FHLMC	4.50	6-1-2039	1,354,597	1,461,300
FHLMC	4.50	9-1-2039	909,566	981,632
FHLMC	4.50	10-1-2039	165,288	178,308
FHLMC	4.50	10-1-2039	171,381	185,327
FHLMC	4.50	1-1-2040	1,597,120	1,741,853
FHLMC	4.50	2-1-2040	4,780,640	5,196,778
FHLMC	4.50	3-1-2040	2,391,813	2,629,195
FHLMC	4.50	8-1-2040	803,036	866,457
FHLMC	4.50	9-1-2040	1,979,103	2,159,459
FHLMC	4.50	9-1-2040	170,881	183,991
FHLMC	4.50	2-1-2041	51,562	55,670
FHLMC	4.50	4-1-2041	2,311,420	2,494,647
FHLMC	4.50	7-1-2041	4,600,982	4,966,876
FHLMC	4.50	7-1-2041	122,245	132,217
FHLMC	4.50	10-1-2041	747,469	806,454
FHLMC	4.88	6-13-2018	1,700,000	1,797,352
FHLMC	5.00	7-1-2022	125	128
FHLMC	5.00	6-1-2023	17,321	18,486
FHLMC	5.00	6-1-2023	2,393	2,452
FHLMC	5.00	6-1-2023	6,185	6,636
FHLMC	5.00	10-1-2023	2,088	2,140
FHLMC	5.00	8-1-2033	1,017,545	1,131,833
FHLMC	5.00	11-1-2033	92,350	101,354
FHLMC	5.00	3-1-2034	68,177	75,083
FHLMC	5.00	7-1-2035	313,150	344,619
FHLMC	5.00	8-1-2035	83,442	91,372
FHLMC	5.00	9-1-2035	584,086	649,599
FHLMC	5.00	4-1-2036	37,842	41,702
FHLMC	5.00	12-1-2036	23,646	25,871
FHLMC	5.00	2-1-2037	37,883	41,627
FHLMC	5.00	3-1-2039	238,915	264,613
FHLMC	5.00	8-1-2039	568,380	628,907
FHLMC	5.00	8-1-2039	2,856,169	3,139,546
FHLMC	5.00	9-1-2039	827,919	907,971
FHLMC	5.00	12-1-2039	1,311,095	1,453,957
FHLMC	5.00	6-1-2040	3,252,633	3,602,877
FHLMC	5.00	6-1-2040	2,401,708	2,651,493
FHLMC	5.50	12-1-2016	96	96
FHLMC	5.50	8-1-2017	143	144
FHLMC	5.50	9-1-2017	2,711	2,746
FHLMC	5.50	10-1-2017	199	201
FHLMC	5.50	11-1-2017	3,183	3,233
FHLMC	5.50	12-1-2017	79,409	80,256
FHLMC	5.50	3-1-2018	1,394	1,399
FHLMC	5.50	2-1-2019	17,280	17,405
FHLMC	5.50	12-1-2033	71,083	79,292
FHLMC	5.50	12-1-2034	134,564	152,126
FHLMC	5.50	1-1-2035	474,241	527,496
FHLMC	5.50	6-1-2035	352,182	394,356
FHLMC	5.50	1-1-2036	62,072	69,944
FHLMC	5.50	1-1-2036	24,956	28,101
FHLMC	5.50	2-1-2036	76,558	86,075
FHLMC	5.50	12-1-2036	78,585	88,133
FHLMC	5.50	2-1-2037	83,138	93,358
FHLMC	5.50	3-1-2037	69,763	77,974
FHLMC	5.50	4-1-2037	21,021	23,579
FHLMC	5.50	1-1-2038	207,640	232,827
FHLMC	5.50	2-1-2038	328,340	369,061
FHLMC	5.50	4-1-2038	263,639	295,903

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	5-1-2038	$35,219	$39,217
FHLMC	5.50	5-1-2038	628,907	706,478
FHLMC	5.50	5-1-2038	228,506	256,965
FHLMC	5.50	5-1-2038	899,212	1,010,041
FHLMC	5.50	6-1-2038	6,041	6,733
FHLMC	5.50	7-1-2038	120,441	134,954
FHLMC	5.50	7-1-2038	157,237	176,649
FHLMC	5.50	8-1-2038	208,886	234,161
FHLMC	5.50	8-1-2038	43,703	48,923
FHLMC	5.50	9-1-2038	71,562	80,163
FHLMC	5.50	9-1-2038	33,774	37,567
FHLMC	5.50	1-1-2039	111,006	124,655
FHLMC	5.50	8-1-2039	445,452	501,091
FHLMC	5.50	11-1-2039	860,338	957,849
FHLMC	5.50	3-1-2040	1,758,941	1,964,017
FHLMC	5.50	4-1-2040	1,471,360	1,657,435
FHLMC	6.00	9-1-2023	49,280	52,968
FHLMC	6.00	11-1-2033	368,290	422,947
FHLMC	6.00	7-1-2034	168,603	193,705
FHLMC	6.00	1-1-2036	28,870	33,044
FHLMC	6.00	2-1-2036	235,998	271,025
FHLMC	6.00	11-1-2036	50,558	57,574
FHLMC	6.00	12-1-2036	21,434	24,552
FHLMC	6.00	2-1-2037	1,939	2,219
FHLMC	6.00	3-1-2037	15,243	17,310
FHLMC	6.00	3-1-2037	93,729	107,152
FHLMC	6.00	4-1-2037	1,179	1,343
FHLMC	6.00	8-1-2037	15,072	17,154
FHLMC	6.00	8-1-2037	29,031	33,129
FHLMC	6.00	8-1-2037	37,047	42,068
FHLMC	6.00	8-1-2037	120,786	138,230
FHLMC	6.00	8-1-2037	12,040	13,735
FHLMC	6.00	9-1-2037	4,283	4,880
FHLMC	6.00	9-1-2037	16,952	19,271
FHLMC	6.00	10-1-2037	314,901	358,655
FHLMC	6.00	10-1-2037	16,585	19,004
FHLMC	6.00	10-1-2037	16,329	18,561
FHLMC	6.00	11-1-2037	11,730	13,341
FHLMC	6.00	12-1-2037	224,815	255,622
FHLMC	6.00	12-1-2037	47,917	54,590
FHLMC	6.00	1-1-2038	16,487	18,794
FHLMC	6.00	2-1-2038	10,935	12,463
FHLMC	6.00	2-1-2038	40,998	46,614
FHLMC	6.00	5-1-2038	34,445	39,254
FHLMC	6.00	6-1-2038	21,567	24,509
FHLMC	6.00	6-1-2038	18,691	21,300
FHLMC	6.00	6-1-2038	24,014	27,308
FHLMC	6.00	7-1-2038	47,132	53,520
FHLMC	6.00	7-1-2038	234,899	266,739
FHLMC	6.00	8-1-2038	32,745	37,271
FHLMC	6.00	8-1-2038	59,883	68,003
FHLMC	6.00	9-1-2038	13,508	15,339
FHLMC	6.00	9-1-2038	29,299	33,295
FHLMC	6.00	9-1-2038	42,174	47,890
FHLMC	6.00	10-1-2038	25,623	29,161
FHLMC	6.00	11-1-2038	30,127	34,252
FHLMC	6.00	12-1-2038	706	801
FHLMC	6.00	3-1-2039	15,329	17,428
FHLMC	6.00	6-1-2039	2,545	2,899
FHLMC	6.25	7-15-2032	900,000	1,259,146
FHLMC	6.50	10-1-2037	50,363	57,642
FHLMC	6.50	12-1-2037	67,926	76,695
FHLMC	6.50	3-1-2038	27,624	31,190
FHLMC	6.50	3-1-2038	53,996	60,966
FHLMC	6.50	1-1-2039	20,317	24,032

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.50%	4-1-2039	$167,500	$192,835
FHLMC	6.50	4-1-2039	151,884	179,444
FHLMC	6.75	3-15-2031	1,000,000	1,426,163
FHMLC	0.75	4-9-2018	750,000	746,978
FICO	9.65	11-2-2018	500,000	580,188
FNMA	5.00	12-1-2035	4,469	4,910
FNMA ¤	0.00	10-9-2019	200,000	189,666
FNMA	0.75	7-27-2018	750,000	745,346
FNMA	0.88	12-20-2017	2,000,000	1,999,130
FNMA	0.88	2-8-2018	1,000,000	998,444
FNMA	0.88	3-28-2018	750,000	748,807
FNMA	0.88	5-21-2018	1,000,000	997,295
FNMA	0.88	8-2-2019	750,000	739,635
FNMA	1.00	5-21-2018	100,000	99,521
FNMA	1.00	10-24-2019	2,500,000	2,465,298
FNMA	1.25	8-17-2021	750,000	727,302
FNMA	1.38	10-7-2021	1,000,000	971,918
FNMA	1.63	11-27-2018	2,000,000	2,017,566
FNMA	1.75	1-30-2019	200,000	202,105
FNMA	1.75	5-30-2019	2,000,000	2,020,068
FNMA	1.75	9-12-2019	2,000,000	2,017,844
FNMA	1.88	2-19-2019	3,000,000	3,040,953
FNMA	2.13	4-24-2026	750,000	714,457
FNMA	2.50	10-1-2027	2,499,480	2,511,937
FNMA	2.50	3-1-2028	2,756,130	2,772,560
FNMA	2.50	4-1-2028	4,774,249	4,797,896
FNMA	2.50	7-1-2028	4,364,656	4,386,234
FNMA	2.50	7-1-2028	6,970,629	7,005,052
FNMA	2.50	7-1-2028	5,827,467	5,853,613
FNMA	2.50	10-1-2028	5,225,830	5,251,665
FNMA	2.50	3-1-2029	3,219,565	3,235,452
FNMA	2.50	2-1-2030	3,954,133	3,971,874
FNMA %%	2.50	12-16-2031	5,650,000	5,669,643
FNMA	2.50	1-1-2038	267,707	255,544
FNMA	2.50	10-1-2042	527,647	505,779
FNMA	2.50	11-1-2042	58,587	56,159
FNMA	2.50	2-1-2043	216,413	207,155
FNMA	2.50	3-1-2043	237,446	227,608
FNMA	2.50	3-1-2043	116,449	111,585
FNMA	2.50	3-1-2043	219,703	210,599
FNMA	2.50	4-1-2043	281,939	269,121
FNMA	2.50	4-1-2043	149,605	143,406
FNMA	2.50	8-1-2043	317,382	302,952
FNMA	2.50	8-1-2043	480,779	458,920
FNMA	2.50	8-1-2043	1,195,796	1,144,640
FNMA	2.63	9-6-2024	1,000,000	1,013,788
FNMA	3.00	10-1-2021	3,200,796	3,292,223
FNMA	3.00	8-1-2026	153,724	158,115
FNMA	3.00	9-1-2026	95,575	98,305
FNMA	3.00	11-1-2026	145,726	149,889
FNMA	3.00	11-1-2026	1,589,789	1,635,200
FNMA	3.00	2-1-2027	90,783	93,376
FNMA	3.00	2-1-2027	862,899	887,547
FNMA	3.00	4-1-2027	178,517	183,616
FNMA	3.00	5-1-2027	211,019	217,046
FNMA	3.00	6-1-2027	140,819	144,841
FNMA	3.00	7-1-2027	243,292	250,241
FNMA	3.00	7-1-2027	312,323	321,244
FNMA	3.00	8-1-2027	1,641,758	1,688,653
FNMA	3.00	8-1-2027	1,577,577	1,622,638
FNMA	3.00	8-1-2027	9,394,734	9,663,084
FNMA	3.00	9-1-2027	1,241,603	1,277,082
FNMA	3.00	9-1-2027	1,301,717	1,338,899

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	9-1-2027	$1,976,728	$2,033,191
FNMA	3.00	9-1-2027	5,169,601	5,317,264
FNMA	3.00	10-1-2027	2,308,157	2,374,091
FNMA	3.00	8-1-2029	5,867,031	6,034,616
FNMA	3.00	5-1-2030	4,870,199	5,009,311
FNMA %%	3.00	12-16-2031	5,500,000	5,652,969
FNMA %%	3.00	12-16-2031	3,000,000	3,081,094
FNMA	3.00	3-1-2036	2,202,044	2,234,079
FNMA	3.00	9-1-2042	1,906,318	1,906,090
FNMA	3.00	9-1-2042	35,689	35,672
FNMA	3.00	9-1-2042	596,958	596,887
FNMA	3.00	9-1-2042	376,794	375,137
FNMA	3.00	10-1-2042	3,724,527	3,714,425
FNMA	3.00	10-1-2042	969,810	969,694
FNMA	3.00	10-1-2042	3,660,898	3,660,462
FNMA	3.00	11-1-2042	7,060,109	7,059,268
FNMA	3.00	12-1-2042	7,134,180	7,133,331
FNMA	3.00	1-1-2043	7,042,219	7,041,381
FNMA	3.00	2-1-2043	7,565,409	7,564,508
FNMA	3.00	5-1-2043	1,816,348	1,816,130
FNMA	3.00	5-1-2043	7,200,557	7,199,696
FNMA	3.00	6-1-2043	155,263	155,244
FNMA	3.00	6-1-2043	3,696,165	3,695,725
FNMA	3.00	7-1-2043	883,091	882,985
FNMA	3.00	7-1-2043	6,985,056	6,984,224
FNMA	3.00	7-1-2043	3,966,551	3,966,079
FNMA	3.00	8-1-2043	294,131	294,096
FNMA	3.00	8-1-2043	776,567	776,474
FNMA	3.00	8-1-2043	348,491	348,449
FNMA	3.00	12-1-2043	220,970	220,944
FNMA	3.00	4-1-2044	245,858	245,387
FNMA	3.00	7-1-2044	307,688	307,541
FNMA	3.00	5-1-2046	12,975,348	12,918,313
FNMA	3.00	8-1-2046	13,776,083	13,715,528
FNMA	3.00	9-1-2046	8,248,761	8,212,502
FNMA	3.00	12-1-2046	8,200,000	8,164,765
FNMA %%	3.00	12-13-2046	14,575,000	14,497,570
FNMA	3.50	11-1-2025	1,409,239	1,467,845
FNMA	3.50	12-1-2025	3,541,752	3,694,814
FNMA	3.50	12-1-2026	4,959,406	5,170,871
FNMA	3.50	10-1-2029	5,868,536	6,117,159
FNMA	3.50	12-1-2035	1,321,393	1,368,413
FNMA	3.50	1-1-2036	23,232	23,909
FNMA	3.50	10-1-2040	989,946	1,016,014
FNMA	3.50	12-1-2040	144,204	148,015
FNMA	3.50	1-1-2041	28,419	29,168
FNMA	3.50	1-1-2041	70,260	72,441
FNMA	3.50	1-1-2041	20,171	20,705
FNMA	3.50	1-1-2041	293,715	301,469
FNMA	3.50	1-1-2041	902,830	930,872
FNMA	3.50	2-1-2041	437,184	451,218
FNMA	3.50	2-1-2041	34,733	35,652
FNMA	3.50	2-1-2041	507,357	523,090
FNMA	3.50	2-1-2041	2,033,277	2,096,162
FNMA	3.50	9-1-2042	8,223,406	8,471,571
FNMA	3.50	9-1-2042	5,849,260	6,032,762
FNMA	3.50	10-1-2042	5,057,628	5,210,729
FNMA	3.50	12-1-2042	1,111,040	1,145,713
FNMA	3.50	4-1-2043	5,314,873	5,485,561
FNMA	3.50	5-1-2043	353,857	365,222
FNMA	3.50	5-1-2043	178,412	183,798
FNMA	3.50	6-1-2043	423,685	434,941
FNMA	3.50	7-1-2043	8,177,217	8,424,616
FNMA	3.50	7-1-2043	6,393,637	6,562,219
FNMA	3.50	8-1-2043	1,125,211	1,159,268

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	9-1-2043	$526,116	$541,906
FNMA	3.50	9-1-2043	277,821	285,136
FNMA	3.50	1-1-2044	6,335,998	6,502,843
FNMA	3.50	1-1-2045	8,073,032	8,285,617
FNMA	3.50	1-1-2045	12,894,796	13,234,352
FNMA	3.50	5-1-2045	9,474,396	9,723,883
FNMA	3.50	8-1-2045	9,960,650	10,248,377
FNMA	3.50	11-1-2045	7,637,800	7,838,925
FNMA	3.50	12-1-2045	2,083,478	2,138,455
FNMA	3.50	2-1-2046	11,897,294	12,210,582
FNMA	3.50	2-1-2046	9,347,622	9,593,771
FNMA	3.50	2-1-2046	12,292,981	12,616,689
FNMA	3.50	4-1-2046	4,861,223	4,990,305
FNMA	4.00	7-1-2018	421,387	432,344
FNMA	4.00	7-1-2018	14,108	14,476
FNMA	4.00	7-1-2018	835	857
FNMA	4.00	7-1-2018	18,428	18,907
FNMA	4.00	8-1-2018	313,656	321,811
FNMA	4.00	8-1-2018	189,031	193,958
FNMA	4.00	8-1-2018	127,837	131,161
FNMA	4.00	8-1-2018	130,722	134,121
FNMA	4.00	9-1-2018	12,033	12,347
FNMA	4.00	9-1-2018	1,624	1,667
FNMA	4.00	2-1-2019	33,198	34,063
FNMA	4.00	4-1-2019	8,740	8,968
FNMA	4.00	4-1-2019	26,184	26,868
FNMA	4.00	5-1-2019	12,004	12,320
FNMA	4.00	12-1-2019	378,571	388,428
FNMA	4.00	5-1-2020	617,886	633,951
FNMA	4.00	10-1-2020	24,743	25,403
FNMA	4.00	1-1-2021	265,791	273,309
FNMA	4.00	5-1-2021	194,661	200,221
FNMA	4.00	6-1-2021	140,174	144,223
FNMA	4.00	2-1-2024	5,130	5,407
FNMA	4.00	3-1-2024	282,839	298,501
FNMA	4.00	4-1-2024	496,659	524,108
FNMA	4.00	5-1-2024	20,566	21,709
FNMA	4.00	6-1-2024	108,371	114,380
FNMA	4.00	6-1-2024	40,954	43,225
FNMA	4.00	6-1-2024	48,719	51,422
FNMA	4.00	6-1-2024	172,873	182,500
FNMA	4.00	9-1-2024	41,391	43,676
FNMA	4.00	10-1-2024	36,599	38,201
FNMA	4.00	2-1-2025	342,251	358,551
FNMA	4.00	3-1-2025	1,357,417	1,435,517
FNMA	4.00	3-1-2025	49,731	52,041
FNMA	4.00	7-1-2025	818,407	858,684
FNMA	4.00	1-1-2026	48,757	51,643
FNMA	4.00	5-1-2026	814,901	860,162
FNMA	4.00	7-1-2026	357,527	378,180
FNMA	4.00	2-1-2039	178,116	187,360
FNMA	4.00	2-1-2039	55,648	58,753
FNMA	4.00	3-1-2039	33,742	35,493
FNMA	4.00	8-1-2039	335,037	352,811
FNMA	4.00	8-1-2039	754,985	794,168
FNMA	4.00	8-1-2039	216,680	228,150
FNMA	4.00	8-1-2039	2,616,511	2,791,149
FNMA	4.00	11-1-2039	17,932	18,862
FNMA	4.00	1-1-2040	198,224	208,601
FNMA	4.00	1-1-2040	193,114	203,285
FNMA	4.00	3-1-2040	9,425	9,925
FNMA	4.00	3-1-2040	330,116	347,656
FNMA	4.00	4-1-2040	1,282,887	1,349,570

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	8-1-2040	$53,047	$55,882
FNMA	4.00	8-1-2040	840,507	886,778
FNMA	4.00	8-1-2040	703,394	742,395
FNMA	4.00	8-1-2040	270,288	284,738
FNMA	4.00	9-1-2040	14,491	15,285
FNMA	4.00	9-1-2040	15,480	16,340
FNMA	4.00	9-1-2040	49,983	52,638
FNMA	4.00	10-1-2040	27,291	28,744
FNMA	4.00	10-1-2040	30,111	31,674
FNMA	4.00	10-1-2040	177,490	187,071
FNMA	4.00	10-1-2040	372,859	392,211
FNMA	4.00	11-1-2040	51,939	54,797
FNMA	4.00	11-1-2040	274,743	289,977
FNMA	4.00	11-1-2040	243,290	255,916
FNMA	4.00	11-1-2040	129,496	136,658
FNMA	4.00	11-1-2040	2,473,639	2,610,408
FNMA	4.00	11-1-2040	200,169	211,184
FNMA	4.00	11-1-2040	28,074	29,531
FNMA	4.00	11-1-2040	22,059	23,284
FNMA	4.00	12-1-2040	104,190	109,598
FNMA	4.00	12-1-2040	9,862	10,374
FNMA	4.00	12-1-2040	24,816	26,199
FNMA	4.00	12-1-2040	67,857	71,644
FNMA	4.00	12-1-2040	253,337	267,371
FNMA	4.00	12-1-2040	306,753	323,866
FNMA	4.00	12-1-2040	690,755	728,755
FNMA	4.00	12-1-2040	2,373,206	2,522,493
FNMA	4.00	12-1-2040	52,933	55,872
FNMA	4.00	1-1-2041	57,328	60,517
FNMA	4.00	1-1-2041	6,888	7,245
FNMA	4.00	1-1-2041	2,948,378	3,101,445
FNMA	4.00	2-1-2041	131,437	138,259
FNMA	4.00	2-1-2041	248,695	262,492
FNMA	4.00	2-1-2041	3,551,838	3,749,967
FNMA	4.00	3-1-2041	1,678,055	1,765,145
FNMA	4.00	3-1-2041	92,130	97,284
FNMA	4.00	4-1-2041	200,301	211,510
FNMA	4.00	5-1-2041	3,540,770	3,738,469
FNMA	4.00	7-1-2041	89,686	94,693
FNMA	4.00	7-1-2041	16,914	17,792
FNMA	4.00	8-1-2041	20,132	21,259
FNMA	4.00	8-1-2041	255,244	269,519
FNMA	4.00	10-1-2041	155,340	163,933
FNMA	4.00	10-1-2041	90,418	95,442
FNMA	4.00	10-1-2041	1,168,817	1,229,478
FNMA	4.00	10-1-2041	1,013,227	1,070,083
FNMA	4.00	11-1-2041	852,748	898,665
FNMA	4.00	11-1-2041	261,920	276,002
FNMA	4.00	12-1-2041	276,716	291,078
FNMA	4.00	12-1-2041	147,681	155,624
FNMA	4.00	12-1-2041	182,436	191,911
FNMA	4.00	1-1-2042	37,651	39,615
FNMA	4.00	1-1-2042	6,941	7,312
FNMA	4.00	2-1-2042	52,578	55,391
FNMA	4.00	2-1-2042	13,030	13,763
FNMA	4.00	2-1-2042	109,952	116,117
FNMA	4.00	2-1-2042	1,980,381	2,086,158
FNMA	4.00	4-1-2042	1,091,219	1,150,059
FNMA	4.00	7-1-2042	32,799	34,514
FNMA	4.00	10-1-2043	3,619,183	3,807,015
FNMA	4.00	10-1-2043	4,965,913	5,225,750
FNMA	4.00	12-1-2043	3,421,154	3,598,709
FNMA	4.00	7-1-2044	3,989,771	4,196,837
FNMA	4.00	9-1-2044	8,043,062	8,460,490
FNMA	4.00	10-1-2044	6,676,035	7,023,027

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	10-1-2044	$4,337,724	$4,562,848
FNMA	4.00	5-1-2045	8,484,585	8,927,503
FNMA	4.00	7-1-2045	8,964,770	9,432,890
FNMA	4.00	12-1-2045	6,897,950	7,258,427
FNMA	4.50	3-1-2018	4,857	4,997
FNMA	4.50	4-1-2018	25,619	26,358
FNMA	4.50	12-1-2018	4,044	4,160
FNMA	4.50	5-1-2019	5,031	5,176
FNMA	4.50	1-1-2020	12,064	12,486
FNMA	4.50	8-1-2020	6,218	6,451
FNMA	4.50	10-1-2020	23,498	24,388
FNMA	4.50	12-1-2020	39,791	41,470
FNMA	4.50	1-1-2021	23,548	24,365
FNMA	4.50	3-1-2022	28,403	29,223
FNMA	4.50	3-1-2022	112,384	115,801
FNMA	4.50	5-1-2022	5,728	5,893
FNMA	4.50	11-1-2022	38,494	40,162
FNMA	4.50	2-1-2023	158,672	163,251
FNMA	4.50	3-1-2023	74,583	78,746
FNMA	4.50	3-1-2023	12,384	13,091
FNMA	4.50	3-1-2023	3,176	3,360
FNMA	4.50	5-1-2023	85,861	88,339
FNMA	4.50	5-1-2023	20,697	21,742
FNMA	4.50	5-1-2023	12,864	13,676
FNMA	4.50	5-1-2023	10,720	11,099
FNMA	4.50	6-1-2023	108,081	114,049
FNMA	4.50	12-1-2023	40,959	42,784
FNMA	4.50	3-1-2024	9,339	9,881
FNMA	4.50	5-1-2024	12,732	13,556
FNMA	4.50	5-1-2024	159,507	168,774
FNMA	4.50	7-1-2024	653,117	691,334
FNMA	4.50	8-1-2024	84,086	88,988
FNMA	4.50	8-1-2024	55,365	58,822
FNMA	4.50	8-1-2024	3,982	4,097
FNMA	4.50	1-1-2025	890,048	942,041
FNMA	4.50	3-1-2025	48,172	50,986
FNMA	4.50	3-1-2025	903,256	961,454
FNMA	4.50	4-1-2025	86,695	91,912
FNMA	4.50	4-1-2025	19,352	20,864
FNMA	4.50	10-1-2025	126,005	135,853
FNMA	4.50	2-1-2026	72,440	78,102
FNMA	4.50	2-1-2026	23,004	24,061
FNMA	4.50	4-1-2026	471,637	502,640
FNMA	4.50	5-1-2026	51,612	55,013
FNMA	4.50	6-1-2026	14,092	14,736
FNMA	4.50	4-1-2028	24,268	26,164
FNMA	4.50	4-1-2028	10,072	10,859
FNMA	4.50	4-1-2028	19,850	21,401
FNMA	4.50	3-1-2029	20,014	21,578
FNMA	4.50	5-1-2029	2,951,919	3,182,623
FNMA	4.50	10-1-2029	190,695	205,598
FNMA	4.50	9-1-2033	235,038	254,422
FNMA	4.50	4-1-2035	79,497	85,710
FNMA	4.50	5-1-2035	16,660	18,054
FNMA	4.50	7-1-2035	2,364	2,554
FNMA	4.50	8-1-2035	3,757	4,069
FNMA	4.50	9-1-2035	325,736	352,842
FNMA	4.50	9-1-2035	17,089	18,460
FNMA	4.50	10-1-2035	46,786	50,684
FNMA	4.50	3-1-2038	298,080	321,376
FNMA	4.50	2-1-2039	37,575	40,513
FNMA	4.50	2-1-2039	218,056	235,358
FNMA	4.50	2-1-2039	13,519	14,579

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	2-1-2039	$12,591	$13,575
FNMA	4.50	3-1-2039	493,920	532,521
FNMA	4.50	3-1-2039	867,083	934,849
FNMA	4.50	4-1-2039	832,859	897,950
FNMA	4.50	4-1-2039	4,961	5,348
FNMA	4.50	4-1-2039	261,209	281,712
FNMA	4.50	4-1-2039	981,578	1,058,292
FNMA	4.50	5-1-2039	452,218	494,959
FNMA	4.50	5-1-2039	1,044,679	1,128,174
FNMA	4.50	6-1-2039	607,346	654,963
FNMA	4.50	9-1-2039	1,123,508	1,228,295
FNMA	4.50	12-1-2039	97,352	105,077
FNMA	4.50	2-1-2040	2,347,275	2,569,932
FNMA	4.50	3-1-2040	1,863,926	2,047,027
FNMA	4.50	5-1-2040	1,590,094	1,728,950
FNMA	4.50	5-1-2040	674,494	732,204
FNMA	4.50	6-1-2040	602,844	652,241
FNMA	4.50	8-1-2040	160,386	173,159
FNMA	4.50	8-1-2040	1,472,463	1,590,385
FNMA	4.50	9-1-2040	13,901	14,988
FNMA	4.50	10-1-2040	229,538	247,893
FNMA	4.50	11-1-2040	1,231,371	1,332,934
FNMA	4.50	2-1-2041	4,286,970	4,627,896
FNMA	4.50	2-1-2041	3,547,470	3,839,425
FNMA	4.50	4-1-2041	1,066,326	1,153,742
FNMA	4.50	5-1-2041	1,672,267	1,806,368
FNMA	4.50	5-1-2041	7,609	8,204
FNMA	4.50	1-1-2042	4,878,529	5,278,480
FNMA	4.50	9-1-2043	3,186,369	3,435,396
FNMA	5.00	12-1-2017	59,332	60,626
FNMA	5.00	6-1-2018	56,402	57,638
FNMA	5.00	10-1-2018	41,776	42,727
FNMA	5.00	11-1-2018	15,194	15,548
FNMA	5.00	6-1-2019	47,485	48,861
FNMA	5.00	9-1-2019	143,824	147,132
FNMA	5.00	10-1-2019	64,245	66,010
FNMA	5.00	11-1-2019	50,210	51,547
FNMA	5.00	6-1-2020	26,187	27,003
FNMA	5.00	5-1-2023	48,435	51,659
FNMA	5.00	5-1-2023	213,054	217,699
FNMA	5.00	6-1-2023	33,979	36,005
FNMA	5.00	6-1-2023	115,198	122,035
FNMA	5.00	9-1-2024	71,221	77,953
FNMA	5.00	3-1-2025	734,321	783,235
FNMA	5.00	4-1-2034	126,428	140,730
FNMA	5.00	4-1-2034	422,751	465,261
FNMA	5.00	4-1-2035	1,123,954	1,236,971
FNMA	5.00	6-1-2035	387,680	425,562
FNMA	5.00	7-1-2035	22,837	25,038
FNMA	5.00	7-1-2035	21,189	23,264
FNMA	5.00	7-1-2035	45,675	50,133
FNMA	5.00	8-1-2035	46,968	51,566
FNMA	5.00	10-1-2035	1,400,790	1,537,998
FNMA	5.00	11-1-2035	319,514	349,714
FNMA	5.00	2-1-2036	1,690,980	1,856,043
FNMA	5.00	7-1-2036	35,720	39,130
FNMA	5.00	11-1-2036	110,714	121,508
FNMA	5.00	11-1-2036	151,780	166,131
FNMA	5.00	5-1-2037	36,657	40,122
FNMA	5.00	5-1-2037	37,400	40,935
FNMA	5.00	5-1-2037	104,713	114,610
FNMA	5.00	6-1-2037	42,774	46,817
FNMA	5.00	8-1-2037	237,696	260,163
FNMA	5.00	2-1-2038	877,429	963,226
FNMA	5.00	3-1-2038	505,197	552,948

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	4-1-2038	$27,496	$30,095
FNMA	5.00	5-1-2038	145,409	159,153
FNMA	5.00	5-1-2038	93,885	102,759
FNMA	5.00	5-1-2038	36,131	39,546
FNMA	5.00	7-1-2038	3,501	3,832
FNMA	5.00	7-1-2038	4,524	4,951
FNMA	5.00	11-1-2038	117,604	128,720
FNMA	5.00	11-1-2038	76,818	84,079
FNMA	5.00	11-1-2038	4,757	5,207
FNMA	5.00	4-1-2039	152,120	166,598
FNMA	5.00	4-1-2039	210,766	230,688
FNMA	5.00	6-1-2039	356,903	390,638
FNMA	5.00	7-1-2039	248,120	271,573
FNMA	5.00	8-1-2039	2,268,328	2,482,849
FNMA	5.00	10-1-2039	468,986	513,982
FNMA	5.00	7-1-2040	4,128,828	4,554,770
FNMA	5.00	9-1-2040	2,495,467	2,736,766
FNMA	5.00	4-1-2041	1,684,230	1,851,172
FNMA	5.00	8-1-2041	153,652	168,241
FNMA	5.50	1-1-2017	568	567
FNMA	5.50	2-1-2017	1,326	1,327
FNMA	5.50	2-1-2017	27	27
FNMA	5.50	4-1-2017	3,410	3,421
FNMA	5.50	6-1-2017	11,289	11,339
FNMA	5.50	7-1-2017	16,744	16,840
FNMA	5.50	8-1-2017	4,037	4,066
FNMA	5.50	10-1-2017	19,362	19,561
FNMA	5.50	3-1-2018	8,676	8,815
FNMA	5.50	4-1-2018	12,855	13,095
FNMA	5.50	12-1-2018	118,280	120,681
FNMA	5.50	5-1-2021	103,575	108,344
FNMA	5.50	5-1-2023	111,689	120,802
FNMA	5.50	2-1-2024	10,520	11,383
FNMA	5.50	6-1-2024	96,338	103,486
FNMA	5.50	8-1-2025	61,287	68,972
FNMA	5.50	7-1-2033	114,802	129,086
FNMA	5.50	9-1-2033	206,391	231,541
FNMA	5.50	11-1-2033	111,402	125,352
FNMA	5.50	7-1-2034	82,685	92,169
FNMA	5.50	9-1-2034	47,037	52,901
FNMA	5.50	10-1-2034	26,396	29,551
FNMA	5.50	12-1-2034	208,404	234,100
FNMA	5.50	1-1-2035	178,214	199,248
FNMA	5.50	1-1-2035	1,254,619	1,409,647
FNMA	5.50	6-1-2035	269,126	302,089
FNMA	5.50	8-1-2035	24,699	27,570
FNMA	5.50	8-1-2035	159,956	178,576
FNMA	5.50	8-1-2035	331,369	372,846
FNMA	5.50	9-1-2035	272,484	306,184
FNMA	5.50	12-1-2035	339,331	380,907
FNMA	5.50	12-1-2035	383,149	429,822
FNMA	5.50	1-1-2036	793,183	887,460
FNMA	5.50	2-1-2036	184,043	206,450
FNMA	5.50	4-1-2036	1,316,308	1,476,727
FNMA	5.50	4-1-2036	520,699	583,625
FNMA	5.50	4-1-2036	239,296	268,832
FNMA	5.50	9-1-2036	15,445	17,216
FNMA	5.50	2-1-2037	150,442	172,965
FNMA	5.50	3-1-2037	40,573	45,393
FNMA	5.50	5-1-2037	59,375	66,186
FNMA	5.50	6-1-2037	139,992	157,253
FNMA	5.50	7-1-2037	12,402	13,844
FNMA	5.50	7-1-2037	44,002	49,331

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	2-1-2038	$40,906	$45,598
FNMA	5.50	2-1-2038	47,605	53,065
FNMA	5.50	2-1-2038	380,276	423,894
FNMA	5.50	3-1-2038	13,491	15,092
FNMA	5.50	4-1-2038	437,473	488,558
FNMA	5.50	5-1-2038	295,934	331,342
FNMA	5.50	5-1-2038	39,906	44,683
FNMA	5.50	5-1-2038	619,854	694,302
FNMA	5.50	6-1-2038	152,687	171,115
FNMA	5.50	8-1-2038	32,500	36,533
FNMA	5.50	9-1-2038	171,288	192,053
FNMA	5.50	11-1-2038	359,612	402,350
FNMA	5.50	11-1-2038	376,740	422,538
FNMA	5.50	1-1-2039	249,260	278,913
FNMA	5.50	2-1-2039	1,331,129	1,494,387
FNMA	5.50	5-1-2039	223,892	250,485
FNMA	5.50	6-1-2039	525,908	588,441
FNMA	5.50	12-1-2039	5,397	6,039
FNMA	5.50	6-1-2040	9,919	11,125
FNMA	5.50	9-1-2040	101,502	113,642
FNMA	5.50	2-1-2041	148,354	165,933
FNMA	5.63	7-15-2037	150,000	201,415
FNMA	6.00	11-1-2017	20	20
FNMA	6.00	11-1-2017	27,966	28,352
FNMA	6.00	1-1-2018	10,296	10,472
FNMA	6.00	5-1-2021	62,897	67,256
FNMA	6.00	5-1-2021	79,803	84,929
FNMA	6.00	9-1-2021	38,476	40,607
FNMA	6.00	8-1-2022	20,791	22,316
FNMA	6.00	10-1-2022	57,995	62,236
FNMA	6.00	9-1-2024	6,090	6,476
FNMA	6.00	11-1-2033	19,942	22,950
FNMA	6.00	8-1-2034	82,990	95,341
FNMA	6.00	9-1-2034	41,322	47,301
FNMA	6.00	10-1-2034	78,669	90,484
FNMA	6.00	11-1-2034	81,464	92,487
FNMA	6.00	3-1-2035	29,210	33,246
FNMA	6.00	1-1-2036	226,023	257,642
FNMA	6.00	3-1-2036	29,084	33,020
FNMA	6.00	9-1-2036	106,913	121,626
FNMA	6.00	9-1-2036	44,257	50,287
FNMA	6.00	9-1-2036	2,170	2,467
FNMA	6.00	11-1-2036	577,816	656,431
FNMA	6.00	1-1-2037	306,007	348,086
FNMA	6.00	2-1-2037	927,452	1,053,164
FNMA	6.00	2-1-2037	1,952	2,223
FNMA	6.00	3-1-2037	142,003	161,216
FNMA	6.00	4-1-2037	7,789	8,843
FNMA	6.00	5-1-2037	416,666	473,571
FNMA	6.00	5-1-2037	3,044	3,461
FNMA	6.00	6-1-2037	4,402	5,010
FNMA	6.00	7-1-2037	430,549	488,803
FNMA	6.00	8-1-2037	93,254	106,468
FNMA	6.00	8-1-2037	20,398	23,210
FNMA	6.00	8-1-2037	2,007	2,279
FNMA	6.00	8-1-2037	312,957	355,890
FNMA	6.00	9-1-2037	261,441	297,159
FNMA	6.00	9-1-2037	26,764	30,459
FNMA	6.00	9-1-2037	37,671	42,824
FNMA	6.00	9-1-2037	28,137	31,973
FNMA	6.00	9-1-2037	24,096	27,373
FNMA	6.00	9-1-2037	18,906	21,464
FNMA	6.00	9-1-2037	32,408	36,852
FNMA	6.00	9-1-2037	41,005	46,624
FNMA	6.00	9-1-2037	2,152	2,443

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	10-1-2037	$1,421	$1,616
FNMA	6.00	10-1-2037	114,012	129,438
FNMA	6.00	10-1-2037	18,931	21,495
FNMA	6.00	10-1-2037	1,861	2,118
FNMA	6.00	10-1-2037	66,509	75,568
FNMA	6.00	10-1-2037	538,037	610,836
FNMA	6.00	10-1-2037	373,744	424,313
FNMA	6.00	11-1-2037	3,703	4,209
FNMA	6.00	11-1-2037	3,549	4,036
FNMA	6.00	11-1-2037	18,449	20,979
FNMA	6.00	11-1-2037	13,285	15,082
FNMA	6.00	11-1-2037	10,856	12,325
FNMA	6.00	12-1-2037	17,267	19,637
FNMA	6.00	1-1-2038	11,671	13,250
FNMA	6.00	1-1-2038	201,065	228,596
FNMA	6.00	1-1-2038	23,152	26,285
FNMA	6.00	2-1-2038	42,763	48,549
FNMA	6.00	2-1-2038	1,003	1,139
FNMA	6.00	2-1-2038	64,919	73,779
FNMA	6.00	2-1-2038	29,222	33,176
FNMA	6.00	6-1-2038	17,005	19,306
FNMA	6.00	7-1-2038	146,422	166,234
FNMA	6.00	7-1-2038	40,061	45,518
FNMA	6.00	7-1-2038	4,265	4,854
FNMA	6.00	7-1-2038	46,782	53,111
FNMA	6.00	8-1-2038	995	1,131
FNMA	6.00	8-1-2038	12,358	14,030
FNMA	6.00	8-1-2038	3,071	3,486
FNMA	6.00	8-1-2038	31,916	36,234
FNMA	6.00	8-1-2038	32,459	36,851
FNMA	6.00	8-1-2038	12,284	13,946
FNMA	6.00	9-1-2038	8,387	9,521
FNMA	6.00	9-1-2038	27,899	31,673
FNMA	6.00	9-1-2038	1,377	1,564
FNMA	6.00	9-1-2038	80,407	91,286
FNMA	6.00	9-1-2038	3,266	3,708
FNMA	6.00	9-1-2038	599	680
FNMA	6.00	9-1-2038	6,430	7,372
FNMA	6.00	9-1-2038	35,179	39,938
FNMA	6.00	9-1-2038	29,467	33,454
FNMA	6.00	9-1-2038	28,665	32,867
FNMA	6.00	9-1-2038	21,988	24,990
FNMA	6.00	9-1-2038	10,202	11,588
FNMA	6.00	9-1-2038	15,870	18,017
FNMA	6.00	10-1-2038	42,651	48,422
FNMA	6.00	10-1-2038	17,948	20,376
FNMA	6.00	10-1-2038	7,695	8,736
FNMA	6.00	11-1-2038	2,109	2,394
FNMA	6.00	11-1-2038	31,148	35,363
FNMA	6.00	11-1-2038	25,633	29,105
FNMA	6.00	11-1-2038	120,404	136,695
FNMA	6.00	11-1-2038	16,436	18,662
FNMA	6.00	11-1-2038	9,840	11,171
FNMA	6.00	12-1-2038	43,760	49,681
FNMA	6.00	12-1-2038	25,962	29,475
FNMA	6.00	12-1-2038	28,395	32,237
FNMA	6.00	1-1-2039	10,676	12,132
FNMA	6.00	2-1-2039	33,265	37,787
FNMA	6.00	3-1-2039	6,024	6,858
FNMA	6.00	9-1-2039	80,105	91,116
FNMA	6.00	9-1-2039	1,228	1,395
FNMA	6.00	10-1-2039	1,457,624	1,658,558
FNMA	6.00	4-1-2040	1,794,401	2,040,585

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	6-1-2040	$9,142	$10,403
FNMA	6.21	8-6-2038	200,000	287,640
FNMA	6.25	5-15-2029	500,000	669,379
FNMA	6.50	7-1-2036	112,607	127,517
FNMA	6.50	9-1-2036	62,134	73,274
FNMA	6.50	9-1-2036	3,901	4,417
FNMA	6.50	12-1-2036	286,954	324,949
FNMA	6.50	3-1-2037	12,617	14,287
FNMA	6.50	4-1-2037	12,813	14,509
FNMA	6.50	5-1-2037	53,445	60,521
FNMA	6.50	5-1-2037	859	973
FNMA	6.50	6-1-2037	59,114	66,941
FNMA	6.50	6-1-2037	55,123	62,422
FNMA	6.50	8-1-2037	9,640	10,916
FNMA	6.50	9-1-2037	333,173	379,276
FNMA	6.50	9-1-2037	434,299	491,803
FNMA	6.50	9-1-2037	2,273	2,574
FNMA	6.50	10-1-2037	1,984	2,246
FNMA	6.50	10-1-2037	85,013	96,269
FNMA	6.50	10-1-2037	31,783	35,991
FNMA	6.50	10-1-2037	503,367	570,015
FNMA	6.50	11-1-2037	37,887	42,903
FNMA	6.50	11-1-2037	138,521	156,862
FNMA	6.50	11-1-2037	11,884	13,457
FNMA	6.50	1-1-2038	89,437	102,259
FNMA	6.50	1-1-2038	22,440	25,412
FNMA	6.50	3-1-2038	6,699	7,976
FNMA	6.50	7-1-2038	12,296	13,924
FNMA	6.50	9-1-2038	8,758	10,153
FNMA	6.50	9-1-2038	6,205	7,026
FNMA	6.50	10-1-2038	32,463	36,762
FNMA	6.50	1-1-2039	324,651	370,262
FNMA	6.50	2-1-2039	38,443	43,533
FNMA	6.50	6-1-2039	21,754	24,634
FNMA	6.50	10-1-2039	643,060	731,764
FNMA	6.50	10-1-2039	235,931	267,170
FNMA	6.50	5-1-2040	176,522	200,015
FNMA	6.63	11-15-2030	1,300,000	1,828,133
FNMA	7.00	8-1-2037	14,592	16,426
FNMA	7.13	1-15-2030	500,000	722,693
FNMA	7.25	5-15-2030	1,300,000	1,903,177
GNMA %%	3.50	12-20-2046	8,050,000	8,371,685
GNMA	3.00	9-15-2042	227,249	230,638
GNMA	3.00	9-15-2042	2,671,643	2,715,615
GNMA	3.00	9-20-2042	5,829,138	5,938,403
GNMA	3.00	11-15-2042	3,291,995	3,346,176
GNMA	3.00	11-20-2042	2,954,138	3,009,513
GNMA	3.00	12-20-2042	1,258,734	1,282,307
GNMA	3.00	1-20-2043	6,068,661	6,182,234
GNMA	3.00	2-20-2043	7,200,528	7,323,487
GNMA	3.00	3-15-2043	1,087,574	1,102,183
GNMA	3.00	3-15-2043	1,110,038	1,124,949
GNMA	3.00	3-20-2043	2,169,657	2,206,718
GNMA	3.00	3-20-2043	4,714,045	4,802,296
GNMA	3.00	4-20-2043	1,263,523	1,287,172
GNMA	3.00	6-15-2043	569,895	579,239
GNMA	3.00	8-20-2043	3,468,992	3,534,023
GNMA	3.00	9-15-2043	245,520	249,504
GNMA	3.00	3-20-2045	5,627,417	5,715,969
GNMA	3.00	4-20-2045	4,030,099	4,093,350
GNMA	3.00	6-20-2045	7,558,477	7,677,280
GNMA	3.00	4-20-2046	7,340,728	7,455,755
GNMA	3.00	7-20-2046	3,607,240	3,663,764
GNMA	3.00	10-20-2046	4,989,070	5,067,247
GNMA	3.00	11-20-2046	13,350,000	13,559,191

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA %%	3.00%	1-24-2047	$11,950,000	$12,090,273
GNMA	3.50	12-15-2040	428,555	451,669
GNMA	3.50	1-15-2041	308,515	321,445
GNMA	3.50	10-15-2041	1,685,606	1,760,492
GNMA	3.50	2-15-2042	4,501,970	4,701,774
GNMA	3.50	3-20-2042	1,283,340	1,340,263
GNMA	3.50	4-20-2042	863,426	900,446
GNMA	3.50	5-15-2042	1,068,608	1,113,207
GNMA	3.50	5-15-2042	1,717,126	1,789,102
GNMA	3.50	6-20-2042	1,409,814	1,473,643
GNMA	3.50	7-15-2042	2,101,719	2,189,436
GNMA	3.50	10-20-2042	2,553,886	2,667,172
GNMA	3.50	3-20-2043	3,688,975	3,850,525
GNMA	3.50	4-15-2043	2,283,310	2,378,605
GNMA	3.50	4-20-2043	11,198,262	11,695,025
GNMA	3.50	10-20-2043	2,902,461	3,030,601
GNMA	3.50	1-20-2044	2,750,889	2,868,267
GNMA	3.50	5-20-2044	2,779,882	2,896,407
GNMA	3.50	10-20-2044	9,198,017	9,573,249
GNMA	3.50	12-20-2044	5,552,841	5,779,385
GNMA	3.50	3-20-2045	4,022,238	4,186,523
GNMA	3.50	4-20-2045	13,420,058	13,988,208
GNMA	3.50	6-20-2045	9,254,630	9,632,930
GNMA	3.50	10-20-2045	7,348,256	7,648,537
GNMA	3.50	3-20-2046	6,884,561	7,167,068
GNMA	3.50	4-20-2046	14,714,970	15,318,830
GNMA	3.50	7-20-2046	13,129,372	13,669,907
GNMA	4.00	6-15-2039	192,890	204,452
GNMA	4.00	7-15-2039	52,291	55,433
GNMA	4.00	7-15-2039	304,325	322,566
GNMA	4.00	8-15-2040	2,156,894	2,287,474
GNMA	4.00	9-15-2040	3,487,593	3,699,334
GNMA	4.00	10-15-2040	1,351,387	1,450,588
GNMA	4.00	12-15-2040	2,512,609	2,727,460
GNMA	4.00	1-15-2041	2,386,360	2,590,141
GNMA	4.00	1-15-2041	963,722	1,045,592
GNMA	4.00	7-15-2041	559,077	594,718
GNMA	4.00	10-20-2041	1,112,277	1,182,528
GNMA	4.00	11-20-2041	3,141,738	3,345,559
GNMA	4.00	2-20-2042	729,576	775,471
GNMA	4.00	4-20-2042	3,188,604	3,393,585
GNMA	4.00	5-20-2042	2,442,988	2,595,927
GNMA	4.00	3-20-2043	894,304	951,870
GNMA	4.00	8-20-2043	3,736,155	3,962,681
GNMA	4.00	3-20-2044	4,249,138	4,502,895
GNMA	4.00	5-20-2044	4,172,224	4,421,447
GNMA	4.00	6-20-2044	3,647,983	3,865,652
GNMA	4.00	8-20-2044	4,698,912	4,979,373
GNMA	4.00	10-20-2044	973,985	1,031,975
GNMA	4.00	12-20-2044	5,778,864	6,123,205
GNMA	4.00	11-20-2045	9,939,492	10,531,557
GNMA	4.50	3-15-2037	58,113	63,254
GNMA	4.50	3-15-2038	21,934	24,062
GNMA	4.50	3-15-2039	315,163	347,378
GNMA	4.50	3-15-2039	2,768,885	3,021,346
GNMA	4.50	4-15-2039	243,649	265,253
GNMA	4.50	5-15-2039	584,649	643,744
GNMA	4.50	6-15-2039	312,172	340,635
GNMA	4.50	7-15-2039	674,702	735,562
GNMA	4.50	7-15-2039	400,493	437,011
GNMA	4.50	9-15-2039	279,290	304,838
GNMA	4.50	10-15-2039	565,926	616,976
GNMA	4.50	12-15-2039	717,395	790,731

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	1-15-2040	$772,635	$842,335
GNMA	4.50	4-15-2040	91,559	99,909
GNMA	4.50	5-15-2040	1,378,096	1,499,594
GNMA	4.50	5-15-2040	21,882	23,855
GNMA	4.50	5-15-2040	1,549,555	1,720,920
GNMA	4.50	6-15-2040	72,375	78,756
GNMA	4.50	6-15-2040	713,414	780,364
GNMA	4.50	6-15-2040	281,680	307,092
GNMA	4.50	9-15-2040	60,718	66,433
GNMA	4.50	9-15-2040	299,261	325,984
GNMA	4.50	10-15-2040	28,165	30,648
GNMA	4.50	11-15-2040	1,074,610	1,169,352
GNMA	4.50	12-15-2040	97,510	106,106
GNMA	4.50	2-15-2041	935,958	1,032,228
GNMA	4.50	3-15-2041	42,415	46,163
GNMA	4.50	4-15-2041	95,726	104,414
GNMA	4.50	4-15-2041	169,194	185,355
GNMA	4.50	5-15-2041	28,329	30,919
GNMA	4.50	6-15-2041	536,681	584,400
GNMA	4.50	6-15-2041	1,183,201	1,289,507
GNMA	4.50	6-15-2041	125,701	136,961
GNMA	4.50	6-15-2041	53,874	58,664
GNMA	4.50	7-15-2041	103,613	112,875
GNMA	4.50	7-20-2041	907,296	986,765
GNMA	4.50	10-15-2041	40,193	43,737
GNMA	4.50	10-15-2041	53,420	58,191
GNMA	4.50	10-15-2041	158,006	172,380
GNMA	4.50	11-20-2041	847,636	925,290
GNMA	4.50	12-20-2043	3,348,990	3,591,302
GNMA	4.50	1-20-2044	2,047,694	2,196,013
GNMA	4.50	4-20-2044	2,378,619	2,551,087
GNMA	4.50	10-20-2045	4,000,623	4,289,873
GNMA	5.00	3-15-2035	324,577	361,496
GNMA	5.00	5-15-2038	1,048,080	1,165,459
GNMA	5.00	8-15-2038	713,507	792,687
GNMA	5.00	8-15-2038	127,311	141,589
GNMA	5.00	8-15-2038	6,034	6,680
GNMA	5.00	12-15-2038	354,670	394,386
GNMA	5.00	3-15-2039	397,556	438,703
GNMA	5.00	3-15-2039	57,628	63,904
GNMA	5.00	5-15-2039	177,950	197,850
GNMA	5.00	7-15-2039	25,893	28,713
GNMA	5.00	9-15-2039	3,214,214	3,599,136
GNMA	5.00	11-15-2039	949,194	1,064,594
GNMA	5.00	1-15-2040	1,452,198	1,628,051
GNMA	5.00	2-15-2040	900,890	1,009,944
GNMA	5.00	3-15-2040	2,589,869	2,854,601
GNMA	5.00	5-15-2040	866,207	960,549
GNMA	5.00	7-15-2040	2,392	2,637
GNMA	5.00	7-15-2040	867,224	964,342
GNMA	5.00	12-15-2040	616,182	685,090
GNMA	5.00	9-15-2041	91,084	100,394
GNMA	5.00	10-15-2041	220,921	244,836
GNMA	5.00	5-20-2042	1,195,420	1,293,606
GNMA	5.50	9-15-2034	127,328	143,648
GNMA	5.50	11-15-2035	172,825	193,841
GNMA	5.50	12-15-2035	170,850	193,192
GNMA	5.50	2-15-2036	83,383	94,700
GNMA	5.50	3-15-2036	159,055	178,398
GNMA	5.50	5-15-2036	2,635	2,959
GNMA	5.50	5-15-2036	30,682	34,413
GNMA	5.50	2-15-2037	44,881	50,339
GNMA	5.50	6-15-2037	2,814	3,156
GNMA	5.50	8-15-2037	60,941	68,352
GNMA	5.50	2-15-2038	315,268	356,592

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	2-15-2038	$145,629	$163,890
GNMA	5.50	3-15-2038	35,519	39,918
GNMA	5.50	3-15-2038	7,509	8,439
GNMA	5.50	4-15-2038	86,332	97,176
GNMA	5.50	5-15-2038	56,863	63,999
GNMA	5.50	5-15-2038	239,745	269,437
GNMA	5.50	6-15-2038	13,095	14,698
GNMA	5.50	6-15-2038	26,949	30,286
GNMA	5.50	6-15-2038	59,808	67,210
GNMA	5.50	7-15-2038	220,896	248,252
GNMA	5.50	8-15-2038	16,105	18,110
GNMA	5.50	8-15-2038	79,337	89,162
GNMA	5.50	8-15-2038	1,417,292	1,623,071
GNMA	5.50	9-15-2038	51,367	58,636
GNMA	5.50	9-15-2038	47,611	53,532
GNMA	5.50	9-15-2038	706,402	792,305
GNMA	5.50	10-15-2038	32,383	36,394
GNMA	5.50	10-15-2038	287,880	322,889
GNMA	5.50	11-15-2038	57,324	64,383
GNMA	5.50	11-15-2038	158,269	178,061
GNMA	5.50	11-15-2038	148,227	166,586
GNMA	5.50	11-15-2038	21,827	24,528
GNMA	5.50	12-15-2038	189,220	212,656
GNMA	5.50	12-15-2038	31,531	35,436
GNMA	5.50	12-15-2038	174,418	196,039
GNMA	5.50	1-15-2039	33,083	37,197
GNMA	5.50	1-15-2039	63,786	71,787
GNMA	5.50	7-15-2039	15,152	17,092
GNMA	5.50	7-15-2039	100,752	113,220
GNMA	5.50	8-15-2039	48,728	54,759
GNMA	5.50	10-15-2039	678,394	762,410
GNMA	5.50	2-15-2040	10,309	11,564
GNMA	5.50	2-15-2040	26,619	29,914
GNMA	5.50	3-15-2040	49,432	55,443
GNMA	5.50	3-15-2040	98,309	110,264
GNMA	5.50	3-15-2040	36,490	41,009
GNMA	5.50	3-15-2040	315,889	355,008
GNMA	5.50	7-15-2040	18,214	20,428
GNMA	5.50	12-15-2040	52,528	59,050
GNMA	5.50	2-15-2041	60,198	67,519
GNMA	5.50	4-15-2041	116,286	130,428
GNMA	6.00	12-15-2031	19,627	22,394
GNMA	6.00	6-15-2036	167,572	191,197
GNMA	6.00	8-15-2036	2,756	3,187
GNMA	6.00	1-15-2037	437,585	506,500
GNMA	6.00	5-15-2037	119,955	137,642
GNMA	6.00	5-15-2037	4,432	5,056
GNMA	6.00	5-15-2037	4,581	5,249
GNMA	6.00	6-15-2037	13,350	15,365
GNMA	6.00	6-15-2037	53,679	62,201
GNMA	6.00	7-15-2037	40,814	46,569
GNMA	6.00	8-15-2037	79,251	92,407
GNMA	6.00	8-15-2037	153,832	175,519
GNMA	6.00	8-15-2037	4,828	5,620
GNMA	6.00	1-15-2038	2,319	2,645
GNMA	6.00	1-15-2038	197,569	225,423
GNMA	6.00	2-15-2038	4,072	4,646
GNMA	6.00	7-15-2038	266,245	303,781
GNMA	6.00	8-15-2038	103,480	118,069
GNMA	6.00	8-15-2038	215,938	249,541
GNMA	6.00	8-15-2038	56,936	64,963
GNMA	6.00	9-15-2038	288,630	329,321
GNMA	6.00	9-15-2038	2,271	2,594

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	9-15-2038	$1,680	$1,917
GNMA	6.00	9-15-2038	1,786	2,037
GNMA	6.00	9-15-2038	130,204	148,560
GNMA	6.00	10-15-2038	213,150	243,200
GNMA	6.00	10-15-2038	28,560	32,618
GNMA	6.00	10-15-2038	17,384	19,837
GNMA	6.00	10-15-2038	41,112	46,908
GNMA	6.00	10-15-2038	123,288	140,691
GNMA	6.00	10-15-2038	7,110	8,112
GNMA	6.00	10-15-2038	34,489	39,351
GNMA	6.00	11-15-2038	79,701	90,956
GNMA	6.00	11-15-2038	89,273	101,903
GNMA	6.00	12-15-2038	3,145	3,619
GNMA	6.00	12-15-2038	245,576	284,421
GNMA	6.00	1-15-2039	2,423	2,764
GNMA	6.00	1-15-2039	114,150	130,314
GNMA	6.00	2-15-2039	168,326	192,057
GNMA	6.00	2-15-2039	2,097	2,394
GNMA	6.00	6-15-2039	14,074	16,058
GNMA	6.00	8-15-2039	18,863	21,522
GNMA	6.00	8-15-2039	4,387	5,005
GNMA	6.00	10-15-2039	21,941	25,324
GNMA	6.00	11-15-2039	1,647	1,879
GNMA	6.00	12-15-2039	209,676	239,236
GNMA	6.00	3-15-2040	6,769	7,724
GNMA	6.00	12-15-2040	153,236	174,839
GNMA	6.00	6-15-2041	588,979	681,795
GNMA	6.00	6-15-2041	80,916	93,131
GNMA	6.00	6-15-2041	404,004	460,961
GNMA	6.50	11-15-2023	416	475
GNMA	6.50	12-15-2023	155	177
GNMA	6.50	10-15-2031	89,913	105,093
GNMA	6.50	3-15-2034	195,797	223,557
GNMA	6.50	9-15-2036	33,438	39,738
GNMA	6.50	2-15-2037	27,045	30,880
GNMA	6.50	12-15-2037	57,023	65,108
GNMA	6.50	1-15-2038	64,723	73,900
GNMA	6.50	4-15-2038	2,163	2,470
GNMA	6.50	5-15-2038	60,353	68,911
GNMA	6.50	5-15-2038	5,138	5,866
GNMA	6.50	8-15-2038	2,323	2,652
GNMA	6.50	8-15-2038	50,245	60,142
GNMA	6.50	8-15-2038	27,090	31,133
GNMA	6.50	9-15-2038	47,490	54,223
GNMA	6.50	9-15-2038	170,418	195,635
GNMA	6.50	10-15-2038	63,731	72,767
GNMA	6.50	10-15-2038	448,556	512,154
GNMA	6.50	10-15-2038	28,806	32,890
GNMA	6.50	11-15-2038	8,936	10,203
GNMA	6.50	11-15-2038	2,022	2,309
GNMA	6.50	12-15-2038	89,594	102,297
GNMA	6.50	2-15-2039	2,484	2,836
GNMA	6.50	5-15-2040	93,438	106,686
GNMA	6.50	7-15-2040	91,488	106,111
GNMA	6.50	7-15-2040	391,445	459,619
GNMA	7.00	3-15-2037	5,419	5,523
TVA	3.50	12-15-2042	150,000	146,524
TVA	3.88	2-15-2021	1,320,000	1,425,471
TVA	4.50	4-1-2018	200,000	208,816
TVA	4.65	6-15-2035	200,000	231,094
TVA	4.88	1-15-2048	200,000	230,491
TVA	5.25	9-15-2039	1,500,000	1,872,761
TVA	5.88	4-1-2036	300,000	398,911

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
TVA	6.15%	1-15-2038	$400,000	$551,174

Total Agency Securities (Cost $1,425,099,350)				1,436,722,423

Corporate Bonds and Notes : 20.83%

Consumer Discretionary : 1.98%

Auto Components : 0.06%
BorgWarner Incorporated	4.63	9-15-2020	100,000	105,541
Delphi Corporation	4.15	3-15-2024	1,000,000	1,030,089
Johnson Controls Incorporated	3.75	12-1-2021	500,000	520,484
Johnson Controls Incorporated	4.25	3-1-2021	120,000	127,496
Johnson Controls Incorporated	4.63	7-2-2044	850,000	845,050
Johnson Controls Incorporated	5.00	3-30-2020	100,000	107,611
Johnson Controls Incorporated	5.70	3-1-2041	240,000	272,490
Lear Corporation	5.25	1-15-2025	425,000	446,781

				3,455,542

Automobiles : 0.08%
Ford Motor Company	6.63	10-1-2028	200,000	235,814
Ford Motor Company	7.45	7-16-2031	1,000,000	1,234,909
General Motors Company	3.50	10-2-2018	1,000,000	1,018,462
General Motors Company	6.25	10-2-2043	1,250,000	1,345,294
General Motors Company	6.60	4-1-2036	500,000	561,001

				4,395,480

Diversified Consumer Services : 0.04%
Cornell University	5.45	2-1-2019	100,000	107,880
President & Fellows of Harvard College	4.88	10-15-2040	300,000	353,812
Princeton University	5.70	3-1-2039	500,000	652,143
Stanford University	4.75	5-1-2019	500,000	536,309
University of Pennsylvania	4.67	9-1-2112	500,000	480,837

				2,130,981

Hotels, Restaurants & Leisure : 0.15%
Carnival Corporation	1.88	12-15-2017	200,000	200,920
Carnival Corporation	3.95	10-15-2020	267,000	280,859
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	22,526
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	157,209
Marriott International Incorporated	3.00	3-1-2019	200,000	203,753
Marriott International Incorporated	3.38	10-15-2020	167,000	171,591
McDonald’s Corporation	2.63	1-15-2022	1,000,000	996,397
McDonald’s Corporation	3.38	5-26-2025	350,000	343,709
McDonald’s Corporation	3.50	7-15-2020	200,000	207,822
McDonald’s Corporation	3.63	5-20-2021	100,000	104,174
McDonald’s Corporation	3.70	1-30-2026	750,000	760,060
McDonald’s Corporation	3.70	2-15-2042	500,000	440,519
McDonald’s Corporation	5.35	3-1-2018	400,000	418,126
McDonald’s Corporation	6.30	10-15-2037	300,000	367,751
McDonald’s Corporation	6.30	3-1-2038	600,000	738,902
McDonald’s Corporation	4.60	5-26-2045	250,000	250,869
Starbucks Corporation	2.00	12-5-2018	250,000	252,306
Starbucks Corporation	2.10	2-4-2021	750,000	746,233
Starbucks Corporation	2.70	6-15-2022	200,000	201,877
Starbucks Corporation	4.30	6-15-2045	150,000	156,451
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	220,230
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	498,649

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corporation	4.25%	3-1-2022	$500,000	$517,472

				8,258,405

Household Durables : 0.10%
D.R. Horton Incorporated	3.75	3-1-2019	260,000	265,850
D.R. Horton Incorporated	4.00	2-15-2020	330,000	340,313
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	100,441
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	101,491
Newell Brands Incorporated	2.60	3-29-2019	1,000,000	1,012,451
Newell Brands Incorporated	3.15	4-1-2021	750,000	763,442
Newell Brands Incorporated	4.20	4-1-2026	750,000	780,576
Newell Brands Incorporated	5.50	4-1-2046	750,000	843,226
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	202,993
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	104,120
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	174,513
Tupperware Brands Corporation	4.75	6-1-2021	250,000	266,145
Whirlpool Corporation	4.00	3-1-2024	125,000	130,692
Whirlpool Corporation	4.70	6-1-2022	200,000	217,514
Whirlpool Corporation	4.85	6-15-2021	100,000	108,650

				5,412,417

Internet & Direct Marketing Retail : 0.10%
Amazon.com Incorporated	2.50	11-29-2022	500,000	494,792
Amazon.com Incorporated	2.60	12-5-2019	400,000	407,926
Amazon.com Incorporated	3.30	12-5-2021	400,000	413,934
Amazon.com Incorporated	3.80	12-5-2024	500,000	523,313
Amazon.com Incorporated	4.80	12-5-2034	500,000	542,569
Amazon.com Incorporated	4.95	12-5-2044	600,000	660,833
Expedia Incorporated	4.50	8-15-2024	100,000	100,554
Expedia Incorporated	5.95	8-15-2020	600,000	659,183
QVC Incorporated	4.38	3-15-2023	300,000	292,633
QVC Incorporated	4.45	2-15-2025	500,000	475,490
QVC Incorporated	5.13	7-2-2022	200,000	204,311
QVC Incorporated	5.45	8-15-2034	250,000	219,129
QVC Incorporated	5.95	3-15-2043	125,000	111,050

				5,105,717

Leisure Products : 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	179,278
Mattel Incorporated	1.70	3-15-2018	125,000	124,839
Mattel Incorporated	3.15	3-15-2023	100,000	98,385
Mattel Incorporated	4.35	10-1-2020	100,000	105,892
Mattel Incorporated	6.20	10-1-2040	100,000	108,465

				616,859

Media : 1.03%
21st Century Fox America Incorporated	3.00	9-15-2022	375,000	375,285
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	509,628
21st Century Fox America Incorporated	4.50	2-15-2021	500,000	536,956
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	498,755
21st Century Fox America Incorporated	6.15	2-15-2041	735,000	867,474
21st Century Fox America Incorporated	6.20	12-15-2034	500,000	589,660
21st Century Fox America Incorporated	6.65	11-15-2037	350,000	432,684
21st Century Fox America Incorporated	6.90	3-1-2019	500,000	552,709
21st Century Fox America Incorporated	6.90	8-15-2039	500,000	630,453
21st Century Fox America Incorporated	8.15	10-17-2036	250,000	339,130
CBS Corporation	3.70	8-15-2024	500,000	501,067
CBS Corporation	4.63	5-15-2018	180,000	186,992
CBS Corporation	4.85	7-1-2042	200,000	194,593
CBS Corporation	4.90	8-15-2044	500,000	493,848

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
CBS Corporation	7.88%	7-30-2030	$600,000	$795,569
Charter Communications Operating LLC 144A	4.46	7-23-2022	3,000,000	3,113,580
Charter Communications Operating LLC 144A	6.48	10-23-2045	2,000,000	2,239,970
Comcast Corporation	3.13	7-15-2022	500,000	509,852
Comcast Corporation	3.15	3-1-2026	1,000,000	992,037
Comcast Corporation	3.38	2-15-2025	750,000	757,716
Comcast Corporation	3.60	3-1-2024	500,000	516,833
Comcast Corporation	4.20	8-15-2034	750,000	763,308
Comcast Corporation	4.40	8-15-2035	300,000	310,174
Comcast Corporation	4.65	7-15-2042	548,000	572,018
Comcast Corporation	4.75	3-1-2044	375,000	394,939
Comcast Corporation	5.15	3-1-2020	500,000	546,588
Comcast Corporation	5.70	7-1-2019	1,000,000	1,095,251
Comcast Corporation	5.88	2-15-2018	75,000	78,813
Comcast Corporation	6.40	3-1-2040	500,000	644,020
Comcast Corporation	6.45	3-15-2037	900,000	1,147,806
Comcast Corporation	6.50	11-15-2035	550,000	706,028
Comcast Corporation	6.55	7-1-2039	650,000	843,716
Comcast Corporation	6.95	8-15-2037	400,000	539,414
Discovery Communications LLC	3.30	5-15-2022	250,000	248,864
Discovery Communications LLC	4.38	6-15-2021	300,000	316,371
Discovery Communications LLC	4.95	5-15-2042	250,000	223,358
Discovery Communications LLC	5.05	6-1-2020	750,000	807,761
Discovery Communications LLC	5.63	8-15-2019	250,000	271,220
Discovery Communications LLC	6.35	6-1-2040	250,000	258,977
Interpublic Group of Companies	4.00	3-15-2022	500,000	518,432
NBCUniversal Media LLC	2.88	1-15-2023	500,000	499,656
NBCUniversal Media LLC	4.38	4-1-2021	800,000	862,602
NBCUniversal Media LLC	4.45	1-15-2043	500,000	505,812
NBCUniversal Media LLC	5.95	4-1-2041	500,000	607,648
Omnicom Group Incorporated	3.63	5-1-2022	250,000	258,282
Omnicom Group Incorporated	4.45	8-15-2020	90,000	95,864
Omnicom Group Incorporated	6.25	7-15-2019	650,000	717,151
Scripps Networks Interactive Incorporated	2.80	6-15-2020	1,500,000	1,500,551
TCI Communications Incorporated	7.13	2-15-2028	350,000	459,343
Thomson Reuters Corporation	3.85	9-29-2024	500,000	508,526
Thomson Reuters Corporation	4.30	11-23-2023	300,000	313,887
Thomson Reuters Corporation	4.70	10-15-2019	425,000	451,854
Thomson Reuters Corporation	5.65	11-23-2043	200,000	215,495
Thomson Reuters Corporation	5.85	4-15-2040	134,000	145,425
Thomson Reuters Corporation	6.50	7-15-2018	500,000	535,140
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	311,017
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	516,325
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	528,178
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	268,262
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	535,359
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	567,133
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	298,541
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	339,936
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	951,594
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	976,106
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	803,583
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	563,318
Time Warner Cable Incorporated	7.30	7-1-2038	550,000	654,063
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,088,952
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	169,267
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	312,006
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	797,117
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	322,468
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	384,987
Time Warner Incorporated	3.40	6-15-2022	100,000	100,568
Time Warner Incorporated	4.65	6-1-2044	750,000	706,420
Time Warner Incorporated	4.75	3-29-2021	500,000	537,956

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Incorporated	4.90%	6-15-2042	$51,000	$50,180
Time Warner Incorporated	6.25	3-29-2041	500,000	575,563
Time Warner Incorporated	6.50	11-15-2036	252,000	303,903
Time Warner Incorporated	7.57	2-1-2024	250,000	307,566
Time Warner Incorporated	7.70	5-1-2032	700,000	922,655
Viacom Incorporated	2.75	12-15-2019	150,000	151,033
Viacom Incorporated	3.25	3-15-2023	200,000	194,738
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,027,376
Viacom Incorporated	4.38	3-15-2043	552,000	481,748
Viacom Incorporated	4.50	3-1-2021	500,000	527,961
Viacom Incorporated	4.88	6-15-2043	175,000	166,401
Viacom Incorporated	5.25	4-1-2044	500,000	495,191
Viacom Incorporated	5.50	5-15-2033	200,000	207,999
Viacom Incorporated	5.63	9-15-2019	150,000	162,320
Viacom Incorporated	5.85	9-1-2043	125,000	133,049
Viacom Incorporated	6.88	4-30-2036	340,000	385,794
Walt Disney Company	1.10	12-1-2017	1,000,000	999,160
Walt Disney Company	2.35	12-1-2022	500,000	494,651
Walt Disney Company	2.55	2-15-2022	250,000	251,631
Walt Disney Company	2.75	8-16-2021	500,000	508,851
Walt Disney Company	3.00	2-13-2026	500,000	496,571
Walt Disney Company	4.13	12-1-2041	250,000	251,368
Walt Disney Company	4.13	6-1-2044	350,000	354,843
Walt Disney Company	4.38	8-16-2041	250,000	261,146
Walt Disney Company	5.50	3-15-2019	500,000	541,811
Walt Disney Company	7.00	3-1-2032	75,000	100,739

				55,686,489

Multiline Retail : 0.14%
Dollar General Corporation	3.25	4-15-2023	350,000	346,601
Kohl’s Corporation	3.25	2-1-2023	150,000	146,982
Kohl’s Corporation	4.75	12-15-2023	300,000	311,903
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	204,457
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	305,985
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	528,735
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	546,075
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	441,181
Nordstrom Incorporated	4.00	10-15-2021	250,000	262,594
Nordstrom Incorporated	4.75	5-1-2020	135,000	143,994
Nordstrom Incorporated	5.00	1-15-2044	100,000	99,076
Nordstrom Incorporated	6.25	1-15-2018	500,000	524,650
Target Corporation	2.50	4-15-2026	750,000	711,740
Target Corporation	2.90	1-15-2022	250,000	254,093
Target Corporation	3.63	4-15-2046	300,000	274,841
Target Corporation	4.00	7-1-2042	475,000	465,184
Target Corporation	6.00	1-15-2018	500,000	524,616
Target Corporation	6.35	11-1-2032	300,000	381,143
Target Corporation	7.00	1-15-2038	768,000	1,070,347

				7,544,197

Specialty Retail : 0.25%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	104,562
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	258,245
AutoZone Incorporated	2.88	1-15-2023	250,000	244,596
AutoZone Incorporated	3.13	7-15-2023	150,000	148,253
AutoZone Incorporated	4.00	11-15-2020	200,000	209,737
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	247,294
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	321,187
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,013,796
Home Depot Incorporated	2.70	4-1-2023	375,000	373,406
Home Depot Incorporated	3.75	2-15-2024	500,000	525,586
Home Depot Incorporated	3.95	9-15-2020	400,000	424,046

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Home Depot Incorporated	4.20%	4-1-2043	$400,000	$405,514
Home Depot Incorporated	4.40	4-1-2021	500,000	540,883
Home Depot Incorporated	4.88	2-15-2044	500,000	561,502
Home Depot Incorporated	5.40	9-15-2040	200,000	235,960
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,874,177
Home Depot Incorporated	5.95	4-1-2041	500,000	627,176
Lowe’s Companies Incorporated	2.50	4-15-2026	1,000,000	942,613
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	204,673
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	158,744
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	530,419
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	266,247
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	249,557
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	428,649
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	524,142
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	298,124
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	132,817
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	94,832
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	460,187
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	155,696
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	48,292
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	161,346
Staples Incorporated «	4.38	1-12-2023	200,000	199,245
TJX Companies Incorporated	2.75	6-15-2021	500,000	511,255

				13,482,758

Textiles, Apparel & Luxury Goods : 0.02%
Nike Incorporated	2.25	5-1-2023	100,000	97,771
Nike Incorporated	3.63	5-1-2043	100,000	93,595
Nike Incorporated	3.88	11-1-2045	500,000	486,846
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,450
VF Corporation	3.50	9-1-2021	250,000	260,864
VF Corporation	6.45	11-1-2037	150,000	188,586

				1,178,112

Consumer Staples : 1.91%

Beverages : 0.67%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	208,152
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	291,367
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	1,200,000	1,199,761
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	488,102
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	2,250,000	2,257,196
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	750,000	758,336
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	3,500,000	3,516,870
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	776,027
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	282,123
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	359,736
Anheuser-Busch InBev Finance Company	4.70	2-1-2036	1,500,000	1,567,916
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	3,100,000	3,308,714
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,722,266
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	326,862
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,082,529
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	940,701
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	567,399
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	500,000	558,480
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	746,900
Beam Incorporated	1.75	6-15-2018	250,000	249,352
Brown-Forman Corporation	2.25	1-15-2023	250,000	240,683
Brown-Forman Corporation	3.75	1-15-2043	100,000	91,965
Coca-Cola Company	1.15	4-1-2018	500,000	499,362
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,104,632

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Coca-Cola Company	2.45%	11-1-2020	$1,000,000	$1,012,781
Coca-Cola Company	2.50	4-1-2023	350,000	344,631
Coca-Cola Company	2.88	10-27-2025	1,000,000	986,626
Coca-Cola Company	3.20	11-1-2023	400,000	410,596
Coca-Cola Company	3.30	9-1-2021	70,000	73,001
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	516,258
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	107,854
Constellation Brands Incorporated	3.75	5-1-2021	140,000	145,425
Constellation Brands Incorporated	3.88	11-15-2019	110,000	114,813
Constellation Brands Incorporated	4.25	5-1-2023	515,000	536,244
Constellation Brands Incorporated	6.00	5-1-2022	165,000	187,770
Diageo Investment Corporation	2.88	5-11-2022	600,000	604,730
Diageo Investment Corporation	4.25	5-11-2042	250,000	250,721
Diageo Investment Corporation	7.45	4-15-2035	150,000	209,026
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	256,184
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	135,819
Molson Coors Brewing Company	5.00	5-1-2042	500,000	517,369
PepsiCo Incorporated	2.25	1-7-2019	350,000	354,544
PepsiCo Incorporated	2.75	3-5-2022	370,000	374,574
PepsiCo Incorporated	2.75	3-1-2023	475,000	474,666
PepsiCo Incorporated	3.00	8-25-2021	250,000	256,856
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,033,596
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,041,987
PepsiCo Incorporated	3.60	8-13-2042	250,000	230,784
PepsiCo Incorporated	4.00	3-5-2042	250,000	246,054
PepsiCo Incorporated	4.25	10-22-2044	200,000	202,617
PepsiCo Incorporated	4.50	1-15-2020	200,000	215,259
PepsiCo Incorporated	4.88	11-1-2040	325,000	358,334
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,053,532
PepsiCo Incorporated	5.50	1-15-2040	300,000	360,259
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	818,471

				36,576,812

Food & Staples Retailing : 0.56%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	1,000,513
Costco Wholesale Corporation	1.70	12-15-2019	500,000	500,255
CVS Caremark Corporation	2.25	12-5-2018	278,000	280,050
CVS Caremark Corporation	2.75	12-1-2022	500,000	490,241
CVS Caremark Corporation	3.38	8-12-2024	800,000	799,677
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,041,831
CVS Caremark Corporation	5.30	12-5-2043	300,000	333,307
CVS Health Corporation	1.90	7-20-2018	750,000	751,583
CVS Health Corporation	2.80	7-20-2020	2,000,000	2,024,416
CVS Health Corporation	3.88	7-20-2025	750,000	768,424
CVS Health Corporation	4.88	7-20-2035	750,000	800,308
CVS Health Corporation	5.13	7-20-2045	1,000,000	1,094,268
Delhaize America Incorporated	9.00	4-15-2031	500,000	678,944
Sysco Corporation	3.30	7-15-2026	1,000,000	976,720
Sysco Corporation	5.25	2-12-2018	300,000	312,359
Sysco Corporation	6.63	3-17-2039	200,000	249,186
The Kroger Company	2.30	1-15-2019	200,000	201,445
The Kroger Company	3.30	1-15-2021	500,000	512,436
The Kroger Company	3.40	4-15-2022	250,000	255,010
The Kroger Company	3.85	8-1-2023	250,000	259,905
The Kroger Company	5.00	4-15-2042	250,000	258,660
The Kroger Company	5.15	8-1-2043	150,000	158,662
The Kroger Company	6.15	1-15-2020	800,000	887,833
The Kroger Company	6.90	4-15-2038	300,000	377,904
The Kroger Company	7.50	4-1-2031	75,000	100,750
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	498,797
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	784,055
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,161,733
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	398,887
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	542,223

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	4.30%	4-22-2044	$500,000	$522,881
Wal-Mart Stores Incorporated	4.88	7-8-2040	250,000	278,236
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	569,244
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,132,866
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	742,762
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	615,067
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	737,377
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	123,810
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,347,329
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	712,868
Walgreen Company	3.10	9-15-2022	1,000,000	1,001,000
Walgreen Company	4.40	9-15-2042	500,000	474,160
Walgreen Company	5.25	1-15-2019	62,000	65,706
Walgreens Boots Alliance Incorporated	2.60	6-1-2021	750,000	745,890
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	304,094
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	750,000	733,667
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	1,015,562
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	500,000	498,508

				30,121,409

Food Products : 0.35%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	821,903
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	582,315
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	263,185
Archer-Daniels-Midland Company	5.45	3-15-2018	80,000	83,997
Campbell Soup Company	2.50	8-2-2022	121,000	118,787
Campbell Soup Company	4.50	2-15-2019	285,000	300,638
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	500,554
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	161,490
General Mills Incorporated	3.65	2-15-2024	250,000	261,042
General Mills Incorporated	5.40	6-15-2040	345,000	391,813
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,076,837
Hershey Company	2.63	5-1-2023	100,000	98,363
Hershey Company	4.13	12-1-2020	500,000	534,401
Hormel Foods Corporation	4.13	4-15-2021	100,000	107,112
Ingredion Incorporated	4.63	11-1-2020	300,000	321,333
J.M. Smucker Company	3.50	10-15-2021	300,000	311,659
J.M. Smucker Company	3.50	3-15-2025	1,500,000	1,516,577
Kellogg Company	3.25	5-21-2018	65,000	66,392
Kellogg Company	4.00	12-15-2020	221,000	233,668
Kellogg Company	4.15	11-15-2019	300,000	317,042
Kraft Foods Group Incorporated	3.50	6-6-2022	1,000,000	1,022,167
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	771,122
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,071,484
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	611,804
Kraft Heinz Foods Company	2.80	7-2-2020	1,000,000	1,007,870
Kraft Heinz Foods Company	3.00	6-1-2026	1,200,000	1,131,404
Kraft Heinz Foods Company	4.38	6-1-2046	750,000	710,190
Kraft Heinz Foods Company	5.20	7-15-2045	750,000	796,945
McCormick & Company	3.50	9-1-2023	179,000	183,769
McCormick & Company	3.90	7-15-2021	75,000	79,322
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	268,457
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	112,752
Sara Lee Corporation	4.10	9-15-2020	266,000	273,887
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,021,626
Tyson Foods Incorporated	4.50	6-15-2022	500,000	535,974
Tyson Foods Incorporated	4.88	8-15-2034	250,000	256,066
Unilever Capital Corporation	4.25	2-10-2021	300,000	322,651
Unilever Capital Corporation	4.80	2-15-2019	350,000	373,066
Unilever Capital Corporation	5.90	11-15-2032	300,000	392,062

				19,011,726

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Household Products : 0.08%
Church & Dwight Company Incorporated	2.88%	10-1-2022	$107,000	$106,451
Clorox Company	3.05	9-15-2022	161,000	162,519
Clorox Company	3.50	12-15-2024	200,000	204,015
Colgate-Palmolive Company	1.95	2-1-2023	500,000	479,892
Colgate-Palmolive Company	2.30	5-3-2022	500,000	496,881
Colgate-Palmolive Company	2.95	11-1-2020	200,000	206,982
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	147,109
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	790,211
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	294,062
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	272,593
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	111,200
The Procter & Gamble Company	3.10	8-15-2023	375,000	385,191
The Procter & Gamble Company	5.55	3-5-2037	500,000	654,256

				4,311,362

Personal Products : 0.01%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	239,444

Tobacco : 0.24%
Altria Group Incorporated	2.63	1-14-2020	400,000	404,712
Altria Group Incorporated	4.00	1-31-2024	89,000	93,891
Altria Group Incorporated	4.25	8-9-2042	500,000	489,622
Altria Group Incorporated	4.50	5-2-2043	250,000	254,465
Altria Group Incorporated	4.75	5-5-2021	500,000	544,771
Altria Group Incorporated	5.38	1-31-2044	750,000	854,585
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,186,500
Altria Group Incorporated	9.70	11-10-2018	355,000	408,502
Philip Morris International Incorporated	1.88	1-15-2019	250,000	250,524
Philip Morris International Incorporated	2.50	8-22-2022	250,000	246,488
Philip Morris International Incorporated	2.63	3-6-2023	175,000	172,113
Philip Morris International Incorporated	3.25	11-10-2024	300,000	302,078
Philip Morris International Incorporated	3.88	8-21-2042	250,000	231,821
Philip Morris International Incorporated	4.13	3-4-2043	300,000	287,535
Philip Morris International Incorporated	4.25	11-10-2044	300,000	294,880
Philip Morris International Incorporated	4.38	11-15-2041	500,000	500,254
Philip Morris International Incorporated	4.50	3-26-2020	750,000	805,074
Philip Morris International Incorporated	4.50	3-20-2042	200,000	203,221
Philip Morris International Incorporated	5.65	5-16-2018	1,300,000	1,375,197
Philip Morris International Incorporated	6.38	5-16-2038	600,000	769,990
Reynolds American Incorporated	4.00	6-12-2022	400,000	421,017
Reynolds American Incorporated	4.45	6-12-2025	500,000	528,971
Reynolds American Incorporated	5.70	8-15-2035	300,000	343,173
Reynolds American Incorporated	5.85	8-15-2045	1,000,000	1,181,309
Reynolds American Incorporated	6.15	9-15-2043	125,000	151,110
Reynolds American Incorporated	6.88	5-1-2020	250,000	284,799
Reynolds American Incorporated	7.25	6-15-2037	200,000	260,096
Reynolds American Incorporated	8.13	6-23-2019	155,000	178,019

				13,024,717

Energy : 1.80%

Energy Equipment & Services : 0.13%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	542,044
Baker Hughes Incorporated	6.88	1-15-2029	250,000	302,172
Baker Hughes Incorporated	7.50	11-15-2018	375,000	414,595
FMC Technologies Incorporated	3.45	10-1-2022	100,000	97,609
Halliburton Company «	2.00	8-1-2018	500,000	500,873
Halliburton Company	3.25	11-15-2021	200,000	203,789
Halliburton Company	3.50	8-1-2023	500,000	502,495
Halliburton Company	3.80	11-15-2025	1,000,000	1,002,922
Halliburton Company	4.50	11-15-2041	250,000	234,573
Halliburton Company	4.75	8-1-2043	250,000	243,258

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
Halliburton Company	5.00%	11-15-2045	$600,000	$612,260
Halliburton Company	6.15	9-15-2019	350,000	385,765
Halliburton Company	7.45	9-15-2039	650,000	855,706
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	920,211
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	285,274

				7,103,546

Oil, Gas & Consumable Fuels : 1.67%
Amerada Hess Corporation	7.13	3-15-2033	500,000	541,386
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	240,714
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	441,482
Anadarko Petroleum Corporation «	5.55	3-15-2026	500,000	545,524
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	323,531
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	954,457
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	510,332
Apache Corporation	3.25	4-15-2022	362,000	363,723
Apache Corporation	3.63	2-1-2021	500,000	513,730
Apache Corporation	4.25	1-15-2044	250,000	230,394
Apache Corporation	5.10	9-1-2040	575,000	576,103
Apache Corporation	5.25	2-1-2042	100,000	101,927
Apache Corporation	6.00	1-15-2037	500,000	558,441
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	94,326
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	161,103
Buckeye Partners LP	4.15	7-1-2023	250,000	250,449
Buckeye Partners LP	4.88	2-1-2021	560,000	594,014
Buckeye Partners LP	5.50	8-15-2019	150,000	160,431
Buckeye Partners LP	5.85	11-15-2043	200,000	199,122
Buckeye Partners LP	6.05	1-15-2018	100,000	104,265
Chevron Corporation	1.10	12-5-2017	1,000,000	998,110
Chevron Corporation	1.56	5-16-2019	750,000	745,468
Chevron Corporation	1.72	6-24-2018	2,000,000	2,005,204
Chevron Corporation	2.10	5-16-2021	750,000	741,277
Chevron Corporation	2.19	11-15-2019	100,000	101,016
Chevron Corporation	2.36	12-5-2022	750,000	734,354
Chevron Corporation	2.42	11-17-2020	500,000	503,286
Chevron Corporation	2.95	5-16-2026	1,000,000	980,106
Chevron Corporation	3.19	6-24-2023	1,000,000	1,018,541
Chevron Corporation	4.95	3-3-2019	500,000	534,128
Columbia Pipeline Group Incorporated	3.30	6-1-2020	900,000	912,213
Columbia Pipeline Group Incorporated	5.80	6-1-2045	200,000	224,196
ConocoPhillips Company	1.05	12-15-2017	250,000	248,509
ConocoPhillips Company	1.50	5-15-2018	1,000,000	995,654
ConocoPhillips Company	2.40	12-15-2022	500,000	481,870
ConocoPhillips Company	3.35	11-15-2024	750,000	736,232
ConocoPhillips Company	3.35	5-15-2025	500,000	490,192
ConocoPhillips Company	4.30	11-15-2044	300,000	286,883
ConocoPhillips Company	4.95	3-15-2026	500,000	543,452
ConocoPhillips Company	5.20	5-15-2018	250,000	261,540
ConocoPhillips Company	5.90	10-15-2032	250,000	280,357
ConocoPhillips Company	5.90	5-15-2038	100,000	115,000
ConocoPhillips Company	6.00	1-15-2020	750,000	829,317
ConocoPhillips Company	6.95	4-15-2029	300,000	366,861
Devon Energy Corporation	3.25	5-15-2022	500,000	484,718
Devon Energy Corporation	4.00	7-15-2021	200,000	203,302
Devon Energy Corporation	4.75	5-15-2042	500,000	445,031
Devon Energy Corporation	5.60	7-15-2041	200,000	193,190
Devon Energy Corporation	7.95	4-15-2032	500,000	603,055
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	503,529
El Paso Corporation	7.75	1-15-2032	1,000,000	1,181,839
El Paso Natural Gas Company	8.38	6-15-2032	650,000	788,730
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	86,998
Enable Midstream Partner LP	3.90	5-15-2024	1,000,000	928,335

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	5.20%	3-15-2020	$380,000	$404,698
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	193,732
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	211,078
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	316,114
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	142,301
Energy Transfer Partners LP	3.60	2-1-2023	300,000	291,301
Energy Transfer Partners LP	4.65	6-1-2021	1,100,000	1,152,963
Energy Transfer Partners LP	4.75	1-15-2026	400,000	401,940
Energy Transfer Partners LP	4.90	2-1-2024	300,000	307,273
Energy Transfer Partners LP	5.15	2-1-2043	200,000	178,591
Energy Transfer Partners LP	5.15	3-15-2045	400,000	358,306
Energy Transfer Partners LP	5.20	2-1-2022	500,000	535,843
Energy Transfer Partners LP	5.95	10-1-2043	200,000	196,496
Energy Transfer Partners LP	6.05	6-1-2041	300,000	295,709
Energy Transfer Partners LP	6.13	12-15-2045	400,000	402,447
Energy Transfer Partners LP	6.50	2-1-2042	500,000	517,984
Energy Transfer Partners LP	6.63	10-15-2036	230,000	240,948
Energy Transfer Partners LP	6.70	7-1-2018	100,000	106,557
Energy Transfer Partners LP	7.50	7-1-2038	100,000	112,227
Energy Transfer Partners LP	8.25	11-15-2029	125,000	150,784
Energy Transfer Partners LP	9.00	4-15-2019	500,000	569,696
Eni Lasmo plc	7.30	11-15-2027	200,000	240,601
Enterprise Products Operating LLC	1.65	5-7-2018	200,000	199,086
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	504,581
Enterprise Products Operating LLC	3.35	3-15-2023	350,000	349,364
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	306,087
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	262,312
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	227,246
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	381,784
Enterprise Products Operating LLC	4.90	5-15-2046	350,000	339,768
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	546,756
Enterprise Products Operating LLC	5.25	1-31-2020	200,000	216,582
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	211,251
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	108,610
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,107,853
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	265,615
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	124,499
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	469,184
EOG Resources Incorporated	2.63	3-15-2023	450,000	434,754
EOG Resources Incorporated	3.90	4-1-2035	200,000	185,773
EOG Resources Incorporated	4.10	2-1-2021	200,000	210,603
EOG Resources Incorporated	4.40	6-1-2020	300,000	317,664
EOG Resources Incorporated	5.63	6-1-2019	75,000	81,059
EOG Resources Incorporated	6.88	10-1-2018	400,000	434,723
EQT Corporation	4.88	11-15-2021	300,000	319,636
EQT Corporation	8.13	6-1-2019	325,000	366,112
Equitable Resources Incorporated	6.50	4-1-2018	100,000	105,429
Exxon Mobil Corporation	1.44	3-1-2018	1,500,000	1,500,002
Exxon Mobil Corporation	1.71	3-1-2019	1,000,000	998,581
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	997,444
Exxon Mobil Corporation	2.71	3-6-2025	500,000	487,807
Exxon Mobil Corporation	2.73	3-1-2023	1,000,000	997,541
Exxon Mobil Corporation	3.18	3-15-2024	500,000	508,072
Exxon Mobil Corporation	3.57	3-6-2045	500,000	454,652
Exxon Mobil Corporation	4.11	3-1-2046	1,000,000	1,000,045
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	200,019
Hess Corporation	5.60	2-15-2041	300,000	277,123
Hess Corporation	6.00	1-15-2040	350,000	335,535
Hess Corporation	7.30	8-15-2031	384,000	421,655
Hess Corporation	7.88	10-1-2029	280,000	324,064
Kerr-McGee Corporation	6.95	7-1-2024	200,000	232,147
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	243,614
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	302,874
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	241,196
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	381,258

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	4.30%	6-1-2025	$750,000	$755,843
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	227,068
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	205,596
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	133,815
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	290,012
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	100,410
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	521,041
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	511,948
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	555,119
Kinder Morgan Incorporated	5.55	6-1-2045	1,250,000	1,244,393
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	201,354
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	106,984
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	636,607
Marathon Oil Corporation	2.80	11-1-2022	600,000	552,959
Marathon Oil Corporation «	3.85	6-1-2025	350,000	325,125
Marathon Oil Corporation	5.20	6-1-2045	200,000	175,710
Marathon Oil Corporation	6.60	10-1-2037	450,000	455,799
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	479,857
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	412,064
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	37,908
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	552,100
MPLX LP	4.88	6-1-2025	750,000	753,432
Nabors Industries Incorporated	5.00	9-15-2020	300,000	301,500
Nabors Industries Incorporated	6.15	2-15-2018	500,000	515,000
Nabors Industries Incorporated	9.25	1-15-2019	500,000	550,000
NextEra Energy Capital	4.50	6-1-2021	200,000	215,003
Noble Energy Incorporated	3.90	11-15-2024	300,000	297,646
Noble Energy Incorporated	4.15	12-15-2021	500,000	517,142
Noble Energy Incorporated	5.05	11-15-2044	500,000	473,698
Noble Energy Incorporated	6.00	3-1-2041	565,000	591,493
Noble Energy Incorporated	8.25	3-1-2019	350,000	389,494
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	178,969
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	249,898
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	490,182
Occidental Petroleum Corporation	3.50	6-15-2025	300,000	302,852
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	488,401
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	304,853
ONEOK Partners LP	3.20	9-15-2018	125,000	127,726
ONEOK Partners LP	3.38	10-1-2022	1,000,000	994,942
ONEOK Partners LP	6.13	2-1-2041	500,000	526,527
ONEOK Partners LP	6.20	9-15-2043	179,000	190,272
ONEOK Partners LP	6.85	10-15-2037	500,000	556,320
ONEOK Partners LP	8.63	3-1-2019	350,000	394,879
Phillips 66	4.30	4-1-2022	1,000,000	1,076,081
Phillips 66	4.65	11-15-2034	200,000	202,603
Phillips 66	4.88	11-15-2044	200,000	205,248
Phillips 66	5.88	5-1-2042	750,000	864,779
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,033,120
Plains All American Pipeline LP	2.60	12-15-2019	200,000	200,147
Plains All American Pipeline LP	3.60	11-1-2024	300,000	282,995
Plains All American Pipeline LP	3.65	6-1-2022	500,000	500,076
Plains All American Pipeline LP	3.85	10-15-2023	500,000	487,670
Plains All American Pipeline LP	4.90	2-15-2045	250,000	219,154
Plains All American Pipeline LP	5.00	2-1-2021	200,000	213,924
Plains All American Pipeline LP	5.15	6-1-2042	500,000	448,611
Plains All American Pipeline LP	6.50	5-1-2018	150,000	158,925
Plains All American Pipeline LP	6.65	1-15-2037	200,000	209,787
Plains All American Pipeline LP	8.75	5-1-2019	400,000	455,975
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,062,126
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	191,379
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	106,300
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	117,645
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	113,413

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP	2.95%	9-25-2018	$500,000	$507,378
Spectra Energy Partners LP	4.75	3-15-2024	350,000	368,853
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	194,742
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	132,718
Sunoco Logistics Partner LP	5.30	4-1-2044	500,000	465,306
Sunoco Logistics Partner LP	5.35	5-15-2045	200,000	185,887
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	269,415
TC Pipelines LP	4.65	6-15-2021	300,000	312,422
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	289,739
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	388,063
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	110,539
Valero Energy Corporation	6.13	2-1-2020	65,000	71,914
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,110,593
Valero Energy Corporation	7.50	4-15-2032	300,000	366,507
Valero Energy Corporation	9.38	3-15-2019	250,000	288,870
Western Gas Partners LP	4.00	7-1-2022	400,000	399,045
Western Gas Partners LP	5.45	4-1-2044	500,000	486,567
Williams Partners LP	3.35	8-15-2022	250,000	241,467
Williams Partners LP	3.60	3-15-2022	500,000	493,868
Williams Partners LP	4.13	11-15-2020	300,000	306,801
Williams Partners LP	4.30	3-4-2024	500,000	497,229
Williams Partners LP	4.50	11-15-2023	400,000	404,917
Williams Partners LP	5.10	9-15-2045	1,000,000	904,764
Williams Partners LP	5.25	3-15-2020	640,000	680,531
Williams Partners LP	5.80	11-15-2043	1,000,000	958,524
Williams Partners LP	6.30	4-15-2040	390,000	393,767
XTO Energy Incorporated	6.50	12-15-2018	500,000	547,768

				90,745,589

Financials : 5.62%

Banks : 2.40%
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,111,837
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	38,641
Bank of America Corporation	1.75	6-5-2018	750,000	751,063
Bank of America Corporation	1.95	5-12-2018	250,000	250,328
Bank of America Corporation	2.00	1-11-2018	1,250,000	1,252,640
Bank of America Corporation	2.15	11-9-2020	500,000	494,265
Bank of America Corporation	2.60	1-15-2019	554,000	558,885
Bank of America Corporation	3.25	10-21-2027	750,000	716,271
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,601,162
Bank of America Corporation	3.50	4-19-2026	1,000,000	988,101
Bank of America Corporation	3.95	4-21-2025	3,000,000	2,970,489
Bank of America Corporation	4.00	4-1-2024	750,000	774,458
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,301,629
Bank of America Corporation	4.18	11-25-2027	800,000	799,360
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,726,192
Bank of America Corporation	5.00	1-21-2044	1,200,000	1,295,492
Bank of America Corporation	5.49	3-15-2019	250,000	265,693
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,651,800
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,125,162
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,558,365
Bank of America Corporation	5.88	1-5-2021	500,000	558,620
Bank of America Corporation	5.88	2-7-2042	500,000	600,020
Bank of America Corporation	6.00	10-15-2036	300,000	361,231
Bank of America Corporation	7.63	6-1-2019	2,500,000	2,814,440
Bank One Corporation	7.63	10-15-2026	240,000	308,407
Bank One Corporation	8.00	4-29-2027	550,000	711,228
BB&T Corporation	2.05	5-10-2021	1,000,000	982,205
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	505,706
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	412,424
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	522,758
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	555,968
Citigroup Incorporated	1.70	4-27-2018	1,500,000	1,496,466

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	1.75%	5-1-2018	$100,000	$99,836
Citigroup Incorporated	1.80	2-5-2018	2,500,000	2,499,365
Citigroup Incorporated	2.50	9-26-2018	400,000	403,944
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,006,578
Citigroup Incorporated	3.30	4-27-2025	1,250,000	1,223,349
Citigroup Incorporated	3.38	3-1-2023	632,000	634,771
Citigroup Incorporated	3.50	5-15-2023	500,000	499,611
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,579,600
Citigroup Incorporated	3.88	10-25-2023	850,000	877,535
Citigroup Incorporated	4.05	7-30-2022	400,000	412,740
Citigroup Incorporated	4.40	6-10-2025	1,000,000	1,020,131
Citigroup Incorporated	4.45	9-29-2027	750,000	758,461
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,610,447
Citigroup Incorporated	4.60	3-9-2026	1,250,000	1,286,493
Citigroup Incorporated	4.65	7-30-2045	1,000,000	1,028,455
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,093,507
Citigroup Incorporated	5.88	1-30-2042	500,000	591,883
Citigroup Incorporated	6.00	10-31-2033	725,000	819,228
Citigroup Incorporated	6.13	8-25-2036	500,000	569,096
Citizens Bank NA	2.55	5-13-2021	500,000	497,241
Citizens Financial Group Incorporated	4.30	12-3-2025	350,000	353,483
City National Corporation	5.25	9-15-2020	200,000	219,763
Comerica Incorporated	3.80	7-22-2026	250,000	245,643
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,004,313
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,500,000	1,518,914
Compass Bank	2.75	9-29-2019	250,000	248,247
Discover Bank	3.10	6-4-2020	500,000	505,371
Discover Bank	3.20	8-9-2021	500,000	503,215
Discover Bank	4.20	8-8-2023	500,000	518,676
Discover Bank	4.25	3-13-2026	250,000	254,996
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,003,950
Fifth Third Bancorp	4.30	1-16-2024	500,000	518,535
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,056,045
Fifth Third Bank	2.88	10-1-2021	300,000	303,970
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,894,460
HSBC Bank USA NA	4.88	8-24-2020	800,000	850,112
HSBC Bank USA NA	5.00	9-27-2020	500,000	531,525
HSBC Bank USA NA	5.63	8-15-2035	225,000	252,187
HSBC Bank USA NA	7.00	1-15-2039	500,000	638,184
HSBC USA Incorporated	1.63	1-16-2018	1,000,000	999,054
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	252,396
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	28,613
Huntington National Bank	2.20	11-6-2018	1,500,000	1,504,814
JPMorgan Chase & Company	1.70	3-1-2018	750,000	749,776
JPMorgan Chase & Company	1.80	1-25-2018	500,000	500,240
JPMorgan Chase & Company	1.85	3-22-2019	1,000,000	997,675
JPMorgan Chase & Company	2.25	1-23-2020	750,000	747,882
JPMorgan Chase & Company	2.35	1-28-2019	500,000	503,845
JPMorgan Chase & Company	2.75	6-23-2020	1,000,000	1,008,602
JPMorgan Chase & Company	2.95	10-1-2026	750,000	714,209
JPMorgan Chase & Company	3.13	1-23-2025	1,000,000	979,476
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,008,478
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,517,324
JPMorgan Chase & Company	3.30	4-1-2026	1,500,000	1,472,738
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	997,633
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,040,822
JPMorgan Chase & Company	4.13	12-15-2026	1,000,000	1,023,709
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,061,197
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,594,403
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,616,502
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,615,215
JPMorgan Chase & Company	5.40	1-6-2042	750,000	867,919
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,292,559

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
JPMorgan Chase & Company	5.63%	8-16-2043	$200,000	$229,102
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,046,503
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,726,136
KeyBank NA	1.65	2-1-2018	400,000	400,154
KeyCorp	2.30	12-13-2018	300,000	302,459
KeyCorp	5.10	3-24-2021	1,500,000	1,643,627
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	856,215
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	524,395
MUFG Americas Holdings Corporation	3.00	2-10-2025	500,000	481,675
PNC Bank NA	1.60	6-1-2018	1,000,000	998,658
PNC Bank NA	2.25	7-2-2019	750,000	755,435
PNC Bank NA	2.70	11-1-2022	350,000	343,868
PNC Bank NA	2.95	1-30-2023	300,000	295,871
PNC Bank NA	3.30	10-30-2024	500,000	502,821
PNC Bank NA	3.80	7-25-2023	300,000	309,888
PNC Bank NA	4.20	11-1-2025	1,500,000	1,588,712
PNC Bank NA	6.00	12-7-2017	500,000	521,089
PNC Bank NA	6.88	4-1-2018	175,000	186,459
Regions Financial Corporation	3.20	2-8-2021	1,000,000	1,016,832
Santander Bank	2.70	5-24-2019	500,000	499,364
Santander Bank	8.75	5-30-2018	250,000	270,163
Santander Holdings USA	4.50	7-17-2025	500,000	489,916
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	532,866
SVB Financial Group	5.38	9-15-2020	160,000	172,524
Union Bank NA	2.63	9-26-2018	500,000	505,857
UnionBanCal Corporation	3.50	6-18-2022	200,000	204,911
US Bancorp	1.95	11-15-2018	250,000	251,342
US Bancorp	2.20	4-25-2019	1,000,000	1,008,104
US Bancorp	2.95	7-15-2022	575,000	579,495
US Bancorp	3.00	3-15-2022	500,000	510,579
US Bancorp	3.10	4-27-2026	1,000,000	975,017
US Bancorp	3.60	9-11-2024	500,000	510,907
US Bancorp	4.13	5-24-2021	500,000	537,410
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,168,635
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	762,618
Wachovia Corporation (l)	5.50	8-1-2035	700,000	774,353
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,045,416
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	997,729
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,482,765
Wells Fargo & Company (l)	3.00	2-19-2025	1,250,000	1,209,451
Wells Fargo & Company (l)	3.00	4-22-2026	1,250,000	1,197,455
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,489,791
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	747,760
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,031,119
Wells Fargo & Company (l)	3.90	5-1-2045	600,000	565,328
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,016,015
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,034,795
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,347,776
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,107,707
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,138,979
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,560,959
Wells Fargo Bank NA (l)	1.65	1-22-2018	750,000	750,397
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	415,229
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	531,250

				130,244,128

Capital Markets : 1.23%
AGL Capital Corporation	4.40	6-1-2043	200,000	196,344
AGL Capital Corporation	5.88	3-15-2041	570,000	655,308
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	524,828
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	326,297
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	73,267
Ameritech Capital Funding Corporation	6.45	1-15-2018	300,000	314,747
Ares Capital Corporation	3.88	1-15-2020	400,000	405,662

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Ares Capital Corporation	4.88%	11-30-2018	$100,000	$103,496
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	349,379
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	301,617
Bank of New York Mellon Corporation	2.50	4-15-2021	500,000	499,735
Bank of New York Mellon Corporation	2.60	8-17-2020	750,000	756,215
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,017,352
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	625,361
Bank of New York Mellon Corporation	3.95	11-18-2025	500,000	526,480
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	106,270
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,081,876
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,593,159
BlackRock Incorporated	3.38	6-1-2022	500,000	521,259
BlackRock Incorporated	4.25	5-24-2021	500,000	540,117
BlackRock Incorporated	5.00	12-10-2019	250,000	272,016
Charles Schwab Corporation	2.20	7-25-2018	150,000	151,449
Charles Schwab Corporation	3.23	9-1-2022	425,000	435,631
Charles Schwab Corporation	4.45	7-22-2020	200,000	214,464
Eaton Vance Corporation	3.63	6-15-2023	100,000	101,788
Franklin Resources Incorporated	2.80	9-15-2022	300,000	301,260
Franklin Resources Incorporated	4.63	5-20-2020	250,000	267,932
FS Investment Corporation	4.00	7-15-2019	250,000	252,149
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,500,000	1,491,494
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,532,213
Goldman Sachs Group Incorporated	3.75	5-22-2025	500,000	503,285
Goldman Sachs Group Incorporated	3.75	2-25-2026	500,000	501,690
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,042,056
Goldman Sachs Group Incorporated	5.15	5-22-2045	750,000	770,873
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,210,131
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,629,353
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,257,208
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,089,766
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,210,994
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,112,626
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,194,418
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,846,156
Goldman Sachs Group Incorporated	6.25	2-1-2041	750,000	919,279
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,174,241
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,136,091
Goldman Sachs Group Incorporated	7.50	2-15-2019	2,300,000	2,560,705
Jefferies Group Incorporated	5.13	1-20-2023	250,000	258,135
Jefferies Group Incorporated	6.25	1-15-2036	150,000	146,492
Jefferies Group Incorporated	6.45	6-8-2027	150,000	162,046
Jefferies Group Incorporated	6.50	1-20-2043	250,000	248,035
Jefferies Group Incorporated	6.88	4-15-2021	150,000	170,821
Jefferies Group Incorporated «	8.50	7-15-2019	700,000	796,032
Legg Mason Incorporated	5.63	1-15-2044	600,000	574,841
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	698,989
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,803,073
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,039,824
Morgan Stanley	2.13	4-25-2018	943,000	945,948
Morgan Stanley	2.45	2-1-2019	600,000	604,515
Morgan Stanley	2.65	1-27-2020	750,000	754,235
Morgan Stanley	2.80	6-16-2020	1,000,000	1,008,121
Morgan Stanley	3.70	10-23-2024	1,000,000	1,012,226
Morgan Stanley	3.75	2-25-2023	1,175,000	1,207,209
Morgan Stanley	3.88	4-29-2024	1,000,000	1,025,359
Morgan Stanley	3.95	4-23-2027	1,000,000	988,334
Morgan Stanley	4.10	5-22-2023	750,000	767,953
Morgan Stanley	4.30	1-27-2045	500,000	495,334
Morgan Stanley	4.35	9-8-2026	1,250,000	1,276,199
Morgan Stanley	4.88	11-1-2022	906,000	974,253
Morgan Stanley	5.00	11-24-2025	750,000	800,475
Morgan Stanley	5.50	1-26-2020	1,000,000	1,087,062

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	5.50%	7-24-2020	$500,000	$547,746
Morgan Stanley	5.63	9-23-2019	2,000,000	2,172,520
Morgan Stanley	5.75	1-25-2021	1,250,000	1,389,549
Morgan Stanley	6.25	8-9-2026	300,000	358,486
Morgan Stanley	6.38	7-24-2042	1,000,000	1,281,654
Morgan Stanley	6.63	4-1-2018	2,500,000	2,652,858
Morgan Stanley	7.25	4-1-2032	470,000	626,551
Morgan Stanley	7.30	5-13-2019	400,000	446,889
Northern Trust Corporation	3.45	11-4-2020	500,000	519,513
Northern Trust Corporation	3.95	10-30-2025	250,000	262,455
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	115,023
S&P Global Incorporated	4.00	6-15-2025	325,000	334,339
Stifel Financial Corporation	4.25	7-18-2024	200,000	197,969
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	203,326
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	220,455

				66,872,881

Consumer Finance : 0.94%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	370,148
American Express Company	1.55	5-22-2018	375,000	374,305
American Express Company	2.65	12-2-2022	575,000	568,328
American Express Company	4.05	12-3-2042	905,000	866,434
American Express Company	7.00	3-19-2018	800,000	852,782
American Express Company	8.13	5-20-2019	500,000	571,665
American Express Credit Corporation	2.13	7-27-2018	200,000	201,336
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,004,652
American Express Credit Corporation	2.38	5-26-2020	250,000	250,244
American Honda Finance Corporation	1.55	12-11-2017	400,000	401,148
American Honda Finance Corporation	1.70	2-22-2019	750,000	748,539
American Honda Finance Corporation	2.13	10-10-2018	300,000	302,455
American Honda Finance Corporation	2.25	8-15-2019	500,000	503,904
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	402,469
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	575,083
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,431
Capital One Bank USA NA	2.25	2-13-2019	500,000	502,071
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	1,003,507
Capital One Bank USA NA	2.40	9-5-2019	500,000	501,824
Capital One Bank USA NA	3.38	2-15-2023	500,000	495,921
Capital One Bank USA NA	8.80	7-15-2019	750,000	866,383
Capital One Financial Corporation	3.75	7-28-2026	750,000	721,386
Capital One Financial Corporation	4.75	7-15-2021	450,000	488,219
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	501,612
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,013,898
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	262,455
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	278,246
Daimler Finance North America LLC	8.50	1-18-2031	425,000	641,384
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	754,949
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	1,750,000	1,783,366
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	2,000,000	2,057,078
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	2,500,000	2,617,723
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,000,000	1,162,710
Discover Financial Services	3.85	11-21-2022	550,000	556,549
Discover Financial Services	5.20	4-27-2022	600,000	646,601
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	997,724
Ford Motor Credit Company LLC	2.94	1-8-2019	1,500,000	1,517,385
Ford Motor Credit Company LLC	3.10	5-4-2023	500,000	481,164
Ford Motor Credit Company LLC	3.34	3-18-2021	1,000,000	1,003,060
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	292,158
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	799,092
Ford Motor Credit Company LLC	4.39	1-8-2026	500,000	505,943
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	936,796
Ford Motor Credit Company LLC	5.88	8-2-2021	1,250,000	1,379,725
General Motors Financial Company	2.40	4-10-2018	1,000,000	1,000,430
General Motors Financial Company	2.40	5-9-2019	500,000	495,259

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
General Motors Financial Company	3.15%	1-15-2020	$1,000,000	$1,004,220
General Motors Financial Company	3.45	4-10-2022	1,000,000	986,721
General Motors Financial Company	3.70	5-9-2023	500,000	491,254
General Motors Financial Company	4.00	1-15-2025	1,400,000	1,358,783
General Motors Financial Company	4.20	3-1-2021	750,000	770,367
HSBC Finance Corporation	6.68	1-15-2021	679,000	762,449
John Deere Capital Corporation	1.30	3-12-2018	550,000	548,213
John Deere Capital Corporation	1.95	12-13-2018	200,000	201,179
John Deere Capital Corporation	2.80	1-27-2023	500,000	497,675
John Deere Capital Corporation	3.90	7-12-2021	300,000	318,354
John Deere Capital Corporation	5.75	9-10-2018	500,000	535,344
National City Corporation	6.88	5-15-2019	500,000	549,790
PACCAR Financial Corporation	1.45	3-9-2018	750,000	749,750
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	494,036
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	563,781
Synchrony Financial	3.00	8-15-2019	750,000	760,415
Synchrony Financial	4.25	8-15-2024	750,000	761,309
Toyota Motor Credit Corporation	1.45	1-12-2018	1,250,000	1,249,750
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	402,459
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	351,855
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	803,940
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,556,457
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	365,128
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	536,967

				51,128,737

Diversified Financial Services : 0.24%
Block Financial LLC	5.50	11-1-2022	200,000	212,014
Boeing Capital Corporation	4.70	10-27-2019	500,000	541,316
CME Group Incorporated	5.30	9-15-2043	300,000	348,258
General Electric Capital Corporation	5.63	5-1-2018	1,000,000	1,058,549
General Electric Capital Corporation	5.88	1-14-2038	716,000	892,803
General Electric Capital Corporation	6.15	8-7-2037	187,000	237,716
General Electric Capital Corporation	6.75	3-15-2032	602,000	792,810
General Electric Capital Corporation	6.88	1-10-2039	430,000	598,031
ING US Incorporated	2.90	2-15-2018	305,000	308,640
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	228,310
IntercontinentalExchange Incorporated	2.75	12-1-2020	500,000	504,936
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	212,242
Leucadia National Corporation	5.50	10-18-2023	240,000	245,643
Leucadia National Corporation	6.63	10-23-2043	120,000	117,191
Mellon Funding Corporation	5.50	11-15-2018	200,000	214,274
Moody’s Corporation	4.50	9-1-2022	250,000	267,547
Moody’s Corporation	4.88	2-15-2024	350,000	380,874
Moody’s Corporation	5.25	7-15-2044	300,000	327,105
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	62,211
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	542,525
National Credit Union Administration	3.45	6-12-2021	200,000	217,704
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	100,851
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	336,099
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	203,888
National Rural Utilities Cooperative Finance Corporation ±	4.75	4-30-2043	250,000	252,500
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	812,095
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	419,853
PNC Funding Corporation	5.13	2-8-2020	150,000	162,429
PNC Funding Corporation	6.70	6-10-2019	500,000	557,587
Private Export Funding Corporation	2.05	11-15-2022	250,000	246,651
Private Export Funding Corporation	2.25	3-15-2020	750,000	763,324
Private Export Funding Corporation	2.45	7-15-2024	300,000	295,721
Private Export Funding Corporation	4.30	12-15-2021	100,000	109,624

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
TECO Finance Incorporated	5.15%	3-15-2020	$65,000	$69,837

				12,641,158

Insurance : 0.81%
ACE INA Holdings Incorporated	3.15	3-15-2025	1,000,000	999,082
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	509,253
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	547,821
Aegon Funding Corporation	5.75	12-15-2020	75,000	83,368
AFLAC Incorporated	3.63	6-15-2023	500,000	517,191
AFLAC Incorporated	6.90	12-17-2039	250,000	327,265
Alleghany Corporation	5.63	9-15-2020	100,000	108,196
Allied World Assurance	5.50	11-15-2020	300,000	325,282
Allstate Corporation	5.55	5-9-2035	830,000	977,142
Allstate Corporation ±	6.50	5-15-2067	200,000	229,000
Allstate Corporation	7.45	5-16-2019	650,000	733,068
American International Group Incorporated	3.90	4-1-2026	1,000,000	1,011,287
American International Group Incorporated	4.50	7-16-2044	750,000	729,368
American International Group Incorporated	4.88	6-1-2022	500,000	544,320
American International Group Incorporated	5.85	1-16-2018	1,350,000	1,411,142
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,139,522
AON Corporation	5.00	9-30-2020	550,000	593,682
AON Corporation	6.25	9-30-2040	100,000	118,648
Arch Capital Group Limited	5.14	11-1-2043	210,000	214,044
Assurant Incorporated	6.75	2-15-2034	375,000	441,255
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	219,842
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	199,605
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	252,210
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	230,926
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	538,470
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	306,014
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	516,024
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	369,128
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	304,406
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	300,705
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	302,488
Berkshire Hathaway Incorporated	2.75	3-15-2023	600,000	597,335
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	101,167
Berkshire Hathaway Incorporated	3.13	3-15-2026	750,000	742,319
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	261,768
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	421,287
CHUBB Corporation	5.75	5-15-2018	250,000	264,731
CHUBB Corporation	6.00	5-11-2037	280,000	349,655
CHUBB Corporation	6.50	5-15-2038	350,000	462,329
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	93,479
CNA Financial Corporation	5.88	8-15-2020	500,000	553,082
CNA Financial Corporation	7.35	11-15-2019	295,000	335,845
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	238,281
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	105,882
First American Financial Corporation	4.60	11-15-2024	100,000	98,639
GE Global Insurance Holdings	7.00	2-15-2026	430,000	531,095
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	38,843
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	264,743
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	273,740
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	82,733
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	286,103
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	263,166
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	604,409
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	102,730
Lincoln National Corporation	4.00	9-1-2023	250,000	261,103
Lincoln National Corporation	4.85	6-24-2021	80,000	85,650
Lincoln National Corporation	6.15	4-7-2036	500,000	557,915
Lincoln National Corporation	6.25	2-15-2020	300,000	330,850
Lincoln National Corporation	8.75	7-1-2019	220,000	254,211
Loews Corporation	2.63	5-15-2023	150,000	146,051

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Loews Corporation	4.13%	5-15-2043	$200,000	$188,597
Markel Corporation	3.63	3-30-2023	150,000	150,795
Markel Corporation	5.00	3-30-2043	100,000	100,283
Markel Corporation	5.35	6-1-2021	100,000	109,540
Marsh & McLennan Companies Incorporated	2.35	9-10-2019	1,000,000	1,004,332
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	326,462
MetLife Incorporated	1.90	12-15-2017	250,000	250,923
MetLife Incorporated	4.13	8-13-2042	300,000	288,662
MetLife Incorporated	4.37	9-15-2023	167,000	180,053
MetLife Incorporated	4.72	12-15-2044	250,000	263,478
MetLife Incorporated	4.75	2-8-2021	750,000	817,845
MetLife Incorporated	4.88	11-13-2043	500,000	536,220
MetLife Incorporated	5.70	6-15-2035	400,000	468,072
MetLife Incorporated	5.88	2-6-2041	700,000	831,879
MetLife Incorporated	6.38	6-15-2034	280,000	347,360
MetLife Incorporated	6.40	12-15-2066	800,000	866,000
MetLife Incorporated	6.50	12-15-2032	200,000	248,970
MetLife Incorporated Series A	6.82	8-15-2018	750,000	812,021
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	97,399
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	271,777
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	253,982
Principal Financial Group Incorporated	3.40	5-15-2025	200,000	199,437
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	254,232
Principal Financial Group Incorporated ±	4.70	5-15-2055	500,000	490,940
ProAssurance Corporation	5.30	11-15-2023	200,000	205,137
Progressive Corporation	6.25	12-1-2032	75,000	94,357
Protective Life Corporation	7.38	10-15-2019	500,000	568,351
Prudential Financial Incorporated	4.50	11-16-2021	250,000	271,168
Prudential Financial Incorporated	4.60	5-15-2044	500,000	514,013
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	249,063
Prudential Financial Incorporated	5.38	6-21-2020	500,000	546,501
Prudential Financial Incorporated ±	5.63	6-15-2043	250,000	259,063
Prudential Financial Incorporated	5.70	12-14-2036	538,000	622,555
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	528,850
Prudential Financial Incorporated	6.20	11-15-2040	250,000	299,812
Prudential Financial Incorporated	6.63	12-1-2037	65,000	81,632
Prudential Financial Incorporated	7.38	6-15-2019	355,000	399,641
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	216,000
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	565,466
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	198,711
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	317,335
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	63,799
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	389,269
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	103,826
Torchmark Corporation	3.80	9-15-2022	350,000	358,932
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	125,408
Travelers Companies Incorporated	5.35	11-1-2040	350,000	409,007
Travelers Companies Incorporated	5.75	12-15-2017	250,000	261,450
Travelers Companies Incorporated	5.90	6-2-2019	500,000	546,194
Travelers Companies Incorporated	6.25	6-15-2037	365,000	465,134
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	759,040
Unum Group	4.00	3-15-2024	500,000	495,562
WR Berkley Corporation	5.38	9-15-2020	200,000	214,465
WR Berkley Corporation	6.25	2-15-2037	100,000	114,901
XL Capital Limited	6.25	5-15-2027	100,000	114,639
XL Capital Limited	6.38	11-15-2024	100,000	115,747

				43,643,182

Thrifts & Mortgage Finance : 0.00%
People’s United Financial Incorporated	3.65	12-6-2022	150,000	151,263

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Health Care : 2.29%

Biotechnology : 0.59%
AbbVie Incorporated	2.00%	11-6-2018	$300,000	$300,600
AbbVie Incorporated	2.30	5-14-2021	500,000	489,881
AbbVie Incorporated	2.50	5-14-2020	2,000,000	1,994,472
AbbVie Incorporated	2.90	11-6-2022	1,000,000	985,646
AbbVie Incorporated	3.20	5-14-2026	600,000	569,974
AbbVie Incorporated	3.60	5-14-2025	1,500,000	1,477,905
AbbVie Incorporated	4.30	5-14-2036	350,000	332,685
AbbVie Incorporated	4.40	11-6-2042	500,000	468,182
AbbVie Incorporated	4.45	5-14-2046	600,000	560,751
AbbVie Incorporated	4.50	5-14-2035	1,000,000	975,189
AbbVie Incorporated	4.70	5-14-2045	1,000,000	973,711
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,036,003
Amgen Incorporated	3.63	5-22-2024	500,000	508,609
Amgen Incorporated	3.88	11-15-2021	2,000,000	2,097,060
Amgen Incorporated	4.10	6-15-2021	100,000	105,987
Amgen Incorporated	4.50	3-15-2020	65,000	69,248
Amgen Incorporated	4.95	10-1-2041	500,000	509,548
Amgen Incorporated	5.15	11-15-2041	350,000	368,450
Amgen Incorporated	5.38	5-15-2043	500,000	546,564
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,212,725
Amgen Incorporated	5.75	3-15-2040	80,000	90,116
Amgen Incorporated	6.15	6-1-2018	250,000	265,796
Amgen Incorporated	6.38	6-1-2037	500,000	594,231
Amgen Incorporated	6.40	2-1-2039	250,000	300,549
Baxalta Incorporated	2.88	6-23-2020	400,000	399,867
Baxalta Incorporated	3.60	6-23-2022	200,000	202,492
Baxalta Incorporated	4.00	6-23-2025	650,000	654,791
Baxalta Incorporated	5.25	6-23-2045	400,000	421,162
Biogen Incorporated	3.63	9-15-2022	1,000,000	1,029,887
Biogen Incorporated	5.20	9-15-2045	600,000	642,078
Biogen Incorporated	6.88	3-1-2018	500,000	531,084
Celgene Corporation	2.30	8-15-2018	286,000	288,039
Celgene Corporation	2.88	8-15-2020	1,000,000	1,010,749
Celgene Corporation	3.25	8-15-2022	500,000	505,189
Celgene Corporation	3.63	5-15-2024	500,000	502,619
Celgene Corporation	3.88	8-15-2025	250,000	253,805
Celgene Corporation	3.95	10-15-2020	200,000	209,535
Celgene Corporation	4.00	8-15-2023	250,000	258,940
Celgene Corporation	4.63	5-15-2044	750,000	728,895
Celgene Corporation	5.00	8-15-2045	500,000	514,060
Celgene Corporation	5.25	8-15-2043	150,000	158,037
Genzyme Corporation	5.00	6-15-2020	200,000	218,810
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	501,702
Gilead Sciences Incorporated	2.55	9-1-2020	750,000	754,993
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	501,494
Gilead Sciences Incorporated	3.65	3-1-2026	500,000	504,082
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	513,105
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	864,018
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	539,694
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	983,751
Gilead Sciences Incorporated	4.75	3-1-2046	500,000	512,744
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	514,176
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	456,083

				32,009,763

Health Care Equipment & Supplies : 0.34%
Becton Dickinson & Company	1.80	12-15-2017	500,000	500,937
Becton Dickinson & Company	2.68	12-15-2019	500,000	508,837
Becton Dickinson & Company	3.13	11-8-2021	300,000	305,953
Becton Dickinson & Company	3.25	11-12-2020	350,000	359,486
Becton Dickinson & Company	3.73	12-15-2024	750,000	767,206
Becton Dickinson & Company	4.69	12-15-2044	500,000	509,777

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Company	6.00%	5-15-2039	$200,000	$229,991
Becton Dickinson & Company	6.38	8-1-2019	500,000	554,902
Boston Scientific Corporation	3.85	5-15-2025	1,000,000	1,000,508
Boston Scientific Corporation	6.00	1-15-2020	350,000	385,410
Boston Scientific Corporation	7.38	1-15-2040	300,000	373,643
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,693
C.R. Bard Incorporated	4.40	1-15-2021	168,000	180,635
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	152,576
Medtronic Incorporated	1.38	4-1-2018	400,000	399,420
Medtronic Incorporated	2.75	4-1-2023	1,000,000	989,583
Medtronic Incorporated	3.15	3-15-2022	500,000	512,236
Medtronic Incorporated	3.50	3-15-2025	1,200,000	1,229,728
Medtronic Incorporated	4.38	3-15-2035	700,000	724,095
Medtronic Incorporated	4.45	3-15-2020	400,000	427,843
Medtronic Incorporated	4.50	3-15-2042	200,000	205,524
Medtronic Incorporated	4.63	3-15-2044	250,000	261,733
Medtronic Incorporated	4.63	3-15-2045	1,250,000	1,315,910
Medtronic Incorporated	5.55	3-15-2040	300,000	344,399
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	497,622
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	289,918
Stryker Corporation	1.30	4-1-2018	225,000	224,290
Stryker Corporation	3.50	3-15-2026	1,000,000	1,001,748
Stryker Corporation	4.10	4-1-2043	250,000	229,253
Stryker Corporation	4.38	1-15-2020	150,000	159,105
Stryker Corporation	4.63	3-15-2046	500,000	496,772
Zimmer Holdings Incorporated	2.70	4-1-2020	1,250,000	1,249,031
Zimmer Holdings Incorporated	3.55	4-1-2025	1,000,000	975,869
Zimmer Holdings Incorporated	4.45	8-15-2045	500,000	469,929
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	265,173
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	282,375

				18,481,110

Health Care Providers & Services : 0.62%
Aetna Incorporated	1.90	6-7-2019	400,000	398,091
Aetna Incorporated	2.20	3-15-2019	500,000	502,399
Aetna Incorporated	2.40	6-15-2021	400,000	396,444
Aetna Incorporated	2.75	11-15-2022	300,000	297,425
Aetna Incorporated	3.20	6-15-2026	750,000	734,136
Aetna Incorporated	3.95	9-1-2020	200,000	209,481
Aetna Incorporated	4.13	6-1-2021	200,000	211,076
Aetna Incorporated	4.13	11-15-2042	250,000	230,020
Aetna Incorporated	4.38	6-15-2046	500,000	490,525
Aetna Incorporated	6.63	6-15-2036	650,000	819,982
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	308,742
AmerisourceBergen Corporation	4.25	3-1-2045	250,000	239,744
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	268,918
Cardinal Health Incorporated	1.70	3-15-2018	157,000	157,017
Cardinal Health Incorporated	3.20	6-15-2022	250,000	253,222
Cardinal Health Incorporated	3.20	3-15-2023	225,000	226,553
Cardinal Health Incorporated	3.50	11-15-2024	500,000	505,484
Catholic Health Initiatives	4.35	11-1-2042	250,000	221,858
CIGNA Corporation	4.00	2-15-2022	250,000	260,757
CIGNA Corporation	4.38	12-15-2020	500,000	530,807
CIGNA Corporation	4.50	3-15-2021	100,000	106,401
CIGNA Corporation	5.13	6-15-2020	215,000	232,193
CIGNA Corporation	5.38	2-15-2042	350,000	381,807
CIGNA Corporation	5.88	3-15-2041	330,000	376,443
CIGNA Corporation	6.15	11-15-2036	50,000	58,081
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	640,596
Dignity Health	2.64	11-1-2019	500,000	504,001
Express Scripts Holding Company	3.50	6-15-2024	600,000	594,815
Express Scripts Holding Company	3.90	2-15-2022	500,000	521,265

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Express Scripts Holding Company	4.75%	11-15-2021	$750,000	$809,708
Express Scripts Holding Company	6.13	11-15-2041	250,000	280,048
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	495,181
Humana Incorporated	3.15	12-1-2022	300,000	300,196
Humana Incorporated	3.85	10-1-2024	500,000	509,953
Humana Incorporated	4.95	10-1-2044	500,000	510,001
Humana Incorporated	7.20	6-15-2018	500,000	541,212
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	275,660
Laboratory Corporation of America Holdings	3.60	2-1-2025	500,000	497,876
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	57,662
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	154,064
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	533,831
Laboratory Corporation of America Holdings	4.70	2-1-2045	500,000	495,517
Mayo Clinic Rochester	4.00	11-15-2047	100,000	95,034
McKesson Corporation	1.40	3-15-2018	250,000	248,836
McKesson Corporation	2.28	3-15-2019	500,000	502,563
McKesson Corporation	2.85	3-15-2023	200,000	194,790
McKesson Corporation	4.88	3-15-2044	500,000	502,629
McKesson Corporation	6.00	3-1-2041	250,000	288,916
McKesson Corporation	7.50	2-15-2019	500,000	556,528
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	525,557
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,064,971
Novant Health Incorporated	4.37	11-1-2043	100,000	98,664
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	171,917
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	629,759
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	249,130
UnitedHealth Group Incorporated	2.70	7-15-2020	1,600,000	1,622,354
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,014,295
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	501,027
UnitedHealth Group Incorporated	3.75	7-15-2025	1,000,000	1,037,408
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	476,156
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	248,321
UnitedHealth Group Incorporated	4.75	7-15-2045	500,000	546,378
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	299,935
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	608,934
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,051,225
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	196,571
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	673,138
WellPoint Incorporated	1.88	1-15-2018	500,000	500,567
WellPoint Incorporated	2.25	8-15-2019	400,000	399,156
WellPoint Incorporated	2.30	7-15-2018	150,000	150,803
WellPoint Incorporated	3.13	5-15-2022	500,000	499,062
WellPoint Incorporated	3.30	1-15-2023	250,000	248,787
WellPoint Incorporated	4.65	1-15-2043	450,000	446,538
WellPoint Incorporated	4.65	8-15-2044	500,000	492,310
WellPoint Incorporated	5.85	1-15-2036	725,000	818,953
WellPoint Incorporated	7.00	2-15-2019	500,000	550,588

				33,650,992

Life Sciences Tools & Services : 0.05%
Life Technologies Corporation	5.00	1-15-2021	150,000	160,081
Life Technologies Corporation	6.00	3-1-2020	250,000	273,532
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	403,313
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	496,355
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	304,783
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	414,731
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	417,357
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	220,956

				2,691,108

Pharmaceuticals : 0.69%
Abbott Laboratories	2.35	11-22-2019	1,000,000	1,001,820

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Abbott Laboratories	2.90%	11-30-2021	$800,000	$797,304
Abbott Laboratories «	2.95	3-15-2025	1,250,000	1,188,200
Abbott Laboratories	3.75	11-30-2026	800,000	792,424
Abbott Laboratories	4.13	5-27-2020	250,000	262,625
Abbott Laboratories	4.90	11-30-2046	1,000,000	1,013,280
Abbott Laboratories	5.13	4-1-2019	139,000	148,806
Abbott Laboratories	5.30	5-27-2040	250,000	266,299
Abbott Laboratories	6.00	4-1-2039	150,000	175,384
Abbott Laboratories	6.15	11-30-2037	237,000	282,998
Allergan Incorporated	1.35	3-15-2018	50,000	49,615
Allergan Incorporated	2.80	3-15-2023	225,000	215,959
Allergan Incorporated	3.38	9-15-2020	500,000	510,367
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	249,955
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	243,090
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	161,659
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	224,103
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	658,029
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	713,950
Eli Lilly & Company	2.75	6-1-2025	100,000	98,609
Eli Lilly & Company	3.70	3-1-2045	500,000	472,592
Eli Lilly & Company	5.50	3-15-2027	400,000	473,750
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	199,666
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	351,980
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,743,416
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	650,000	852,435
Johnson & Johnson	1.13	3-1-2019	1,000,000	991,431
Johnson & Johnson	2.45	3-1-2026	750,000	717,635
Johnson & Johnson	3.70	3-1-2046	750,000	736,534
Johnson & Johnson	4.38	12-5-2033	583,000	640,913
Johnson & Johnson	4.50	9-1-2040	300,000	332,778
Johnson & Johnson	4.85	5-15-2041	200,000	233,761
Johnson & Johnson	4.95	5-15-2033	180,000	209,886
Johnson & Johnson	5.15	7-15-2018	500,000	530,960
Johnson & Johnson	5.85	7-15-2038	500,000	655,439
Johnson & Johnson	6.73	11-15-2023	300,000	374,815
Merck & Company Incorporated	1.30	5-18-2018	333,000	332,779
Merck & Company Incorporated	2.40	9-15-2022	500,000	495,800
Merck & Company Incorporated	2.75	2-10-2025	1,100,000	1,078,796
Merck & Company Incorporated	2.80	5-18-2023	650,000	648,017
Merck & Company Incorporated	3.60	9-15-2042	250,000	233,887
Merck & Company Incorporated	3.70	2-10-2045	1,000,000	947,860
Merck & Company Incorporated	3.88	1-15-2021	350,000	372,037
Merck & Company Incorporated	4.15	5-18-2043	500,000	507,074
Merck & Company Incorporated	5.00	6-30-2019	250,000	270,427
Merck & Company Incorporated	5.85	6-30-2039	75,000	93,124
Mylan Incorporated	2.55	3-28-2019	112,000	111,849
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,004,654
Mylan Incorporated	5.40	11-29-2043	33,000	31,403
Novartis Capital Corporation	2.40	9-21-2022	500,000	494,651
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,546,932
Novartis Capital Corporation	3.70	9-21-2042	250,000	236,974
Novartis Capital Corporation	4.40	4-24-2020	500,000	537,695
Pfizer Incorporated	1.50	6-15-2018	500,000	500,262
Pfizer Incorporated	1.70	12-15-2019	1,000,000	999,260
Pfizer Incorporated	3.00	12-15-2026	1,000,000	986,570
Pfizer Incorporated	3.40	5-15-2024	500,000	515,240
Pfizer Incorporated	4.13	12-15-2046	600,000	601,104
Pfizer Incorporated	4.30	6-15-2043	300,000	307,611
Pfizer Incorporated	6.00	2-15-2036	625,000	766,334
Pfizer Incorporated	6.50	2-1-2034	500,000	633,019
Pfizer Incorporated	7.20	3-15-2039	750,000	1,072,329
Pharmacia Corporation	6.60	12-1-2028	500,000	641,190
Schering-Plough Corporation	6.50	12-1-2033	250,000	324,334

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Schering-Plough Corporation	6.55%	9-15-2037	$200,000	$262,706
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	245,567
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	450,420
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	479,826
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	142,643
Zoetis Incorporated	3.25	2-1-2023	600,000	594,316
Zoetis Incorporated	4.70	2-1-2043	500,000	477,165

				37,516,322

Industrials : 1.47%

Aerospace & Defense : 0.40%
Boeing Company	0.95	5-15-2018	150,000	149,254
Boeing Company	4.88	2-15-2020	140,000	152,645
Boeing Company	5.88	2-15-2040	30,000	37,897
Boeing Company	6.00	3-15-2019	300,000	328,151
Boeing Company	6.13	2-15-2033	180,000	230,453
Boeing Company	6.88	3-15-2039	800,000	1,102,302
General Dynamics Corporation	2.25	11-15-2022	500,000	493,373
General Dynamics Corporation	3.88	7-15-2021	200,000	213,334
Honeywell International Incorporated	3.35	12-1-2023	200,000	204,933
Honeywell International Incorporated	4.25	3-1-2021	50,000	54,151
Honeywell International Incorporated	5.38	3-1-2041	365,000	438,410
Honeywell International Incorporated	5.70	3-15-2037	250,000	305,038
L-3 Communications Corporation	4.95	2-15-2021	500,000	537,251
L-3 Communications Corporation	5.20	10-15-2019	500,000	537,460
Lockheed Martin Corporation	3.35	9-15-2021	250,000	258,953
Lockheed Martin Corporation	3.55	1-15-2026	1,000,000	1,025,080
Lockheed Martin Corporation	3.80	3-1-2045	500,000	464,538
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	1,017,036
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,066,525
Lockheed Martin Corporation	4.70	5-15-2046	500,000	540,537
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	216,630
Northrop Grumman Corporation	1.75	6-1-2018	300,000	300,786
Northrop Grumman Corporation	3.25	8-1-2023	350,000	357,899
Northrop Grumman Corporation	3.50	3-15-2021	300,000	312,119
Northrop Grumman Corporation	4.75	6-1-2043	500,000	534,402
Northrop Grumman Corporation	5.05	8-1-2019	85,000	91,623
Northrop Grumman Corporation	5.05	11-15-2040	100,000	109,991
Northrop Grumman Corporation	7.75	2-15-2031	300,000	417,726
Precision Castparts Corporation	1.25	1-15-2018	500,000	498,916
Precision Castparts Corporation	2.50	1-15-2023	250,000	246,058
Precision Castparts Corporation	3.25	6-15-2025	300,000	303,218
Precision Castparts Corporation	3.90	1-15-2043	200,000	197,089
Raytheon Company	2.50	12-15-2022	350,000	348,730
Raytheon Company	4.40	2-15-2020	600,000	642,703
Raytheon Company	4.70	12-15-2041	500,000	550,786
Raytheon Company	7.20	8-15-2027	120,000	158,820
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	358,013
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	259,470
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	53,808
Textron Incorporated	3.65	3-1-2021	150,000	153,919
Textron Incorporated	4.30	3-1-2024	200,000	208,750
Textron Incorporated	7.25	10-1-2019	350,000	392,665
United Technologies Corporation	3.10	6-1-2022	839,000	860,455
United Technologies Corporation	4.50	4-15-2020	500,000	537,953
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,085,171
United Technologies Corporation	5.38	12-15-2017	500,000	521,720
United Technologies Corporation	5.70	4-15-2040	500,000	602,355
United Technologies Corporation	6.05	6-1-2036	400,000	496,437
United Technologies Corporation	6.13	2-1-2019	565,000	617,842
United Technologies Corporation	6.13	7-15-2038	500,000	626,693

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
United Technologies Corporation	7.50%	9-15-2029	$430,000	$602,267

				21,822,335

Air Freight & Logistics : 0.10%
FedEx Corporation	2.63	8-1-2022	482,000	482,058
FedEx Corporation	3.88	8-1-2042	200,000	179,544
FedEx Corporation	4.00	1-15-2024	290,000	307,368
FedEx Corporation	4.55	4-1-2046	500,000	496,992
FedEx Corporation	4.90	1-15-2034	250,000	263,903
FedEx Corporation	5.10	1-15-2044	300,000	318,950
FedEx Corporation	8.00	1-15-2019	400,000	449,858
United Parcel Service Incorporated	2.45	10-1-2022	400,000	397,742
United Parcel Service Incorporated	3.13	1-15-2021	900,000	933,139
United Parcel Service Incorporated	5.13	4-1-2019	500,000	538,841
United Parcel Service Incorporated	5.50	1-15-2018	100,000	104,548
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,040,521

				5,513,464

Airlines : 0.05%
American Airlines	4.00	1-15-2027	510,293	525,602
American Airlines	4.95	7-15-2024	519,424	556,433
Continental Airlines Incorporated Series A	4.75	7-12-2022	346,452	368,105
Continental Airlines Incorporated Series A	7.25	5-10-2021	134,324	150,779
Delta Air Lines Incorporated	4.95	11-23-2020	0	0
Delta Air Lines Incorporated	6.82	2-10-2024	60,651	70,962
Hawaiian Airlines Incorporated	3.90	7-15-2027	34,691	35,515
United Airlines Incorporated	4.00	10-11-2027	457,607	473,454
United Airlines Incorporated	4.30	2-15-2027	300,418	315,799
US Airways Group Incorporated	3.95	5-15-2027	125,860	129,787
US Airways Group Incorporated	4.63	12-3-2026	199,066	213,000

				2,839,436

Building Products : 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	220,714

Commercial Services & Supplies : 0.11%
Avery Dennison Corporation	5.38	4-15-2020	350,000	372,687
Black & Decker Corporation	3.40	12-1-2021	400,000	414,486
Cintas Corporation No. 2	3.25	6-1-2022	100,000	102,376
Cintas Corporation No. 2	4.30	6-1-2021	60,000	64,029
Cintas Corporation No. 2	6.13	12-1-2017	200,000	208,827
Cintas Corporation No. 2	6.15	8-15-2036	50,000	58,095
CRH America Incorporated	8.13	7-15-2018	200,000	219,424
Equifax Incorporated	3.30	12-15-2022	231,000	234,539
Equifax Incorporated	7.00	7-1-2037	50,000	60,125
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	491,946
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,036,309
Republic Services Incorporated	3.80	5-15-2018	100,000	102,912
Republic Services Incorporated	4.75	5-15-2023	300,000	327,044
Republic Services Incorporated	5.25	11-15-2021	50,000	55,742
Republic Services Incorporated	5.50	9-15-2019	125,000	136,403
Waste Management Incorporated «	3.13	3-1-2025	600,000	598,829
Waste Management Incorporated	4.10	3-1-2045	500,000	494,892
Waste Management Incorporated	4.60	3-1-2021	200,000	216,389
Waste Management Incorporated	4.75	6-30-2020	500,000	540,455
Waste Management Incorporated	6.10	3-15-2018	326,000	344,753

				6,080,262

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment : 0.08%
Eaton Corporation	2.75%	11-2-2022	$1,000,000	$987,380
Eaton Corporation	4.15	11-2-2042	500,000	483,506
Eaton Corporation	6.95	3-20-2019	200,000	221,453
Emerson Electric Company	3.15	6-1-2025	300,000	301,351
Emerson Electric Company	4.25	11-15-2020	200,000	213,849
Emerson Electric Company	4.88	10-15-2019	200,000	216,670
Emerson Electric Company	5.25	10-15-2018	50,000	53,468
Emerson Electric Company	5.25	11-15-2039	500,000	565,973
Emerson Electric Company	6.13	4-15-2039	100,000	125,179
Hubbell Incorporated	3.63	11-15-2022	200,000	207,134
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	371,169
Roper Industries Incorporated	2.05	10-1-2018	500,000	502,369
Roper Industries Incorporated	6.25	9-1-2019	200,000	220,841

				4,470,342

Industrial Conglomerates : 0.10%
3M Company	2.00	6-26-2022	725,000	709,029
3M Company	5.70	3-15-2037	325,000	406,601
GATX Corporation	2.50	3-15-2019	167,000	167,305
GATX Corporation	4.85	6-1-2021	100,000	107,556
General Electric Company	2.70	10-9-2022	1,000,000	1,004,631
General Electric Company	4.13	10-9-2042	750,000	746,127
General Electric Company	4.50	3-11-2044	1,000,000	1,049,621
General Electric Company	5.25	12-6-2017	1,100,000	1,144,626

				5,335,496

Machinery : 0.22%
Caterpillar Incorporated	3.80	8-15-2042	150,000	144,407
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,056,111
Caterpillar Incorporated	4.30	5-15-2044	500,000	516,829
Caterpillar Incorporated	5.20	5-27-2041	555,000	636,123
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,119,781
Crane Company	2.75	12-15-2018	150,000	151,937
Cummins Incorporated	3.65	10-1-2023	167,000	172,748
Cummins Incorporated	4.88	10-1-2043	86,000	95,691
Deere & Company	2.60	6-8-2022	500,000	500,056
Deere & Company	3.90	6-9-2042	500,000	500,449
Deere & Company	4.38	10-16-2019	1,400,000	1,493,659
Deere & Company	5.38	10-16-2029	300,000	360,129
Dover Corporation	4.30	3-1-2021	500,000	532,896
Dover Corporation	5.38	10-15-2035	200,000	227,786
Dover Corporation	5.45	3-15-2018	100,000	104,989
Dover Corporation	6.60	3-15-2038	60,000	78,185
Flowserve Corporation	4.00	11-15-2023	107,000	108,966
IDEX Corporation	4.50	12-15-2020	100,000	103,885
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	504,398
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	125,325
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	305,280
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	328,834
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	170,406
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,056,323
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	271,269
Kennametal Incorporated	2.65	11-1-2019	150,000	149,123
Kennametal Incorporated	3.88	2-15-2022	98,000	96,533
Parker Hannifin Corporation	3.50	9-15-2022	100,000	104,681
Parker Hannifin Corporation	5.50	5-15-2018	135,000	142,768
Parker Hannifin Corporation	6.25	5-15-2038	60,000	76,750
Snap-on Incorporated	6.13	9-1-2021	150,000	174,076
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	353,015
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	105,000

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Wabtec Corporation	4.38%	8-15-2023	$100,000	$104,804

				11,973,212

Professional Services : 0.02%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	253,988
Verisk Analytics Incorporated	4.00	6-15-2025	600,000	609,688
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	258,923

				1,122,599

Road & Rail : 0.32%
BNSF Railway Company	5.75	5-1-2040	550,000	659,200
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	303,584
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	511,576
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	308,488
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	208,182
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	525,620
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,019,005
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	309,176
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	314,465
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	134,645
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	548,514
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	218,800
Burlington Northern Santa Fe LLC	5.05	3-1-2041	250,000	278,230
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	338,298
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	823,149
CSX Corporation	3.40	8-1-2024	397,000	405,460
CSX Corporation	3.70	10-30-2020	250,000	260,528
CSX Corporation	4.10	3-15-2044	400,000	380,240
CSX Corporation	4.25	6-1-2021	200,000	213,800
CSX Corporation	4.50	8-1-2054	500,000	485,617
CSX Corporation	4.75	5-30-2042	230,000	235,225
CSX Corporation	6.00	10-1-2036	300,000	359,358
CSX Corporation	6.15	5-1-2037	320,000	385,658
CSX Corporation	6.22	4-30-2040	200,000	245,667
Kansas City Southern	3.00	5-15-2023	73,000	71,040
Kansas City Southern	4.30	5-15-2043	200,000	184,752
Norfolk Southern Corporation	2.90	2-15-2023	886,000	879,300
Norfolk Southern Corporation	3.00	4-1-2022	500,000	504,253
Norfolk Southern Corporation	3.85	1-15-2024	200,000	208,697
Norfolk Southern Corporation	3.95	10-1-2042	120,000	112,130
Norfolk Southern Corporation	4.84	10-1-2041	685,000	728,345
Norfolk Southern Corporation	5.59	5-17-2025	53,000	60,562
Norfolk Southern Corporation	5.75	4-1-2018	500,000	526,999
Norfolk Southern Corporation	5.90	6-15-2019	65,000	71,059
Norfolk Southern Corporation	6.00	5-23-2111	500,000	539,529
Ryder System Incorporated	2.45	11-15-2018	350,000	353,273
Ryder System Incorporated	2.50	5-11-2020	200,000	199,758
Union Pacific Corporation	2.25	2-15-2019	200,000	201,965
Union Pacific Corporation	3.25	1-15-2025	250,000	254,789
Union Pacific Corporation	3.75	3-15-2024	200,000	210,505
Union Pacific Corporation 144A	3.80	10-1-2051	1,241,000	1,138,516
Union Pacific Corporation	4.00	2-1-2021	500,000	530,242
Union Pacific Corporation	4.15	1-15-2045	250,000	249,314
Union Pacific Corporation	4.16	7-15-2022	437,000	473,820
Union Pacific Corporation	4.30	6-15-2042	250,000	253,778

				17,225,111

Trading Companies & Distributors : 0.06%
Air Lease Corporation	2.13	1-15-2018	500,000	501,008

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors (continued)
Air Lease Corporation «	3.38%	1-15-2019	$1,250,000	$1,275,175
International Lease Finance Corporation 144A	7.13	9-1-2018	1,000,000	1,085,000
W.W. Grainger Incorporated	4.60	6-15-2045	400,000	423,183

				3,284,366

Information Technology : 1.77%

Communications Equipment : 0.22%
Cisco Systems Incorporated	1.60	2-28-2019	750,000	749,219
Cisco Systems Incorporated	2.20	2-28-2021	1,000,000	994,096
Cisco Systems Incorporated	2.45	6-15-2020	600,000	604,982
Cisco Systems Incorporated	2.90	3-4-2021	300,000	306,490
Cisco Systems Incorporated	3.00	6-15-2022	200,000	204,081
Cisco Systems Incorporated	3.63	3-4-2024	500,000	522,215
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,017,696
Cisco Systems Incorporated	4.95	2-15-2019	800,000	854,890
Cisco Systems Incorporated	5.50	1-15-2040	700,000	846,505
Cisco Systems Incorporated	5.90	2-15-2039	800,000	1,005,965
Harris Corporation	4.40	12-15-2020	300,000	317,407
Motorola Incorporated	3.50	3-1-2023	550,000	538,324
Motorola Incorporated	7.50	5-15-2025	120,000	140,123
Qualcomm Incorporated	2.25	5-20-2020	1,500,000	1,501,784
Qualcomm Incorporated	3.45	5-20-2025	1,000,000	1,016,537
Qualcomm Incorporated	4.65	5-20-2035	400,000	420,996
Qualcomm Incorporated	4.80	5-20-2045	600,000	634,228

				11,675,538

Electronic Equipment, Instruments & Components : 0.05%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	154,153
Amphenol Corporation	2.55	1-30-2019	200,000	202,225
Amphenol Corporation	4.00	2-1-2022	300,000	314,207
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	319,659
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	108,450
Avnet Incorporated	5.88	6-15-2020	100,000	108,147
Corning Incorporated	2.90	5-15-2022	500,000	504,306
Corning Incorporated	3.70	11-15-2023	113,000	115,554
Corning Incorporated	4.25	8-15-2020	250,000	262,929
Corning Incorporated	5.75	8-15-2040	150,000	165,381
Corning Incorporated	6.63	5-15-2019	20,000	22,117
Ingram Micro Incorporated	4.95	12-15-2024	200,000	196,297
Keysight Technologies Incorporated	3.30	10-30-2019	250,000	253,696
Keysight Technologies Incorporated	4.55	10-30-2024	250,000	246,472

				2,973,593

Internet Software & Services : 0.04%
Alphabet Incorporated	3.38	2-25-2024	125,000	130,026
Alphabet Incorporated	3.63	5-19-2021	500,000	529,909
eBay Incorporated	2.60	7-15-2022	350,000	337,910
eBay Incorporated	2.88	8-1-2021	500,000	497,699
eBay Incorporated	3.25	10-15-2020	200,000	204,014
eBay Incorporated	3.45	8-1-2024	350,000	341,816
eBay Incorporated	4.00	7-15-2042	250,000	208,293

				2,249,667

IT Services : 0.33%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	104,120
Computer Sciences Corporation	4.45	9-15-2022	200,000	207,084
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	114,342
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	132,367
Fidelity National Information Services Incorporated	3.63	10-15-2020	500,000	515,826

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Fidelity National Information Services Incorporated	5.00%	3-15-2022	$300,000	$309,048
Fidelity National Information Services Incorporated	5.00	10-15-2025	1,000,000	1,081,492
Fiserv Incorporated	2.70	6-1-2020	400,000	401,378
Fiserv Incorporated	3.50	10-1-2022	400,000	408,883
Fiserv Incorporated	3.85	6-1-2025	300,000	306,152
IBM Corporation	1.25	2-8-2018	500,000	499,456
IBM Corporation	1.63	5-15-2020	500,000	491,438
IBM Corporation	1.88	5-15-2019	500,000	502,009
IBM Corporation	1.88	8-1-2022	400,000	383,802
IBM Corporation	1.95	2-12-2019	500,000	503,380
IBM Corporation	3.38	8-1-2023	400,000	411,706
IBM Corporation	4.00	6-20-2042	500,000	484,571
IBM Corporation	5.60	11-30-2039	900,000	1,083,347
IBM Corporation	5.88	11-29-2032	250,000	311,986
IBM Corporation	7.00	10-30-2025	300,000	385,684
IBM Corporation	7.63	10-15-2018	500,000	554,509
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,027,678
Total System Services Incorporated	2.38	6-1-2018	205,000	206,020
Total System Services Incorporated	3.75	6-1-2023	150,000	150,033
Visa Incorporated	1.20	12-14-2017	500,000	500,530
Visa Incorporated	2.20	12-14-2020	1,000,000	999,444
Visa Incorporated	2.80	12-14-2022	1,000,000	1,006,529
Visa Incorporated	3.15	12-14-2025	1,500,000	1,499,880
Visa Incorporated	4.30	12-14-2045	1,000,000	1,041,602
Western Union Company	2.88	12-10-2017	250,000	253,159
Western Union Company	5.25	4-1-2020	80,000	86,229
Western Union Company	6.20	11-17-2036	175,000	180,262
Western Union Company	6.20	6-21-2040	200,000	194,336
Xerox Corporation	4.50	5-15-2021	1,000,000	1,040,930
Xerox Corporation	5.63	12-15-2019	200,000	214,844
Xerox Corporation	6.35	5-15-2018	150,000	158,052
Xerox Corporation	6.75	12-15-2039	100,000	98,186

				17,850,294

Semiconductors & Semiconductor Equipment : 0.18%
Altera Corporation	2.50	11-15-2018	250,000	254,723
Analog Devices Incorporated	2.88	6-1-2023	150,000	146,521
Applied Materials Incorporated	4.30	6-15-2021	300,000	323,155
Applied Materials Incorporated	5.85	6-15-2041	200,000	232,806
Intel Corporation	1.35	12-15-2017	1,150,000	1,152,264
Intel Corporation	2.70	12-15-2022	550,000	553,224
Intel Corporation	3.30	10-1-2021	847,000	881,311
Intel Corporation	3.70	7-29-2025	1,000,000	1,051,839
Intel Corporation	4.00	12-15-2032	500,000	504,143
Intel Corporation	4.25	12-15-2042	250,000	250,986
Intel Corporation	4.80	10-1-2041	643,000	699,929
Intel Corporation	4.90	7-29-2045	750,000	830,215
KLA-Tencor Corporation	4.65	11-1-2024	1,000,000	1,053,573
Lam Research Corporation	2.80	6-15-2021	500,000	496,528
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	195,813
Texas Instruments Incorporated	1.00	5-1-2018	200,000	198,988
Texas Instruments Incorporated	1.65	8-3-2019	250,000	249,541
Texas Instruments Incorporated	2.25	5-1-2023	250,000	241,018
Xilinx Incorporated	2.13	3-15-2019	250,000	250,573
Xilinx Incorporated	3.00	3-15-2021	250,000	252,468

				9,819,618

Software : 0.53%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	349,350
Autodesk Incorporated	1.95	12-15-2017	250,000	250,598
Autodesk Incorporated	3.60	12-15-2022	250,000	250,921

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
CA Incorporated	5.38%	12-1-2019	$500,000	$541,607
Microsoft Corporation	1.10	8-8-2019	1,000,000	985,848
Microsoft Corporation	1.63	12-6-2018	400,000	402,382
Microsoft Corporation	2.00	11-3-2020	700,000	698,909
Microsoft Corporation	2.40	8-8-2026	1,250,000	1,183,531
Microsoft Corporation	2.70	2-12-2025	2,000,000	1,961,610
Microsoft Corporation	3.00	10-1-2020	400,000	413,202
Microsoft Corporation	3.50	2-12-2035	1,000,000	954,626
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,050,643
Microsoft Corporation	3.70	8-8-2046	1,250,000	1,156,829
Microsoft Corporation	3.75	5-1-2043	47,000	43,380
Microsoft Corporation	3.75	2-12-2045	500,000	467,552
Microsoft Corporation	4.00	2-8-2021	500,000	536,067
Microsoft Corporation	4.00	2-12-2055	1,000,000	922,074
Microsoft Corporation	4.20	6-1-2019	875,000	931,566
Microsoft Corporation	4.45	11-3-2045	1,000,000	1,049,553
Microsoft Corporation	4.50	10-1-2040	500,000	525,564
Microsoft Corporation	4.88	12-15-2043	200,000	219,373
Microsoft Corporation	5.20	6-1-2039	110,000	128,389
Microsoft Corporation	5.30	2-8-2041	500,000	591,712
Oracle Corporation	2.38	1-15-2019	600,000	608,683
Oracle Corporation	2.40	9-15-2023	700,000	676,228
Oracle Corporation	2.50	10-15-2022	800,000	789,912
Oracle Corporation	2.65	7-15-2026	1,000,000	949,326
Oracle Corporation	2.80	7-8-2021	1,500,000	1,525,731
Oracle Corporation	2.95	5-15-2025	1,000,000	981,777
Oracle Corporation	3.63	7-15-2023	400,000	416,595
Oracle Corporation	3.85	7-15-2036	500,000	486,567
Oracle Corporation	3.88	7-15-2020	350,000	371,907
Oracle Corporation	3.90	5-15-2035	500,000	486,719
Oracle Corporation	4.00	7-15-2046	500,000	473,945
Oracle Corporation	4.30	7-8-2034	250,000	256,492
Oracle Corporation	4.38	5-15-2055	1,000,000	972,971
Oracle Corporation	4.50	7-8-2044	500,000	508,621
Oracle Corporation	5.00	7-8-2019	600,000	647,703
Oracle Corporation	5.38	7-15-2040	600,000	686,367
Oracle Corporation	5.75	4-15-2018	1,000,000	1,058,233
Oracle Corporation	6.13	7-8-2039	200,000	248,984
Oracle Corporation	6.50	4-15-2038	250,000	325,751
Symantec Corporation	3.95	6-15-2022	200,000	196,326
Symantec Corporation	4.20	9-15-2020	300,000	306,467

				28,590,591

Technology Hardware, Storage & Peripherals : 0.42%
Apple Incorporated	1.00	5-3-2018	2,300,000	2,289,581
Apple Incorporated	2.00	5-6-2020	1,000,000	1,000,852
Apple Incorporated	2.25	2-23-2021	1,000,000	999,933
Apple Incorporated	2.40	5-3-2023	3,150,000	3,068,686
Apple Incorporated	3.20	5-13-2025	750,000	754,609
Apple Incorporated	3.25	2-23-2026	1,750,000	1,758,292
Apple Incorporated	3.45	5-6-2024	1,000,000	1,028,839
Apple Incorporated	3.45	2-9-2045	1,000,000	876,356
Apple Incorporated	3.85	5-4-2043	1,000,000	937,412
Apple Incorporated	4.38	5-13-2045	500,000	509,331
Apple Incorporated	4.65	2-23-2046	1,250,000	1,318,671
Hewlett Packard Enterprise Company 144A	3.85	10-15-2020	3,250,000	3,341,692
Hewlett Packard Enterprise Company 144A	5.15	10-15-2025	1,000,000	1,021,519
Hewlett Packard Enterprise Company 144A	6.60	10-15-2045	750,000	734,681
Hewlett-Packard Company	3.75	12-1-2020	41,000	42,541
Hewlett-Packard Company	4.05	9-15-2022	250,000	256,602
Hewlett-Packard Company	4.30	6-1-2021	500,000	524,651
Hewlett-Packard Company	4.38	9-15-2021	500,000	525,108
Hewlett-Packard Company «	4.65	12-9-2021	500,000	531,817
Hewlett-Packard Company	6.00	9-15-2041	475,000	465,343

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals (continued)
Lexmark International Incorporated	6.65%	6-1-2018	$250,000	$262,992
NetApp Incorporated	2.00	12-15-2017	250,000	250,523
NetApp Incorporated	3.25	12-15-2022	250,000	248,294

				22,748,325

Materials : 0.57%

Chemicals : 0.33%
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	257,758
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	360,189
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	159,779
Airgas Incorporated	2.90	11-15-2022	500,000	502,022
Albemarle Corporation	4.50	12-15-2020	300,000	319,339
Albemarle Corporation	5.45	12-1-2044	200,000	211,249
Celanese U.S. Holdings LLC	4.63	11-15-2022	170,000	180,591
Celanese U.S. Holdings LLC	5.88	6-15-2021	140,000	156,001
Dow Chemical Company	3.50	10-1-2024	250,000	253,140
Dow Chemical Company	4.13	11-15-2021	500,000	529,176
Dow Chemical Company	4.25	11-15-2020	575,000	609,604
Dow Chemical Company	4.25	10-1-2034	250,000	241,666
Dow Chemical Company	4.38	11-15-2042	500,000	475,656
Dow Chemical Company	5.25	11-15-2041	250,000	264,902
Dow Chemical Company	7.38	11-1-2029	600,000	780,808
Dow Chemical Company	8.55	5-15-2019	655,000	752,423
Dow Chemical Company	9.40	5-15-2039	385,000	587,026
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	519,544
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	282,239
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	427,392
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	213,899
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	310,775
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	27,855
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	666,340
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	306,076
Eastman Chemical Company	2.70	1-15-2020	300,000	300,966
Eastman Chemical Company	3.60	8-15-2022	400,000	410,417
Eastman Chemical Company	4.80	9-1-2042	200,000	194,154
Ecolab Incorporated	4.35	12-8-2021	500,000	537,756
Ecolab Incorporated	5.50	12-8-2041	300,000	349,298
FMC Corporation	3.95	2-1-2022	125,000	126,897
FMC Corporation	4.10	2-1-2024	250,000	250,929
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	98,695
Lubrizol Corporation	8.88	2-1-2019	250,000	286,473
Monsanto Company	3.38	7-15-2024	1,000,000	990,469
Monsanto Company	3.60	7-15-2042	150,000	121,807
Monsanto Company	4.40	7-15-2044	600,000	556,081
Monsanto Company	4.70	7-15-2064	300,000	262,699
Monsanto Company	5.50	8-15-2025	100,000	111,324
Mosaic Company	3.75	11-15-2021	115,000	117,135
Mosaic Company «	4.25	11-15-2023	425,000	423,592
Mosaic Company	5.45	11-15-2033	304,000	289,304
Mosaic Company	5.63	11-15-2043	250,000	234,685
NewMarket Corporation	4.10	12-15-2022	50,000	49,938
PPG Industries Incorporated	2.30	11-15-2019	250,000	249,994
PPG Industries Incorporated	3.60	11-15-2020	100,000	103,487
PPG Industries Incorporated	5.50	11-15-2040	150,000	171,101
Praxair Incorporated	1.25	11-7-2018	100,000	99,453
Praxair Incorporated	2.20	8-15-2022	500,000	490,333
Praxair Incorporated	2.45	2-15-2022	200,000	199,050
Praxair Incorporated	2.70	2-21-2023	150,000	148,828
Praxair Incorporated	3.55	11-7-2042	150,000	139,109
Praxair Incorporated	4.05	3-15-2021	200,000	213,361

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
RPM International Incorporated	6.13%	10-15-2019	$200,000	$219,539
RPM International Incorporated	6.50	2-15-2018	250,000	263,022
Sherwin-Williams Company	1.35	12-15-2017	250,000	249,968
Sherwin-Williams Company	4.00	12-15-2042	132,000	118,989
Valspar Corporation	4.20	1-15-2022	100,000	103,300
Valspar Corporation	7.25	6-15-2019	100,000	111,020
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,059

				18,017,681

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	132,351

Containers & Packaging : 0.02%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,092
Packaging Corporation of America	3.65	9-15-2024	250,000	249,357
Packaging Corporation of America	3.90	6-15-2022	200,000	204,869
Packaging Corporation of America	4.50	11-1-2023	550,000	582,408
Sonoco Products Company	4.38	11-1-2021	100,000	103,474

				1,151,200

Metals & Mining : 0.11%
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	636,880
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	315,509
Newmont Mining Corporation «	3.50	3-15-2022	600,000	612,598
Newmont Mining Corporation	4.88	3-15-2042	500,000	473,546
Newmont Mining Corporation	6.25	10-1-2039	475,000	523,480
Nucor Corporation	4.00	8-1-2023	189,000	196,497
Nucor Corporation	5.20	8-1-2043	200,000	223,010
Nucor Corporation	5.75	12-1-2017	500,000	519,455
Nucor Corporation	5.85	6-1-2018	150,000	158,908
Nucor Corporation	6.40	12-1-2037	200,000	246,176
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	150,916
Southern Copper Corporation	5.38	4-16-2020	90,000	98,535
Southern Copper Corporation	5.88	4-23-2045	500,000	475,571
Southern Copper Corporation	6.75	4-16-2040	440,000	455,388
Southern Copper Corporation	7.50	7-27-2035	600,000	681,864

				5,768,333

Paper & Forest Products : 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	512,082
Georgia-Pacific LLC	7.25	6-1-2028	325,000	417,906
Georgia-Pacific LLC	8.00	1-15-2024	200,000	253,505
Georgia-Pacific LLC	8.88	5-15-2031	500,000	747,010
International Paper Company	3.65	6-15-2024	500,000	502,908
International Paper Company	4.75	2-15-2022	75,000	80,989
International Paper Company	4.80	6-15-2044	250,000	240,987
International Paper Company	6.00	11-15-2041	535,000	594,414
International Paper Company	7.30	11-15-2039	250,000	311,569
International Paper Company	7.50	8-15-2021	450,000	538,871
International Paper Company	7.95	6-15-2018	589,000	642,995
MeadWestvaco Corporation	7.95	2-15-2031	50,000	65,311
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	261,613
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	530,203

				5,700,363

Real Estate : 0.69%

Equity REITs : 0.68%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	750,000	747,155
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	750,124

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
American Campus Communities Incorporated	3.75%	4-15-2023	$100,000	$100,829
American Tower Corporation	3.45	9-15-2021	500,000	507,948
American Tower Corporation	3.50	1-31-2023	150,000	150,384
American Tower Corporation	4.00	6-1-2025	500,000	504,081
American Tower Corporation	4.50	1-15-2018	500,000	514,174
American Tower Corporation	5.00	2-15-2024	350,000	376,437
American Tower Corporation	5.05	9-1-2020	500,000	536,758
American Tower Corporation	5.90	11-1-2021	565,000	637,482
ARC Properties Operating Partnership LP	3.00	2-6-2019	210,000	210,000
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	349,293
AvalonBay Communities Incorporated	3.45	6-1-2025	200,000	199,304
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	150,528
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	207,854
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	263,607
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	111,265
Boston Properties LP	3.13	9-1-2023	150,000	147,220
Boston Properties LP	3.80	2-1-2024	300,000	304,597
Boston Properties LP	3.85	2-1-2023	400,000	410,563
Boston Properties LP	4.13	5-15-2021	300,000	316,641
Boston Properties LP	5.63	11-15-2020	500,000	552,585
Boston Properties LP	5.88	10-15-2019	500,000	547,161
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	349,013
Camden Property Trust	2.95	12-15-2022	150,000	147,318
Camden Property Trust	4.25	1-15-2024	67,000	69,348
Camden Property Trust	4.63	6-15-2021	150,000	160,097
Camden Property Trust	4.88	6-15-2023	100,000	107,706
CBL & Associates LP	4.60	10-15-2024	131,000	123,401
CBL & Associates LP	5.25	12-1-2023	67,000	66,468
Commonwealth REIT	5.88	9-15-2020	100,000	107,132
Corporate Office Properties LP	3.60	5-15-2023	100,000	96,380
Corporate Office Properties LP	3.70	6-15-2021	500,000	511,618
Crown Castle International Corporation	3.70	6-15-2026	500,000	484,862
Crown Castle International Corporation	5.25	1-15-2023	500,000	543,530
DDR Corporation	3.38	5-15-2023	250,000	242,196
DDR Corporation	3.50	1-15-2021	250,000	253,417
DDR Corporation	4.63	7-15-2022	250,000	264,546
Digital Realty Trust LP	3.63	10-1-2022	200,000	202,491
Digital Realty Trust LP	3.95	7-1-2022	200,000	206,528
Digital Realty Trust LP	5.25	3-15-2021	100,000	108,893
Digital Realty Trust LP	5.88	2-1-2020	300,000	327,306
Duke Realty LP	3.63	4-15-2023	125,000	126,611
Duke Realty LP	3.75	12-1-2024	650,000	657,969
Entertainment Properties Trust	5.75	8-15-2022	150,000	161,874
EPR Properties Company	5.25	7-15-2023	113,000	117,405
Equity One Incorporated	3.75	11-15-2022	250,000	255,902
ERP Operating LP	4.63	12-15-2021	598,000	649,435
Essex Portfolio LP	3.25	5-1-2023	100,000	99,496
Essex Portfolio LP	3.38	1-15-2023	500,000	502,312
Essex Portfolio LP	5.20	3-15-2021	65,000	70,931
Federal Realty Investment Trust	2.75	6-1-2023	100,000	97,452
Federal Realty Investment Trust	3.00	8-1-2022	100,000	100,458
Federal Realty Investment Trust	4.50	12-1-2044	250,000	253,063
HCP Incorporated	3.15	8-1-2022	100,000	98,479
HCP Incorporated	3.75	2-1-2019	100,000	102,763
HCP Incorporated	3.88	8-15-2024	1,000,000	991,160
HCP Incorporated	4.00	6-1-2025	425,000	421,144
HCP Incorporated	4.20	3-1-2024	200,000	202,565
HCP Incorporated	4.25	11-15-2023	279,000	284,412
HCP Incorporated	5.38	2-1-2021	65,000	71,152
HCP Incorporated	6.75	2-1-2041	65,000	74,613

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Healthcare Realty Trust Incorporated	3.75%	4-15-2023	$125,000	$124,522
Healthcare Realty Trust Incorporated	5.75	1-15-2021	250,000	275,899
Highwoods Realty LP	3.20	6-15-2021	500,000	502,837
Hospitality Properties Trust	4.65	3-15-2024	500,000	495,474
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	98,043
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	260,061
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	559,236
Kilroy Realty Corporation	3.80	1-15-2023	250,000	251,338
Kilroy Realty Corporation	4.80	7-15-2018	150,000	155,717
Kimco Realty Corporation	6.88	10-1-2019	100,000	112,514
Liberty Property LP	4.40	2-15-2024	156,000	163,141
Liberty Property LP	4.75	10-1-2020	250,000	266,001
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	100,181
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	90,500
Mid-America Apartments LP	4.30	10-15-2023	50,000	52,205
National Retail Properties Incorporated	3.30	4-15-2023	100,000	99,499
National Retail Properties Incorporated	3.80	10-15-2022	100,000	103,316
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,019,871
ProLogis LP	3.35	2-1-2021	400,000	412,158
ProLogis LP	4.25	8-15-2023	1,000,000	1,063,237
Realty Income Corporation	2.00	1-31-2018	150,000	150,490
Realty Income Corporation	3.88	7-15-2024	500,000	510,115
Realty Income Corporation	4.65	8-1-2023	300,000	321,463
Realty Income Corporation	5.75	1-15-2021	300,000	333,473
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	51,338
Simon Property Group LP	2.20	2-1-2019	500,000	503,959
Simon Property Group LP	3.38	3-15-2022	500,000	518,143
Simon Property Group LP	3.75	2-1-2024	250,000	259,078
Simon Property Group LP	4.13	12-1-2021	300,000	320,055
Simon Property Group LP	4.38	3-1-2021	500,000	535,362
Simon Property Group LP	4.75	3-15-2042	250,000	264,798
Simon Property Group LP	5.65	2-1-2020	200,000	219,513
Simon Property Group LP	6.75	2-1-2040	350,000	467,314
Simon Property Group LP	10.35	4-1-2019	600,000	721,709
UDR Incorporated	3.70	10-1-2020	250,000	258,375
UDR Incorporated	4.25	6-1-2018	150,000	155,211
UDR Incorporated	4.63	1-10-2022	100,000	107,430
Ventas Realty LP	2.70	4-1-2020	200,000	201,370
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,060,744
Ventas Realty LP	4.75	6-1-2021	150,000	161,873
Ventas Realty LP	5.70	9-30-2043	250,000	276,907
VEREIT Operating Partnership LP	4.13	6-1-2021	115,000	118,019
VEREIT Operating Partnership LP	4.60	2-6-2024	140,000	143,010
VEREIT Operating Partnership LP	4.88	6-1-2026	170,000	174,250
Vornado Realty LP	2.50	6-30-2019	500,000	501,773
Washington REIT	3.95	10-15-2022	150,000	149,155
Weingarten Realty Investors	3.38	10-15-2022	150,000	149,779
Weingarten Realty Investors	3.50	4-15-2023	125,000	124,448
Welltower Incorporated	4.00	6-1-2025	300,000	306,326
Welltower Incorporated	4.13	4-1-2019	250,000	259,596
Welltower Incorporated	4.50	1-15-2024	200,000	210,265
Welltower Incorporated	4.95	1-15-2021	250,000	269,755
Welltower Incorporated	5.25	1-15-2022	100,000	110,372
Welltower Incorporated	6.13	4-15-2020	250,000	277,685
Welltower Incorporated	6.50	3-15-2041	200,000	238,323
Weyerhaeuser Company	4.63	9-15-2023	300,000	322,430
Weyerhaeuser Company	6.88	12-15-2033	150,000	181,742
Weyerhaeuser Company	7.38	10-1-2019	100,000	112,906
Weyerhaeuser Company	7.38	3-15-2032	700,000	881,032
WP Carey Incorporated	4.60	4-1-2024	500,000	503,364

				36,946,136

Real Estate Management & Development : 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	261,910

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle Incorporated	4.40%	11-15-2022	$100,000	$103,670
Regency Centers LP	4.80	4-15-2021	200,000	215,545

				581,125

Telecommunication Services : 0.88%

Diversified Telecommunication Services : 0.87%
AT&T Incorporated	2.45	6-30-2020	1,250,000	1,237,363
AT&T Incorporated	2.63	12-1-2022	1,000,000	956,986
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,486,446
AT&T Incorporated	3.40	5-15-2025	2,000,000	1,921,998
AT&T Incorporated	3.80	3-15-2022	500,000	510,153
AT&T Incorporated	3.88	8-15-2021	45,000	46,575
AT&T Incorporated	3.90	3-11-2024	500,000	501,935
AT&T Incorporated	4.13	2-17-2026	1,500,000	1,510,070
AT&T Incorporated	4.30	12-15-2042	500,000	436,065
AT&T Incorporated	4.35	6-15-2045	1,000,000	872,896
AT&T Incorporated	4.45	5-15-2021	650,000	686,709
AT&T Incorporated	4.45	4-1-2024	700,000	726,787
AT&T Incorporated 144A	4.50	3-9-2048	623,000	554,782
AT&T Incorporated	4.60	2-15-2021	350,000	370,459
AT&T Incorporated	4.75	5-15-2046	2,000,000	1,863,096
AT&T Incorporated	5.00	3-1-2021	700,000	754,359
AT&T Incorporated	5.15	3-15-2042	500,000	492,938
AT&T Incorporated	5.20	3-15-2020	330,000	354,674
AT&T Incorporated	5.35	9-1-2040	1,372,000	1,387,012
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,040,940
AT&T Incorporated	5.55	8-15-2041	60,000	61,945
AT&T Incorporated	5.60	5-15-2018	500,000	525,856
AT&T Incorporated	5.80	2-15-2019	800,000	860,280
AT&T Incorporated	6.00	8-15-2040	400,000	438,676
AT&T Incorporated	6.30	1-15-2038	500,000	561,223
AT&T Incorporated	6.35	3-15-2040	145,000	164,600
AT&T Incorporated	6.38	3-1-2041	500,000	573,945
AT&T Incorporated	6.50	9-1-2037	970,000	1,097,918
AT&T Incorporated	6.55	2-15-2039	800,000	925,854
AT&T Incorporated	8.25	11-15-2031	536,000	739,690
Qwest Corporation	6.88	9-15-2033	255,000	240,799
Verizon Communications Incorporated	2.45	11-1-2022	600,000	580,521
Verizon Communications Incorporated	2.63	2-21-2020	1,000,000	1,006,701
Verizon Communications Incorporated	3.00	11-1-2021	750,000	756,179
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,029,051
Verizon Communications Incorporated	3.50	11-1-2024	750,000	752,825
Verizon Communications Incorporated	3.65	9-14-2018	1,400,000	1,443,522
Verizon Communications Incorporated	4.15	3-15-2024	850,000	890,168
Verizon Communications Incorporated	4.27	1-15-2036	1,387,000	1,321,394
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,098,341
Verizon Communications Incorporated	4.52	9-15-2048	1,569,000	1,484,439
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,073,540
Verizon Communications Incorporated	4.67	3-15-2055	2,365,000	2,207,988
Verizon Communications Incorporated	4.75	11-1-2041	500,000	486,974
Verizon Communications Incorporated	4.86	8-21-2046	830,000	832,011
Verizon Communications Incorporated	5.01	8-21-2054	1,200,000	1,180,014
Verizon Communications Incorporated	5.15	9-15-2023	3,300,000	3,650,137
Verizon Communications Incorporated	6.00	4-1-2041	500,000	574,345
Verizon Communications Incorporated	6.55	9-15-2043	2,244,000	2,787,939
Verizon Global Funding Corporation	5.85	9-15-2035	175,000	197,965

				47,257,083

Wireless Telecommunication Services : 0.01%

CC Holdings GS V LLC	3.85	4-15-2023	500,000	509,294

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Utilities : 1.85%

Electric Utilities : 1.41%
Alabama Power Company	3.55%	12-1-2023	$250,000	$259,543
Alabama Power Company	3.85	12-1-2042	200,000	190,178
Alabama Power Company	4.15	8-15-2044	150,000	149,742
Alabama Power Company	5.50	3-15-2041	65,000	75,999
Alabama Power Company	6.00	3-1-2039	500,000	610,887
Alabama Power Company	6.13	5-15-2038	105,000	129,518
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	202,007
Appalachian Power Company	3.40	6-1-2025	250,000	252,354
Appalachian Power Company	4.45	6-1-2045	250,000	253,461
Appalachian Power Company	5.80	10-1-2035	315,000	356,145
Appalachian Power Company	6.38	4-1-2036	300,000	364,938
Appalachian Power Company	7.00	4-1-2038	100,000	130,713
Arizona Public Service Company	3.15	5-15-2025	150,000	151,092
Arizona Public Service Company	4.50	4-1-2042	100,000	104,982
Arizona Public Service Company	4.70	1-15-2044	250,000	266,057
Arizona Public Service Company	8.75	3-1-2019	500,000	572,314
Atlantic City Electric Company	7.75	11-15-2018	65,000	72,358
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	519,577
Carolina Power & Light Company	2.80	5-15-2022	250,000	253,418
Carolina Power & Light Company	5.30	1-15-2019	500,000	536,551
CenterPoint Energy Houston	2.25	8-1-2022	300,000	294,508
CenterPoint Energy Houston	3.55	8-1-2042	250,000	231,775
CenterPoint Energy Houston	4.50	4-1-2044	250,000	268,775
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	328,115
Cleco Power LLC	6.00	12-1-2040	300,000	364,984
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	552,093
Columbus Southern Power Company	6.05	5-1-2018	200,000	211,444
Commonwealth Edison Company	3.80	10-1-2042	100,000	95,835
Commonwealth Edison Company	4.70	1-15-2044	250,000	268,741
Commonwealth Edison Company	5.80	3-15-2018	500,000	527,100
Commonwealth Edison Company	5.90	3-15-2036	250,000	307,300
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	78,249
Connecticut Light & Power Company	4.15	6-1-2045	125,000	125,996
Connecticut Light & Power Company	5.65	5-1-2018	100,000	105,933
Connecticut Light & Power Company	6.35	6-1-2036	200,000	254,892
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	519,106
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	221,372
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	295,037
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	316,903
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	105,656
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	397,232
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	701,778
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	247,533
Consolidated Edison Company of New York Series C	4.30	12-1-2056	350,000	346,878
Delmarva Power & Light Company	4.00	6-1-2042	300,000	288,731
Detroit Edison Company	2.65	6-15-2022	200,000	201,066
Detroit Edison Company	3.45	10-1-2020	500,000	522,902
DTE Electric Company	3.65	3-15-2024	150,000	156,836
DTE Electric Company	6.63	6-1-2036	250,000	330,166
Duke Energy Carolinas LLC	2.50	3-15-2023	750,000	742,808
Duke Energy Carolinas LLC	2.95	12-1-2026	750,000	741,593
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	506,414
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	307,159
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	110,318
Duke Energy Corporation	3.05	8-15-2022	100,000	101,067
Duke Energy Corporation	3.95	10-15-2023	200,000	210,811
Duke Energy Corporation	6.45	10-15-2032	375,000	474,732
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	94,201
Duke Energy Indiana Incorporated	3.75	5-15-2046	250,000	233,482
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	165,977
Duke Energy Indiana Incorporated	6.35	8-15-2038	500,000	642,035
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	85,001
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	269,776

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Progress Incorporated	3.00%	9-15-2021	$250,000	$257,115
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	147,802
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	247,306
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	257,552
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	259,471
Entergy Corporation	5.13	9-15-2020	250,000	270,470
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	139,081
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	105,930
Entergy Louisiana LLC	3.25	4-1-2028	500,000	493,554
Entergy Louisiana LLC	4.05	9-1-2023	400,000	421,336
Entergy Louisiana LLC	5.40	11-1-2024	250,000	286,118
Entergy Texas Incorporated	7.13	2-1-2019	200,000	221,061
Exelon Corporation	3.95	6-15-2025	500,000	512,285
Exelon Corporation	4.95	6-15-2035	200,000	209,373
Exelon Corporation	5.10	6-15-2045	400,000	421,313
Exelon Corporation	5.63	6-15-2035	365,000	403,605
Exelon Generation Company LLC	4.25	6-15-2022	225,000	233,857
Exelon Generation Company LLC	5.20	10-1-2019	500,000	536,987
Exelon Generation Company LLC	5.60	6-15-2042	605,000	572,627
Exelon Generation Company LLC	6.25	10-1-2039	500,000	497,186
FirstEnergy Corporation	2.75	3-15-2018	180,000	181,430
FirstEnergy Corporation	4.25	3-15-2023	240,000	248,545
FirstEnergy Corporation Series C	7.38	11-15-2031	415,000	517,151
Florida Power & Light Company	3.25	6-1-2024	500,000	511,452
Florida Power & Light Company	4.05	6-1-2042	250,000	253,759
Florida Power & Light Company	4.13	2-1-2042	300,000	307,613
Florida Power & Light Company	5.25	2-1-2041	200,000	234,659
Florida Power & Light Company	5.65	2-1-2037	363,000	439,507
Florida Power & Light Company	5.95	2-1-2038	320,000	403,561
Florida Power & Light Company	5.96	4-1-2039	250,000	318,521
Florida Power Corporation	5.65	6-15-2018	300,000	318,144
Florida Power Corporation	5.65	4-1-2040	125,000	151,020
Florida Power Corporation	6.40	6-15-2038	500,000	649,861
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	811,639
Georgia Power Company	4.25	12-1-2019	375,000	399,717
Georgia Power Company	4.30	3-15-2042	250,000	249,232
Georgia Power Company	4.30	3-15-2043	350,000	353,118
Georgia Power Company	5.40	6-1-2018	200,000	211,371
Georgia Power Company	5.40	6-1-2040	250,000	279,983
Georgia Power Company	5.95	2-1-2039	250,000	299,161
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	53,355
Iberdrola International BV	6.75	7-15-2036	397,000	486,323
Indiana Michigan Power Company	3.20	3-15-2023	100,000	100,887
Indiana Michigan Power Company	7.00	3-15-2019	500,000	552,533
Interstate Power & Light Company	4.70	10-15-2043	300,000	312,866
Interstate Power & Light Company	6.25	7-15-2039	30,000	37,834
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	274,792
Kansas City Power & Light Company	3.15	3-15-2023	200,000	198,807
Kansas City Power & Light Company	6.38	3-1-2018	250,000	263,552
Kansas City Power & Light Company	7.15	4-1-2019	200,000	222,764
Kentucky Utilities Company	3.25	11-1-2020	250,000	258,004
Kentucky Utilities Company	5.13	11-1-2040	500,000	569,965
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	104,319
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	506,644
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	331,429
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	261,803
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	90,343
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	364,535
MidAmerican Energy Holdings Company	6.13	4-1-2036	200,000	247,997
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	638,587
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	202,352
Nevada Power Company	5.45	5-15-2041	120,000	138,512
Nevada Power Company	6.75	7-1-2037	200,000	261,018

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Nevada Power Company	7.13%	3-15-2019	$300,000	$335,005
NiSource Finance Corporation	4.80	2-15-2044	850,000	875,138
NiSource Finance Corporation	5.45	9-15-2020	415,000	453,370
NiSource Finance Corporation	5.65	2-1-2045	200,000	231,746
NiSource Finance Corporation	6.13	3-1-2022	100,000	115,400
NiSource Finance Corporation	6.40	3-15-2018	699,000	738,061
NiSource Finance Corporation	6.80	1-15-2019	90,000	98,596
Northeast Utilities	1.45	5-1-2018	350,000	348,458
Northeast Utilities	2.80	5-1-2023	175,000	171,179
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	244,996
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	148,952
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	227,930
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	523,209
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	47,357
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	389,926
NSTAR Electric Company	2.38	10-15-2022	200,000	196,004
NSTAR Electric Company	4.40	3-1-2044	250,000	259,509
NSTAR Electric Company	5.50	3-15-2040	100,000	116,680
Oglethorpe Power Corporation	4.55	6-1-2044	250,000	244,906
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	329,679
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	177,000
Ohio Edison Company	6.88	7-15-2036	250,000	309,487
Ohio Edison Company	8.25	10-15-2038	200,000	281,005
Ohio Power Company	5.38	10-1-2021	65,000	72,700
Ohio Power Company	6.60	2-15-2033	194,000	236,381
Ohio Power Company	6.60	3-1-2033	150,000	182,679
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	264,213
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	111,634
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	120,817
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	535,417
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	212,684
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	287,102
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	543,228
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	229,846
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	282,148
PacifiCorp	3.60	4-1-2024	250,000	259,482
PacifiCorp	4.10	2-1-2042	100,000	99,688
PacifiCorp	5.65	7-15-2018	600,000	638,878
PacifiCorp	5.75	4-1-2037	250,000	300,683
PacifiCorp	6.00	1-15-2039	500,000	633,747
PacifiCorp	6.25	10-15-2037	720,000	930,430
PECO Energy Company	2.38	9-15-2022	750,000	738,717
PECO Energy Company	4.15	10-1-2044	350,000	349,232
Portland General Electric Company	6.10	4-15-2019	250,000	273,606
Potomac Electric Power Company	3.60	3-15-2024	250,000	258,834
Potomac Electric Power Company	6.50	11-15-2037	200,000	261,579
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,932
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	503,652
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	259,161
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	212,121
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	124,335
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	262,811
PPL Electric Utilities	4.75	7-15-2043	150,000	164,814
PPL Electric Utilities	5.20	7-15-2041	200,000	229,054
PPL Electric Utilities	6.25	5-15-2039	45,000	57,609
Progress Energy Incorporated	3.15	4-1-2022	500,000	507,275
Progress Energy Incorporated	4.10	5-15-2042	250,000	245,213
Progress Energy Incorporated	4.40	1-15-2021	250,000	265,745
Progress Energy Incorporated	4.55	4-1-2020	75,000	80,404
Progress Energy Incorporated	6.00	12-1-2039	300,000	358,808
Progress Energy Incorporated	6.30	4-1-2038	50,000	64,173
Progress Energy Incorporated	7.00	10-30-2031	500,000	625,479
Progress Energy Incorporated	7.75	3-1-2031	300,000	400,757
PSEG Power LLC	2.45	11-15-2018	300,000	303,080
PSEG Power LLC	4.15	9-15-2021	250,000	259,368

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
PSEG Power LLC «	4.30%	11-15-2023	$300,000	$310,337
PSEG Power LLC	5.13	4-15-2020	280,000	301,448
PSEG Power LLC	8.63	4-15-2031	75,000	90,205
Public Service Company of Colorado	2.25	9-15-2022	100,000	98,613
Public Service Company of Colorado	2.50	3-15-2023	250,000	245,501
Public Service Company of Colorado	3.20	11-15-2020	300,000	309,699
Public Service Company of Colorado	3.60	9-15-2042	200,000	186,428
Public Service Company of Colorado	3.95	3-15-2043	125,000	123,732
Public Service Company of Colorado	4.30	3-15-2044	250,000	260,116
Public Service Company of Colorado	5.13	6-1-2019	50,000	54,028
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	307,392
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	106,524
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	43,117
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	201,299
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	195,395
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	236,850
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	192,020
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	100,065
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	122,294
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	599,888
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	571,470
Southern California Edison Company	3.88	6-1-2021	270,000	287,002
Southern California Edison Company	3.90	3-15-2043	150,000	146,790
Southern California Edison Company	4.05	3-15-2042	500,000	497,596
Southern California Edison Company	5.50	8-15-2018	500,000	533,978
Southern California Edison Company	5.50	3-15-2040	200,000	238,615
Southern California Edison Company	6.00	1-15-2034	100,000	123,460
Southern California Edison Company	6.05	3-15-2039	350,000	441,149
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	208,764
Southern Company	2.15	9-1-2019	500,000	500,466
Southern Company	2.45	9-1-2018	180,000	181,837
Southern Company	2.75	6-15-2020	250,000	252,177
Southern Company	2.95	7-1-2023	1,000,000	988,288
Southern Company	3.25	7-1-2026	1,250,000	1,213,751
Southern Company	4.40	7-1-2046	600,000	583,993
Southwestern Electric Power Company	6.20	3-15-2040	50,000	60,102
Southwestern Public Service Company	6.00	10-1-2036	100,000	117,173
System Energy Resources	4.10	4-1-2023	150,000	154,159
Tampa Electric Company	2.60	9-15-2022	200,000	197,854
Tampa Electric Company	4.20	5-15-2045	300,000	293,831
Tampa Electric Company	6.10	5-15-2018	100,000	105,264
Tampa Electric Company	6.15	5-15-2037	75,000	90,492
Toleda Edison Company	6.15	5-15-2037	50,000	57,924
TXU Electric Delivery Company	7.25	1-15-2033	75,000	101,129
Union Electric Company	3.90	9-15-2042	250,000	243,704
Union Electric Company	8.45	3-15-2039	80,000	123,525
Virginia Electric & Power Company	3.10	5-15-2025	100,000	99,709
Virginia Electric & Power Company	3.45	2-15-2024	150,000	154,460
Virginia Electric & Power Company	4.00	1-15-2043	325,000	318,634
Virginia Electric & Power Company	4.20	5-15-2045	150,000	152,099
Virginia Electric & Power Company	4.45	2-15-2044	150,000	156,967
Virginia Electric & Power Company	5.00	6-30-2019	200,000	214,739
Virginia Electric & Power Company	8.88	11-15-2038	300,000	476,318
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,039,185
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	121,959
Westar Energy Incorporated	4.10	4-1-2043	300,000	292,151
Westar Energy Incorporated	4.13	3-1-2042	500,000	496,150
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	150,533
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	372,546
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	117,287
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	180,401
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	251,635
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	53,466

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Wisconsin Power & Light Company	6.38%	8-15-2037	$250,000	$322,118
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	440,745

				76,438,493

Gas Utilities : 0.07%
Atmos Energy Corporation	4.13	10-15-2044	350,000	341,239
Atmos Energy Corporation	4.15	1-15-2043	161,000	157,050
Atmos Energy Corporation	5.50	6-15-2041	60,000	69,312
Atmos Energy Corporation	8.50	3-15-2019	250,000	285,629
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	68,144
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	123,439
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	105,105
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	60,451
KeySpan Corporation	5.80	4-1-2035	125,000	142,074
Laclede Group Incorporated	4.70	8-15-2044	250,000	244,045
National Fuel Gas Company	3.75	3-1-2023	312,000	300,162
One Gas Incorporated	2.07	2-1-2019	100,000	100,478
One Gas Incorporated	3.61	2-1-2024	100,000	102,651
One Gas Incorporated	4.66	2-1-2044	50,000	52,178
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	51,538
Sempra Energy	2.88	10-1-2022	200,000	199,275
Sempra Energy	3.55	6-15-2024	1,000,000	1,012,929
Sempra Energy	6.00	10-15-2039	300,000	354,029
Southern California Gas Company	3.75	9-15-2042	200,000	194,296
Southern California Gas Company	5.13	11-15-2040	100,000	114,663
Southern California Gas Company	5.75	11-15-2035	75,000	91,050

				4,169,737

Independent Power & Renewable Electricity Producers : 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	108,438
Southern Power Company	5.15	9-15-2041	500,000	502,756
Southern Power Company	5.25	7-15-2043	120,000	120,636
Tri-State Generation & Transmission Association Incorporated	3.70	11-1-2024	100,000	101,081
Tri-State Generation & Transmission Association Incorporated	4.70	11-1-2044	100,000	102,628

				935,539

Multi-Utilities : 0.34%
Ameren Illinois Company	4.30	7-1-2044	500,000	516,508
Ameren Illinois Company	4.80	12-15-2043	100,000	110,179
Avista Corporation	5.13	4-1-2022	55,000	60,007
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	251,433
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	523,216
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	443,884
Black Hills Corporation	4.25	11-30-2023	300,000	315,473
CMS Energy Corporation	3.88	3-1-2024	500,000	516,634
CMS Energy Corporation	4.70	3-31-2043	125,000	129,934
CMS Energy Corporation	5.05	3-15-2022	350,000	384,689
Consumers Energy Company	3.95	5-15-2043	200,000	197,970
Consumers Energy Company	4.35	8-31-2064	150,000	150,517
Consumers Energy Company	5.65	9-15-2018	150,000	160,353
Consumers Energy Company	6.70	9-15-2019	500,000	564,237
Dominion Resources Incorporated	1.90	6-15-2018	200,000	199,843
Dominion Resources Incorporated	2.50	12-1-2019	188,000	190,203
Dominion Resources Incorporated	2.75	9-15-2022	200,000	197,654
Dominion Resources Incorporated	3.63	12-1-2024	300,000	301,906
Dominion Resources Incorporated	4.05	9-15-2042	250,000	231,760
Dominion Resources Incorporated	4.45	3-15-2021	100,000	107,168
Dominion Resources Incorporated	4.70	12-1-2044	250,000	251,747
Dominion Resources Incorporated	4.90	8-1-2041	60,000	62,092
Dominion Resources Incorporated	5.95	6-15-2035	225,000	256,397
Dominion Resources Incorporated	6.40	6-15-2018	750,000	799,438

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Dominion Resources Incorporated	7.00%	6-15-2038	$500,000	$639,077
DTE Energy Company	3.30	6-15-2022	100,000	102,087
DTE Energy Company	3.85	12-1-2023	243,000	251,950
Eversource Energy	4.50	11-15-2019	100,000	106,667
Integrys Energy Group	4.17	11-1-2020	200,000	209,971
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	141,833
NorthWestern Corporation	4.18	11-15-2044	300,000	293,370
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	247,743
Pacific Gas & Electric Company	2.95	3-1-2026	500,000	489,673
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	664,314
Pacific Gas & Electric Company	3.50	6-15-2025	150,000	153,686
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	186,150
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	534,249
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	202,769
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	811,677
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	602,014
Pacific Gas & Electric Company	6.05	3-1-2034	500,000	620,381
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	127,460
Pacific Gas & Electric Company	8.25	10-15-2018	250,000	278,809
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	283,915
Puget Energy Incorporated	3.65	5-15-2025	200,000	197,767
Puget Energy Incorporated	6.00	9-1-2021	250,000	281,376
Puget Sound Energy Incorporated	4.43	11-15-2041	500,000	520,782
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	485,331
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	60,995
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	413,269
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	770,500
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	116,596
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	688,951
Scana Corporation	4.75	5-15-2021	250,000	261,500
WEC Energy Group Incorporated	1.65	6-15-2018	150,000	149,961
WEC Energy Group Incorporated	2.45	6-15-2020	150,000	150,357
WEC Energy Group Incorporated	3.55	6-15-2025	200,000	203,444
Xcel Energy Incorporated	4.70	5-15-2020	250,000	266,914
Xcel Energy Incorporated	4.80	9-15-2041	250,000	264,437

				18,703,217

Water Utilities : 0.01%

American Water Capital Corporation	3.40	3-1-2025	300,000	307,679

Total Corporate Bonds and Notes (Cost $1,096,465,202)				1,129,845,400

Foreign Government Bonds @: 24.86%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,850,000	1,470,058
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,450,000	2,088,840
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,678,638
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,398,552
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	262,229
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,775,000	1,366,978
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,900,000	1,660,969
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	2,500,000	2,181,835
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,612,121
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	801,563
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	2,300,000	1,779,034
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	866,317
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,565,000	1,187,392
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	2,650,000	2,211,613
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,800,000	1,360,901
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	700,000	545,757
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	750,000	511,703
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	2,000,000	1,460,298
Australian Government Bond Series 147 (AUD)	3.25	6-21-2039	300,000	214,225

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Australian Government Bond Series 148 (AUD)	2.75%	11-21-2027	2,000,000	$1,470,663
Australian Government Bond Series 149 (AUD)	2.25	5-21-2028	1,250,000	869,611
Australian Government Bond Series 150 (AUD)	3.00	3-21-2047	1,000,000	648,318
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	2,025,000	3,272,305
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,700,000	2,979,985
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,200,000	1,564,109
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,000,000	1,125,878
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,000,000	1,173,902
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	1,000,000	1,231,208
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,375,000	2,347,848
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,450,000	1,878,615
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,650,000	1,924,851
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,305,288
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,300,000	1,735,979
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	300,000	453,981
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,150,000	1,402,758
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,050,000	1,146,202
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	750,000	1,223,777
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	1,997,333
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,037,379
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	1,810,000	1,976,875
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	900,000	951,309
Belgium Government Bond Series 76 (EUR) 144A	1.90	6-22-2038	325,000	384,843
Belgium Government Bond Series 77 (EUR) 144A	1.00	6-22-2026	1,000,000	1,096,629
Belgium Government Bond Series 78 (EUR) 144A	1.60	6-22-2047	400,000	427,713
Belgium Government Bond Series 79 (EUR) 144A	0.20	10-22-2023	500,000	534,740
Belgium Government Bond Series 80 (EUR) 144A	2.15	6-22-2066	500,000	587,050
Bonos y Obligaciones del Estado (EUR)	0.25	4-30-2018	1,100,000	1,171,554
Bonos y Obligaciones del Estado (EUR)	0.25	1-31-2019	1,500,000	1,595,220
Bonos y Obligaciones del Estado (EUR)	0.75	7-30-2021	1,650,000	1,769,438
Bonos y Obligaciones del Estado (EUR)	1.15	7-30-2020	1,500,000	1,640,183
Bonos y Obligaciones del Estado (EUR) 144A	1.30	10-31-2026	2,000,000	2,071,209
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	2,050,000	2,251,378
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,750,000	1,890,441
Bonos y Obligaciones del Estado (EUR) 144A	1.95	4-30-2026	2,000,000	2,201,988
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	1,500,000	1,591,403
Bonos y Obligaciones del Estado (EUR) 144A	2.15	10-31-2025	2,000,000	2,243,242
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,100,000	2,366,205
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	1,800,000	2,118,228
Bonos y Obligaciones del Estado (EUR) 144A	2.90	10-31-2046	1,000,000	1,092,278
Bonos y Obligaciones del Estado (EUR) 144A	3.45	7-30-2066	500,000	566,692
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	1,300,000	1,477,613
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	1,800,000	2,262,128
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	2,100,000	2,377,932
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	1,650,000	2,142,825
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,850,000	2,066,581
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,250,000	1,802,566
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	1,000,000	1,567,518
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,950,000	2,632,067
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,900,000	2,046,014
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,397,411
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	1,970,608
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	1,650,000	1,817,426
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,636,911
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	1,000,000	1,089,388
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	1,100,000	1,191,879
Bundesobligation Series 172 (EUR)	0.25	10-16-2020	1,300,000	1,423,231
Bundesobligation Series 173 (EUR) ¤	0.00	4-9-2021	1,700,000	1,842,291
Bundesobligation Series 174 (EUR) ¤	0.00	10-8-2021	1,500,000	1,623,742
Bundesrepublik Deutschland (EUR) ¤	0.00	8-15-2026	1,500,000	1,551,207
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	2,000,000	2,201,414
Bundesrepublik Deutschland (EUR)	0.50	2-15-2026	2,500,000	2,726,463
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,007,037
Bundesrepublik Deutschland (EUR)	1.00	8-15-2025	2,000,000	2,286,321
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	1,750,000	2,051,896

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	1.50%	2-15-2023	1,750,000	$2,059,736
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,500,000	1,770,169
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	1,500,000	1,780,417
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,000,000	2,372,508
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	1,700,000	2,048,266
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,381,101
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,575,000	1,917,863
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,125,000	1,322,462
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,329,509
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	2,211,345
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,750,000	2,609,099
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,100,000	2,519,030
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,500,000	1,867,349
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,300,000	2,131,618
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	175,000	342,956
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,175,000	2,089,817
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	850,000	1,566,902
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,000,000	3,570,295
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,000,000	3,415,857
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,700,000	1,897,561
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	2,250,000	2,576,627
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,250,000	2,449,684
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,000,000	2,379,829
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	2,355,092
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,750,000	2,031,327
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	1,500,000	1,798,035
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,250,000	2,273,881
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,319,607
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,000,000	1,744,629
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,059,300
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,332,903
Bundesschatzanweisungen (EUR) ¤	0.00	12-15-2017	1,000,000	1,068,856
Bundesschatzanweisungen (EUR) ¤	0.00	3-16-2018	1,300,000	1,392,014
Bundesschatzanweisungen (EUR) ¤	0.00	6-15-2018	1,000,000	1,072,540
Bundesschatzanweisungen (EUR) ¤	0.00	9-14-2018	1,000,000	1,074,329
Bundesschatzanweisungen (EUR) ¤	0.00	12-14-2018	500,000	537,964
Canadian Government Bond (CAD)	0.25	5-1-2018	1,000,000	739,887
Canadian Government Bond (CAD)	0.50	8-1-2018	1,000,000	741,986
Canadian Government Bond (CAD)	0.50	11-1-2018	1,500,000	1,112,466
Canadian Government Bond (CAD)	0.50	2-1-2019	500,000	370,483
Canadian Government Bond (CAD)	0.50	3-1-2022	1,000,000	722,274
Canadian Government Bond (CAD)	0.75	9-1-2020	1,000,000	740,572
Canadian Government Bond (CAD)	0.75	3-1-2021	1,000,000	738,011
Canadian Government Bond (CAD)	0.75	9-1-2021	1,275,000	938,145
Canadian Government Bond (CAD)	1.00	6-1-2027	500,000	347,867
Canadian Government Bond (CAD)	1.25	2-1-2018	1,200,000	899,701
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	806,166
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	601,277
Canadian Government Bond (CAD)	1.50	3-1-2020	1,000,000	760,225
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,171,564
Canadian Government Bond (CAD)	1.50	6-1-2026	750,000	554,669
Canadian Government Bond (CAD)	1.75	3-1-2019	1,000,000	761,609
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	840,923
Canadian Government Bond (CAD)	2.25	6-1-2025	1,200,000	947,449
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,045,313
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,173,007
Canadian Government Bond (CAD)	2.75	12-1-2048	1,000,000	847,167
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	440,732
Canadian Government Bond (CAD)	3.25	6-1-2021	1,000,000	818,425
Canadian Government Bond (CAD)	3.50	6-1-2020	1,350,000	1,096,482
Canadian Government Bond (CAD)	3.50	12-1-2045	1,450,000	1,386,033
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,280,179
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,251,424

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	4.25%	6-1-2018	1,000,000	$783,876
Canadian Government Bond (CAD)	5.00	6-1-2037	1,100,000	1,207,085
Canadian Government Bond (CAD)	5.75	6-1-2029	1,200,000	1,282,257
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,471,498
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	206,019
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	709,035
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	237,776
Denmark Government Bond (DKK)	0.25	11-15-2018	2,500,000	361,602
Denmark Government Bond (DKK)	1.50	11-15-2023	5,700,000	893,924
Denmark Government Bond (DKK)	1.75	11-15-2025	8,000,000	1,277,610
Denmark Government Bond (DKK)	3.00	11-15-2021	8,000,000	1,321,036
Denmark Government Bond (DKK)	4.00	11-15-2019	9,400,000	1,517,416
Denmark Government Bond (DKK)	4.50	11-15-2039	10,750,000	2,656,144
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	550,084
France Government Bond (EUR) ¤	0.00	2-25-2018	1,925,000	2,058,067
France Government Bond (EUR) ¤	0.00	2-25-2019	1,800,000	1,934,707
France Government Bond (EUR) ¤	0.00	5-25-2020	2,200,000	2,366,952
France Government Bond (EUR) ¤	0.00	5-25-2021	2,000,000	2,143,440
France Government Bond (EUR) ¤	0.00	5-25-2022	500,000	532,850
France Government Bond (EUR)	0.25	11-25-2020	1,500,000	1,627,370
France Government Bond (EUR)	0.25	11-25-2026	1,750,000	1,766,548
France Government Bond (EUR)	0.50	11-25-2019	2,250,000	2,458,300
France Government Bond (EUR)	0.50	5-25-2025	2,900,000	3,078,623
France Government Bond (EUR)	0.50	5-25-2026	2,750,000	2,866,216
France Government Bond (EUR)	1.00	5-25-2018	1,925,000	2,091,369
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	1,642,396
France Government Bond (EUR)	1.00	5-25-2019	2,000,000	2,206,145
France Government Bond (EUR)	1.00	11-25-2025	3,000,000	3,291,142
France Government Bond (EUR) 144A	1.25	5-25-2036	1,500,000	1,560,917
France Government Bond (EUR)	1.50	5-25-2031	1,000,000	1,118,587
France Government Bond (EUR)	1.75	5-25-2023	2,700,000	3,171,928
France Government Bond (EUR)	1.75	11-25-2024	2,650,000	3,113,616
France Government Bond (EUR) 144A	1.75	5-25-2066	1,250,000	1,280,895
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,252,774
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,591,951
France Government Bond (EUR)	2.50	10-25-2020	3,100,000	3,657,785
France Government Bond (EUR)	2.50	5-25-2030	2,375,000	2,991,529
France Government Bond (EUR)	2.75	10-25-2027	3,300,000	4,202,090
France Government Bond (EUR)	3.00	4-25-2022	3,400,000	4,221,084
France Government Bond (EUR)	3.25	10-25-2021	3,500,000	4,346,242
France Government Bond (EUR)	3.25	5-25-2045	1,150,000	1,683,810
France Government Bond (EUR)	3.50	4-25-2020	4,000,000	4,813,922
France Government Bond (EUR)	3.50	4-25-2026	3,200,000	4,280,538
France Government Bond (EUR)	3.75	10-25-2019	3,150,000	3,758,653
France Government Bond (EUR)	3.75	4-25-2021	3,750,000	4,683,873
France Government Bond (EUR)	4.00	4-25-2018	2,700,000	3,050,122
France Government Bond (EUR)	4.00	10-25-2038	2,350,000	3,719,930
France Government Bond (EUR)	4.00	4-25-2055	1,475,000	2,564,808
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	1,785,137
France Government Bond (EUR)	4.25	10-25-2018	2,750,000	3,188,832
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	3,494,809
France Government Bond (EUR)	4.25	10-25-2023	3,825,000	5,208,483
France Government Bond (EUR)	4.50	4-25-2041	2,200,000	3,778,074
France Government Bond (EUR)	4.75	4-25-2035	2,550,000	4,265,983
France Government Bond (EUR)	5.50	4-25-2029	2,575,000	4,209,493
France Government Bond (EUR)	5.75	10-25-2032	2,600,000	4,618,572
France Government Bond (EUR)	6.00	10-25-2025	1,750,000	2,745,493
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,003,868
France Government Bond (EUR)	8.50	10-25-2019	650,000	871,187
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,714,227
Italy Buoni Poliennali del Tesoro (EUR)	0.05	10-15-2019	750,000	786,970
Italy Buoni Poliennali del Tesoro (EUR)	0.10	4-15-2019	900,000	948,512
Italy Buoni Poliennali del Tesoro (EUR)	0.25	5-15-2018	1,500,000	1,594,038
Italy Buoni Poliennali del Tesoro (EUR)	0.30	10-15-2018	500,000	531,223
Italy Buoni Poliennali del Tesoro (EUR)	0.35	11-1-2021	1,500,000	1,548,091

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	0.45%	6-1-2021	1,250,000	$1,305,445
Italy Buoni Poliennali del Tesoro (EUR)	0.65	11-1-2020	1,250,000	1,327,388
Italy Buoni Poliennali del Tesoro (EUR)	0.65	10-15-2023	1,000,000	1,006,565
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	1,500,000	1,599,466
Italy Buoni Poliennali del Tesoro (EUR)	0.75	1-15-2018	1,500,000	1,603,780
Italy Buoni Poliennali del Tesoro (EUR)	0.95	3-15-2023	1,100,000	1,142,716
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,079,200
Italy Buoni Poliennali del Tesoro (EUR)	1.25	12-1-2026	2,000,000	1,979,513
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	1,600,000	1,720,175
Italy Buoni Poliennali del Tesoro (EUR)	1.45	9-15-2022	1,400,000	1,508,729
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	1,500,000	1,636,482
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	1,500,000	1,556,567
Italy Buoni Poliennali del Tesoro (EUR)	1.60	6-1-2026	1,500,000	1,548,046
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65	3-1-2032	2,000,000	1,943,374
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12-1-2025	1,500,000	1,607,040
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,685,818
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.25	9-1-2036	1,000,000	1,004,564
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	1,800,000	2,005,394
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	1,450,000	1,629,292
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.70	3-1-2047	1,000,000	992,286
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.80	3-1-2067	1,000,000	917,783
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	1,150,000	1,273,184
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,525,000	1,699,186
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	1,919,380
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,300,000	1,572,801
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	2,627,871
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	1,800,000	2,152,873
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,000,000	2,403,731
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	1,800,000	2,196,415
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,387,812
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,000,000	2,541,880
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	2,933,691
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	1,750,000	2,049,484
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,450,000	2,911,032
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,150,000	2,398,317
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	2,843,312
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,250,000	2,608,820
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,000,000	2,386,358
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,500,000	1,901,052
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	1,800,000	2,294,049
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	1,775,000	2,290,770
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,066,347
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,000,000	2,581,904
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	2,000,000	2,687,558
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,300,000	1,819,047
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	1,900,000	2,422,998
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,200,000	2,919,008
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,150,000	3,061,097
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,436,816
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,000,000	2,857,847
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,700,000	3,826,478
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	1,350,000	1,777,479
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,638,835
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,428,657
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,425,000	3,715,409
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,550,000	3,866,137
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,487,555
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	1,953,233
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	3-28-2018	500,000	529,814
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	650,000,000	5,708,387
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,639,622
Japan Government Five Year Bond Series 111 (JPY)	0.40	3-20-2018	350,000,000	3,083,537
Japan Government Five Year Bond Series 112 (JPY)	0.40	6-20-2018	400,000,000	3,527,678

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond Series 113 (JPY)	0.30%	6-20-2018	800,000,000	$7,044,517
Japan Government Five Year Bond Series 116 (JPY) ¤	0.00	12-20-2018	200,000,000	1,761,776
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	5,508,009
Japan Government Five Year Bond Series 125 (JPY)	0.10	9-20-2020	300,000,000	2,643,110
Japan Government Five Year Bond Series 126 (JPY)	0.10	12-20-2020	400,000,000	3,526,105
Japan Government Five Year Bond Series 127 (JPY)	0.10	3-20-2021	500,000,000	4,407,980
Japan Government Five Year Bond Series 129 (JPY)	0.10	9-20-2021	500,000,000	4,411,564
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	261,500,000	3,473,889
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	3,105,520
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	448,000,000	5,812,311
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	225,000,000	2,832,811
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	2,164,750
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	450,000,000	5,329,514
Japan Government Forty Year Bond Series 8 (JPY)	1.40	3-20-2055	300,000,000	3,298,859
Japan Government Forty Year Bond Series 9 (JPY)	0.40	3-20-2056	250,000,000	1,999,017
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	1,000,000,000	8,900,485
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,238,193
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	925,000,000	8,242,813
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,582,641
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	4,954,880
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,698,597
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,672,120
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	4,735,119
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	4,950,697
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,515,537
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,401,763
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	5,646,956
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	600,000,000	5,451,370
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	8,844,504
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,547,004
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,000,000,000	9,123,377
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,223,211
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	5,471,404
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	702,000,000	6,347,729
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	5,982,182
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	4,792,028
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	8,007,781
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,848,398
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	725,000,000	6,669,835
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	6,686,882
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,546,086
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,678,825
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,585,814
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	450,000,000	4,135,925
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,493,693
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	750,000,000	6,906,975
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	10,482,134
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	900,000,000	8,316,140
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	500,000,000	4,572,833
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	500,000,000	4,576,286
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	4,551,025
Japan Government Ten Year Bond Series 336 (JPY)	0.50	12-20-2024	500,000,000	4,554,215
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	550,000,000	4,932,140
Japan Government Ten Year Bond Series 338 (JPY)	0.40	3-20-2025	525,000,000	4,747,738
Japan Government Ten Year Bond Series 339 (JPY)	0.40	6-20-2025	500,000,000	4,523,185
Japan Government Ten Year Bond Series 340 (JPY)	0.40	9-20-2025	450,000,000	4,072,755
Japan Government Ten Year Bond Series 341 (JPY)	0.30	12-20-2025	500,000,000	4,488,484
Japan Government Ten Year Bond Series 342 (JPY)	0.10	3-20-2026	700,000,000	6,169,704
Japan Government Ten Year Bond Series 343 (JPY)	0.10	6-20-2026	500,000,000	4,406,232
Japan Government Ten Year Bond Series 344 (JPY)	0.10	9-20-2026	800,000,000	7,045,986
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,125,327
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	481,643
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,653,126
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,473,209
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,930,684

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 16 (JPY)	2.50%	9-20-2034	150,000,000	$1,794,821
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	715,500,000	8,379,490
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	4,538,744
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	240,000,000	2,834,310
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	300,000,000	3,599,816
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,712,159
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	225,000,000	2,764,567
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,580,192
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,527,636
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	3,037,220
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	300,000,000	3,648,800
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	400,000,000	4,829,754
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	5,768,084
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	5,802,762
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	3,716,088
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	725,000,000	8,182,700
Japan Government Thirty Year Bond Series 49 (JPY)	1.40	12-20-2045	200,000,000	2,142,214
Japan Government Thirty Year Bond Series 51 (JPY)	0.30	6-20-2046	200,000,000	1,621,730
Japan Government Thirty Year Bond Series 52 (JPY)	0.50	9-20-2046	150,000,000	1,286,967
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	295,000,000	2,677,034
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,071,215
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	966,444
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	429,000,000	4,072,959
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	3,942,663
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	2,912,207
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	5,461,377
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	969,223
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	953,271
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,374,720
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,246,834
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	6,765,362
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	293,000,000	3,032,930
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	898,500,000	9,133,906
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	3,039,255
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	4,716,442
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	555,000,000	5,887,594
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	3,992,461
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,650,999
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,427,942
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,783,754
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,151,549
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	100,000,000	1,069,743
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,707,596
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,323,758
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,161,322
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,423,605
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	530,000,000	5,761,182
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,886,359
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,826,489
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,771,923
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,110,546
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,198,243
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	763,254
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,407,809
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	235,000,000	2,540,395
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,658,513
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,122,696
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,756,986
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,683,167
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	515,000,000	5,604,072
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,347,220
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,210,180
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,081,037

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 139 (JPY)	1.60%	6-20-2032	250,000,000	$2,640,204
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	600,000,000	6,426,904
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,213,478
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,253,992
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	3,177,108
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	5,909,597
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	5,297,758
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	12,023,006
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	7,108,780
Japan Government Twenty Year Bond Series 152 (JPY)	1.20	3-20-2035	300,000,000	3,000,734
Japan Government Twenty Year Bond Series 153 (JPY)	1.30	6-20-2035	150,000,000	1,524,282
Japan Government Twenty Year Bond Series 154 (JPY)	1.20	9-20-2035	450,000,000	4,499,095
Japan Government Twenty Year Bond Series 155 (JPY)	1.00	12-20-2035	150,000,000	1,451,331
Japan Government Twenty Year Bond Series 156 (JPY)	0.40	3-20-2036	325,000,000	2,825,445
Japan Government Twenty Year Bond Series 157 (JPY)	0.20	6-20-2036	200,000,000	1,668,966
Japan Government Twenty Year Bond Series 158 (JPY)	0.50	9-20-2036	250,000,000	2,205,367
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	1,826,249
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,784,050
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	825,000,000	8,450,977
Japan Government Two Year Bond Series 360 (JPY)	0.10	1-15-2018	500,000,000	4,386,915
Japan Government Two Year Bond Series 362 (JPY)	0.10	3-15-2018	250,000,000	2,193,851
Japan Government Two Year Bond Series 364 (JPY)	0.10	5-15-2018	500,000,000	4,389,013
Japan Government Two Year Bond Series 367 (JPY)	0.10	8-15-2018	450,000,000	3,951,527
Japan Government Two Year Bond Series 368 (JPY)	0.10	9-15-2018	500,000,000	4,391,679
Japan Government Two Year Bond Series 369 (JPY)	0.10	10-15-2018	500,000,000	4,393,252
Japan Government Two Year Bond Series 370 (JPY)	0.10	11-15-2018	500,000,000	4,392,902
Netherlands Government Bond (EUR) 144A¤	0.00	4-15-2018	1,100,000	1,177,128
Netherlands Government Bond (EUR) 144A¤	0.00	1-15-2022	1,000,000	1,075,778
Netherlands Government Bond (EUR)	0.25	1-15-2020	1,450,000	1,579,342
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	1,350,000	1,427,864
Netherlands Government Bond (EUR) 144A	0.50	7-15-2026	1,500,000	1,600,351
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,083,824
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,000,000	1,104,165
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,450,000	1,724,752
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	1,425,000	1,726,290
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,200,000	1,452,900
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,050,000	1,409,825
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	1,000,000	1,535,468
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,200,000	1,490,080
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,450,000	1,766,302
Netherlands Government Bond (EUR)	3.75	1-15-2023	970,000	1,279,738
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,350,000	2,341,414
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,450,000	1,655,022
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,726,598
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,228,000	2,070,419
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,050,000	1,718,097
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	523,793
Spain Government Bond (EUR) 144A	4.00	4-30-2020	2,025,000	2,417,153
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,800,000	2,469,911
Spain Government Bond (EUR) 144A	4.30	10-31-2019	1,750,000	2,074,579
Spain Government Bond (EUR) 144A	4.60	7-30-2019	2,000,000	2,367,255
Spain Government Bond (EUR) 144A	4.65	7-30-2025	1,600,000	2,143,867
Spain Government Bond (EUR) 144A	4.70	7-30-2041	1,200,000	1,765,265
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,193,998
Spain Government Bond (EUR) 144A	4.85	10-31-2020	1,600,000	1,992,077
Spain Government Bond (EUR) 144A	4.90	7-30-2040	1,150,000	1,731,139
Spain Government Bond (EUR) 144A	5.50	4-30-2021	2,150,000	2,781,415
Spain Government Bond (EUR)	5.75	7-30-2032	1,850,000	2,933,560
Spain Government Bond (EUR) 144A	5.85	1-31-2022	2,000,000	2,681,282
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,500,000	2,209,621
Spain Government Bond (EUR)	6.00	1-31-2029	1,100,000	1,699,701
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	7,590,000	1,003,337
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	8,650,000	1,045,000
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	3,750,000	566,168
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	8,650,000	1,127,531

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Sweden Government Bond Series 1056 (SEK)	2.25%	6-1-2032	1,000,000	$126,144
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	869,133
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	6,000,000	770,148
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	6,000,000	679,842
United Kingdom Gilt (GBP)	0.50	7-22-2022	1,000,000	1,227,432
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,100,000	3,950,440
United Kingdom Gilt (GBP)	1.50	1-22-2021	2,900,000	3,765,719
United Kingdom Gilt (GBP)	1.50	7-22-2026	2,250,000	2,838,993
United Kingdom Gilt (GBP)	1.50	7-22-2047	1,250,000	1,398,388
United Kingdom Gilt (GBP)	1.75	7-22-2019	2,500,000	3,254,082
United Kingdom Gilt (GBP)	1.75	9-7-2022	2,500,000	3,294,972
United Kingdom Gilt (GBP)	1.75	9-7-2037	750,000	897,410
United Kingdom Gilt (GBP)	2.00	7-22-2020	2,600,000	3,434,471
United Kingdom Gilt (GBP)	2.00	9-7-2025	2,000,000	2,653,096
United Kingdom Gilt (GBP)	2.25	9-7-2023	2,500,000	3,392,628
United Kingdom Gilt (GBP)	2.50	7-22-2065	1,000,000	1,526,936
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,450,000	3,434,968
United Kingdom Gilt (GBP)	3.25	1-22-2044	2,250,000	3,525,536
United Kingdom Gilt (GBP)	3.50	1-22-2045	2,600,000	4,271,862
United Kingdom Gilt (GBP)	3.50	7-22-2068	1,600,000	3,125,713
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,450,000	3,365,481
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,000,000	2,814,904
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,000,000	2,871,851
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,100,000	3,890,242
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	5,279,210
United Kingdom Gilt (GBP)	4.00	1-22-2060	1,900,000	3,932,124
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,600,000	4,147,401
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,000,000	5,000,751
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,450,000	4,204,575
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,850,000	3,260,305
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,104,125
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,000,000	3,768,863
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,950,000	3,813,922
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,000,000	4,178,609
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,650,000	5,017,954
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,500,000	4,362,924
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,200,000	4,141,070
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,100,000	4,439,291
United Kingdom Gilt (GBP)	4.75	12-7-2030	3,100,000	5,351,662
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,300,000	4,290,693
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,000,000	3,985,808
United Kingdom Gilt (GBP)	5.00	3-7-2025	2,500,000	4,063,202
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,825,000	3,394,031
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	3,834,873

Total Foreign Government Bonds (Cost $1,432,464,922)				1,348,829,177

U.S. Treasury Securities : 23.39%
U.S. Treasury Bond «	2.25	8-15-2046	$2,750,000	2,316,124
U.S. Treasury Bond	2.50	2-15-2045	17,750,000	15,866,139
U.S. Treasury Bond	2.50	2-15-2046	8,000,000	7,129,376
U.S. Treasury Bond	2.50	5-15-2046	10,000,000	8,907,810
U.S. Treasury Bond	2.75	8-15-2042	4,500,000	4,275,702
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	7,828,475
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,070,229
U.S. Treasury Bond	2.88	8-15-2045	3,000,000	2,896,407
U.S. Treasury Bond	2.88	11-15-2046	5,000,000	4,869,531
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	1,993,282
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	16,465,772
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,117,654
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,293,769
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,364,744
U.S. Treasury Bond	3.13	8-15-2044	8,000,000	8,132,816

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.38%	5-15-2044	$9,000,000	$9,586,053
U.S. Treasury Bond	3.50	2-15-2039	3,000,000	3,295,314
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,243,691
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	10,865,537
U.S. Treasury Bond	3.75	8-15-2041	2,350,000	2,659,448
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	11,393,360
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	5,485,253
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,184,219
U.S. Treasury Bond	4.38	11-15-2039	800,000	991,938
U.S. Treasury Bond	4.50	2-15-2036	5,000,000	6,349,415
U.S. Treasury Bond	4.50	5-15-2038	600,000	761,250
U.S. Treasury Bond	4.50	8-15-2039	2,100,000	2,648,379
U.S. Treasury Bond	4.75	2-15-2037	800,000	1,045,187
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,807,330
U.S. Treasury Bond	5.00	5-15-2037	800,000	1,078,656
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,301,836
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,495,853
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,241,126
U.S. Treasury Bond	6.25	5-15-2030	3,000,000	4,261,173
U.S. Treasury Bond	6.38	8-15-2027	5,400,000	7,394,625
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,311,928
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,977,656
U.S. Treasury Note	0.63	6-30-2018	4,000,000	3,974,064
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,992,656
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,986,135
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,488,790
U.S. Treasury Note	0.75	4-30-2018	5,000,000	4,982,030
U.S. Treasury Note	0.75	7-31-2018	2,000,000	1,989,296
U.S. Treasury Note	0.75	8-31-2018	5,000,000	4,970,900
U.S. Treasury Note	0.75	2-15-2019	2,500,000	2,477,148
U.S. Treasury Note	0.75	8-15-2019	5,000,000	4,922,070
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,995,510
U.S. Treasury Note	0.88	3-31-2018	10,000,000	9,985,550
U.S. Treasury Note	0.88	5-31-2018	6,500,000	6,485,271
U.S. Treasury Note	0.88	4-15-2019	5,000,000	4,958,010
U.S. Treasury Note	0.88	5-15-2019	5,000,000	4,953,320
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,470,703
U.S. Treasury Note	1.00	2-15-2018	3,000,000	3,001,056
U.S. Treasury Note	1.00	3-15-2018	10,000,000	10,002,340
U.S. Treasury Note	1.00	5-15-2018	2,500,000	2,499,023
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,996,990
U.S. Treasury Note	1.00	11-30-2018	5,000,000	4,989,258
U.S. Treasury Note	1.00	3-15-2019	10,000,000	9,955,470
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,809,575
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,260,418
U.S. Treasury Note	1.00	11-15-2019	5,000,000	4,944,727
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,882,030
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,952,345
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,788,470
U.S. Treasury Note	1.13	2-28-2021	12,500,000	12,168,463
U.S. Treasury Note	1.13	6-30-2021	10,000,000	9,687,890
U.S. Treasury Note	1.13	7-31-2021	10,000,000	9,676,560
U.S. Treasury Note	1.13	8-31-2021	6,500,000	6,286,722
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,025,000
U.S. Treasury Note	1.25	11-30-2018	10,000,000	10,023,830
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,504,103
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,000,000
U.S. Treasury Note	1.25	1-31-2020	7,000,000	6,952,148
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,924,610
U.S. Treasury Note	1.25	3-31-2021	6,750,000	6,597,862
U.S. Treasury Note	1.25	10-31-2021	3,000,000	2,912,109
U.S. Treasury Note	1.25	7-31-2023	4,500,000	4,241,952
U.S. Treasury Note	1.38	6-30-2018	5,000,000	5,025,585
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,025,000
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,050,699

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	12-31-2018	$10,000,000	$10,046,880
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,019,725
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,991,444
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,408,581
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,932,030
U.S. Treasury Note	1.38	1-31-2021	7,750,000	7,630,115
U.S. Treasury Note	1.38	4-30-2021	10,000,000	9,817,190
U.S. Treasury Note	1.38	5-31-2021	10,000,000	9,813,670
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,082,968
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,049,763
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,626,563
U.S. Treasury Note	1.50	2-28-2023	5,000,000	4,813,085
U.S. Treasury Note	1.50	3-31-2023	5,000,000	4,808,010
U.S. Treasury Note	1.50	8-15-2026	10,000,000	9,219,920
U.S. Treasury Note	1.63	3-31-2019	10,000,000	10,094,140
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,037,695
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,963,940
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,173,825
U.S. Treasury Note	1.63	4-30-2023	6,000,000	5,809,452
U.S. Treasury Note	1.63	2-15-2026	14,000,000	13,114,612
U.S. Treasury Note	1.63	5-15-2026	11,000,000	10,281,568
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,318,485
U.S. Treasury Note	1.75	11-30-2021	5,000,000	4,982,813
U.S. Treasury Note	1.75	2-28-2022	15,000,000	14,843,550
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,401,270
U.S. Treasury Note	1.75	1-31-2023	5,000,000	4,892,385
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,189,938
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,078,984
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,107,810
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,038,085
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,071,872
U.S. Treasury Note	2.00	11-30-2022	5,000,000	4,972,850
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,920,932
U.S. Treasury Note	2.00	2-15-2025	16,500,000	16,081,692
U.S. Treasury Note	2.00	8-15-2025	13,500,000	13,109,769
U.S. Treasury Note	2.00	11-15-2026	7,500,000	7,263,574
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,219,375
U.S. Treasury Note	2.13	1-31-2021	10,000,000	10,148,440
U.S. Treasury Note	2.13	6-30-2021	5,000,000	5,062,500
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,111,720
U.S. Treasury Note	2.13	9-30-2021	2,500,000	2,526,368
U.S. Treasury Note	2.13	12-31-2022	5,000,000	5,003,710
U.S. Treasury Note	2.13	5-15-2025	10,000,000	9,823,440
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,120,316
U.S. Treasury Note	2.25	11-15-2024	18,500,000	18,411,108
U.S. Treasury Note	2.25	11-15-2025	11,500,000	11,381,861
U.S. Treasury Note	2.38	6-30-2018	3,000,000	3,061,290
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,090,240
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,524,427
U.S. Treasury Note	2.50	5-15-2024	15,500,000	15,754,293
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,076,720
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,623,750
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,420,000
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,527,340
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,116,952
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,087,032
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,037,664
U.S. Treasury Note	2.75	2-15-2024	18,250,000	18,882,326
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,123,635
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,356,872
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,223,592
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,456,872
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,150,390

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	3.50%	5-15-2020	$25,000,000	$26,615,225
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,078,161
U.S. Treasury Note	3.63	2-15-2020	20,500,000	21,864,521
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,517,960
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,353,829
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,124,806
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,651,545
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,398,244
U.S. Treasury Note	6.50	11-15-2026	1,500,000	2,045,216
U.S. Treasury Note	6.75	8-15-2026	1,500,000	2,067,833
U.S. Treasury Note	6.88	8-15-2025	1,500,000	2,041,172
U.S. Treasury Note	7.13	2-15-2023	3,000,000	3,883,242
U.S. Treasury Note	7.25	8-15-2022	13,000,000	16,678,090
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,767,110
U.S. Treasury Note	7.88	2-15-2021	500,000	624,043
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,282,432
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,593,000
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,073,735
U.S. Treasury Note	8.75	8-15-2020	400,000	502,594
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,403,484
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,238,259

Total U.S. Treasury Securities (Cost $1,259,985,277)				1,268,858,664

Yankee Corporate Bonds and Notes : 4.06%

Consumer Discretionary : 0.06%

Auto Components : 0.01%
Magna International Incorporated	4.15	10-1-2025	250,000	259,348

Media : 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	419,830
Grupo Televisa SAB	6.00	5-15-2018	250,000	263,711
Grupo Televisa SAB	6.63	1-15-2040	500,000	513,616
WPP Finance 2010	3.63	9-7-2022	350,000	359,380
WPP Finance 2010	3.75	9-19-2024	1,000,000	1,004,643
WPP Finance 2010	5.63	11-15-2043	200,000	214,325

				2,775,505

Consumer Staples : 0.05%

Beverages : 0.05%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	504,376
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	304,337
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	212,409
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	321,125
Diageo Capital plc	1.13	4-29-2018	500,000	496,813
Diageo Capital plc	2.63	4-29-2023	300,000	296,969
Diageo Capital plc	3.88	4-29-2043	230,000	218,565
Diageo Capital plc	5.88	9-30-2036	175,000	213,562
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	191,452
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	141,185

				2,900,793

Energy : 0.39%

Oil, Gas & Consumable Fuels : 0.39%
BP Capital Markets plc	1.38	5-10-2018	350,000	348,749
BP Capital Markets plc	2.24	5-10-2019	400,000	402,016
BP Capital Markets plc	2.50	11-6-2022	500,000	484,465
BP Capital Markets plc	2.52	1-15-2020	1,000,000	1,004,701

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc	2.75%	5-10-2023	$600,000	$585,507
BP Capital Markets plc	3.25	5-6-2022	750,000	764,120
BP Capital Markets plc	3.51	3-17-2025	1,000,000	1,007,005
BP Capital Markets plc	3.81	2-10-2024	500,000	516,481
BP Capital Markets plc	4.50	10-1-2020	500,000	536,540
BP Capital Markets plc	4.75	3-10-2019	450,000	477,118
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	294,288
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	576,756
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	544,291
Enbridge Incorporated	3.50	6-10-2024	1,000,000	964,201
Husky Energy Incorporated	4.00	4-15-2024	500,000	507,325
Husky Energy Incorporated	6.80	9-15-2037	100,000	115,527
Husky Energy Incorporated	7.25	12-15-2019	565,000	642,870
Petro-Canada	5.95	5-15-2035	200,000	227,601
Petro-Canada	6.80	5-15-2038	400,000	496,466
Suncor Energy Incorporated	3.60	12-1-2024	600,000	600,350
Suncor Energy Incorporated	5.95	12-1-2034	75,000	85,191
Suncor Energy Incorporated	6.10	6-1-2018	900,000	953,068
Suncor Energy Incorporated	6.50	6-15-2038	400,000	490,336
Suncor Energy Incorporated	6.85	6-1-2039	250,000	317,496
Total Capital Canada Limited	2.75	7-15-2023	350,000	344,889
Total Capital International SA	2.13	1-10-2019	500,000	502,784
Total Capital International SA	2.70	1-25-2023	350,000	346,127
Total Capital International SA	2.88	2-17-2022	250,000	252,411
Total Capital International SA	3.70	1-15-2024	500,000	518,479
Total Capital International SA	3.75	4-10-2024	500,000	522,887
Total Capital SA	4.13	1-28-2021	100,000	106,265
Total Capital SA	4.25	12-15-2021	250,000	270,209
Total Capital SA	4.45	6-24-2020	500,000	537,172
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	487,640
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	257,995
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	313,205
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	541,211
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	113,481
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	358,749
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	702,354
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,643,069
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	701,862

				21,463,257

Financials : 2.32%

Banks : 1.54%
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	248,882
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,004,829
Australia & New Zealand Banking Group Limited	2.30	6-1-2021	750,000	739,781
Bancolombia SA	5.95	6-3-2021	1,000,000	1,075,500
Bank of Montreal	1.35	8-28-2018	1,000,000	993,531
Bank of Montreal	2.55	11-6-2022	1,000,000	986,924
Bank of Nova Scotia	1.38	12-18-2017	500,000	499,390
Bank of Nova Scotia	1.45	4-25-2018	500,000	498,303
Bank of Nova Scotia	1.70	6-11-2018	300,000	300,012
Bank of Nova Scotia	1.95	1-15-2019	750,000	750,567
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,519
Bank of Nova Scotia	2.80	7-21-2021	750,000	758,678
Bank of Nova Scotia	4.38	1-13-2021	500,000	536,020
Barclays Bank plc	5.14	10-14-2020	800,000	842,694
Barclays plc	2.75	11-8-2019	675,000	672,500
Barclays plc	2.88	6-8-2020	300,000	296,379
Barclays plc	3.25	1-12-2021	500,000	496,608
Barclays plc	3.65	3-16-2025	1,500,000	1,430,001
Barclays plc	4.38	1-12-2026	500,000	499,100

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Barclays plc	5.20%	5-12-2026	$500,000	$499,496
Barclays plc	5.25	8-17-2045	500,000	520,262
BNP Paribas	2.40	12-12-2018	600,000	605,567
BNP Paribas	2.45	3-17-2019	500,000	503,088
BNP Paribas	2.70	8-20-2018	1,000,000	1,013,960
BNP Paribas	3.25	3-3-2023	500,000	506,393
BNP Paribas	4.25	10-15-2024	400,000	398,414
BNP Paribas	5.00	1-15-2021	1,150,000	1,254,239
BPCE SA	2.50	7-15-2019	1,000,000	1,006,553
BPCE SA	4.00	4-15-2024	500,000	521,624
Canadian Imperial Bank	1.55	1-23-2018	300,000	300,090
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	538,432
Cooperatieve Rabobank U.A. of Netherlands	3.75	7-21-2026	500,000	484,241
CorpBanca SA 144A	3.88	9-22-2019	600,000	616,135
Credit Suisse (New York)	1.75	1-29-2018	1,000,000	998,586
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,002,629
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,506,299
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,057,258
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,617,137
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,599,083
Credit Suisse Group Funding Limited	3.75	3-26-2025	1,000,000	958,131
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	760,383
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	498,676
HSBC Holdings plc	2.95	5-25-2021	1,000,000	993,573
HSBC Holdings plc	3.60	5-25-2023	1,000,000	1,003,523
HSBC Holdings plc	3.90	5-25-2026	1,000,000	994,115
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,034,182
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,001,968
HSBC Holdings plc	4.30	3-8-2026	1,000,000	1,025,782
HSBC Holdings plc	4.88	1-14-2022	250,000	268,818
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,079,134
HSBC Holdings plc	5.25	3-14-2044	500,000	526,513
HSBC Holdings plc	6.10	1-14-2042	500,000	620,083
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,197,859
HSBC Holdings plc	6.50	9-15-2037	850,000	1,025,378
HSBC Holdings plc	6.80	6-1-2038	350,000	436,003
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	710,703
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	509,562
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	513,911
Lloyds Banking Group plc Subordinated	4.65	3-24-2026	2,000,000	1,992,216
Lloyds Banking Group plc Subordinated	5.30	12-1-2045	550,000	554,395
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	800,000	754,084
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	875,000	879,292
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	750,000	773,843
National Australia Bank Limited	1.88	7-12-2021	500,000	484,578
National Australia Bank Limited	2.30	7-25-2018	500,000	504,865
National Australia Bank Limited	2.50	7-12-2026	750,000	700,019
National Australia Bank Limited	3.00	1-20-2023	350,000	350,097
NIBC Bank NV	4.88	11-19-2019	800,000	859,779
Perrigo Finance Unlimited Company	4.38	3-15-2026	500,000	498,691
Rabobank Nederland NV	1.70	3-19-2018	500,000	500,165
Rabobank Nederland NV	2.25	1-14-2019	500,000	502,874
Rabobank Nederland NV	3.38	5-21-2025	500,000	507,773
Rabobank Nederland NV	3.88	2-8-2022	500,000	528,206
Rabobank Nederland NV	3.95	11-9-2022	750,000	767,000
Rabobank Nederland NV	4.63	12-1-2023	750,000	784,465
Rabobank Nederland NV	5.25	5-24-2041	725,000	834,829
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,158,758
Royal Bank of Canada	1.50	1-16-2018	450,000	449,655
Royal Bank of Canada	2.00	12-10-2018	1,500,000	1,505,397
Royal Bank of Canada	2.15	3-15-2019	500,000	501,968
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,007,891
Royal Bank of Canada	2.50	1-19-2021	500,000	502,479
Royal Bank of Canada	4.65	1-27-2026	500,000	523,090
Royal Bank of Scotland Group plc	3.88	9-12-2023	750,000	708,449

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Royal Bank of Scotland Group plc	4.80%	4-5-2026	$500,000	$490,291
Santander UK plc	2.50	3-14-2019	1,500,000	1,507,596
Santander UK plc	3.05	8-23-2018	500,000	508,307
Santander UK plc	4.00	3-13-2024	750,000	780,500
Skandinaviska Enskilda	2.63	3-15-2021	500,000	500,184
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	498,132
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	499,352
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	502,628
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,010,844
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	251,869
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	261,289
Sumitomo Mitsui Financial Group	2.93	3-9-2021	1,500,000	1,505,247
Sumitomo Mitsui Financial Group	3.01	10-19-2026	750,000	715,709
Sumitomo Mitsui Financial Group	3.78	3-9-2026	1,000,000	1,022,193
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	399,644
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	502,112
Svenska Handelsbanken AB	2.45	3-30-2021	750,000	746,165
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,247,048
Toronto Dominion Bank	2.13	7-2-2019	500,000	502,266
Toronto Dominion Bank	2.50	12-14-2020	1,500,000	1,509,714
Toronto Dominion Bank	2.63	9-10-2018	600,000	609,692
Toronto Dominion Bank Subordinated ±	3.63	9-15-2031	750,000	721,089
Westpac Banking Corporation	1.55	5-25-2018	1,000,000	997,803
Westpac Banking Corporation	2.10	5-13-2021	500,000	489,698
Westpac Banking Corporation	2.25	1-17-2019	250,000	251,201
Westpac Banking Corporation	2.30	5-26-2020	1,000,000	994,643
Westpac Banking Corporation	2.85	5-13-2026	1,000,000	956,345

				83,554,420

Capital Markets : 0.11%
Deutsche Bank AG (London)	1.88	2-13-2018	1,500,000	1,480,739
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	490,279
Deutsche Bank AG (London)	2.85	5-10-2019	600,000	592,746
Deutsche Bank AG (London)	3.38	5-12-2021	600,000	580,226
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	933,156
Invesco Finance plc	4.00	1-30-2024	250,000	261,704
Invesco Finance plc	5.38	11-30-2043	250,000	271,734
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	505,219
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	398,928
Sasol Financing International Company	4.50	11-14-2022	500,000	485,600

				6,000,331

Diversified Financial Services : 0.61%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	586,214
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	353,643
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	516,221
BHP Billiton Finance USA Limited «	3.85	9-30-2023	1,500,000	1,584,300
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	629,216
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	554,574
Burlington Resources Finance Company	7.20	8-15-2031	500,000	623,151
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	336,829
GE Capital International Funding Company	2.34	11-15-2020	6,500,000	6,494,774
GE Capital International Funding Company	3.37	11-15-2025	1,500,000	1,517,213
GE Capital International Funding Company	4.42	11-15-2035	4,013,000	4,169,346
Schlumberger Investment SA	3.65	12-1-2023	604,000	626,375
Shell International Finance BV	1.38	5-10-2019	750,000	740,858
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,006,008
Shell International Finance BV	2.00	11-15-2018	500,000	503,706
Shell International Finance BV	2.13	5-11-2020	750,000	747,217
Shell International Finance BV	2.25	1-6-2023	250,000	240,209
Shell International Finance BV	2.38	8-21-2022	250,000	244,582

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Shell International Finance BV	2.88%	5-10-2026	$1,000,000	$961,329
Shell International Finance BV	3.25	5-11-2025	1,000,000	995,923
Shell International Finance BV	3.40	8-12-2023	250,000	254,567
Shell International Finance BV	3.63	8-21-2042	250,000	219,896
Shell International Finance BV	4.00	5-10-2046	650,000	601,487
Shell International Finance BV	4.13	5-11-2035	500,000	497,834
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,061,037
Shell International Finance BV	4.38	3-25-2020	500,000	537,889
Shell International Finance BV	4.38	5-11-2045	500,000	490,818
Shell International Finance BV	4.55	8-12-2043	500,000	501,316
Shell International Finance BV	5.50	3-25-2040	300,000	340,719
Shell International Finance BV	6.38	12-15-2038	850,000	1,067,061
Syngenta Finance NV	3.13	3-28-2022	500,000	500,300
Tyco International Finance SV	3.90	2-14-2026	500,000	516,236
UBS AG (Stamford)	1.80	3-26-2018	500,000	500,103
UBS AG (Stamford)	2.35	3-26-2020	500,000	498,130
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,759,350

				32,778,431

Insurance : 0.06%
AON plc	4.00	11-27-2023	150,000	156,406
AON plc	4.45	5-24-2043	100,000	95,577
AON plc	4.60	6-14-2044	600,000	589,900
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	204,934
AXA SA	8.60	12-15-2030	650,000	903,630
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	99,609
Trinity Acquisition plc	4.63	8-15-2023	350,000	363,117
Trinity Acquisition plc	6.13	8-15-2043	350,000	370,748
XLIT Limited	2.30	12-15-2018	350,000	352,419
XLIT Limited	5.25	12-15-2043	200,000	202,531

				3,338,871

Health Care : 0.32%

Health Care Equipment & Supplies : 0.02%
Covidien International Finance SA	3.20	6-15-2022	500,000	511,265
Covidien International Finance SA	6.55	10-15-2037	400,000	509,383

				1,020,648

Pharmaceuticals : 0.30%
Actavis Funding SCS	3.00	3-12-2020	2,150,000	2,181,571
Actavis Funding SCS	3.80	3-15-2025	2,500,000	2,510,998
Actavis Funding SCS	3.85	6-15-2024	500,000	505,078
Actavis Funding SCS	4.75	3-15-2045	1,000,000	989,330
Actavis Funding SCS	4.85	6-15-2044	500,000	495,674
Astrazeneca plc	2.38	11-16-2020	500,000	497,926
AstraZeneca plc	4.00	9-18-2042	550,000	519,641
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,476,154
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,071,439
Perrigo Company plc	2.30	11-8-2018	295,000	295,298
Perrigo Company plc	4.00	11-15-2023	250,000	248,972
Sanofi Aventis	1.25	4-10-2018	591,000	589,888
Sanofi Aventis	4.00	3-29-2021	700,000	746,620
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	900,000	869,713
Shire plc ADR	1.90	9-23-2019	900,000	887,968
Shire plc ADR	3.20	9-23-2026	800,000	749,573
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	483,918
Teva Pharmaceutical Finance BV	3.15	10-1-2026	1,250,000	1,156,093

				16,275,854

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials : 0.20%

Industrial Conglomerates : 0.06%
Koninklijke Philips Electronics NV	3.75%	3-15-2022	$500,000	$525,147
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	511,372
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	681,595
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	304,713
Tyco Electronics Group SA	3.45	8-1-2024	200,000	201,288
Tyco Electronics Group SA	4.88	1-15-2021	500,000	539,639
Tyco Electronics Group SA	7.13	10-1-2037	350,000	451,017

				3,214,771

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	244,837
Pentair Finance SA	5.00	5-15-2021	300,000	320,465

				565,302

Road & Rail : 0.06%
Canadian National Railway Company	2.25	11-15-2022	350,000	340,635
Canadian National Railway Company	5.55	3-1-2019	435,000	469,621
Canadian National Railway Company	6.20	6-1-2036	200,000	258,762
Canadian National Railway Company	6.38	11-15-2037	550,000	720,805
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	215,450
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	411,396
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	77,098
Canadian Pacific Railway Company	6.13	9-15-2115	500,000	575,041
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	72,908

				3,141,716

Trading Companies & Distributors : 0.07%
AerCap Ireland Capital Limited	3.75	5-15-2019	825,000	839,438
AerCap Ireland Capital Limited	3.95	2-1-2022	1,100,000	1,113,750
AerCap Ireland Capital Limited	4.50	5-15-2021	850,000	876,563
AerCap Ireland Capital Limited	4.63	10-30-2020	950,000	992,750

				3,822,501

Information Technology : 0.11%

Communications Equipment : 0.01%
Ericsson LM	4.13	5-15-2022	400,000	403,108

Internet Software & Services : 0.07%
Alibaba Group Holding Limited	2.50	11-28-2019	1,000,000	1,006,641
Alibaba Group Holding Limited	3.60	11-28-2024	1,000,000	988,630
Alibaba Group Holding Limited	4.50	11-28-2034	300,000	300,732
Baidu Incorporated	2.75	6-9-2019	750,000	757,568
Baidu Incorporated	3.25	8-6-2018	576,000	587,092

				3,640,663

Technology Hardware, Storage & Peripherals : 0.03%
Seagate HDD Cayman	4.75	6-1-2023	1,000,000	971,250
Seagate HDD Cayman	4.75	1-1-2025	1,000,000	932,500

				1,903,750

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Materials : 0.23%

Chemicals : 0.09%
Agrium Incorporated	3.50%	6-1-2023	$300,000	$301,558
Agrium Incorporated	4.90	6-1-2043	200,000	193,868
Agrium Incorporated	5.25	1-15-2045	400,000	407,663
Agrium Incorporated	6.13	1-15-2041	165,000	184,099
Agrium Incorporated	6.75	1-15-2019	300,000	326,045
LYB International Finance BV	4.88	3-15-2044	500,000	509,416
LyondellBasell Industries NV	4.63	2-26-2055	500,000	452,628
LyondellBasell Industries NV	5.00	4-15-2019	400,000	423,342
LyondellBasell Industries NV	5.75	4-15-2024	500,000	569,801
LyondellBasell Industries NV	6.00	11-15-2021	500,000	567,734
Methanex Corporation	3.25	12-15-2019	100,000	97,739
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	270,995
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	214,074
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	245,431
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	71,223

				4,835,616

Metals & Mining : 0.13%
Barrick Gold Corporation	4.10	5-1-2023	220,000	227,914
Barrick Gold Corporation	5.25	4-1-2042	500,000	500,795
Goldcorp Incorporated	2.13	3-15-2018	100,000	100,015
Goldcorp Incorporated	3.70	3-15-2023	300,000	297,388
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	661,289
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	64,000	64,437
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	199,000	208,833
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	243,504
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	266,856
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	335,767
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	641,395
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	556,696
Vale Overseas Limited	4.38	1-11-2022	200,000	197,500
Vale Overseas Limited	4.63	9-15-2020	300,000	302,667
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,213,279
Vale Overseas Limited	6.88	11-10-2039	130,000	122,850
Vale Overseas Limited	8.25	1-17-2034	300,000	325,125
Vale SA	5.63	9-11-2042	750,000	645,473

				6,911,783

Paper & Forest Products : 0.01%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	513,541
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	387,872

				901,413

Telecommunication Services : 0.37%
Diversified Telecommunication Services : 0.22%
British Telecommunications plc	5.95	1-15-2018	250,000	261,394
British Telecommunications plc	9.38	12-15-2030	650,000	988,140
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	548,704
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,209,292
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	765,537
France Telecom SA	5.38	7-8-2019	600,000	648,551
France Telecom SA	5.38	1-13-2042	500,000	560,325
France Telecom SA	9.00	3-1-2031	925,000	1,388,392
Orange SA	2.75	2-6-2019	1,000,000	1,014,292
Royal KPN NV	8.38	10-1-2030	375,000	497,385
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	507,605
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	313,184
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	475,706

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU	7.05%	6-20-2036	$1,050,000	$1,221,372
Telefonica Europe BV	8.25	9-15-2030	420,000	555,311
Telefonica SA	5.88	7-15-2019	645,000	700,773

				11,655,963

Wireless Telecommunication Services : 0.15%
America Movil SAB de CV	3.13	7-16-2022	500,000	491,317
America Movil SAB de CV	4.38	7-16-2042	500,000	452,272
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,072,408
America Movil SAB de CV	6.13	11-15-2037	100,000	110,593
America Movil SAB de CV	6.38	3-1-2035	565,000	645,265
Rogers Communications Incorporated	3.00	3-15-2023	200,000	199,206
Rogers Communications Incorporated	4.50	3-15-2043	200,000	194,942
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,050,544
Rogers Communications Incorporated	6.80	8-15-2018	750,000	811,213
Vodafone Group plc	1.50	2-19-2018	500,000	498,137
Vodafone Group plc	2.50	9-26-2022	500,000	481,172
Vodafone Group plc	2.95	2-19-2023	600,000	583,787
Vodafone Group plc	4.38	2-19-2043	500,000	445,025
Vodafone Group plc	4.63	7-15-2018	180,000	187,452
Vodafone Group plc	5.45	6-10-2019	400,000	432,376
Vodafone Group plc	6.25	11-30-2032	300,000	347,175
Vodafone Group plc	7.88	2-15-2030	250,000	326,345

				8,329,229

Utilities : 0.01%

Electric Utilities : 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	166,358

Independent Power & Renewable Electricity Producers : 0.01%
TransAlta Corporation	6.50	3-15-2040	90,000	82,288
TransAlta Corporation	6.90	5-15-2018	200,000	208,919

				291,207

Water Utilities : 0.00%
United Utilities Group plc	5.38	2-1-2019	250,000	262,688

Total Yankee Corporate Bonds and Notes (Cost $216,758,741)				220,413,526

Yankee Government Bonds : 0.04%
Ukraine Government Aid	1.84	5-16-2019	2,000,000	1,996,994

Total Yankee Government Bonds (Cost $2,000,662)				1,996,994

	Yield		Shares

Short-Term Investments : 2.54%

Investment Companies : 2.54%
Securities Lending Cash Investment LLC (l)(r)(u)	0.65		7,511,837	7,512,588
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.31		130,210,006	130,210,006

Total Short-Term Investments (Cost $137,722,071)				137,722,594

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

		Value

Total investments in securities (Cost $5,570,496,225)*	102.21%	$5,544,388,778
Other assets and liabilities, net	(2.21)	(119,898,097)

Total net assets	100.00%	$5,424,490,681

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
@	Foreign bond principal is denominated in the local currency of the issuer.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $5,570,549,816 and unrealized gains (losses) consists of:

Gross unrealized gains	$128,213,712
Gross unrealized losses	(154,374,750)

Net unrealized losses	$(26,161,038)

Abbreviations:
ADR	American depositary receipt
AUD	Australian dollar
CAD	Canadian dollar
DKK	Danish krone
EUR	Euro
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FICO	The Financing Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
JPY	Japanese yen
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SEK	Swedish krona
TVA	Tennessee Valley Authority

Wells Fargo Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$1,436,722,423	$0	$1,436,722,423
Corporate bonds and notes	0	1,129,845,400	0	1,129,845,400
Foreign government bonds	0	1,348,829,177	0	1,348,829,177
U.S. Treasury securities	1,268,858,664	0	0	1,268,858,664
Yankee corporate bonds and notes	0	220,413,526	0	220,413,526
Yankee government bonds	0	1,996,994	0	1,996,994
Short-term investments
Investment companies	130,210,006	0	0	130,210,006
Investments measured at net asset value*				7,512,588

Total assets	$1,399,068,670	$4,137,807,520	$0	$5,544,388,778

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $7,512,588 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 95.65%

Consumer Discretionary : 13.35%

Auto Components : 0.83%
Adient plc †	45,245	$2,423,322
Aisin Seiki Company Limited	27,200	1,162,607
Akebono Brake Industry Company Limited †	22,700	60,914
Autoliv Incorporated «	42,522	4,399,326
Bharat Forge Limited	28,151	371,582
BorgWarner Incorporated	91,400	3,253,840
Bosch Limited	2,730	818,628
Bridgestone Corporation	94,200	3,595,747
Calsonic Kansei Corporation	21,000	321,961
Cheng Shin Rubber Industry Company Limited	588,369	1,107,588
Cie Generale des Establissements Michelin	18,498	1,980,115
Continental AG	10,150	1,800,801
Cooper Tire & Rubber Company	54,704	2,095,163
Daido Metal Company Limited	7,000	66,693
Dana Holding Corporation	146,441	2,473,388
Delphi Automotive plc	127,516	8,161,024
Denso Corporation	73,200	3,186,364
Exedy Corporation	4,500	123,705
Exide Industries Limited	78,617	208,060
Faurecia	2,059	73,803
FCC Company Limited	4,800	82,989
Futaba Industrial Company Limited	6,100	36,897
GKN plc	150,914	585,164
Halla Holdings Corporation	1,219	66,526
Hankook Tire Company Limited	12,415	575,590
Hanon Systems	25,350	211,639
Hi-Lex Corporation	4,000	99,576
Hota Industrial Manufacturing Company Limited	60,000	230,603
Hyundai Mobis	9,715	2,069,231
Hyundai Wia Corporation	3,195	188,030
Keihin Corporation	6,400	104,611
Kenda Rubber Industrial Company Limited	190,188	276,871
Koito Manufacturing Company Limited	17,600	916,883
Kumho Tire Company Incorporated †	22,990	164,404
KYB Corporation	38,000	172,720
Lear Corporation	34,400	4,455,144
Leoni AG	4,204	132,955
Linamar Corporation	2,422	93,288
Magna International Incorporated «	34,700	1,402,156
Mando Corporation	1,330	284,988
Martinrea International Incorporated	3,001	16,956
Mitsuba Corporation	8,000	113,841
Motherson Sumi Systems Limited	88,861	402,185
Musashi Seimitsu Industry Company Limited	4,100	101,635
Nan Kang Rubber Tire Company Limited	148,145	136,186
NGK Spark Plug Company Limited	25,700	527,007
NHK Spring Company Limited	35,900	336,391
Nifco Incorporated	6,200	340,335
Nippon Seiki Company Limited	7,000	141,891
Nissin Kogyo Company Limited	5,400	79,297
NOK Corporation	16,600	330,099
Nokian Renkaat Oyj	13,330	481,475
Pacific Industrial Company Limited	7,500	93,746
Plastic Omnium SA	6,187	188,424
Press Kogyo Company Limited	13,000	56,702
Riken Corporation	1,400	51,152
Sanden Corporation	27,000	86,141
Showa Corporation	7,000	41,851
Somboon Advance Technology PCL	70	26
Stanley Electric Company Limited	21,600	595,673
Sumitomo Riko Company Limited	6,500	57,725
Sumitomo Rubber Industries Limited	25,600	422,695
Tachi-S Company Limited	5,700	84,699
Takata Corporation †	7,500	38,023

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Auto Components (continued)
Tenneco Automotive Incorporated †	63,100	$3,719,745
The Goodyear Tire & Rubber Company	119,800	3,676,662
Tokai Rika Company Limited	8,200	160,767
Tong Yang Industry Company Limited	100,374	214,145
Topre Corporation	6,800	160,720
Toyo Tire & Rubber Company Limited	18,000	219,798
Toyoda Gosei Company Limited	10,900	235,331
Toyota Boshoku Corporation	12,100	275,094
Toyota Industries Corporation	28,800	1,349,312
TPR Company Limited	4,000	111,883
TS Tech Company Limited	7,600	200,288
Unipres Corporation	5,000	95,756
Valeo SA	23,457	1,307,932
Visteon Corporation	37,614	2,959,093
Xinyi Automobile Glass Hong Kong Enterprises Limited †	18	3
Xinyi Glass Holdings Limited	149	111
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	19,500	352,314
Yorozu Corporation	3,500	49,194

		69,647,199

Automobiles : 1.20%
Bajaj Auto	25,817	1,012,762
Bayerische Motoren Werke AG	30,555	2,603,974
Brilliance China Automotive Holdings Limited	880,000	1,232,102
BYD Company Limited H Shares «	218,000	1,312,525
China Motor Company Limited	198,150	166,612
Daimler AG	92,366	6,143,832
Dongfeng Motor Group Company Limited H Shares	748,000	760,874
Ferrari NV	8,301	454,847
Fiat Chrysler Automobiles NV	83,018	641,422
Ford Motor Company	376,401	4,501,756
Ford Otomotiv Sanayi AS	14,299	120,112
Fuji Heavy Industries Limited	90,700	3,682,544
Geely Automobile Holdings Limited	1,395,000	1,442,390
General Motors Company	137,293	4,740,727
Ghabbour Auto †	25,801	4,130
Harley-Davidson Incorporated	82,500	5,023,425
Hero Honda Motors Limited	29,463	1,362,787
Honda Motor Company Limited	248,200	7,228,726
Hyundai Motor Company	21,050	2,394,808
Isuzu Motors Limited	85,400	1,006,989
Kia Motors Corporation	43,683	1,397,497
Mahindra & Mahindra Limited	74,466	1,289,277
Mahindra & Mahindra Limited GDR	10,726	183,415
Maruti Suzuki India Limited	36,529	2,810,295
Mazda Motor Corporation	82,700	1,325,745
Mitsubishi Motors Corporation	104,100	481,350
Nissan Motor Company Limited	345,200	3,187,831
Nissan Shatai Company Limited	11,700	115,461
Oriental Holdings Bhd	46,320	71,046
Peugeot SA †	32,543	480,110
PT Astra International Tbk	5,259,940	2,930,275
Renault SA	19,824	1,561,918
Suzuki Motor Corporation	61,600	1,981,452
Tata Motors Limited	222,094	1,490,275
Tata Motors Limited ADR	10,643	351,964
Tata Motors Limited Class A (Differential Voting Rights)	132,940	578,575
Tesla Motors Incorporated †«	20,474	3,877,827
Thor Industries Incorporated	53,120	5,342,278
Tofas Turk Otomobil Fabrikasi AS	25,253	157,588
Toyota Motor Corporation	402,400	23,386,719
UMW Holdings Bhd	137,800	158,597
Volkswagen AG	3,151	431,475
Yamaha Motor Company Limited	42,200	970,484

2

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Automobiles (continued)
Yulon Motor Company Limited	230,929	$200,332

		100,599,130

Distributors : 0.22%
Canon Marketing Japan Incorporated	7,900	124,433
D’ieteren SA NV	1,530	60,249
DOSHISHA Company Limited	4,400	79,381
Genuine Parts Company	69,300	6,668,739
Imperial Holdings Limited	47,334	570,160
Inchcape plc	38,717	294,774
Jardine Cycle & Carriage Limited	21,598	604,988
LKQ Corporation †	173,800	5,705,854
Paltac Corporation	4,300	95,731
Pool Corporation	46,700	4,698,487
Uni-Select Incorporated	864	19,495

		18,922,291

Diversified Consumer Services : 0.20%
AA plc	52,430	174,300
Benesse Corporation	11,800	313,037
Bright Horizons Family Solutions Incorporated †	49,516	3,407,691
DeVry Incorporated «	64,000	1,910,400
Dignity plc	4,665	142,477
Educomp Solutions Limited †	5,295	866
Enercare Incorporated	9,800	132,340
Grand Canyon Education Incorporated †	52,620	3,004,602
H&R Block Incorporated	97,611	2,163,060
Houghton Mifflin Harcourt Company †	114,812	1,268,673
InvoCare Limited	18,207	173,574
Navitas Limited	46,793	178,300
New Oriental Education & Technology Group Incorporated †	38,053	1,909,119
Raffles Education Corporation Limited †	55,177	7,507
Sotheby’s «	53,500	2,089,710

		16,875,656

Hotels, Restaurants & Leisure : 2.10%
Accor SA	17,394	616,283
Accordia Golf Company Limited	9,600	100,611
Ajisen China Holdings Limited	200	84
Amax International Holdings Limited †	6,262	509
Amaya Incorporated †«	9,782	142,729
Aramark	111,579	3,839,433
Ardent Leisure Group	63,264	99,975
Aristocrat Leisure Limited	88,978	985,587
Autogrill SpA	9,260	76,256
Banyan Tree Holdings Limited †	13,000	3,310
Berjaya Sports Toto Bhd	168,499	118,093
Brinker International Incorporated	52,900	2,809,519
Buffalo Wild Wings Incorporated †	20,400	3,439,440
Cafe de Coral Holdings Limited	52,000	187,043
Carnival plc	20,101	1,017,081
Chipotle Mexican Grill Incorporated †«	15,894	6,299,269
Choice Hotels International Incorporated	39,940	2,054,913
Colowide Company Limited	7,700	127,610
Compass Group plc	155,707	2,670,990
Cracker Barrel Old Country Store Incorporated «	26,800	4,361,432
Crown Limited	59,986	520,043
Darden Restaurants Incorporated	59,900	4,390,670
Domino’s Pizza Enterprises Limited	9,110	455,975
Domino’s Pizza Group plc	44,042	192,869
Domino’s Pizza Incorporated	53,500	8,990,140
Doutor Nichires Holdings Company Limited	5,200	96,678
Egyptian Resorts Company †	16,982	960
Flight Centre Limited	11,645	287,215

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Formosa International Hotels Corporation	19,491	$104,264
Fresh Express Delivery Holding Group Company Limited †	1,669	104
Fuji Kyuko Company Limited	10,000	92,828
Fujita Kanko Incorporated	12,000	34,509
Galaxy Entertainment Group Limited	385,000	1,910,978
Genting Bhd	624,500	1,113,081
Genting Malaysia Bhd	1,046,115	1,093,900
Genting Singapore plc	1,113,320	753,424
Grand Korea Leisure Company Limited	4,800	90,330
Great Canadian Gaming Corporation †	676	12,012
Greene King plc	29,029	249,163
GVC Holdings plc †	13,541	110,465
H.I.S. Company Limited	6,500	178,969
Hana Tour Service Incorporated	1,564	91,107
Hilton Worldwide Holdings Incorporated	95,113	2,384,483
Hong Kong & Shanghai Hotels Limited	96,806	111,951
Hyatt Hotels Corporation Class A †	15,414	791,355
Imperial Hotel Limited	6,400	117,477
InterContinental Hotels Group plc	21,940	900,678
J D Wetherspoon plc	8,168	83,802
Jack in the Box Incorporated	36,300	3,775,926
Jollibee Foods Corporation	94,580	410,424
Kangwon Land Incorporated	17,620	537,319
Kisoji Company Limited	3,500	69,844
Kyoritsu Maintenance Company Limited	2,100	127,206
Ladbrokers plc	95,658	148,532
Las Vegas Sands Corporation	60,655	3,801,249
Macau Legend Development Limited †	840,000	185,187
Magnum Bhd	221,370	110,536
Marriott International Incorporated Class A	176,900	13,936,182
Marriott Vacations Worldwide Corporation	27,200	2,111,808
Marston’s plc	50,669	85,269
McDonald’s Corporation	85,514	10,199,255
McDonald’s Holdings Company Japan Limited	9,700	266,654
Melco Crown Entertainment Limited ADR «	32,470	638,360
Melco International Development Limited	180,000	289,615
Merlin Entertainment plc 144A	50,120	273,291
MGM China Holdings Limited	177,200	393,397
MGM Resorts International †	260,200	7,470,342
Millennium & Copthorne Hotels plc	18,690	100,087
Minor International PCL	486,956	511,802
Miramar Hotel & Investment Company Limited	48,000	108,420
Mitchells & Butlers plc	19,207	54,600
MOS Food Services Incorporated	4,700	139,885
Norwegian Cruise Line Holdings Limited †	87,062	3,465,938
Ohsho Food Service Corporation	1,600	58,039
OPAP SA	58,349	544,202
Oriental Land Company Limited	32,100	1,828,554
Paddy Power Betfair plc	3,017	315,957
Paddy Power plc	3,683	384,488
Panera Bread Company Class A †«	24,949	5,291,932
Paradise Company Limited	11,315	129,696
Plenus Company Limited	4,100	79,990
Resorttrust Incorporated	12,600	243,949
Restaurant Brands International Incorporated	19,733	939,716
Restaurant Group plc	15,681	63,687
Round One Corporation	8,500	59,215
Royal Caribbean Cruises Limited	91,970	7,446,811
Royal Holdings Company Limited	5,300	89,642
Saint Marc Holdings Company Limited	2,400	74,262
Saizeriya Company Limited	4,700	113,592
Sands China Limited	395,123	1,945,942
Shangri-La Asia Limited	274,166	298,679
Six Flags Entertainment Corporation	91,019	5,246,335
SJM Holdings Limited	390,000	315,761
SKYCITY Entertainment Group Limited	128,140	358,458
Skylark Company Limited	17,100	239,150
Sodexho Alliance SA	9,330	1,020,483
SSP Group plc	80,582	372,949

4

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Star Entertainment Group Limited	140,622	$548,287
Starbucks Corporation	250,700	14,533,079
Tabcorp Holdings Limited	160,020	554,202
Tatts Group Limited	233,609	722,811
Texas Roadhouse Incorporated	71,200	3,338,568
The Cheesecake Factory Incorporated	49,900	2,952,583
The Wendy’s Company	208,814	2,624,792
Thomas Cook Group plc †	117,612	124,641
Tokyo Dome Corporation	13,100	134,773
Tokyotokeiba Company Limited	32,000	78,039
TUI AG	12,319	161,898
TUI AG - BATS Exchange	24,427	322,135
Unibet Group plc	36,544	313,818
Vail Resorts Incorporated	40,420	6,402,528
Whitbread plc	16,280	705,600
William Hill plc	82,355	310,467
Wyndham Worldwide Corporation	59,300	4,269,007
Wynn Macau Limited	273,600	507,235
Wynn Resorts Limited «	43,937	4,481,135
Yoshinoya D&C Company Limited	8,900	121,125
Yum! Brands Incorporated	32,300	2,047,497
Zensho Company Limited	13,100	223,973

		176,260,407

Household Durables : 1.01%
Alpine Electronics Incorporated	5,500	70,910
Altek Corporation	436	294
Arcelik AS	78,008	455,011
Barratt Developments plc	86,863	509,940
Bellway plc	9,497	290,174
Berkeley Group Holdings plc	11,306	350,398
Bonava AB B Shares †	8,600	112,270
Bovis Homes Group plc	9,917	100,878
Casio Computer Company Limited	35,000	457,366
Chofu Seisakusho Company Limited	3,500	81,408
Coway Company Limited	8,430	609,328
Crest Nicholson Holdings plc	42,434	232,284
D.R. Horton Incorporated	163,376	4,528,783
Dorel Industries Incorporated Class B	2,467	67,584
Electrolux AB Class B	25,871	605,063
Forbo Holding AG	129	166,341
Foster Electric Company Limited	4,400	81,073
Fujitsu General Limited	9,000	177,160
Garmin Limited «	51,800	2,701,888
GUD Holdings Limited	7,917	60,159
Haier Electronics Group Company	470,000	784,091
Hanssem Company Limited	1,940	342,680
Harman International Industries Incorporated	38,970	4,262,149
Haseko Corporation	41,200	426,387
Helen of Troy Limited †	30,800	2,621,080
Husqvarna AB Class A	1	7
Husqvarna AB Class B	37,065	274,286
Iida Group Holdings Company	25,700	498,253
JM AB	8,886	241,545
JVC Kenwood Holdings Incorporated	26,300	73,103
Lennar Corporation Class A	103,471	4,401,656
Lennar Corporation Class B	1,900	64,391
LG Electronics Incorporated	17,628	677,043
McCarthy & Stone plc 144A	46,458	96,667
Mohawk Industries Incorporated †	35,100	6,930,144
Newell Rubbermaid Incorporated	231,142	10,865,985
Nikon Corporation	54,900	806,189
NVR Incorporated †	2,034	3,244,230
Panahome Corporation	11,000	78,074
Panasonic Corporation	321,410	3,270,148
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	665,657

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Household Durables (continued)
Pioneer Corporation †	54,900	$113,250
Pulte Homes Incorporated	138,900	2,619,654
Rinnai Corporation	5,400	459,263
Sangetsu Company Limited	9,300	162,336
SEB SA	3,036	407,683
Sekisui Chemical Company Limited	62,900	952,256
Sekisui House Limited	90,400	1,477,628
Sharp Corporation †	232,000	383,270
Skyworth Digital Holdings Limited	144	90
Sony Corporation	172,994	4,971,848
Starts Corporation Incorporated	5,200	94,814
Steinhoff International Holdings H Shares	835,628	3,863,091
Sumitomo Foresting Company Limited	24,600	336,515
Tamron Company Limited	4,000	67,095
Taylor Woodrow plc	300,372	557,349
Techtronic Industries Company Limited	217,000	846,290
Tempur-Pedic International Incorporated †«	56,700	3,589,110
Token Corporation	1,340	92,765
Toll Brothers Incorporated †	79,100	2,346,106
Tupperware Brands Corporation	55,000	3,049,200
Welling Holding Limited	800	157
Whirlpool Corporation	35,000	5,685,400
Zojirushi Corporation «	6,800	89,930

		84,447,177

Internet & Direct Marketing Retail : 1.32%
Amazon.com Incorporated †	67,827	50,908,911
Askul Corporation	3,000	107,906
ASOS plc †	4,799	303,047
CJ O Shopping Company Limited	949	133,861
Ctrip.com International Limited ADR †	96,068	4,345,156
Expedia Incorporated	66,712	8,275,624
Groupon Incorporated †	447,700	1,777,369
GS Home Shopping Incorporated	834	122,705
Hyundai Home Shopping Network Corporation	1,833	167,770
JD.com Incorporated ADR †«	240,645	6,466,131
Liberty Expedia Holdings Incorporated Class A †	26,840	1,179,886
Liberty Interactive Corporation Series A †	194,800	4,034,308
Liberty TripAdvisor Holdings Incorporated Class A †	81,200	1,303,260
Liberty Ventures Group Series A	40,260	1,570,945
N Brown Group plc	13,911	34,724
Netflix Incorporated †	72,682	8,503,794
Ocado Group plc †	44,034	148,757
Qunar Cayman Islands Limited ADR †«	12,569	377,447
Rakuten Incorporated	124,400	1,226,548
Senshukai Company Limited	7,500	49,233
Shutterfly Incorporated †	37,700	1,910,259
Start Today Company Limited	23,800	365,514
The Priceline Group Incorporated †	8,496	12,775,265
TripAdvisor Incorporated †	64,201	3,099,624
Vipshop Holdings Limited ADR †«	107,944	1,211,132
Zalando SE 144A†	12,774	476,082

		110,875,258

Leisure Products : 0.26%
Amer Sports Oyj	13,925	371,322
Bandai Namco Holdings Incorporated	30,400	867,584
Fields Corporation	2,900	34,221
Giant Manufacturing Company Limited	113,687	677,706
Heiwa Corporation	7,200	154,881
Mattel Incorporated	164,395	5,189,950
Merida Industry Company Limited	47,250	206,801
Mizuno Corporation	17,000	82,619
Polaris Industries Incorporated «	33,156	2,879,930
Sankyo Company Limited	6,300	199,069
Sega Sammy Holdings Incorporated	27,700	414,029

6

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Leisure Products (continued)
Shimano Incorporated	11,800	$1,938,045
The Brunswick Corporation	100,270	5,025,532
Tomy Company Limited	14,100	143,336
Universal Entertainment Corporation †	2,500	67,633
Vista Outdoor Incorporated †	67,124	2,695,029
Yamaha Corporation	24,300	740,226

		21,687,913

Media : 2.23%
Aimia Incorporated	16,463	102,457
Alibaba Pictures Group Limited †	3,700,000	710,759
Altice NV Class A †	24,543	422,693
Altice NV Class B †	8,181	142,155
AMC Networks Incorporated Class A †	66,662	3,683,076
Asatsu-DK Incorporated	5,100	134,850
Astro Malaysia Holdings Bhd	902,400	527,377
Avex Group Holdings Incorporated	7,200	99,499
Axel Springer AG	4,131	177,187
BEC World PCL	121,700	62,420
Cable One Incorporated	5,270	3,114,886
Charter Communications Incorporated Class A †	36,877	10,152,607
Cheil Worldwide Incorporated	13,120	167,781
Cinemark Holdings Incorporated	111,000	4,422,240
Cineplex Incorporated	8,140	304,864
Cineworld Group plc	18,075	123,141
CJ CGV Company Limited	2,020	105,229
CJ E&M Corporation	3,006	145,022
Cogeco Communications Incorporated	1,258	60,451
Corus Entertainment Incorporated Class B «	12,391	111,983
CTS Eventim AG & Company KGaA	4,511	134,393
CyberAgent Incorporated	14,600	354,902
Cyfrowy Polsat SA †	97,742	561,629
Daiichikosho Company Limited	6,700	261,488
Daily Mail & General Trust plc Class A	23,399	223,382
Dentsu Incorporated	34,600	1,581,732
Discovery Communications Incorporated Class A †	85,802	2,324,376
Discovery Communications Incorporated Class C †	127,548	3,372,369
DISH Network Corporation Class A †	104,970	6,030,527
eSun Holdings Limited †	3,000	263
Eutelsat Communications SA «	15,183	273,318
Event Hospitality and Entertainment Limited	22,965	235,723
Fairfax Media Limited	382,378	227,305
Fuji Television Network Incorporated	6,500	87,155
Gannett Company Incorporated	131,599	1,255,454
GFK SE	2,287	70,365
Grupo Televisa SA	590,602	2,451,274
Hakuhodo DY Holdings Incorporated	42,500	493,335
Havas SA	34,495	278,401
IMAX Corporation †	5,455	174,287
Informa plc	75,562	614,058
Ipsos	1,688	49,037
ITV plc	319,668	671,947
JCDecaux SA	5,375	140,139
Kadokawa Dwango Corporation	4,900	66,772
Lagardere SCA	10,820	266,793
Liberty Broadband Corporation Class A †	29,028	2,018,317
Liberty Broadband Corporation Class C †	74,866	5,338,694
Liberty Global plc Class A	48,058	1,505,177
Liberty Global plc Class C	106,308	3,237,079
Liberty Latin America and Caribbean Group Class A †«	56,705	1,223,694
Liberty Latin America and Caribbean Group Class C †	134,770	2,853,081
Liberty Media Corporation Class A †	49,900	1,811,370
Liberty MediaCorporation Class C †	100,700	3,601,032
Lions Gate Entertainment Corporation «	120,200	2,812,680
Live Nation Incorporated †	75,755	2,096,898
M6 Metropole Television SA	5,835	99,566
Madison Square Garden Company Class A †	16,787	2,914,895

7

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Media (continued)
Mediaset Espana Comunicacion SA	15,943	$163,632
Mediaset SpA	67,736	164,112
Meredith Corporation	36,700	2,038,685
Modern Times Group Class B	4,115	108,733
Naspers Limited	115,473	16,855,326
New York Times Company Class A	137,487	1,787,331
News Corporation Class A	167,501	1,936,312
News Corporation Class B	61,266	732,129
Nippon Television Network Corporation	7,200	122,470
NOS SGPS	7,553	42,819
Omnicom Group Incorporated	110,800	9,632,952
Pearson plc	78,175	778,099
ProSiebenSat.1 Media AG	20,366	697,948
PT Media Nusantara Citra Tbk	1,052,000	134,678
Publicis Groupe SA	17,005	1,103,533
Quebecor Incorporated Class B	6,882	186,536
REA Group Limited	7,600	289,703
Regal Entertainment Group Class A «	89,393	2,047,994
RTL Group	1,962	133,083
Schibsted ASA Class A	8,244	177,978
Schibsted ASA Class B	8,244	167,326
Scripps Networks Interactive Incorporated Class A	52,764	3,654,435
SES SA	43,074	931,072
Seven West Media Limited	254,688	128,831
Shaw Communications Incorporated Class B	37,500	733,920
Shochiku Company Limited	20,000	216,074
Sinclair Broadcast Group Incorporated Class A	61,774	2,010,744
Singapore Press Holdings Limited	289,000	756,096
Sirius XM Holdings Incorporated «	316,188	1,444,979
SKY Network Television Limited	62,990	213,680
Sky Perfect JSAT Holdings Incorporated	21,100	100,700
Sky plc	92,582	904,699
SM Entertainment Company †	3,747	79,969
Societe Television Francaise 1 SA	10,997	100,829
Starz Incorporated Class A †	85,146	2,883,044
Sun TV Network Limited	19,075	131,200
Technicolor	26,745	131,807
Tegna Incorporated	234,721	5,264,792
Telenet Group Holding NV †	5,930	313,114
Television Broadcasts Limited	55,000	196,061
The Walt Disney Company	253,900	25,166,568
Time Incorporated	112,971	1,830,130
Toei Company Limited	16,000	128,806
Toho Company Limited Tokyo	19,900	571,404
Tokyo Broadcasting System Incorporated	5,700	89,133
Tribune Media Company Class A	79,147	2,842,169
TV Asahi Corporation	3,800	71,347
Twenty-First Century Fox Incorporated Class A	178,205	5,009,343
Twenty-First Century Fox Incorporated Class B	83,197	2,334,508
United Business Media plc	31,206	278,586
Viacom Incorporated Class A	1,244	51,719
Viacom Incorporated Class B	161,063	6,036,641
Vivendi SA	81,295	1,550,027
Wolters Kluwer NV	33,251	1,198,901
WPP plc	120,952	2,586,317
Zee Entertainment Enterprises Limited	153,249	1,020,146
Zenrin Company Limited	5,000	74,429

		186,821,183

Multiline Retail : 0.62%
Aeon Company Bhd	165,600	100,116
B&M European Value Retail SA	75,912	236,503
Canadian Tire Corporation Limited Class A	7,500	781,210
Debenhams plc	147,783	102,438
Dillard’s Incorporated Class A	29,500	2,109,545
Dollar General Corporation	42,800	3,309,296
Dollar Tree Incorporated †	131,886	11,627,070
Dollarama Incorporated	12,916	960,647

8

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Multiline Retail (continued)
Don Quijote Company Limited	16,800	$642,454
Far Eastern Department Stores Company Limited	185,584	94,326
Fuji Company Limited	5,100	99,143
H2O Retailing Corporation	14,100	210,875
Harvey Norman Holdings Limited	101,944	357,583
Hudson’s Bay Company	10,727	117,947
Hyundai Department Store Company Limited	3,673	339,322
Isetan Mitsukoshi Holdings Limited	54,100	596,303
Izumi Company Limited	6,700	293,405
J.Front Retailing Company Limited	36,700	517,114
JCPenny Company Incorporated †«	317,400	3,005,778
Kintetsu Department Store Company Limited †	27,000	83,309
Kohl’s Corporation	82,533	4,442,751
Lifestyle China Group Limited †	119,500	31,275
Lifestyle International Holdings Limited	119,500	153,448
Lotte Shopping Company Limited	2,095	388,876
Macy’s Incorporated	143,212	6,043,546
Marks & Spencer Group plc	149,257	613,848
Marui Company Limited	33,200	457,351
Matsuya Company Limited	9,600	85,255
Metro Holdings Limited	163,200	115,567
Myer Holdings Limited	108,425	102,085
New World Department Store China Limited	150,000	20,886
Next plc	15,421	946,214
Nordstrom Incorporated «	62,200	3,478,224
PT Matahari Department Store Tbk	650,500	691,179
Ryohin Keikaku Company Limited	3,700	725,414
SACI Falabella	268,983	2,113,283
Seria Company Limited	3,000	215,550
Shinsegae Company Limited	1,463	225,886
Takashimaya Company Limited	52,000	431,345
Target Corporation	55,400	4,279,096
Warehouse Group Limited	10,254	21,277
Woolworths Holdings Limited	273,894	1,263,288

		52,430,028

Specialty Retail : 2.36%
ABC-Mart Incorporated	4,200	246,335
Abercrombie & Fitch Company Class A	76,800	1,103,616
Adastria Company Limited	5,000	141,165
Advance Auto Parts Incorporated	40,296	6,839,037
Alpen Company Limited	2,900	56,046
American Eagle Outfitters Incorporated «	176,702	2,926,185
AOKI Holdings Incorporated	6,600	77,247
Aoyama Trading Company Limited	7,100	241,104
Asbury Automotive Group Incorporated †	21,780	1,279,575
Autobacs Seven Company Limited	11,400	165,412
AutoZone Incorporated †	4,800	3,759,264
BCA Marketplace plc «	73,329	170,654
Bed Bath & Beyond Incorporated	70,000	3,136,700
Best Buy Company Incorporated	133,219	6,088,108
BIC Camera Incorporated	22,100	195,878
Burlington Stores Incorporated †	79,828	7,018,478
Cabela’s Incorporated †	57,200	3,560,128
CarMax Incorporated †«	106,400	6,148,856
Chico’s FAS Incorporated	132,995	2,036,153
Chiyoda Company Limited	4,900	113,586
Chow Sang Sang Holdings International Limited	81,000	151,213
Chow Tai Fook Jewellery Company Limited	230,800	188,949
CST Brands Incorporated	78,869	3,788,078
DCM Holdings Company Limited «	16,300	147,178
Dixons Carphone plc	119,075	494,338
DSW Incorporated Class A	86,200	2,048,112
Dufry Group Register Shares †	3,543	438,388
Edion Corporation	14,400	138,330
Esprit Holdings Limited †	355,658	291,166
Fast Retailing Company Limited	8,800	3,043,713

9

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Specialty Retail (continued)
FF Group †	17,878	$383,886
Fielmann AG	1,552	97,690
Five Below Incorporated †	61,200	2,408,832
Foot Locker Incorporated	65,135	4,668,225
Gamestop Corporation Class A «	106,600	2,631,954
Geo Holdings Corporation	5,700	61,681
Giordano International Limited	338,000	180,842
GNC Holdings Incorporated Class A	77,145	1,114,745
Halfords Group plc	10,381	44,473
Hennes & Mauritz AB Class B	89,703	2,605,655
Hikari Tsushin Incorporated	3,600	320,965
Home Product Center PCL	1,192,700	344,310
Hotai Motor Company Limited	83,000	954,397
Hotel Shilla Company Limited	5,410	233,236
IDOM Incorporated	11,100	55,109
Industria de Diseno Textil SA	100,857	3,449,980
JB Hi-Fi Limited	20,461	418,229
JIN Company Limited	2,300	96,399
Joshin Denki Company Limited	10,000	83,213
Joyful Honda Company Limited	6,900	193,903
Jumbo SA	24,601	349,905
K’s Holdings Corporation	13,400	247,374
Kingfisher plc	235,574	1,040,763
Kohnan Shoji Company Limited	4,900	92,642
Komeri Company Limited	4,500	106,516
L Brands Incorporated	39,265	2,757,188
Lithia Motors Incorporated Class A	25,900	2,380,210
LOTTE Himart Company Limited	2,142	83,826
Lowe’s Companies Incorporated	148,900	10,504,895
Luk Fook Holdings International Limited	65,000	188,133
Mr. Price Group Limited	65,912	679,136
Nafco Company Limited	1,400	20,693
Nishimatsuya Chain Company Limited	8,400	108,667
Nitori Holdings Company Limited	11,400	1,189,773
O’Reilly Automotive Incorporated †	15,806	4,338,747
Office Depot Incorporated	557,400	2,714,538
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	13
Premier Investments Limited	16,893	171,900
Ross Stores Incorporated	222,388	15,031,205
Sa Sa International Holdings Limited	198,177	88,913
Sally Beauty Holdings Incorporated †	162,900	4,266,351
Sanrio Company Limited	8,800	154,916
Shimachu Company Limited	7,100	183,140
Shimamura Company Limited	3,100	369,057
Signet Jewelers Limited «	40,600	3,706,374
Sports Direct International plc †«	23,788	94,053
Staples Incorporated	293,345	2,836,646
Super Cheap Auto Group Limited	27,099	192,308
The Gap Incorporated	98,000	2,447,060
The Home Depot Incorporated	212,320	27,474,208
The TJX Companies Incorporated	111,500	8,734,910
Tiffany & Company	58,000	4,783,840
Tractor Supply Company	75,872	5,695,711
Trinity Limited †	202,000	15,365
Truworths International Limited	110,493	550,679
ULTA Salon Cosmetics & Fragrance Incorporated †	32,700	8,485,650
United Arrows Limited	4,100	103,248
Urban Outfitters Incorporated †	99,313	3,138,291
USS Company Limited	30,900	494,540
WH Smith plc	12,180	229,813
Williams-Sonoma Incorporated	91,200	4,995,936
Xebio Company Limited	4,100	63,074
Yamada Denki Company Limited	99,900	533,534

		198,024,457

Textiles, Apparel & Luxury Goods : 1.00%
Adidas AG	19,806	2,917,802
ASICS Corporation	26,000	547,249

10

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Belle International Holdings Limited	1,590,000	$912,203
Billabong International Limited †	11,336	10,129
Burberry Group plc	41,524	742,434
Carter’s Incorporated	55,800	5,093,982
CCC SA	3,479	164,725
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	935,266
Coach Incorporated	128,600	4,679,754
Compagnie Financiere Richemont SA	49,685	3,247,338
Daphne International Holdings Limited †	130,000	14,079
Descente Limited	9,000	98,571
Eclat Textile Company Limited	70,965	734,743
Feng Tay Enterprise Company Limited	101,978	382,342
Fibrechem Technologies Limited †(a)	20,000	0
Fila Korea Limited	1,626	93,188
Formosa Taffeta Company Limited	209,000	195,407
Fujibo Holdings Incorporated	2,300	71,671
G-III Apparel Group Limited †	45,800	1,243,928
Gildan Activewear Incorporated	21,862	594,357
Global Brands Group Holding Limited †	1,128,530	176,049
Gunze Limited	26,000	85,905
Hansae Company Limited	3,320	63,188
Hermes International	1,835	757,315
Hugo Boss AG	5,926	339,784
Jaybharat Textiles & Real Estate Limited †	15,488	4,910
Kate Spade & Company †	142,438	2,115,204
Kering	7,111	1,545,001
Kurabo Industries Limited	43,000	86,823
Li & Fung Limited	1,128,530	494,682
LPP SA	207	284,192
lululemon athletica Incorporated †«	60,995	3,476,105
Luxottica Group SpA	12,870	669,737
LVMH Moet Hennessy Louis Vuitton SA «	26,096	4,748,851
Makalot Industrial Company Limited	43,119	169,781
Michael Kors Holdings Limited †	93,590	4,350,999
Moncler SpA	21,572	350,720
Nike Incorporated Class B	229,900	11,511,093
Onward Kashiyama Company Limited	21,000	137,852
Pacific Textiles Holdings Limited	106,000	123,404
Page Industries Limited	1,637	319,351
Pandora AS	11,925	1,419,208
Pou Chen Corporation	853,600	1,067,234
Prada SpA	47,800	169,471
PVH Corporation	45,562	4,826,838
Rajesh Exports Limited	41,060	279,506
Ruentex Industries Limited	153,911	282,490
Sanyo Shokai Limited	23,000	31,764
Seiko Holdings Corporation Class C	23,000	81,019
Seiren Company Limited	9,500	121,734
Shenzhou International Group Holdings Limited	143,000	879,404
Skechers U.S.A. Incorporated Class A †	148,300	3,378,274
Stella International	100,000	169,406
Steven Madden Limited †	61,250	2,269,313
Tainan Spinning Company Limited	361,640	139,559
Texwinca Holdings Limited	100,000	73,229
The Japan Wool Textile Company Limited	13,000	90,905
The Swatch Group AG - Bearer Shares	2,953	868,154
The Swatch Group AG - Regular Shares	4,901	281,999
Titan Industries Limited	93,936	443,956
Tod’s SpA	810	46,358
TSI Holdings Company Limited	14,900	85,567
Under Armour Incorporated Class A «	102,692	3,162,914
Under Armour Incorporated Class C †	103,375	2,665,008
Unitika Limited †	84,000	63,144
VF Corporation	54,516	2,971,667
Wacoal Corporation	21,000	243,582
Wolverine World Wide Incorporated	110,680	2,493,620
Youngone Corporation	5,630	132,677

11

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Yue Yuen Industrial Holdings Limited	151,500	$545,920

		83,774,034

Consumer Staples : 6.25%

Beverages : 1.24%
Ambev SA	1,103,786	5,597,176
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	219,748
Anheuser-Busch InBev NV	75,959	7,892,722
Arca Continental SAB de CV	95,500	505,302
Asahi Breweries Limited	63,400	2,062,627
Britvic plc	18,843	134,739
Brown-Forman Corporation Class A	30,734	1,451,874
Brown-Forman Corporation Class B	98,542	4,468,880
C&C Group plc	40,928	150,910
Carlsberg AS Class B	10,130	861,440
Carlsberg Brewery Malaysia Bhd	27,300	84,724
China Resources Enterprise Limited †	395,781	837,842
Coca-Cola Amatil Limited	76,261	540,060
Coca-Cola East Japan Company Limited	12,700	268,309
Coca-Cola European Partners plc	20,984	681,141
Coca-Cola HBC AG	17,518	372,615
Coca-Cola Icecek Uretim AS	15,881	151,705
Coca-Cola West Japan Company Limited	12,600	356,838
Compania Cervecerias Unidas SA	59,871	598,847
Constellation Brands Incorporated Class A	29,559	4,467,547
Cott Corporation	9,100	103,445
Davide Campari-Milano SpA	22,742	219,338
Diageo plc	225,296	5,651,900
Distell Group Limited	26,980	299,899
Dr Pepper Snapple Group Incorporated	88,885	7,709,885
Fomento Economico Mexicano Sab de CV	583,400	4,565,751
Fraser & Neave Holdings	12,000	61,800
Heineken Holding NV	9,870	693,441
Heineken Malaysia Bhd	33,500	118,368
Heineken NV	20,410	1,529,782
Hite Jinro Company Limited	6,516	121,229
ITO EN Limited	9,400	310,581
Kirin Brewery Company Limited	125,400	2,042,593
Lotte Chilsung Beverage Company Limited	132	176,933
Molson Coors Brewing Company Class B	86,142	8,444,500
Monster Beverage Corporation †	66,471	2,974,577
PepsiCo Incorporated	144,219	14,436,322
Pernod Ricard SA	18,977	1,991,164
Remy Cointreau SA	2,038	171,135
Sapporo Holdings Limited	11,600	305,196
Suntory Beverage & Food Limited	17,334	741,663
Takara Holdings Incorporated	29,500	268,428
Thai Beverage PCL	2,812,000	1,716,608
The Coca-Cola Company	389,174	15,703,171
Treasury Wine Estates Limited	106,565	849,097
United Breweries Limited	33,308	427,828
United Spirits Limited †	17,882	501,187

		103,840,867

Food & Staples Retailing : 1.25%
Aeon Company Limited	120,300	1,657,207
Ain Holdings Incorporated	3,700	258,407
Alimentation Couche-Tard Incorporated Class B	39,729	1,833,396
ARCS Company Limited	7,400	167,657
Axfood AB	6,336	92,332
Axial Retailing Incorporated	2,900	98,352
BGF Retail Company Limited	5,142	382,665
Bim Birlesik Magazalar AS	67,584	948,147
Booker Group plc	194,495	419,539
Carrefour SA	53,917	1,264,023

12

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Casey’s General Stores Incorporated	43,510	$5,240,780
Casino Guichard Perrachon SA «	5,420	246,606
Cencosud SA	292,655	859,356
Cocokara Fine Incorporated	4,000	146,497
Colruyt SA	6,243	315,515
Cosmos Pharmaceutical Corporation	1,400	256,125
Costco Wholesale Corporation	74,627	11,202,259
CP ALL PCL	1,232,200	2,080,748
Dairy Farm International Holdings Limited	52,200	365,400
Distribuidora Internacional SA	55,953	255,353
Dongsuh Company Incorporated	12,182	277,183
E-MART Limited	3,311	532,456
Empire Company Limited Class A	14,916	202,537
Eurocash SA	15,296	141,645
FamilyMart Company Limited	12,500	781,216
George Weston Limited	5,500	457,426
Greggs plc	9,507	107,294
GS Retail Company Limited	7,588	307,012
Heiwado Company Limited	6,300	124,618
Hyundai Greenfood Company Limited	13,680	189,569
ICA Gruppen AB	11,898	352,832
Inageya Company Limited	5,500	68,507
J Sainsbury plc	139,469	403,103
Jeronimo Martins SA	20,490	323,790
Kato Sangyo Company Limited	4,200	92,550
Kesko Oyj Class A	1,500	69,251
Kesko Oyj Class B	7,559	372,210
Koninklijke Ahold NV	117,595	2,319,421
Kusuri no Aoki Holdings Company Limited	2,300	97,806
Lawson Incorporated	9,200	636,895
Life Corporation	4,000	113,457
Loblaw Companies Limited	20,909	1,086,309
Magnit OJSC Sponsored GDR	68,877	2,774,366
Matsumotokiyoshi Holdings Company Limited	6,200	295,896
Metcash Limited †«	174,566	265,551
Metro AG	12,722	380,165
Metro Incorporated	29,037	884,317
Mitsubishi Shokuhin Company Limited	2,900	83,523
OKUWA Company Limited	6,000	61,309
President Chain Store Corporation	143,032	1,074,771
Puregold Price Club Incorporated	289,300	227,170
Rallye SA	2,005	35,041
Rite Aid Corporation †	504,180	4,013,273
San-A Company Limited	2,500	120,406
Seven & I Holdings Company Limited	109,980	4,263,461
Shoprite Holdings Limited	105,840	1,405,486
Sligro Food Group NV	1,429	48,927
Sonae SGPS SA	93,661	78,917
Sprouts Farmers Market Incorporated †	155,147	3,104,491
Sugi Pharmacy Company Limited	5,100	238,049
Sun Art Retail Group Limited	518,000	439,430
Sundrug Company Limited	4,600	320,056
Sysco Corporation	48,048	2,558,556
Tesco plc †	770,024	2,010,728
The Jean Coutu Group PJC Incorporated Class A	9,211	142,008
Tsuruha Holdings Incorporated	5,300	541,095
United Natural Foods Incorporated †	56,279	2,642,299
United Super Markets Holdings Incorporated	11,000	90,188
Valor Company Limited	7,200	171,937
Wal-Mart de Mexico SAB de CV	1,238,708	2,277,426
Wal-Mart Stores Incorporated	151,900	10,698,317
Walgreens Boots Alliance Incorporated	145,880	12,360,412
Welcia Holdings Company	3,500	218,129
Wesfarmers Limited	162,265	5,006,271
Whole Foods Market Incorporated	173,161	5,262,363
William Morrison Supermarkets plc	218,799	595,431
Woolworths Limited	184,615	3,120,569
Yaoko Company Limited	3,700	140,684

13

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Food & Staples Retailing (continued)
Yokohama Reito Company	7,100	$64,543

		105,163,012

Food Products : 2.02%
Ajinomoto Company Incorporated	78,900	1,525,862
Archer Daniels Midland Company	57,700	2,494,371
Ariake Japan Company Limited	2,900	144,994
Aryzta AG	9,603	409,169
Associated British Foods plc	34,117	1,088,523
B&G Foods Incorporated	68,400	2,927,520
Barry Callebaut AG	233	276,612
BRF SA	164,500	2,512,212
Britannia Industries Limited	8,705	385,709
Bunge Limited	64,078	4,375,246
CALBEE Incorporated	15,200	473,651
Campbell Soup Company	93,800	5,336,282
Charoen Pokphand Food PCL	866,900	698,535
China Agri-Industries Holdings Limited †	700	282
China Huishan Dairy Holdings Company Limited	1,506,000	563,063
China Mengniu Dairy Company	730,000	1,496,422
CJ Cheiljedang Corporation	1,371	450,335
ConAgra Foods Incorporated	194,177	7,124,354
Dairy Crest Group plc	6,886	49,153
Danone SA	57,249	3,601,688
Darling Ingredients Incorporated †	167,600	2,264,276
Dean Foods Company	102,104	2,027,785
Dydo Drinco Incorporated	1,900	93,833
Ebro Puleva SA	6,042	122,437
Elders Limited †	3,653	10,601
Ezaki Glico Company Limited	8,000	374,110
Felda Global Ventures Holdings Bhd	469,000	161,724
Flowers Foods Incorporated «	187,550	2,910,776
Fuji Oil Company Limited	9,500	179,197
General Mills Incorporated	57,000	3,473,580
Genting Plantations Bhd	46,000	110,210
Glanbia plc	16,206	274,557
GlaxoSmithKline Consumer Healthcare Limited	4,898	357,957
Golden Agri-Resources Limited	1,248,045	374,409
GrainCorp Limited Class A	43,413	277,625
Greencore Group plc	38,147	138,893
Gruma SAB de CV Class B	60,100	718,770
Grupo Bimbo Sab de CV Series A	390,400	901,624
Grupo Lala SAB de CV	239,043	360,144
Hain Celestial Group Incorporated †	115,266	4,517,275
Hokuto Corporation	3,500	61,461
Hormel Foods Corporation	130,400	4,464,896
House Foods Corporation	12,000	240,619
Indofood Agri Resources Limited	39,000	14,693
Ingredion Incorporated	33,028	3,876,827
IOI Corporation Bhd	1,011,046	984,785
Itoham Yonekyu Holdings Incorporated †	23,000	200,638
J-Oil Mills Incorporated	1,900	61,947
JBS SA	274,223	791,359
Kagome Company Limited	11,600	272,446
KAMEDA SEIKA Company Limited	2,900	133,080
Kellogg Company	26,000	1,872,000
Kerry Group plc Class A	15,076	1,067,829
Kewpie Corporation	16,300	385,113
Kikkoman Corporation	27,000	826,013
Kuala Lumpur Kepong Bhd	99,100	529,894
Lamb Weston Holdings Incorporated †	3,374	112,962
Lancaster Colony Corporation	21,769	2,949,917
Lindt & Spruengli AG	10	581,391
Lindt & Spruengli AG - Participation Certificate	96	473,060
Lotte Confectionery Company Limited	2,280	348,129
Lotte Food Company Limited	154	86,284
Maple Leaf Foods Incorporated	14,491	315,646
Marine Harvest ASA	25,295	454,874

14

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Food Products (continued)
Marudai Food Company Limited	19,000	$78,388
Maruha Nichiro Corporation	6,900	175,508
McCormick & Company Incorporated	62,600	5,709,120
Mead Johnson Nutrition Company	101,120	7,289,741
Megmilk Snow Brand Company Limited	7,500	209,781
Meiji Holdings Company Limited	21,100	1,682,024
Mitsui Sugar Company Limited	3,400	70,583
Mondelez International Incorporated Class A	155,844	6,427,007
Morinaga & Company Limited	8,000	316,420
Morinaga Milk Industry Company Limited	32,000	219,291
Nestle India Limited	8,749	803,936
Nestle Malaysia Bhd	10,000	170,130
Nestle SA	281,985	18,970,959
NH Foods Limited	28,000	721,017
Nichirei Corporation	20,300	410,773
Nippon Flour Mills Company Limited	12,500	168,917
Nippon Suisan Kaisha Limited	41,400	186,002
Nisshin Seifun Group Incorporated	36,700	514,227
Nissin Food Products Company Limited	12,700	661,614
Nong Shim Company Limited	901	250,867
Orion Corporation	539	313,520
Orkla ASA	72,715	648,257
Ottogi Corporation	361	213,688
Pioneer Foods Group Limited	36,864	408,378
Post Holdings Incorporated †	72,115	5,504,538
PPB Group Bhd	119,200	417,440
PT Astra Agro Lestari Tbk	87,388	106,716
PT Charoen Pokphand Indonesia Tbk	1,636,000	380,255
PT Indofood CBP Sukses Makmur Tbk	768,000	490,183
PT Indofood Sukses Makmur Tbk	993,924	555,541
Qinqin Foodstuffs Group Cayman Company Limited †	50,000	15,987
Riken Vitamin Company Limited	2,000	77,532
Sakata Seed Corporation	5,700	149,170
Samyang Holdings Corporation	1,019	106,777
Saputo Incorporated	25,208	852,527
Showa Sangyo Company Limited	20,000	102,793
Snyders Lance Incorporated	72,400	2,697,624
Standard Foods Corporation	87,299	207,066
Suedzucker AG	5,793	129,916
Tate & Lyle plc	44,144	374,479
Thai Union Group PCL	984,976	571,449
The J.M. Smucker Company	54,200	6,826,490
The Kraft Heinz Company	57,575	4,700,999
The Nisshin Oillio Group Limited	21,000	89,393
The WhiteWave Foods Company †	100,065	5,512,581
Tiger Brands Limited	53,732	1,504,191
Tingyi Holding Corporation	498,000	591,963
Toyo Suisan Kaisha Limited	14,000	495,608
TreeHouse Foods Incorporated †	63,023	4,368,754
Ulker Biskuvi Sanayi AS	81,281	408,097
Uni-President Enterprises Corporation	1,250,925	2,138,971
United Plantations Bhd	17,000	100,873
Universal Robina Corporation	238,100	813,456
Viscofan SA	4,011	193,423
Vitasoy International Holdings Limited	188,000	388,773
Want Want China Holdings Limited «	1,605,000	1,024,270
WH Group Limited 144A	1,898,137	1,578,416
Wilmar International Limited	474,930	1,166,326
Yakult Honsha Company Limited	22,100	969,730
Yamazaki Baking Company Limited	25,700	509,709

		169,431,793

Household Products : 0.63%
Colgate-Palmolive Company	89,316	5,826,083
Earth Chemical Company Limited	2,200	91,342
Energizer Holdings Incorporated	63,441	2,846,598
Henkel AG & Company KGaA	11,153	1,135,596

15

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Household Products (continued)
Hindustan Unilever Limited	192,802	$2,377,318
Kimberly-Clark Corporation	36,216	4,186,932
Kimberly-Clark de Mexico SAB de CV Class A	424,300	742,360
Lion Corporation	40,000	650,321
Pigeon Corporation	15,700	395,639
PT Unilever Indonesia Tbk	402,000	1,202,070
PZ Cussons plc	28,166	108,825
Reckitt Benckiser Group plc	58,925	4,986,153
Spectrum Brands Holdings Incorporated «	27,186	3,259,330
Svenska Cellulosa AB Class A	7,500	198,584
Svenska Cellulosa AB Class B	56,712	1,512,681
The Procter & Gamble Company	264,668	21,824,523
Unicharm Corporation	60,800	1,293,804

		52,638,159

Personal Products : 0.51%
Aderans Company Limited	6,500	41,021
Amorepacific Corporation	5,000	1,402,848
Amorepacific Group	4,680	516,419
Avon Products Incorporated	446,100	2,395,557
Beiersdorf AG	10,132	827,716
Blackmores Limited	1,922	168,542
Ci:Z Holdings Company Limited	4,000	103,492
Colgate-Palmolive Company India Limited	13,598	185,488
Cosmax Incorporated	1,043	92,786
Dabur India Limited	131,061	542,921
Edgewell Personal Care Company †	64,557	5,109,041
Emami Limited	9,988	161,810
Euglena Company Limited †«	10,800	121,211
FANCL Corporation	5,100	70,479
Godrej Consumer Products Limited	45,847	975,997
Hengan International Group Company Limited	206,500	1,625,324
Kao Corporation	69,500	3,199,655
Kobayashi Pharmaceutical Company Limited	7,600	332,818
Korea Kolmar Company Limited	4,292	247,449
Kose Corporation	4,400	352,677
L’Oreal SA	22,921	3,912,358
LG Household & Health Care Limited H Shares	1,529	1,029,317
Mandom Corporation	3,200	137,337
Marico Limited	140,176	517,400
Milbon Company Limited	2,000	81,115
NU Skin Enterprises Incorporated Class A	58,500	3,052,530
Oriflame Holding AG	2,947	75,027
Pola Orbis Holdings Incorporated	3,200	248,101
Procter & Gamble Hygiene & Healthcare Limited	2,333	225,248
Shiseido Company Limited	54,800	1,393,411
The Estee Lauder Companies Incorporated Class A	36,120	2,806,524
Unilever NV	159,186	6,390,014
Unilever plc	115,371	4,613,495

		42,955,128

Tobacco : 0.60%
Altria Group Incorporated	195,769	12,515,512
British American Tobacco Malaysia Bhd	28,400	281,075
British American Tobacco plc	167,593	9,212,831
Eastern Company	2,662	42,917
Imperial Tobacco Group plc	88,482	3,800,628
ITC Limited	763,972	2,594,978
Japan Tobacco Incorporated	153,400	5,290,996
KT&G Corporation	19,787	1,777,199
Philip Morris International Incorporated	155,443	13,722,508
PT Gudang Garam Tbk	106,500	510,791
PT Hanjaya Mandala Sampoerna Tbk	700,000	196,274
Swedish Match AB	21,840	681,523

		50,627,232

16

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Energy : 6.11%

Energy Equipment & Services : 1.00%
AMEC Foster Wheeler plc	31,672	$172,778
Amec Foster Wheeler plc ADR «	4,290	23,423
Baker Hughes Incorporated	71,300	4,586,729
Bumi Armada Bhd	340,600	38,895
Calfrac Well Services Limited	3,918	9,654
CGG SA †«	2,054	29,650
Core Laboratories NV «	48,984	5,474,452
Diamond Offshore Drilling Incorporated «	73,600	1,329,216
Dril-Quip Incorporated †	41,710	2,358,701
Enerflex Limited	4,043	51,346
Ensco plc Class A	308,238	2,977,579
Ensign Energy Services Incorporated	11,978	81,946
Ezra Holdings Limited †	377,000	11,047
FMC Technologies Incorporated †	102,700	3,518,502
Fugro NV †	7,340	120,657
Helmerich & Payne Incorporated «	51,600	3,903,540
Hunting plc	13,249	89,517
John Wood Group plc	30,475	313,812
KNM Group Bhd †	14	1
Modec Incorporated	3,100	47,148
Mullen Group Limited	6,400	85,473
Nabors Industries Limited	296,400	4,772,040
National Oilwell Varco Incorporated	175,400	6,552,944
Noble Corporation plc «	274,935	1,710,096
Oceaneering International Incorporated	109,368	2,914,657
Oil States International Incorporated †	58,100	2,082,885
Pason Systems Incorporated	10,745	127,503
Petrofac Limited	25,283	251,333
Petroleum Geo-Services ASA †	19,980	58,435
Precision Drilling Corporation †	20,412	108,191
Prosafe ASA †	26,130	890
Rowan Companies plc Class A	126,423	2,252,858
Saipem SpA †	1,047,510	470,837
Sapurakencana Petroleum Bhd †	640,922	206,656
SBM Offshore NV	17,972	259,333
Schlumberger Limited	238,355	20,033,738
Schoeller-Bleckmann Oilfield Equipment AG	1,839	130,665
Seadrill Limited †«	33,756	93,770
Shawcor Limited Class A	4,528	111,338
Shinko Plantech Company Limited	7,600	53,610
Subsea 7 SA †	26,952	314,673
Technip SA	11,161	773,142
Tecnicas Reunidas SA	2,168	79,835
Tenaris SA	45,222	722,283
TGS Nopec Geophysical Company ASA	10,707	210,400
Transocean Limited †«	373,594	4,819,363
Trican Well Service Limited †	16,245	44,624
Trinidad Drilling Limited	7,400	15,425
U.S. Silica Holdings Incorporated	70,771	3,581,720
Vallourec SA †	30,693	173,027
Weatherford International plc †	997,962	5,099,586
WorleyParsons Limited †	36,573	233,613

		83,483,536

Oil, Gas & Consumable Fuels : 5.11%
Advantage Oil & Gas Limited †	8,522	61,791
AET&D Holdings No.1 Limited †(a)	20,314	0
Afren plc †«(a)	100,824	0
Altagas Limited	11,048	268,448
Antero Resources Corporation †	81,934	2,006,564
Apache Corporation	39,000	2,572,050
ARC Resources Limited «	29,540	517,219
Athabasca Oil Corporation †	28,194	28,545
Australian Worldwide Exploration Limited †	77,909	34,519
Banpu PCL	284,000	148,847

17

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Bayan Resources Group †	170,500	$75,484
Baytex Energy Corporation †«	11,349	48,664
Beach Petroleum Limited	254,369	150,271
Bharat Petroleum Corporation Limited	128,848	1,212,169
Birchcliff Energy Limited †	4,522	30,566
Bonavista Energy Corporation	16,745	55,970
BP plc	1,666,281	9,578,844
Brightoil Petroleum Holdings Limited	514,000	155,065
Cabot Oil & Gas Corporation	253,154	5,599,766
Cairn Energy plc †	48,348	126,672
Cairn India Limited	136,030	500,010
Caltex Australia Limited	41,964	931,199
Cameco Corporation	37,200	342,285
Canadian Natural Resources Limited	103,154	3,480,958
Carrizo Oil & Gas Incorporated †	61,700	2,612,378
Cenovus Energy Incorporated	72,271	1,117,449
Cheniere Energy Incorporated †	133,133	5,439,814
Chesapeake Energy Corporation †«	698,232	4,887,624
Chevron Corporation	189,016	21,086,625
China Petroleum & Chemical Corporation H Shares	6,887,600	4,812,840
China Shenhua Energy Company Limited H Shares	860,000	1,780,648
Cimarex Energy Company	51,900	7,155,972
CNOOC Limited	4,071,000	5,133,034
Coal India Limited	421,834	1,901,826
Concho Resources Incorporated †	79,528	11,374,095
Connacher Oil and Gas Limited †(a)	28	3
ConocoPhillips	120,156	5,829,969
CONSOL Energy Incorporated	183,600	3,778,488
Continental Resources Incorporated †	46,709	2,709,589
Corridor Resources Incorporated †	1,363	416
Cosmo Energy Holdings Company Limited	9,200	116,603
Crescent Point Energy Corporation	49,703	632,711
Crew Energy Incorporated †	7,839	43,184
Delek Group Limited	312	66,328
Devon Energy Corporation	54,000	2,609,820
Diamondback Energy Incorporated †	84,891	9,155,494
Ecopetrol SA Sponsored ADR †«	63,212	541,095
Empresas Copec SA	127,300	1,205,216
Enbridge Income Fund Holdings Incorporated	5,200	132,197
Enbridge Incorporated	87,300	3,671,890
Encana Corporation	70,534	885,810
Energy Absolute PCL Class A	511,600	422,994
Enerplus Corporation	20,247	175,143
Eni SpA	247,150	3,441,916
EOG Resources Incorporated	93,496	9,585,210
EQT Corporation	94,300	6,608,544
Exxon Mobil Corporation	412,452	36,007,060
Formosa Petrochemical Corporation	462,590	1,560,205
Galp Energia SGPS SA	56,016	757,839
Gazprom ADR	1,577,489	7,270,647
Gibson Energy Incorporated	11,458	155,668
Golar LNG Limited (a)	2,733	66,756
Gran Tierra Energy Incorporated †	23,505	67,192
Grupa Lotos SA †	14,414	126,516
GS Holdings Corporation	8,189	381,063
Gulfport Energy Corporation †	139,700	3,588,893
Hess Corporation	125,100	7,000,596
Hindustan Petroleum Corporation Limited	73,707	507,396
HollyFrontier Corporation	185,932	5,349,264
Husky Energy Incorporated	27,170	318,969
Idemitsu Kosan Company Limited	16,500	373,253
Igas Energy plc †	2,782	405
Imperial Oil Limited	23,700	811,407
Indian Oil Corporation Limited	293,600	1,315,537
Inpex Holdings Incorporated	149,200	1,414,991
Inter Pipeline Limited	28,473	578,871
IRPC PCL	4,652,021	631,057
Itochu Enex Company Limited	6,000	45,313
Ivanhoe Energy Incorporated †(a)	426	0

18

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Japan Petroleum Exploration Company	5,500	$111,870
JX Holdings Incorporated	344,200	1,312,957
Karoon Gas Australia Limited †	31,102	42,719
Keyera Corporation	14,048	403,777
Kinder Morgan Incorporated	184,376	4,093,147
Koninklijke Vopak NV	6,083	284,316
Kunlun Energy Company Limited	1,270,000	928,370
Lukoil PJSC ADR	121,124	5,935,076
Lundin Petroleum AB †	23,462	442,132
Marathon Oil Corporation	393,561	7,107,712
Marathon Petroleum Corporation	49,465	2,325,844
MEG Energy Corporation †	12,100	61,162
Mitsuuroko Holdings Company Limited	10,000	61,536
MOL Hungarian Oil & Gas plc	18,943	1,184,042
Motor Oil (Hellas) Corinth Refineries SA	18,029	233,500
Murphy Oil Corporation	176,300	5,978,333
Neste Oil Oyj	15,503	636,695
New Hope Corporation Limited	33,755	40,755
Niko Resource Limited †	5,137	363
Nippon Gas Company Limited	6,300	181,172
Noble Energy Incorporated	200,100	7,635,816
NovaTek OAO	6,672	756,315
NovaTek OAO Sponsored GDR	12,799	1,511,562
NuVista Energy Limited †	3,905	20,291
Oasis Petroleum Incorporated †	201,000	3,008,970
Occidental Petroleum Corporation	73,985	5,279,570
Oil & Natural Gas Corporation Limited	582,446	2,458,309
Oil India Limited	23,455	143,696
Oil Search Limited	194,808	927,871
OMV AG	14,891	481,279
ONEOK Incorporated	101,500	5,575,395
Ophir Energy plc †	50,585	50,317
Origin Energy Limited	288,382	1,264,957
PA Resources AB †(a)	1,136	0
Paramount Resources Limited Class A †	12,300	158,958
Parex Resources Incorporated †	13,423	175,269
Parkland Fuel Corporation	7,600	157,737
Parsley Energy Incorporated Class A †	163,800	6,248,970
Paz Oil Company Limited	173	28,854
PBF Energy Incorporated Class A «	99,837	2,395,090
Pembina Pipeline Corporation	37,455	1,100,535
Pengrowth Energy Corporation	42,515	64,565
Penn West Petroleum Limited †	42,170	73,459
PetroChina Company Limited H Shares	5,696,000	3,870,034
Petroleo Brasileiro SA †	812,145	4,435,274
Petronas Dagangan Bhd	63,000	324,451
Petronet LNG Limited	37,495	212,922
Peyto Exploration & Development Corporation	13,213	325,186
Phillips 66 Company	42,493	3,530,318
Pioneer Natural Resources Company	29,600	5,654,784
Polish Oil & Gas	590,862	695,893
Polski Koncern Naftowy Orlen SA	100,002	1,819,019
PrairieSky Royalty Limited	15,807	385,849
Premier Oil plc †	62,107	46,236
PT Adaro Energy Tbk	4,031,000	455,077
PTT Exploration & Production PCL	388,971	899,399
PTT PCL	239,900	2,346,588
Raging River Exploration Incorporated †	18,708	148,043
Range Resources Corporation	94,945	3,340,165
Reliance Industries Limited	441,513	6,386,072
Reliance Industries Limited GDR 144A	2,006	57,472
Repsol YPF SA	95,906	1,280,739
Rice Energy Incorporated †	137,900	3,357,865
Rosneft Oil Company OJSC Sponsored GDR	64,216	337,776
Rosneft OJSC GDR	256,180	1,349,633
Royal Dutch Shell plc Class A - Amsterdam Exchange	59,351	1,508,417
Royal Dutch Shell plc Class A - London Exchange	332,444	8,427,224
Royal Dutch Shell plc Class B	336,685	8,924,396

19

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
S-Oil Corporation	8,742	$628,141
Santos Limited	229,433	665,839
Semgroup Corporation Class A	59,400	2,141,370
Semirara Mining and Power Corporation	100,160	263,844
Seven Generations Energy Limited Class A †	16,242	374,099
Showa Shell Sekiyu KK	28,800	257,024
SK Innovation Company Limited	9,812	1,279,954
SM Energy Company	96,900	3,862,434
Snam SpA	230,938	894,351
Southwestern Energy Company †	237,117	2,691,278
Spectra Energy Corporation	66,149	2,708,802
Spyglass Resources Corporation †(a)	2,042	0
Statoil ASA	101,118	1,732,868
Storm Resources Limited	281	1,151
Suncor Energy Incorporated	149,319	4,755,354
Surgutneftegas SP ADR	257,109	1,168,560
Targa Resources Corporation	183,753	9,792,197
Tatneft ADR	63,828	2,322,063
Tesoro Corporation	54,700	4,449,845
Thai Oil PCL	365,200	752,314
The Williams Companies Incorporated	70,800	2,173,560
TonenGeneral Sekiyu KK	42,000	399,790
Total SA	218,858	10,427,608
Touchstone Exploration Incorporated †	3,067	388
Tourmaline Oil Corporation †	13,128	354,172
TransCanada Corporation	66,600	2,991,125
Tullow Oil plc †	85,595	318,933
Tupras Turkiye Petrol Rafinerileri AS	43,221	861,728
Ultrapar Participacoes SA	117,200	2,394,560
United Tractors	352,380	546,023
Valero Energy Corporation	43,566	2,681,923
Veresen Incorporated	41,157	378,082
Vermilion Energy Incorporated	9,494	385,117
Washington H. Soul Pattinson & Company Limited	25,619	278,100
Western Refining Incorporated	81,600	2,926,992
Whitecap Resources Incorporated	23,314	207,749
Whitehaven Coal Limited †	113,230	229,940
Whiting Petroleum Corporation †	298,785	3,651,153
Woodside Petroleum Limited	104,596	2,287,816
World Fuel Services Corporation	78,489	3,489,621
WPX Energy Incorporated †	328,468	5,104,393
Yanchang Petroleum International Limited †	280,000	8,014

		429,010,099

Financials : 16.32%

Banks : 8.10%
Abu Dhabi Commercial Bank PJSC	680,446	1,148,651
Affin Holdings Bhd	93,730	47,222
Agricultural Bank of China Limited H Shares	6,698,000	2,806,485
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	548,661	1,205,690
Alior Bank SA †	17,880	189,950
Alliance Financial Group Bhd	96,700	83,362
Alpha Bank AE †	203,386	409,561
AMMB Holdings Bhd	186,100	174,182
Aozora Bank Limited	162,000	556,497
Associated Banc-Corp	154,305	3,525,869
Australia & New Zealand Banking Group Limited	422,360	8,860,843
Axis Bank Limited	367,572	2,523,102
Banca Carige SpA †	332	90
Banca Monte dei Paschi di Sien †	3,404	77,202
Banca Popolare dell’Emilia Romagna Scarl	38,724	155,548
Banca Popolare dell’Etruria e del Lazio †(a)	258	0
Banca Popolare di Milano Scarl	484,767	157,063
Banca Popolare di Sondrio Scarl	27,109	85,850
Banco Bilbao Vizcaya Argentaria SA	591,351	3,651,406
Banco Bradesco SA	194,854	1,678,877

20

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)
Banco Comercial Portugues SA †«	45,656	$57,098
Banco de Brasil SA	301,685	2,542,252
Banco de Chile	5,883,535	657,116
Banco de Credito e Inversiones	11,329	566,622
Banco de Sabade SA	435,494	543,254
Banco Popolare Societa Cooperativa	39,538	81,294
Banco Popular Espanol SA	297,857	261,070
Banco Santander Brasil SA	131,500	1,094,910
Banco Santander Central Hispano SA	1,213,661	5,547,803
Banco Santander Central Hispano SA ADR	87,065	393,534
Banco Santander Chile SA	22,027,452	1,200,440
Bancolombia SA ADR	36,000	1,206,000
BancorpSouth Incorporated	87,936	2,510,573
Bangkok Bank PCL	31,000	137,278
Bangkok Bank PCL - Non-voting	152,500	666,769
Bank Handlowy w Warszawie SA	8,631	138,206
Bank Hapoalim Limited	105,587	635,512
Bank Leumi Le-Israel †	148,085	602,961
Bank Millennium SA †	93,393	117,772
Bank of America Corporation	1,022,345	21,591,926
Bank of Ayudhya PCL	470,600	507,801
Bank of Baroda †	81,560	195,592
Bank of China Limited H Shares	19,279,100	8,773,960
Bank of Communications Limited H Shares	5,589,350	4,294,788
Bank of East Asia Limited	199,286	826,023
Bank of Hawaii Corporation «	46,617	3,886,459
Bank of Ireland †	2,392,830	509,744
Bank of Kyoto Limited	52,000	360,439
Bank of Montreal	62,035	4,088,408
Bank of Nova Scotia	111,405	6,148,713
Bank of Queensland Limited	64,104	532,075
Bank of the Ozarks Incorporated	98,900	4,798,628
Bank of the Philippine Islands	560,676	1,014,696
Bank of the Ryukyus Limited	7,500	96,762
Bank Pekao SA	43,062	1,211,052
Bank Zachodni WBK SA	11,565	805,001
Bankia SA	318,040	283,480
Bankinter SA	39,803	299,177
BankUnited Incorporated	108,519	3,844,828
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	151,795
Barclays Africa Group Limited	90,379	1,009,946
Barclays plc	1,466,378	3,962,103
BDO Unibank Incorporated	514,398	1,158,507
Bendigo Bank Limited	78,440	697,984
Berner Kantonalbank AG	648	114,788
BNK Financial Group Incorporated	51,437	394,231
BNP Paribas SA	98,106	5,695,894
BOC Hong Kong Holdings Limited	518,000	1,943,377
BOK Financial Corporation «	23,562	1,892,500
Branch Banking & Trust Corporation	77,727	3,517,147
CaixaBank SA	214,811	624,492
Canadian Imperial Bank of Commerce	38,100	3,005,909
Canadian Western Bank «	8,239	178,850
Canara Bank †	13,142	61,132
Capitec Bank Holdings Limited	15,169	700,710
Cathay General Bancorp	76,009	2,667,916
Chang Hwa Commercial Bank	2,034,079	1,088,101
Chiba Bank Limited	113,000	669,674
China CITIC Bank H Shares	3,128,000	2,040,570
China Construction Bank H Shares	23,754,990	17,701,778
China Development Financial Holding Corporation	4,863,338	1,211,524
China Merchants Bank Company Limited H Shares	954,522	2,357,847
China Minsheng Banking Corporation Limited H Shares	1,580,280	1,784,729
Chong Hing Bank Limited	5,771	11,428
CIMB Group Holdings Bhd	795,816	814,348
CIT Group Incorporated	89,142	3,641,451
Citigroup Incorporated	291,080	16,414,001
Citizens Financial Group Incorporated	242,427	8,123,729

21

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Banks (continued)
Comerica Incorporated	80,209	$5,113,324
Commerce Bancshares Incorporated	91,721	5,027,209
Commercial International Bank	194,543	749,423
Commerzbank AG	110,488	769,703
Commonwealth Bank of Australia	247,558	14,377,942
Concordia Financial Group Limited	178,200	818,532
Credicorp Limited	20,258	3,174,226
Credit Agricole SA	111,138	1,254,459
Credito Valtellinese Scarl	9,849	3,043
CTBC Financial Holding Company Limited	5,053,059	2,774,403
Cullen Frost Bankers Incorporated	60,353	4,967,655
CYBG plc †	102,609	350,065
Dah Sing Banking Group Limited	36,901	68,888
Dah Sing Financial Holdings Limited	32,795	219,648
Danske Bank AS	76,789	2,243,396
DBS Group Holdings Limited	248,687	3,044,934
DGB Financial Group Incorporated	34,107	279,204
DNB Nor ASA	85,061	1,252,881
E.SUN Financial Holding Company Limited	2,632,313	1,527,870
East West Bancorp Incorporated	158,120	7,570,786
EnTie Commercial Bank	238,977	94,472
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	746,238
Eurobank Ergasias SA †	25,114	18,818
Far Eastern International Bank	662,770	188,394
Fifth Third Bancorp	358,800	9,335,976
First Financial Bankshares Incorporated «	68,200	2,936,010
First Financial Holding Company Limited	2,554,749	1,346,587
First Gulf Bank PJSC	306,590	968,320
First Horizon National Corporation	243,320	4,642,546
First Republic Bank	71,823	5,882,304
FNB Corporation PA	217,516	3,323,644
Fukuoka Financial Group Incorporated	118,000	510,555
Fulton Financial Corporation	179,040	3,177,960
Glacier Bancorp Incorporated	78,118	2,679,447
Grupo Financiero Banorte SAB de CV	618,300	2,964,991
Grupo Financiero Inbursa SAB de CV	420,864	568,215
Grupo Financiero Santander SAB de CV	551,179	773,622
Gunma Bank Limited	61,300	311,309
Hana Financial Group Incorporated	47,314	1,301,181
Hancock Holding Company	80,332	3,337,795
Hang Seng Bank Limited	113,100	2,143,454
HDFC Bank Limited	245,309	4,299,155
HDFC Bank Limited ADR	4,473	288,598
Hokuhoku Financial Group Incorporated	18,500	299,803
Hong Leong Bank Bhd	113,401	337,715
Hong Leong Financial Group Bhd	75,101	252,243
HSBC Holdings plc	1,778,758	14,136,892
Hua Nan Financial Holdings Company Limited Class C	2,000,716	1,016,898
Huishang Bank H Shares	240,374	121,791
Huntington Bancshares Incorporated	523,859	6,527,283
IBERIABANK Corporation	44,600	3,695,110
ICICI Bank Limited	727,062	2,820,661
ICICI Bank Limited ADR	21,140	165,738
IDFC Bank Limited	243,990	243,994
Indusind Bank Limited	81,278	1,290,315
Industrial & Commercial Bank of China Limited H Shares	19,789,442	12,118,849
Industrial Bank of Korea	44,220	493,624
ING Bank Slaski SA	7,363	259,805
ING Group NV	364,202	4,960,092
International Bancshares Corporation	58,840	2,290,347
Intesa Sanpaolo RSP	86,693	179,812
Intesa Sanpaolo SpA	1,335,380	2,966,473
Israel Discount Bank Limited Class A †	70,341	143,571
Itau CorpBanca	35,444,248	286,807
Itau Unibanco Holding SA	70,891	641,405
Itausa Investimentos Itau SA	64,037	156,209
Japan Post Bank Company Limited	55,500	654,425
Jimoto Holdings Incorporated	34,300	57,264
JPMorgan Chase & Company	361,893	29,012,962

22

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)
Jyske Bank AS	7,244	$316,161
Kansai Urban Banking Corporation	7,600	85,828
Kasikornbank PCL	392,700	1,871,074
KB Financial Group Incorporated	68,363	2,461,898
KBC Groep NV	30,404	1,823,215
KeyCorp	506,039	8,759,535
Kiatnakin Finance	6,000	9,291
King’s Town Bank Company Limited	212,000	180,253
Komercni Banka AS	26,560	878,365
Kotak Mahindra Bank Limited	198,124	2,186,634
Krung Thai Bank PCL ADR	937,725	459,933
Kwangju Bank	5,204	45,850
Kyushu Financial Group Incorporated	63,436	417,528
Laurentian Bank of Canada	1,861	73,911
Lloyds Banking Group plc	5,487,074	3,973,021
Luzerner Kantonalbank AG	304	118,706
M&T Bank Corporation	73,540	10,585,348
Malayan Banking Bhd	1,007,236	1,752,401
Masraf Al Rayan	100,153	929,711
mBank SA †	3,102	239,501
Mebuki Financial Group Incorporated	124,020	450,962
Mediobanca SpA	44,444	306,647
Mega Financial Holding Company Limited	2,967,916	2,118,410
Metro Bank plc †	6,336	258,836
Metropolitan Bank & Trust Company	486,081	733,080
Mitsubishi UFJ Financial Group Incorporated	1,941,170	11,364,850
Miyazaki Bank Limited	34,000	107,583
Mizrahi Tefahot Bank Limited	8,324	116,692
Mizuho Financial Group Incorporated	3,441,600	6,094,735
National Australia Bank Limited	383,410	8,190,924
National Bank of Abu Dhabi PJSC	354,945	908,430
National Bank of Canada	30,600	1,146,276
National Bank of Greece SA †	608,097	141,788
Natixis	85,430	430,260
Nedbank Group Limited	70,250	1,147,754
Nishi-Nippon Financial Holdings Incorporated †	23,400	219,877
Nordea Bank AB	282,459	2,967,675
North Pacific Bank Limited	46,000	180,132
OTP Bank	66,278	1,786,431
Oversea-Chinese Banking Corporation Limited	446,202	2,826,605
People’s United Financial Incorporated «	328,941	6,157,776
Piraeus Bank SA †	4,331	913
PKO Bank Polski SA †	285,823	1,738,237
PNC Financial Services Group Incorporated	47,602	5,261,925
PrivateBancorp Incorporated	88,500	4,140,030
PT Bank Central Asia Tbk	3,395,500	3,582,782
PT Bank Danamon Indonesia Tbk	786,234	188,545
PT Bank Mandiri Persero Tbk	3,037,712	2,353,512
PT Bank Negara Indonesia Persero Tbk	2,701,500	1,031,563
PT Bank Pan Indonesia Tbk †	506,500	27,469
PT Bank Rakyat Indonesia Tbk	3,377,500	2,716,455
Public Bank Bhd	619,551	2,716,258
Punjab National Bank †	87,525	176,651
Qatar National Bank	68,128	2,786,042
Raiffeisen Bank International AG †	3,869	70,468
Regions Financial Corporation	585,712	7,930,540
Resona Holdings Incorporated	304,500	1,464,144
RHB Capital Bhd	258,175	283,264
Royal Bank of Canada	139,900	9,069,078
Royal Bank of Scotland Group plc †	296,857	721,683
Sberbank of Russia ADR	573,542	5,749,759
Sberbank Sponsored ADR	137,254	1,384,207
Senshu Ikeda Holdings Incorporated	45,180	195,087
Seven Bank Limited	107,600	306,609
Shiga Bank	39,000	203,173
Shimizu Bank Limited	1,000	29,413
Shinhan Financial Group Company Limited	66,659	2,514,573
Shinsei Bank Limited	305,000	487,872

23

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Banks (continued)
Shizuoka Bank Limited	84,000	$679,166
Siam Commercial Bank PCL	437,100	1,794,732
Signature Bank †	30,100	4,512,291
Sinopac Financial Holdings Company Limited	3,212,364	917,156
Skandinaviska Enskilda Banken AB Class A	159,842	1,592,735
Sociedad Matriz Banco de Chile Class B	1,087,348	357,090
Societe Generale SA	75,627	3,253,020
St. Galler Kantonalbank Class A	210	80,142
Standard Bank Group Limited	323,326	3,468,103
Standard Chartered plc †	248,820	1,995,895
State Bank of India	472,910	1,784,926
State Bank of India Limited GDR 144A	3,576	134,458
Sumitomo Mitsui Financial Group Incorporated	193,684	7,120,623
Sumitomo Mitsui Trust Holdings Incorporated	53,800	1,951,576
SunTrust Banks Incorporated	51,700	2,685,815
Suruga Bank Limited	31,800	716,303
SVB Financial Group †	28,546	4,511,124
Svenska Handelsbanken AB Class A	140,664	1,952,226
Swedbank AB Class A	92,146	2,127,107
Sydbank AS	8,747	257,289
Synovus Financial Corporation	129,379	5,008,261
Taishin Financial Holdings Company Limited	2,405,995	883,197
Taiwan Business Bank	884,704	224,000
Taiwan Cooperative Financial Holdings	2,579,128	1,136,911
TCF Financial Corporation	176,398	3,060,505
Texas Capital Bancshares Incorporated †	51,300	3,732,075
Thanachart Capital PCL	15,516	19,134
The 77 Bank Limited	56,000	263,835
The Aichi Bank Limited - Tokai	1,900	107,119
The Akita Bank Limited - Akita	25,000	80,635
The Aomori Bank Limited	28,000	92,024
The Awa Bank Limited	34,000	200,306
The Bank of Iwate Limited	2,500	100,739
The Bank of Nagoya Limited	2,600	87,155
The Bank of Okinawa Limited	3,300	123,312
The Bank of Saga Limited	25,000	60,531
The Chiba Kogyo Bank Limited	4,700	21,486
The Chugoku Bank Limited	29,200	394,591
The Daisan Bank Limited	2,700	43,071
The Daishi Bank Limited	53,000	222,368
The Ehime Bank Limited	5,400	64,429
The Eighteenth Bank Limited	24,000	71,535
The Fukui Bank Limited	32,000	78,039
The Hachijuni Bank Limited	70,000	375,071
The Hiroshima Bank Limited	86,000	378,865
The Hokkoku Bank Limited	44,000	152,686
The Hokuetsu Bank Limited	3,400	75,754
The Hyakugo Bank Limited	37,000	141,008
The Hyakujushi Bank Limited	45,000	149,862
The Iyo Bank Limited	44,400	284,862
The Juroku Bank Limited	52,000	166,811
The Kanto Tsukuba Bank Limited	15,600	45,816
The Keiyo Bank Limited	41,000	174,887
The Kiyo Bank Limited	10,800	164,259
The Michinoku Bank Limited	27,000	51,449
The Minato Bank Limited	5,600	95,352
The Musashino Bank Limited	4,900	131,275
The Nanto Bank Limited	4,000	145,273
The Ogaki Kyoritsu Bank Limited	52,000	186,810
The Oita Bank Limited	22,000	78,458
The San-in Godo Bank Limited	23,200	177,034
The Shikoku Bank Limited	41,000	105,363
The Tochigi Bank Limited	14,300	62,122
The Toho Bank Limited	37,000	133,246
The Towa Bank Limited	58,000	54,753
Tisco Financial Group PCL	6,820	10,322
TMB Bank PCL	5,991,165	339,191
Tokyo TY Financial Group Incorporated	4,800	158,385
Tomony Holdings Incorporated	20,900	107,784

24

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)
Toronto-Dominion Bank	172,162	$8,147,352
Trustmark Corporation	68,767	2,318,136
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	646,636	1,372,057
Turkiye Halk Bankasi AS	227,219	581,324
Turkiye Is Bankasi Class C	549,429	770,803
Turkiye Vakiflar Bankasi Tao	219,660	266,607
Umpqua Holdings Corporation	239,631	4,258,243
UniCredit SpA	563,189	1,206,923
Unione di Banche SpA «	81,642	182,402
United Bankshares Incorporated «	72,593	3,350,167
United Overseas Bank Limited	218,139	3,106,162
US Bancorp	161,178	7,997,652
Valiant Holding AG	1,769	169,383
Valley National Bancorp	262,149	2,972,770
VTB Bank OJSC	780,769	1,637,273
Webster Financial Corporation	99,841	4,953,112
Wells Fargo & Company (l)	454,984	24,077,753
Western Alliance Bancorp †	105,200	4,914,944
Westpac Banking Corporation «	483,004	11,153,204
Woori Bank	46,055	472,743
Yamagata Bank Limited	23,000	94,489
Yamaguchi Financial Group	36,000	374,459
Yamanashi Chou Bank Limited	25,000	110,572
Yapi Ve Kredi Bankasi AS †	184,289	167,355
Yes Bank Limited	56,788	973,873
Zions Bancorporation	93,500	3,720,365

		679,779,192

Capital Markets : 2.34%
3i Group plc	93,011	801,826
Aberdeen Asset Management plc	107,379	360,065
Affiliated Managers Group Incorporated †	30,186	4,470,547
Ameriprise Financial Incorporated	75,500	8,622,855
Ashmore Group plc	39,880	136,770
ASX Limited	5,334	191,666
Azimut Holding SpA	9,036	134,841
Bank of New York Mellon Corporation	103,256	4,896,400
BlackRock Incorporated	20,674	7,665,712
BM&F Bovespa SA	465,494	2,286,145
Bolsas y Mercados Espanoles «	6,793	206,699
Brait SE	75,105	454,285
Brewin Dolphin Holding plc	23,817	85,645
Brookfield Asset Management Incorporated Class A «	79,275	2,639,746
Canaccord Financial Incorporated	5,064	15,079
Capital Securities Corporation	362,713	101,851
CBOE Holdings Incorporated	44,900	3,093,610
China Cinda Asset Management Company Limited H Shares	2,215,557	799,789
China Galaxy Securities Company Limited H Shares	1,105,000	1,096,951
China Huarong Asset Management Company Limited †	2,999,000	1,206,328
CI Financial Corporation	21,303	421,366
CITIC Securities Company Limited H Shares	685,500	1,604,935
Close Brothers Group plc	13,950	237,901
Credicorp Capital Peru SAA (a)	112	80
Credit Suisse Group AG	153,342	2,039,130
Daewoo Securities Company Limited	41,552	247,027
Daiwa Securities Group Incorporated	240,000	1,442,035
Deutsche Bank AG †	127,306	2,004,989
Donnelley Financial Solutions †	28,515	543,781
Dundee Corporation Class A †	3,983	17,138
E*TRADE Financial Corporation †	148,500	5,124,735
Egyptian Financial Group-Hermes Holding Company †	57,952	64,878
Euronext NV 144A	10,368	404,378
FactSet Research Systems Incorporated	22,841	3,658,443
Federated Investors Incorporated Class B	96,014	2,639,425
Financial Engines Incorporated «	58,923	2,053,467
Financiere de Tubize	2,881	176,488

25

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Capital Markets (continued)
Franklin Resources Incorporated	36,300	$1,425,138
GAM Holding AG	21,185	207,120
GIMV NV	1,389	74,269
Goldman Sachs Group Incorporated	36,900	8,091,801
Grupo BTG Pactual	90,791	410,191
Haitong Securities Company Limited H Shares	804,000	1,550,679
Hargreaves Lansdown plc	24,237	356,929
Henderson Group plc	106,112	307,755
Hong Kong Exchanges & Clearing Limited	165,980	4,365,361
ICAP plc	54,134	329,789
Ichiyoshi Securities Company Limited	7,400	53,040
IG Group Holdings plc	37,974	399,347
IGM Financial Incorporated	10,400	301,169
Intercontinental Exchange Incorporated	100,002	5,540,111
Intermediate Capital Group	31,754	269,373
Investec plc	47,156	306,808
IOOF Holdings Limited «	40,299	260,389
IP Group plc †	53,049	92,394
JAFCO Company Limited	5,300	182,990
Janus Capital Group Incorporated	160,796	2,170,746
Japan Exchange Group Incorporated	75,700	1,120,893
Julius Baer Group Limited	19,658	868,726
Jupiter Fund Management plc	46,400	249,349
Kabu.com Securities Company Limited	18,800	60,144
Kingston Financial Group Limited «	512,000	244,894
Kiwoom Securities Company	1,800	98,542
Korea Investment Holdings Company Limited	9,034	309,492
Kyokuto Securities Company Limited	4,800	69,731
Lazard Limited Class A	136,912	5,319,031
Legg Mason Incorporated	95,100	3,033,690
London Stock Exchange Group plc	29,389	1,010,481
LPL Financial Holdings Incorporated	88,475	3,644,285
Macquarie Group Limited	50,620	3,136,210
Man Group plc	173,995	246,875
MarketAxess Holdings Incorporated	41,700	6,912,609
Marusan Securities Company Limited	8,000	65,032
Matsui Securities Company Limited	17,400	133,840
Mercantile Investment Company Limited †	5,857	757
Meritz Securities Company Limited	46,660	141,491
Mirae Asset Securities Company Limited	14,204	247,861
Monex Beans Holdings Incorporated	39,100	92,277
Moody’s Corporation	93,596	9,406,398
Morgan Stanley	143,100	5,918,616
NH Investment & Securities Company Class C	32,427	272,664
Nihon M&A Center Incorporated	9,400	256,352
Nomura Holdings Incorporated	495,600	2,659,835
Northern Trust Corporation	99,500	8,173,925
NorthStar Asset Management Group Incorporated	194,389	2,869,182
Okasan Holdings Incorporated	33,000	189,511
Partners Group Holding AG	1,488	722,998
Perpetual Trustees Australia Limited	7,563	265,674
Pioneers Holding †	13,767	9,240
Platinum Asset Management Limited «	43,875	177,549
Rathbone Brothers	6,015	138,327
Ratos AB Class B	21,869	90,366
Raymond James Financial Incorporated	70,707	5,086,662
Reinet Investments SCA	1,457	27,641
Samsung Securities Company Limited	13,029	357,196
SBI Holdings Incorporated	28,016	350,674
Schroders plc	11,497	397,746
Schroders plc - Non-Voting	4,395	112,565
SEI Investments Company	77,600	3,661,168
Singapore Exchange Limited	152,000	774,131
State Street Corporation	34,600	2,726,480
Stifel Financial Corporation †	73,970	3,687,405
T. Rowe Price Group Incorporated	138,900	10,286,934
The Charles Schwab Corporation	204,000	7,886,640
The NASDAQ OMX Group Incorporated	51,900	3,326,271
Thomson Corporation	34,752	1,500,237

26

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
TMX Group Limited	2,056	$103,634
Tokai Tokyo Securities Company Limited	32,300	166,857
Tullett Prebon plc	11,401	63,436
UBS Group AG	326,047	5,185,581
UOB-Kay Hian Holdings Limited	54,838	48,780
Value Partners Group Limited	67,000	60,552
Vontobel Holdings AG	3,142	158,846
Waddell & Reed Financial Incorporated	93,400	1,824,102
Waterland Financial Holdings	719,704	184,256
Yuanta Financial Holding Company Limited	3,411,330	1,236,183
Yuanta Securities Korea Company Limited †	7,124	19,348

		196,032,577

Consumer Finance : 0.45%
Acom Company Limited †	65,700	314,129
Aeon Financial Service Company Limited	16,900	281,260
Aiful Corporation †	41,800	128,975
Allied Properties (Hong Kong) Limited	297,208	66,289
Ally Financial Incorporated	222,165	4,314,444
American Express Company	75,300	5,424,612
Bajaj Finance Limited	43,630	586,289
Capital One Financial Corporation	48,600	4,084,344
Cembra Money Bank AG	2,650	195,876
Credit Saison Company Limited	22,326	400,250
Discover Financial Services	39,926	2,705,785
Hitachi Capital Corporation	6,700	164,096
Hong Leong Singapore Finance Limited	46,000	68,678
International Personal Finance plc	23,636	82,391
J Trust Company Limited	11,400	98,052
Jaccs Company Limited	22,000	102,111
LendingClub Corporation †«	298,848	1,691,480
Mahindra & Mahindra Financial Services Limited	51,709	225,612
Navient Corporation	335,119	5,774,100
Orient Corporation †	65,100	114,944
PRA Group Incorporated †	51,764	1,860,916
Provident Financial plc	12,082	440,660
Samsung Card Company Limited	9,337	333,849
Shriram Transport Finance Company Limited	46,998	621,008
SLM Corporation †	465,300	4,685,571
Sundaram Finance Limited	7,985	149,040
Synchrony Financial	74,479	2,573,994

		37,488,755

Diversified Financial Services : 0.75%
Ackermans & Van Haaren NV	2,400	314,648
AMP Limited	427,009	1,482,026
Ayala Corporation	69,362	1,012,604
Bajaj Auto Limited	5,564	173,584
Banca Mediolanum SpA	18,176	117,702
Berkshire Hathaway Incorporated Class B †	190,200	29,945,088
Bursa Malaysia Bhd	59,100	111,954
Chailease Holding Company Limited	274,560	468,612
Challenger Financial Services Group Limited	81,434	640,437
Corporation Financiera Alba	1,616	68,680
D.Carnegie & Company AB †	1	11
Deutsche Boerse AG	18,044	1,458,200
ECN Capital Corporation †	24,304	54,640
Element Financial Corporation	24,304	202,639
Eurazeo	3,850	208,918
Exor SpA	5,847	245,461
First Pacific Company Limited	479,650	337,020
FirstRand Limited	996,648	3,575,260
Fubon Financial Holding Company Limited	1,961,579	3,043,331
Fuyo General Lease Company Limited	3,300	155,762
Goldin Financial Holdings Limited †	440,000	191,736

27

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Diversified Financial Services (continued)
Groupe Bruxelles Lambert SA	7,755	$636,572
GT Capital Holdings Incorporated	19,520	454,930
Haci Omer Sabanci Holding AS	362,072	923,175
Hankook Tire Worldwide Company Limited	3,596	63,519
IBJ Leasing Company Limited	6,500	137,096
Industrivarden AB Class A	18,200	336,065
Industrivarden AB Class C	13,675	234,273
Investor AB Class A	17,400	577,874
Investor AB Class B	40,618	1,371,873
Japan Securities Finance Company Limited	17,700	84,319
Kinnevik AB Class B	21,989	538,829
Legend Holdings Corporation H Shares	153,800	371,983
Lundbergforetagen AB Class B	5,095	293,619
Metro Pacific Investments Corporation	2,050,000	255,580
Mitsubishi UFJ Lease & Finance Company Limited	73,600	339,034
Onex Corporation	8,400	589,557
ORIX Corporation	182,600	2,843,424
Pargesa Holding SA	2,020	128,150
Power Finance Corporation Limited	169,344	332,013
PSG Group Limited	28,452	393,164
Remgro Limited	132,865	1,973,603
Ricoh Leasing Company Limited	2,300	70,364
RMB Holdings Limited	252,615	1,119,743
Rural Electrification Corporation Limited	295,836	591,681
SNS REAAL NV †«(a)	4,259	0
Sofina SA	2,215	298,258
Tokyo Century Corporation	8,000	258,380
Voya Financial Incorporated	91,112	3,541,523
Wendel	3,495	404,496
Zenkoku Hosho Company Limited	7,700	260,806

		63,232,216

Insurance : 4.03%
Admiral Group plc	19,943	474,350
Aegon NV	140,767	715,823
AFLAC Incorporated	38,700	2,762,406
Ageas NV	24,124	900,371
AIA Group Limited	1,739,600	10,608,274
Alleghany Corporation †	8,400	4,770,780
Allianz AG	42,233	6,705,143
Allied World Assurance Company	93,934	4,397,051
American Financial Group Incorporated	32,748	2,692,868
American International Group Incorporated	99,145	6,278,853
AmTrust Financial Services Incorporated	92,600	2,357,596
Arch Capital Group Limited †	59,066	4,885,940
Arthur J. Gallagher & Company	81,164	4,086,607
Aspen Insurance Holdings Limited	62,324	3,175,408
Assicurazioni Generali SpA	129,712	1,638,705
Assurant Incorporated	25,299	2,184,316
Assured Guaranty Limited	138,884	4,966,492
Aviva plc	368,601	2,061,535
AXA SA	176,076	4,148,431
Axis Capital Holdings Limited	98,322	5,998,625
Bajaj Finserv Limited	7,957	347,579
Baloise Holding AG	4,595	553,642
BB Seguridade Participacoes SA	170,452	1,425,788
Beazley plc	46,327	220,844
Brown & Brown Incorporated	120,755	5,234,729
Cathay Financial Holding Company Limited	2,272,719	3,344,226
China Insurance International Holdings Company Limited †	415,000	950,222
China Life Insurance Company - Taiwan Exchange	878,600	937,232
China Life Insurance Company H Shares	2,009,000	5,840,643
China Pacific Insurance Group Company Limited H Shares	702,800	2,731,828
Chubb Limited	45,187	5,783,936
Cincinnati Financial Corporation	71,834	5,512,541
CNO Financial Group Incorporated	181,200	3,243,480
CNP Assurances	18,792	330,020
Dai-Ichi Mutual Life Insurance Company Limited	165,200	2,647,561

28

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Insurance (continued)
Delta Lloyd NV	30,564	$175,993
Direct Line Insurance Group plc	130,127	565,293
Discovery Holdings Limited	134,499	1,064,527
Dongbu Insurance Company Limited	5,940	370,917
E-L Financial Corporation Limited	200	104,054
Endurance Specialty Holdings Limited	67,978	6,267,572
Erie Indemnity Company Class A	20,800	2,229,136
Euler Hermes SA	1,281	107,595
Everest Reinsurance Group Limited	19,143	4,030,559
Fairfax Financial Holdings Limited	1,900	902,857
First American Financial Corporation	114,979	4,339,307
FNF Group	125,002	3,992,564
Genworth Financial Incorporated Class A †	504,034	2,157,266
Gjensidige Forsikring ASA	20,511	328,130
Great Eastern Holdings Limited	10,000	140,231
Great-West Lifeco Incorporated	23,800	626,493
Grupo Catalana Occidente SA	4,581	137,547
Hannover Rueck SE	5,268	559,166
Hanwha Life Insurance Company Limited	51,670	294,361
Helvetia Holding AG	513	266,667
Hiscox Limited	26,600	348,462
Hyundai Marine & Fire Insurance Company Limited	14,670	456,771
Industrial Alliance Insurance & Financial Services Incorporated	9,339	395,932
Insurance Australia Group Limited	382,174	1,577,589
Intact Financial Corporation	12,815	891,984
Japan Post Holdings Company Limited	67,785	839,573
Japan Post Insurance Company Limited	10,000	201,827
Jardine Lloyd Thompson Group plc	11,879	142,536
KB Insurance Company Limited	12,020	292,519
Kemper Corporation	48,725	1,995,289
Korea Reinsurance Company	11,222	109,911
Lancashire Holdings Limited	19,049	153,730
Legal & General Group plc	564,612	1,665,791
Lincoln National Corporation	108,353	6,945,427
Loews Corporation	133,500	5,960,775
Manulife Financial Corporation	175,200	3,050,642
Mapfre SA	59,378	178,097
Markel Corporation †	7,899	7,095,988
Medibank Private Limited	441,394	847,463
Mercury General Corporation	36,922	2,156,245
Meritz Fire & Marine Insurance Company Limited	13,130	185,317
MetLife Incorporated	106,845	5,877,543
MMI Holdings Limited	225,444	351,999
MPHB Capital Bhd †	85	23
MS&AD Insurance Group Holdings Incorporated	70,700	2,193,211
Muenchener Rueckversicherungs Gesellschaft AG	13,431	2,446,258
New China Life Insurance Company Limited H Shares	243,100	1,230,152
NIB Holdings Limited	69,823	251,101
NN Group NV	15,819	508,506
Old Mutual plc	447,204	1,062,569
Old Republic International Corporation	256,185	4,578,026
People’s Insurance Company Group of China Limited H Shares	2,502,000	1,054,798
Phoenix Group Holdings	29,951	265,695
PICC Property & Casualty Company Limited H Shares	1,168,435	1,958,313
Ping An Insurance (Group) Company of China Limited H Shares	1,283,500	7,098,840
Poste Italiane SpA	42,438	263,795
Power Corporation of Canada	32,500	725,824
Power Financial Corporation	24,500	618,656
Powszechny Zaklad Ubezpieczen SA	182,060	1,280,905
Primerica Incorporated	48,264	3,412,265
Principal Financial Group Incorporated	124,593	7,187,770
ProAssurance Corporation	54,898	3,077,033
Prudential Financial Incorporated	42,062	4,231,437
Prudential plc	237,335	4,598,324
QBE Insurance Group Limited	216,170	1,783,075
Rand Merchant Investment Holdings Limited	276,245	757,650
Reinsurance Group of America Incorporated	29,239	3,568,620
RenaissanceRe Holdings Limited	45,185	5,899,354

29

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Insurance (continued)
RLI Corporation	42,670	$2,561,907
RSA Insurance Group plc	97,743	661,010
Saga plc	57,412	136,987
Sampo Oyj Class A	45,762	2,022,970
Samsung Fire & Marine Insurance Company Limited	5,879	1,473,459
Samsung Life Insurance Company	15,277	1,489,738
Sanlam Limited	488,659	2,140,693
Santam Limited	1	17
SCOR SE	17,098	543,005
Shin Kong Financial Holding Company Limited †	3,485,718	898,962
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	12,027
Sompo Japan Nipponkoa Holdings Incorporated	56,900	1,854,143
Sony Financial Holdings Incorporated	23,800	343,254
St. James’s Place plc	47,271	555,967
Standard Life plc	184,742	798,851
Storebrand ASA †	21,988	114,928
Sun Life Financial Incorporated «	57,400	2,204,044
Suncorp Group Limited	185,747	1,714,561
Swiss Life Holding AG	2,683	737,845
Swiss Reinsurance AG	32,594	3,000,687
T&D Holdings Incorporated	89,300	1,115,421
The Allstate Corporation	36,927	2,581,936
The Hanover Insurance Group Incorporated	44,559	3,858,364
The Hartford Financial Services Group Incorporated	180,445	8,502,568
The Progressive Corporation	272,285	9,067,091
The Travelers Companies Incorporated	27,390	3,104,657
Tokio Marine Holdings Incorporated	104,500	4,474,853
Tong Yang Life Insurance Company	13,010	143,560
Topdanmark AS †	12,150	307,889
Torchmark Corporation	50,731	3,555,736
Tryg AS	10,915	196,367
Unipol Gruppo Finanziario SpA	73,717	227,824
UnipolSai SpA	197,970	377,673
Unum Group	107,953	4,563,173
Validus Holdings Limited	90,947	4,942,060
Vienna Insurance Group AG	4,394	89,437
W.R. Berkley Corporation	44,112	2,725,680
White Mountain Insurance Group Limited	4,900	4,101,153
Willis Towers Watson plc	60,514	7,526,126
XL Group Limited	126,622	4,574,853
Zurich Insurance Group AG	13,809	3,619,650

		338,268,816

Mortgage REITs : 0.39%
AGNC Investment Corporation	149,102	2,782,243
Annaly Capital Management Incorporated	491,833	5,026,533
Blackstone Mortgage Trust Incorporated Class A	96,587	2,905,337
Chimera Investment Corporation	183,979	3,120,284
Colony Financial Incorporated Class A «	115,727	2,373,561
CYS Investments Incorporated	171,052	1,375,258
Invesco Mortgage Capital Incorporated	126,078	1,878,562
MFA Mortgage Investments Incorporated	382,166	2,988,538
New Residential Investment Corporation	275,075	4,249,909
Starwood Property Trust Incorporated	106,100	2,384,067
Two Harbors Investment Corporation	358,386	3,107,207
		32,191,499

Thrifts & Mortgage Finance : 0.26%
Aareal Bank AG	3,994	141,743
Capitol Federal Financial Incorporated	127,115	2,022,400
Genworth Mortgage Insurance Canada Incorporated	2,068	50,295
Home Capital Group Incorporated «	4,758	105,269
Housing Development Finance Corporation Limited	416,770	7,690,727
Indiabulls Housing Finance Limited	89,088	995,731
LIC Housing Finance Limited	74,052	610,600
MGIC Investment Corporation †	352,374	3,196,032

30

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp Incorporated	233,138	$3,725,545
Paragon Group of Companies plc	26,738	122,243
Radian Group Incorporated	221,600	3,226,496

		21,887,081

Health Care : 9.08%

Biotechnology : 1.94%
3-D Matrix Limited †	3,100	17,938
AbbVie Incorporated	160,034	9,730,067
Abcam plc	16,796	174,111
ACADIA Pharmaceuticals Incorporated †«	103,902	2,804,315
Actelion Limited	11,077	2,135,430
Agios Pharmaceuticals Incorporated †	33,396	1,943,981
Alexion Pharmaceuticals Incorporated †	37,408	4,585,847
Alkermes plc †	84,791	4,818,673
Alnylam Pharmaceuticals Incorporated †	79,419	3,484,112
Amgen Incorporated	75,000	10,805,250
Biogen Incorporated †	37,307	10,970,869
BioMarin Pharmaceutical Incorporated †	92,649	7,933,534
bluebird bio Incorporated †«	41,300	2,492,455
Celgene Corporation †	132,624	15,717,270
CK Life Sciences International Holdings Incorporated	702,000	65,163
CSL Limited	66,050	4,779,912
Dyax Corporation †(a)	188,200	0
Genmab AS †	5,982	1,036,147
Genus plc	5,667	130,821
Gilead Sciences Incorporated	129,700	9,558,890
Green Cross Corporation	1,207	151,256
Green Cross Holdings Corporation	5,818	111,976
Grifols SA	26,431	518,238
Incyte Corporation †	97,380	9,961,000
Intercept Pharmaceuticals Incorporated †«	19,488	1,970,627
Intrexon Corporation †«	67,646	1,973,910
Ionis Pharmaceuticals Incorporated †«	134,712	5,894,997
Juno Therapeutics Incorporated †«	84,785	1,699,939
Kite Pharma Incorporated †«	49,007	2,495,927
Ligand Pharmaceuticals Incorporated †«	21,300	2,223,720
Medy-Tox Incorporated	1,142	320,606
Mesoblast Limited †«	31,890	28,494
Myriad Genetics Incorporated †	77,100	1,286,799
NanoCarrier Company Limited †«	6,400	53,368
Neurocrine Biosciences Incorporated †	96,600	4,487,070
Novavax Incorporated †«	302,100	365,541
OBI Pharma Incorporated †	50,000	440,812
OPKO Health Incorporated †«	402,965	4,186,806
PeptiDream Incorporated †«	5,100	254,097
Portola Pharmaceuticals Incorporated †	63,103	1,135,223
Radius Health Incorporated †«	41,310	2,198,518
Regeneron Pharmaceuticals Incorporated †	12,613	4,783,354
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	51,200	3,318,272
Shire Limited plc	79,789	4,652,170
Shire plc ADR	387	67,570
Sirtex Medical Limited	8,261	168,491
Swedish Orphan Biovitrum AB †	15,061	159,383
Takara Bio Incorporated	6,300	80,454
Tesaro Incorporated †«	36,700	4,979,823
Ultragenyx Pharmaceutical Incorporated †	40,359	3,159,706
United Therapeutics Corporation †	24,905	3,128,317
Vertex Pharmaceuticals Incorporated †	40,938	3,340,950
Viromed Company Limited †	2,223	199,662

		162,981,861

31

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Health Care Equipment & Supplies : 1.48%
Abbott Laboratories	147,294	$5,607,483
Abiomed Incorporated †	44,500	4,994,680
Align Technology Incorporated †	83,905	7,807,360
Ansell Limited	26,316	438,993
Asahi Intecc Company Limited	8,000	310,826
Baxter International Incorporated	45,464	2,017,238
bioMerieux SA	1,765	245,334
Boston Scientific Corporation †	128,278	2,624,568
C.R. Bard Incorporated	41,094	8,652,342
Cochlear Limited	8,162	715,432
Coloplast Class B	10,575	671,675
Cooper Companies Incorporated	27,308	4,491,893
CYBERDYNE Incorporated †«	8,948	116,929
Danaher Corporation	102,994	8,051,041
DexCom Incorporated †	93,460	6,102,003
DiaSorin SpA	1,623	87,555
Edwards Lifesciences Corporation †	119,382	9,890,799
Elekta AB Class B	35,308	291,719
Essilor International SA Cie Generale d’Optique	17,811	1,889,586
Fisher & Paykel Healthcare Corporation	89,568	518,874
Fukuda Denshi Company Limited	1,500	81,946
Getinge AB Class B	18,499	282,816
GN Store Nord A/S	17,550	342,483
Halyard Health Incorporated †	46,342	1,721,605
Hartalega Holdings Bhd	183,500	201,332
Hogy Medical Company Limited	2,000	117,477
Hoya Corporation	54,800	2,155,021
IDEXX Laboratories Incorporated †	50,374	5,926,501
Intuitive Surgical Incorporated †	6,442	4,146,973
Nagaileben Company Limited	3,800	78,787
Nakanishi Incorporated	4,000	146,847
Nihon Kohden Corporation	11,200	251,206
Nikkiso Company Limited	14,000	127,022
Nipro Corporation	22,400	246,311
NuVasive Incorporated †	55,800	3,621,420
Olympus Corporation	45,000	1,581,225
Osstem Implant Company Limited †	1,678	81,097
Paramount Bed Holdings Company Limited	2,500	91,561
ResMed Incorporated	79,251	4,872,351
Smith & Nephew plc	83,542	1,178,027
Sonova Holding AG	4,488	542,515
Steris Corporation plc	97,909	6,423,809
Straumann Holding AG	989	354,569
Sysmex Corporation	23,000	1,385,167
Teleflex Incorporated	48,990	7,247,091
Terumo Corporation	47,100	1,657,074
Top Glove Corporation Bhd	366,800	433,655
Varian Medical Systems Incorporated †	51,776	4,651,038
West Pharmaceutical Services Incorporated	81,673	6,627,764
William Demant Holding †	17,515	296,393
Zimmer Biomet Holdings Incorporated	18,400	1,874,224

		124,271,637

Health Care Providers & Services : 1.97%
Acadia Healthcare Company Incorporated †	84,841	3,224,806
Alfresa Holdings Corporation	29,600	471,665
AmerisourceBergen Corporation	91,500	7,136,085
AmSurg Corporation †«	61,200	4,168,944
Anthem Incorporated	25,174	3,588,050
Apollo Hospitals Enterprise Limited	21,420	374,050
AS ONE Corporation	2,400	102,268
Bangkok Chain Hospital PCL	87	34
Bangkok Dusit Medical Services PCL Class F	1,509,100	985,497
Brookdale Senior Living Incorporated	206,900	2,406,247
Bumrungrad Hospital PCL	107,400	577,945
Cardinal Health Incorporated	33,000	2,343,330
Centene Corporation †	95,102	5,480,728
Chemed Corporation	18,151	2,703,954

32

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
Cigna Corporation	43,200	$5,820,768
Community Health Systems Incorporated «	111,500	606,560
DaVita HealthCare Partners Incorporated †	92,743	5,875,269
Express Scripts Holding Company †	106,831	8,106,336
Fresenius Medical Care AG & Company KGaA	19,133	1,492,469
Fresenius SE & Company KGaA	36,249	2,602,853
Healthscope Limited	250,063	415,483
HealthSouth Corporation	93,600	3,900,312
Henry Schein Incorporated †	45,582	6,789,895
Humana Incorporated	25,028	5,321,954
IHH Healthcare Bhd	615,700	909,901
Korian SA	11,688	305,229
Laboratory Corporation of America Holdings †	57,085	7,184,147
Life Healthcare Group Holdings Limited	246,277	543,025
LifePoint Hospitals Incorporated †	42,256	2,321,967
Magellan Health Services Incorporated †	27,257	1,984,310
McKesson Corporation	37,900	5,450,399
Mediclinic International plc	78,796	697,983
Medipal Holdings Corporation	27,100	387,769
MEDNAX Incorporated †	52,256	3,421,200
Miraca Holdings Incorporated	8,300	371,452
Molina Healthcare Incorporated †	47,600	2,516,136
Netcare Limited	414,008	918,743
Nichii Gakkan Company	7,200	55,130
Orpea	3,644	281,547
Owens & Minor Incorporated	70,100	2,377,091
Primary Health Care Limited	92,654	251,103
Quest Diagnostics Incorporated	64,400	5,632,424
Ramsay Health Care Limited	20,419	1,067,702
Rhoen Klinikum AG	4,591	121,279
Ryman Healthcare Limited	72,433	448,849
Ship Healthcare Holdings Incorporated	6,600	172,319
Sigma Pharmaceuticals Limited	257,710	234,076
Sinopharm Group Company Limited H Shares	367,600	1,715,609
Sonic Healthcare Limited	59,652	960,290
Suzuken Company Limited	12,300	367,694
Team Health Holdings Incorporated †	82,600	3,514,630
Tenet Healthcare Corporation †	88,464	1,347,307
Toho Holdings Company Limited	9,400	182,076
TOKAI Corporation	2,600	82,951
UDG Healthcare plc	34,039	280,027
UnitedHealth Group Incorporated	163,563	25,895,294
Universal Health Services Incorporated Class B	51,000	6,274,020
VCA Incorporated †	91,900	5,752,940
Vital KSK Holdings Incorporated	9,000	75,757
WellCare Health Plans Incorporated †	49,400	6,768,788

		165,366,666

Health Care Technology : 0.21%
Allscripts Healthcare Solutions Incorporated †	188,100	2,065,338
athenahealth Incorporated †«	43,963	4,158,900
Cerner Corporation †	48,724	2,425,481
M3 Incorporated	25,900	668,526
Medidata Solutions Incorporated †	60,800	3,357,984
Veeva Systems Incorporated Class A †	108,000	5,019,840

		17,696,069

Life Sciences Tools & Services : 0.59%
Bio Techne Corporation	41,778	4,401,730
Bio-Rad Laboratories Incorporated Class A †	23,167	4,019,475
Charles River Laboratories International Incorporated †	52,620	3,741,282
Divi’s Laboratories Limited	25,894	444,120
Eurofins Scientific SE	812	355,384
Gerresheimer AG	3,694	269,554
ICON plc ADR †	5,230	395,597

33

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Illumina Incorporated †	24,157	$3,216,263
Lonza Group AG	5,820	1,039,551
Mettler-Toledo International Incorporated †	14,460	5,957,809
Parexel International Corporation †	58,996	3,480,764
QIAGEN NV †	22,655	625,484
Quintiles Transnational Holdings Incorporated †	73,355	5,635,865
Tecan Group AG	803	126,922
Thermo Fisher Scientific Incorporated	67,000	9,387,370
Waters Corporation †	44,965	6,050,940

		49,148,110

Pharmaceuticals : 2.89%
Akorn Incorporated †	98,400	2,088,048
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc †	63,993	12,433,840
Aspen Pharmacare Holdings Limited	82,217	1,693,282
Astellas Pharma Incorporated	297,000	4,100,446
AstraZeneca plc	112,231	5,826,868
Aurobindo Pharma Limited	73,202	792,241
Bayer AG	76,769	7,208,002
Bristol-Myers Squibb Company	164,085	9,260,957
BTG plc †	29,198	213,533
Bukwang Pharmaceutical Company	3,630	74,522
Cadila Healthcare Limited	101,725	596,984
Celltrion Incorporated †«	13,443	1,177,506
China Medical System Holding Limited	329,000	548,864
Chugai Pharmaceutical Company Limited	29,100	817,766
Cipla Limited India	112,548	931,639
Daiichi Sankyo Company Limited	89,000	1,853,048
Dong-A ST Company Limited	1,090	78,600
Dr. Reddys Laboratories Limited	23,358	1,090,933
Eisai Company Limited	40,900	2,362,730
Eli Lilly & Company	97,319	6,532,051
Endo International plc †	98,936	1,583,965
Galenica AG	419	443,026
GlaxoSmithKline Pharmaceuticals Limited	4,235	167,930
GlaxoSmithKline plc	437,688	8,189,882
Glenmark Pharmaceuticals Limited	35,144	449,563
H. Lundbeck AS †	7,172	273,381
Hanmi Pharm Company Limited	750	236,410
Hanmi Science Company Limited	4,294	275,480
Haw Par Corporation Limited	27,500	173,632
Hikma Pharmaceuticals plc	10,618	225,982
Hisamitsu Pharmaceutical Company Incorporated	11,600	557,668
Horizon Pharma plc †	180,677	3,577,405
Hua Han Bio-Pharmaceutical Holdings Limited H Shares (a)	4,987	341
Ilyang Pharmaceutical Company Limited †	2,300	71,023
Indivior plc	61,638	248,794
Ipsen SA	2,572	174,323
Jazz Pharmaceuticals plc †	34,000	3,523,420
Jeil Pharmaceutical Company	1,190	57,920
Johnson & Johnson	274,096	30,506,885
Kaken Pharmaceutical Company Limited	5,600	297,609
Kissei Pharmaceutical Company Limited	5,400	126,734
Komipharm International Company †	5,117	153,197
Kyorin Company Limited	7,300	153,268
Kyowa Hakko Kogyo Company Limited	35,500	506,411
LG Life Sciences Limited †	1,820	90,451
Lupin Limited	66,388	1,459,540
Mallinckrodt plc †	48,468	2,554,264
Merck & Company Incorporated	277,085	16,954,831
Merck KGaA	12,492	1,251,676
Mitsubishi Tanabe Pharma Corporation	33,800	635,495
Mochida Pharmaceutical Company Limited	2,200	152,878
Mylan NV †	75,097	2,749,301
Nichi-Iko Pharmaceutical Company Limited	8,000	110,555
Nippon Shinyaku Company Limited	8,400	390,612
Novartis AG	231,957	16,027,323

34

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Novo Nordisk AS Class B	176,159	$5,972,044
Ono Pharmaceutical Company Limited	73,100	1,618,800
Orion Oyj Class A	3,628	152,921
Orion Oyj Class B	8,702	370,019
Otsuka Holdings Company Limited	76,900	3,123,590
Pacira Pharmaceuticals Incorporated †	41,719	1,328,750
Perrigo Company plc	79,946	6,902,538
Pfizer Incorporated	607,671	19,530,546
Piramal Enterprises Limited	18,361	454,177
Prestige Brands Holdings Incorporated †	59,000	2,806,630
PT Kalbe Farma Tbk	7,442,000	823,686
Recordati SpA	6,569	178,858
Roche Holding AG	2,539	574,628
Roche Holding AG Genusschein	62,032	13,831,666
Rohto Pharmaceutical Company Limited	16,300	230,242
Sanofi SA	103,560	8,353,684
Santen Pharmaceutical Company Limited	56,800	693,089
Sawai Pharmaceutical Company Limited	5,200	278,624
Seikagaku Corporation	5,500	78,698
Shionogi & Company Limited	42,100	1,990,831
Sino Biopharmaceutical Limited	1,218,000	835,397
Sosei Group Corporation †	2,300	283,869
Stada Arzneimittel AG	5,207	254,354
Sumitomo Dainippon Pharma Company Limited	25,200	411,685
Sun Pharmaceutical Industries Limited	300,733	3,118,533
Taisho Pharmaceutical Holding Company Limited	7,500	639,832
Takeda Pharmaceutical Company Limited	101,800	4,168,813
Teva Pharmaceutical Industries Limited	94,247	3,493,090
The Medicines Company †	71,200	2,499,120
The United Laboratories International Holdings Limited †	500	271
Torrent Pharmaceuticals Limited	20,280	408,021
Towa Pharmaceutical Company Limited	1,900	68,507
Tsumura & Company	10,400	281,351
TTY Biopharm Company Limited	65,000	198,428
UCB SA	13,970	898,730
Valeant Pharmaceuticals International Incorporated †	30,257	478,418
Yuhan Corporation	1,877	316,299
Yungjin Pharmaceutical Company †«	13,070	93,912
Zeria Pharmaceutical Company Limited	6,400	103,884

		241,879,570

Industrials : 11.08%

Aerospace & Defense : 1.21%
Airbus Group NV	54,584	3,486,670
Arconic Incorporated	212,166	4,090,560
BAE Systems plc	307,386	2,309,530
Bharat Electronics Limited	27,081	569,343
Bombardier Incorporated Class B †	143,159	200,357
BWX Technologies Incorporated	108,308	4,241,341
CAE Incorporated	24,800	365,732
Chemring Group plc †	12,198	25,335
Cobham plc	161,040	331,053
Dassault Aviation SA	313	341,851
Elbit Systems Limited	1,785	180,676
General Dynamics Corporation	27,726	4,861,754
Hanwha Techwin Company Limited	9,105	372,674
HEICO Corporation	23,600	1,852,600
HEICO Corporation Class A	40,400	2,714,880
Hexcel Corporation	103,000	5,327,160
Huntington Ingalls Industries Incorporated	50,900	9,098,884
KLX Incorporated †	53,245	2,076,023
Korea Aerospace Industries Limited	7,520	426,480
L-3 Communications Holdings Incorporated	35,785	5,645,799
Leonardo-Finmeccanica SpA †	34,904	453,164
Lockheed Martin Corporation	24,649	6,538,147
MacDonald Dettwiler & Associates Limited	2,966	155,156

35

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Aerospace & Defense (continued)
Meggitt plc	77,064	$455,500
Moog Incorporated Class A †	36,340	2,537,622
MTU Aero Engines AG	4,407	463,199
Northrop Grumman Corporation	17,951	4,481,467
Orbital ATK Incorporated	64,114	5,470,848
Qinetiq Group plc	51,946	157,937
Raytheon Company	28,400	4,246,936
Rolls-Royce Holdings plc	181,553	1,536,731
Rolls-Royce Holdings plc Class C †(a)	8,351,438	10,449
Saab AB Class B	5,318	197,433
Safran SA	31,081	2,133,601
Senior plc	38,774	89,702
Singapore Technologies Engineering Limited	264,000	622,542
Teledyne Technologies Incorporated †	38,576	4,816,985
Thales SA	9,751	952,126
TransDigm Group Incorporated	27,940	7,024,954
Triumph Group Incorporated	55,800	1,551,240
Ultra Electronics Holdings plc	5,405	136,878
United Technologies Corporation	78,009	8,403,129
Zodiac Aerospace SA	17,330	384,242

		101,338,690

Air Freight & Logistics : 0.29%
Bollore†	459	1,508
Bollore Investissement	97,380	319,532
Bpost SA	9,098	204,421
Deutsche Post AG	89,813	2,807,102
Expeditors International of Washington Incorporated	83,200	4,387,968
FedEx Corporation	41,400	7,935,138
Freightways Limited	37,588	178,353
Hub Group Incorporated Class A †	37,201	1,594,063
Hyundai Glovis Company Limited	2,877	391,295
Kerry Logistics Network Limited	72,526	97,057
Kintetsu World Express Incorporated	5,900	83,700
Mainfreight Limited	9,747	139,230
Mitsui-Soko Company Limited	20,000	58,389
Oesterreichische Post AG	4,954	160,455
Panalpina Welttransport Holdings AG	1,522	189,670
PostNL†	25,238	124,380
Royal Mail plc	72,366	424,291
Singapore Post Limited	260,000	268,462
XPO Logistics Incorporated †«	89,405	3,981,205
Yamato Holdings Company Limited	55,200	1,105,640

		24,451,859

Airlines : 0.47%
Air Canada †	26,372	265,035
Air China H Shares	534,000	366,258
Air France-KLM †	16,025	86,432
All Nippon Airways Company Limited	169,000	468,718
Allegiant Travel Company	14,500	2,369,300
American Airlines Group Incorporated	49,481	2,297,898
Asiana Airlines †	21,610	87,157
Cathay Pacific Airways Limited	167,000	226,068
China Airlines	594,775	178,397
Chorus Aviation Incorporated	63	309
Deutsche Lufthansa AG	24,014	311,141
easyJet plc	22,179	274,729
Eva Airways Corporation	427,849	210,079
International Consolidated Airlines	72,922	395,525
Japan Airlines Company Limited	16,405	485,389
JetBlue Airways Corporation †	360,213	7,236,679
Korean Air Lines Company Limited †	7,538	201,499
LANTAM Airlines Group SA †	79,059	713,408
Qantas Airways Limited	191,247	466,047
Ryanair Holdings plc †	15,795	1,261,073

36

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Airlines (continued)
Singapore Airlines Limited	90,200	$629,295
Southwest Airlines Company	103,800	4,838,118
Spirit Airlines Incorporated †	78,014	4,337,578
Turk Hava Yollari Anonim Ortakligi †	270,807	379,131
United Continental Holdings Incorporated †	163,800	11,294,010
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	32,660	512,037

		39,891,310

Building Products : 0.70%
A.O. Smith Corporation	165,200	8,033,676
Aica Kogyo Company Limited	9,900	260,469
Allegion plc	54,900	3,673,359
Armstrong World Industries Incorporated	55,800	2,326,860
Asahi Glass Company Limited	163,000	1,058,599
Assa Abloy AB Class B	92,949	1,757,634
Belimo Holding AG	43	124,766
Bunka Shutter Company Limited	12,000	91,150
Central Glass Company Limited	31,000	122,477
Compagnie de Saint-Gobain SA	45,570	1,976,569
Daikin Industries Limited	40,400	3,783,803
Dorma+Kaba Holding AG Class B	280	202,282
Geberit AG	3,718	1,471,914
GWA International Limited	44,009	91,971
Johnson Controls International plc	446,067	20,064,094
KCC Corporation	841	267,972
Kingspan Group plc	16,453	439,430
Lennox International Incorporated	43,558	6,475,768
LIXIL Group Corporation	39,500	878,353
Nibe Industrier AB Class B	61,316	455,077
Nichias Corporation	18,000	174,171
Nichiha Corporation	4,400	110,611
Nippon Sheet Glass Company Limited †	12,400	87,251
Nitto Boseki Company Limited	27,000	105,022
Noritz Corporation	6,000	106,674
Okabe Company Limited	8,500	75,040
Owens Corning Incorporated	51,600	2,651,208
Rockwool International AS Class B	400	64,498
Sankyo Tateyama Incorporated	4,600	62,805
Sanwa Holdings Corporation	32,700	322,984
Sekisui Jushi Corporation	6,000	90,940
Taiwan Glass Industrial Corporation †	387,415	164,092
Takara Standard Company Limited	10,000	165,377
Takasago Thermal Engineering Company	9,700	129,299
TOTO Limited	21,800	835,567
Uponor Oyj	2,800	45,137

		58,746,899

Commercial Services & Supplies : 0.71%
Aeon Delight Company Limited	3,500	96,062
Aggreko plc	24,032	245,813
Babcock International Group plc	46,368	554,049
Berendsen plc	15,297	169,481
Bilfinger SE †	4,408	166,527
Brambles Limited	227,942	1,982,854
Cabcharge Australia Limited	26,928	73,376
China Everbright International Limited	717,000	868,923
Cintas Corporation	47,500	5,443,500
Clean Harbors Incorporated †	58,104	3,070,796
Cleanaway Waste Management Limited	162,245	132,390
Copart Incorporated †	108,390	5,931,101
Covanta Holding Corporation	146,500	2,138,900
Dai Nippon Printing Company Limited	84,000	794,441
Daiseki Company Limited	6,700	127,728
De La Rue plc	11,470	82,520

37

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Commercial Services & Supplies (continued)
Deluxe Corporation	50,634	$3,427,922
Downer EDI Limited	82,141	343,925
Duskin Company Limited	8,400	168,800
Edenred	14,866	313,460
G4S plc	126,965	387,774
HomeServe plc	12,155	92,162
Intrum Justitia AB	10,031	303,775
ISS AS	13,842	473,207
KEPCO Plant Service & Engineering Company Limited	3,274	161,593
Kokuyo Company Limited	17,300	201,875
Loomis AB Class B	8,827	233,529
LSC Communications Incorporated	28,515	588,550
Mitie Group plc «	40,984	105,430
Mitsubishi Pencil Company Limited	4,400	228,836
MSA Safety Incorporated	34,521	2,145,825
Nissha Printing Company Limited	5,200	110,132
Okamura Corporation	15,400	130,975
Oyo Corporation	3,900	45,680
Park24 Company Limited	14,600	414,755
Pilot Corporation	5,100	211,079
Pitney Bowes Incorporated	190,600	2,735,110
Prosegur Compania de Seguridad SA	26,730	166,013
Regus plc	55,194	160,907
Relia Incorporated	8,300	79,877
Rentokil Initial plc	173,799	466,228
Republic Services Incorporated	108,100	5,998,469
Ritchie Bros. Auctioneers Incorporated	6,229	237,419
Rollins Incorporated	54,900	1,763,937
RR Donnelley & Sons Company	76,040	1,322,336
S1 Corporation Incorporated	2,828	229,569
Sato Corporation	4,000	78,948
Secom Company Limited	29,400	2,137,831
Securitas AB Class B	25,461	374,069
Serco Group plc †	97,398	162,080
Societe BIC SA	2,766	357,795
Sohgo Security Services Company Limited	11,900	484,196
Spotless Group Holdings Limited	290,919	197,643
Stericycle Incorporated †	47,931	3,497,525
Taiwan Secom Company Limited	64,960	177,314
Tetra Tech Incorporated	58,700	2,515,295
Tomra Systems ASA	7,776	77,635
Toppan Forms Company Limited	6,500	61,929
Toppan Printing Company Limited	88,000	797,657
Transcontinental Incorporated Class A	3,424	47,538
Waste Connections Incorporated	10,108	772,656
Waste Connections Incorporated - Toronto Exchange	5,786	441,843
Waste Management Incorporated	38,353	2,666,301

		59,975,865

Construction & Engineering : 0.70%
Abengoa SA Class A †	2,071	1,045
Actividades de Construccion y Servicios SA	16,688	491,427
AECOM Technology Corporation †	162,600	5,910,510
Aecon Group Incorporated	8,690	101,113
Arcadis NV	7,054	81,976
Balfour Beatty plc	61,174	204,900
Bouygues SA	16,989	576,185
Budimex SA	6,367	311,010
Cardno Limited †	53,299	37,784
Carillion plc	47,881	147,855
Chicago Bridge & Iron Company NV	109,500	3,669,345
China Communications Construction Company Limited H Shares	1,122,779	1,346,206
China Railway Group Limited Class H	1,159,000	1,045,961
China State Construction International Holdings Limited	438,000	708,118
Chiyoda Corporation	25,000	179,406
Chudenko Corporation	4,600	92,680
CIMIC Group Limited	17,730	403,518
Comsys Holdings Corporation	16,700	285,377

38

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Construction & Engineering (continued)
CTCI Corporation	123,000	$194,497
Daelim Industrial Company Limited	6,425	419,888
Daewoo Engineering & Construction Company Limited †	31,654	139,986
Dialog Group Bhd	784,124	280,922
Dycom Industries Incorporated «	34,900	2,555,727
Eiffage SA	4,842	319,608
EverChina International Holdings Company Limited †	960,000	42,700
Ferrovial SA	38,728	686,490
FLSmidth & Company AS	5,428	222,521
Fluor Corporation	66,600	3,563,766
Galliford Try plc	7,693	121,666
Gamuda Bhd	392,350	421,693
GS Engineering & Construction Corporation †	11,855	239,828
Hanison Construction Holding Limited	30,555	5,357
Hazama Ando Corporation	30,100	211,270
Hibiya Engineering Limited	6,000	86,115
Hochtief AG	4,214	599,365
Hyundai Development Company	9,673	341,726
Hyundai Engineering & Construction Company Limited	11,463	385,842
IJM Corporation Bhd	1,039,140	751,550
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	152,023	187,591
Interserve plc	12,112	45,350
Jacobs Engineering Group Incorporated †	55,200	3,422,952
JGC Corporation	35,500	585,849
Kajima Corporation	136,000	953,385
Kandenko Company Limited	16,000	148,945
KBR Incorporated	145,200	2,426,292
KEPCO Engineering & Construction Company Incorporated	1,785	35,653
Kier Group plc	8,943	155,981
Kinden Corporation	19,700	248,478
Koninklijke Bam Groep NV	28,912	125,021
Kumagai Gumi Company Limited	61,000	156,759
Kumho Industrial Company Limited †	9	67
Kyowa Exeo Corporation	14,600	206,484
Kyudenko Corporation	7,200	202,019
Larsen & Toubro Limited	54,392	1,098,783
Larsen & Toubro Limited GDR	8,011	159,813
Maeda Corporation	23,000	214,108
Maeda Road Construction Company Limited	10,000	172,020
Malaysian Resources Corporation Bhd	50	15
Mirait Holdings Corporation	11,700	111,984
Monadelphous Group Limited	19,272	151,564
NCC AB Class B	8,600	205,424
Nippo Corporation	8,000	153,070
Nippon Densetsu Kogyo Company Limited	8,000	129,295
Nippon Koei Company Limited	15,000	65,294
Nishimatsu Construction Company Limited	38,000	186,670
Obayashi Corporation	98,800	939,595
Obrascon Huarte Lain SA	10,626	28,977
Okumura Corporation	29,000	168,821
Peab AB	21,523	166,158
Penta-Ocean Construction Company Limited	41,700	204,481
Quanta Services Incorporated †	168,300	5,675,076
Royal Boskalis Westminster NV	8,093	252,603
Samsung Engineering Company Limited †«	30,682	248,805
Sanki Engineering Company Limited	6,400	53,648
Shimizu Corporation	99,000	912,076
Sho-Bond Holdings Company Limited	3,600	161,427
Sino Thai Engineering & Construction PCL	374,529	304,414
Skanska AB Class B	34,816	800,298
SNC-Lavalin Group Incorporated	14,400	610,175
Socam Development Limited †	63	21
Sumitomo Mitsui Construction Company Limited	111,400	123,664
Taikisha Limited	5,400	133,200
Taisei Corporation	160,000	1,157,991
Takamatsu Corporation	3,600	79,895
Toa Corporation	3,100	51,646
Toda Corporation	37,000	207,307

39

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Construction & Engineering (continued)
Tokyu Construction Company Limited	13,280	$108,882
Toshiba Plant Systems & Services Corporation	6,000	89,891
Totetsu Kogyo Company Limited	4,400	116,918
Toyo Engineering Corporation	28,000	78,318
United Engineers Limited	59,000	107,022
Valmont Industries Incorporated	25,377	3,778,635
Vinci SA	43,394	2,816,036
WSP Global Incorporated	5,250	186,152
YIT Oyj	11,040	88,341
Yokogawa Bridge Holdings Corporation	8,000	91,674

		58,475,946

Electrical Equipment : 0.74%
ABB Limited	183,256	3,734,695
ABB Limited - Natl India Exchange	14,757	228,764
Acuity Brands Incorporated	23,962	6,024,286
AMETEK Incorporated	129,368	6,125,575
Bharat Heavy Electricals limited	223,538	425,039
Cosel Company Limited	4,900	49,769
Daihen Corporation	18,000	112,652
Denyo Company Limited	3,200	40,670
Doosan Heavy Industries & Construction Company Limited	13,384	295,374
Eaton Corporation plc	43,003	2,860,130
Elswedy Cables Holding Company	9,692	41,757
Emerson Electric Company	61,404	3,465,642
FDG Electric Vehicles Limited †	1,480,000	72,507
Fuji Electric Holdings Company Limited	88,000	432,289
Fujikura Limited	40,500	218,421
Furukawa Electric Company Limited	10,400	321,350
Futaba Corporation	4,700	73,208
Gamesa Corporación Tecnologica SA	20,083	417,079
GS Yuasa Corporation	61,000	245,802
Havells India Limited	71,752	360,967
Hubbell Incorporated	29,500	3,312,260
Johnson Electric Holdings Limited	54,750	158,465
Legrand SA	23,684	1,324,103
LS Corporation	7,178	373,928
LS Industrial Systems Company Limited	3,641	121,154
Mabuchi Motor Company Limited	8,100	451,003
Melrose Industries plc	170,482	390,885
Mitsubishi Electric Corporation	296,000	4,078,878
Nidec Corporation	37,800	3,383,349
Nitto Kogyo Corporation	4,900	68,914
Nordex AG †	816	16,799
Osram Licht AG	7,623	388,086
Prysmian SpA	18,370	439,425
Rockwell Automation Incorporated	71,900	9,613,749
Sanyo Denki Company Limited	6,000	38,600
Schneider Electric SE	52,663	3,506,290
Schneider Electric SE - London Exchange	1,614	107,357
Sensata Technologies Holding NV †	95,700	3,576,309
SGL Carbon SE †«	3,056	28,664
Shihlin Electric	118,000	148,088
Sumitomo Electric Industries Limited	109,500	1,533,794
Teco Electric & Machinery Company Limited	774,000	647,165
Ushio Incorporated	18,700	225,404
Vestas Wind Systems AS	23,748	1,566,884
Voltronic Power Technology Corporation	13,650	178,799
Walsin Lihwa Corporation	600,000	252,251
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	151,000	819,584

		62,296,163

Industrial Conglomerates : 1.04%
Aboitiz Equity Ventures Incorporated	814,780	1,200,133
Aditya Birla Nuvo Limited	9,359	173,004

40

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Industrial Conglomerates (continued)
Alfa SAB de CV Class A	869,400	$1,150,552
Alliance Global Group Incorporated	970,700	253,752
Antarchile SA	32,607	328,002
Beijing Enterprises Holdings Limited	135,000	623,090
Bidvest Group Limited	93,694	1,083,662
Boustead Holdings Bhd	158,368	77,659
CITIC Pacific Limited	1,619,000	2,492,214
CJ Corporation	1,980	297,241
CK Hutchison Holdings Limited	384,296	4,682,005
DCC plc	9,251	709,538
DMCI Holdings Incorporated	2,121,900	576,024
Doosan Corporation	2,425	229,214
Enka Insaat Ve Sanayi AS	342,626	465,717
Far Eastern New Century Corporation	1,360,496	1,003,095
Fosun International	445,000	659,769
General Electric Company	897,838	27,617,497
Grupo Carso SAB de CV	111,000	413,984
Guoco Group Limited	14,000	157,030
Hanwha Corporation (Korea)	11,460	346,040
HAP Seng Consolidated Bhd	197,100	350,420
Hopewell Holdings	123,000	448,772
Industries Qatar	18,137	523,025
Jardine Matheson Holdings Limited	43,585	2,362,307
Jardine Strategic Holdings Limited	28,894	957,258
JG Summit Holdings	966,992	1,327,110
Katakura Industries Company Limited	5,400	60,370
Keihan Electric Railway Company Limited	82,000	521,795
Keppel Corporation Limited	270,051	1,026,810
Koc Holding AS	227,557	824,602
Koninklijke Philips NV «	95,657	2,751,509
LG Corporation	21,404	1,034,452
LT Group Incorporated	735,600	193,774
MMC Corporation Bhd	109,200	58,683
Mytilineos Holdings SA †	1,209	7,598
Nisshinbo Holdings Incorporated	21,600	209,194
NWS Holdings Limited	304,024	525,227
Quinenco SA	62,686	146,516
Rheinmetall AG	3,555	253,571
Roper Industries Incorporated	56,693	10,267,669
Samsung C&T Corporation	14,897	1,631,082
San Miguel Corporation	214,380	362,114
Seibu Holdings Incorporated	32,708	586,374
SembCorp Industries Limited	165,000	310,810
Shun Tak Holdings Limited	294,250	108,497
Siemens AG	69,315	7,831,207
Siemens India Limited	21,727	345,082
Sime Darby Bhd	699,391	1,246,563
SK Company Limited	6,119	1,211,709
SM Investments Corporation	160,932	2,019,336
Smiths Group plc	35,162	620,765
Tokai Holdings Corporation	17,500	115,336
Top Frontier Investment Holdings Incorporated †	8	39
Toshiba Corporation †	584,000	2,170,507
Turk Sise Ve Cam Fabrikalari AS	151,693	146,585
Yazicilar Holding AS Class A	9,222	32,854

		87,128,744

Machinery : 2.45%
Aalberts Industries NV	11,130	339,139
Actuant Corporation Class A	66,700	1,730,865
AG Growth International Incorporated	1,000	40,348
AGCO Corporation	71,100	3,967,380
Aida Engineering Limited	11,300	103,612
Airtac International Group	16,852	127,687
Alfa Laval AB	28,699	430,665
Allison Transmission Holdings Incorporated	177,013	5,871,521
Alstom SA †	20,310	550,193

41

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Machinery (continued)
Amada Company Limited	51,500	$573,048
Andritz AG	7,071	364,818
Asahi Diamond Industrial Company Limited	7,800	57,543
Ashok Leyland Limited	330,303	383,630
Atlas Copco AB Class A	61,897	1,872,453
Atlas Copco AB Class B	37,370	1,004,470
ATS Automation Tooling Systems Incorporated †	4,800	37,520
Bando Chemical Industries Limited	7,500	66,605
Bodycote plc	18,289	131,121
Bucher Industries AG	862	198,225
Cargotec Oyj Corporation Class B	3,652	147,740
Caterpillar Incorporated	58,493	5,589,591
China Conch Venture Holdings Limited	543,000	1,001,083
CKD Corporation	8,500	102,233
CLARCOR Incorporated	54,438	3,835,157
CNH Industrial NV	78,164	666,050
Colfax Corporation †	109,364	4,113,180
Cosco Corporation Singapore Limited †	190,000	35,790
CRRC Corporation Limited H Shares	1,315,000	1,298,640
CSBC Corporation Taiwan	102	43
Cummins Incorporated	15,900	2,254,302
Cummins India Limited	13,858	159,709
Daewoo Shipbuilding & Marine Engineering Company Limited †«(a)	16,970	65,032
Daifuku Company Limited	16,700	322,600
Deere & Company	27,300	2,735,460
DMG Mori Seiki AG	3,643	161,198
DMG Mori Seiki Company Limited	16,700	192,976
Donaldson Company Incorporated	140,600	5,702,736
Doosan Infracore Company Limited †	19,520	130,406
Dover Corporation	71,700	5,206,137
Duerr AG	2,309	184,347
Ebara Corporation	13,800	358,736
Eicher Motors Limited	4,371	1,380,593
FANUC Corporation	26,700	4,505,428
Fortive Corporation	167,944	9,235,241
Fuji Machine Manufacturing Company Limited	13,300	150,897
Fujitec Company Limited	10,000	109,698
Furukawa Company Limited	61,000	110,371
GEA Group AG	16,445	612,986
Georg Fischer AG	456	390,204
Glory Limited	10,100	329,736
Graco Incorporated	62,100	5,044,383
Hanjin Heavy Industries & Construction Company Limited †	14,343	40,549
Hillenbrand Incorporated	64,086	2,243,010
Hino Motors Limited	41,900	425,208
Hitachi Construction Machinery Company Limited	15,400	316,871
Hitachi Koki Company Limited	9,300	85,030
Hitachi Zosen Corporation	23,300	123,623
Hiwin Technologies Corporation	59,684	248,114
Hong Leong Asia Limited	11,000	5,334
Hoshizaki Electric Company Limited	7,700	652,183
Hyundai Elevator Company †	2,044	101,059
Hyundai Heavy Industries Company Limited †	7,814	949,136
Hyundai Mipo Dockyard Company Limited †	2,652	140,421
Hyundai Rotem Company Limited †	9,250	148,358
IDEX Corporation	42,263	3,956,239
IHI Corporation †	212,000	587,422
Illinois Tool Works Incorporated	30,600	3,830,508
IMI plc	29,234	354,802
Ingersoll-Rand plc	120,800	9,004,432
Iseki & Company Limited	31,000	61,510
ITT Incorporated	93,289	3,766,077
Japan Steel Works	11,000	195,472
Joy Global Incorporated	100,800	2,825,424
JTEKT Corporation	33,900	542,258
Kawasaki Heavy Industries Limited	229,000	722,600
Kennametal Incorporated	82,000	2,828,180
King Slide Works Company Limited	17,000	194,412
Kion Group AG	5,692	322,627

42

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Machinery (continued)
Kitz Corporation	15,100	$86,980
Komatsu Limited	134,030	3,085,250
Komori Corporation	7,900	100,955
Kone Oyj Class B	38,458	1,693,973
Konecranes Oyj	3,753	129,432
Krones AG	626	56,746
Kubota Corporation	163,065	2,462,259
Kurita Water Industries Limited	16,200	336,730
Kyokuto Kaihatsu Kogyo Company	6,900	89,262
Lincoln Electric Holdings Incorporated	70,300	5,519,253
Makino Milling Machine Company Limited	16,000	113,002
Makita Corporation	19,200	1,300,642
MAN SE	3,130	308,711
Max Company Limited	6,000	70,591
Meidensha Corporation	29,000	92,522
Metso Oyj	12,945	366,317
Minebea Company Limited	52,000	515,432
Mitsubishi Heavy Industries Limited	465,000	2,059,892
Mitsuboshi Belting Company Limited	10,000	88,283
Mitsui Engineering & Shipbuilding Company Limited	121,000	173,454
Miura Company Limited	16,600	250,440
Morgan Advanced Materials plc	21,935	77,450
Morita Holdings Corporation	7,000	100,223
Nabtesco Corporation	15,900	404,154
Nachi-Fujikoshi Corporation	32,000	122,792
NGK Insulators Limited	39,500	754,748
Nippon Sharyo Limited †	14,000	34,754
Nippon Thompson Company Limited	13,000	48,862
Nitta Corporation	3,300	84,948
NKT Holding AS	1,131	77,007
Nordson Corporation	59,442	6,344,245
Noritake Company Limited	1,700	38,456
Norma Group Se	2,994	118,487
NSK Limited	66,500	724,260
NTN Corporation	73,000	273,738
OILES Corporation	3,800	68,623
Okuma Corporation	21,000	183,742
OSG Corporation	14,100	278,660
Oshkosh Corporation	77,500	5,425,000
Paccar Incorporated	57,956	3,601,965
Pentair plc	92,610	5,321,371
Rotork plc	77,250	226,656
Ryobi Limited	20,000	79,892
Samsung Heavy Industries Company Limited †	46,421	329,579
Sandvik AB	105,184	1,245,402
Schindler Holding AG	2,474	434,112
Schindler Holding AG - Participation Certificate	5,042	895,628
SembCorp Marine Limited	147,200	143,262
Shima Seiki Manufacturing Limited	4,400	133,071
Shinmaywa Industries Limited	12,000	100,905
Singamas Container Holding †	180,000	19,493
Sintokogio Limited	10,700	86,232
SKF AB Class A	976	17,673
SKF AB Class B	35,091	631,598
SMC Corporation	9,300	2,643,556
Snap-on Incorporated	32,800	5,484,160
Spirax-Sarco Engineering plc	7,515	401,592
Star Micronics Company Limited	6,100	82,965
Sulzer AG	2,037	208,368
Sumitomo Heavy Industries Limited	84,000	505,887
Tadano Limited	18,900	201,217
Takuma Company Limited	14,000	117,477
Terex Corporation	112,700	3,439,604
The Middleby Corporation †	64,000	8,766,720
The Timken Company	76,000	2,967,800
The Toro Company	62,240	3,294,363
THK Company Limited	16,900	363,541
Toshiba Machine Company Limited	18,000	67,654

43

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Machinery (continued)
Trelleborg AB Class B	21,858	$399,344
Tsubakimoto Chain Company	23,000	180,936
Tsugami Corporation	9,000	49,561
Tsukishima Kikai Company Limited	5,000	54,630
Valmet Corporation	12,945	197,702
Vesuvius plc	23,880	117,543
Volvo AB Class A	43,600	465,887
Volvo AB Class B	132,230	1,413,657
WABCO Holdings Incorporated †	28,700	2,827,237
Wabtec Corporation	50,380	4,265,675
Wartsila Oyj	17,118	721,528
WEG SA	209,260	963,374
Weir Group plc	19,922	450,669
Woodward Governor Company	61,700	4,178,941
Xylem Incorporated	82,279	4,243,951
Zardoya Otis SA	16,366	127,836

		205,184,874

Marine : 0.10%
A.P. Moller Maersk AS Class A	200	253,976
A.P. Moller Maersk AS Class B	645	855,363
DS Norden AS †	1,300	19,795
Evergreen Marine Corporation (Taiwan) Limited †	336,630	127,267
Hyundai Merchant Marine Company Limited †	2,539	15,637
Iino Kaiun Kaisha Limited	15,900	58,372
Kawasaki Kisen Kaisha Limited «	129,000	283,021
Kirby Corporation †	59,918	3,801,797
Kuehne & Nagel International AG	5,401	705,471
MISC Bhd	427,800	703,102
Mitsui OSK Lines Limited	165,000	424,020
Nippon Yusen Kabushiki Kaisha	233,000	431,764
Orient Overseas International Limited	30,500	121,701
Pacific Basin Shipping Limited †	504,000	82,522
Pan Ocean Company Limited †	159	535
U-Ming Marine Transport Corporation	113,000	92,178
Wan Hai Lines Limited	209,212	108,633
Yang Ming Marine Transport †	285,357	51,479

		8,136,633

Professional Services : 0.62%
Adecco SA	17,602	1,084,652
ALS Limited	74,573	336,468
Bureau Veritas SA	23,580	443,845
Capita plc	61,090	400,906
CEB Incorporated	35,832	2,112,296
Dksh Holding AG	2,262	150,733
Equifax Incorporated	66,700	7,633,815
Experian Group Limited	87,165	1,646,818
Hays plc	95,742	166,392
IHS Markit Limited †	155,139	5,575,696
Intertek Group plc	15,050	619,337
Manpower Incorporated	75,100	6,414,291
Meitec Corporation	4,600	172,694
Nomura Company Limited	6,900	100,962
PageGroup plc	20,623	95,628
Randstad Holdings NV	9,424	478,526
Recruit Holdings Company Limited	63,894	2,437,807
RELX NV	100,662	1,625,904
RELX plc	105,383	1,813,009
Robert Half International Incorporated	144,700	6,492,689
SAI Global Limited	33,140	115,754
SEEK Limited	58,955	644,758
SGS SA	519	1,042,901
Stantec Incorporated	7,070	188,684
TechnoPro Holdings Incorporated	4,000	127,092
Teleperformance SE	6,495	634,266

44

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Professional Services (continued)
Temp Holdings Company Limited	22,700	$349,612
The Advisory Board Company †	44,908	1,589,743
Verisk Analytics Incorporated †	87,924	7,304,726
WS Atkins plc	8,888	156,023

		51,956,027

Road & Rail : 0.94%
Aurizon Holdings Limited	59,294	218,053
Avis Budget Group Incorporated †	94,800	3,629,892
BTS Group Holdings PCL	1,605,700	391,530
Canadian National Railway Company	73,500	4,914,044
Canadian Pacific Railway Limited	14,300	2,189,019
Central Japan Railway Company	28,400	4,637,140
CJ Korea Express Corporation †	2,016	317,304
ComfortDelGro Corporation Limited	275,000	483,483
Container Corporation of India	13,018	222,517
CSX Corporation	89,900	3,219,319
DSV AS	17,460	785,661
East Japan Railway Company	53,700	4,584,015
Firstgroup plc †	137,119	174,651
Fukuyama Transporting Company Limited «	28,000	152,965
Genesee & Wyoming Incorporated Class A †	63,925	4,883,870
Go-Ahead Group plc	3,179	82,694
Hankyu Hanshin Holdings Incorporated	35,100	1,109,099
Hitachi Transport System Limited	6,100	124,714
J.B. Hunt Transport Services Incorporated	49,914	4,760,298
Kansas City Southern	61,218	5,430,649
Keikyu Corporation	76,000	816,433
Keio Corporation	84,000	669,621
Keisei Electric Railway Company Limited	23,600	559,857
Kintetsu Corporation	263,000	1,016,092
Landstar System Incorporated	46,694	3,803,226
Maruzen Showa Unyu Company Limited	16,000	61,815
MTR Corporation Limited	203,684	1,018,880
Nagoya Railroad Company Limited	126,000	617,858
Nankai Electric Railway Company Limited	83,000	379,433
National Express Group plc	29,635	131,928
Nikkon Holdings Company Limited	9,900	206,991
Nippon Express Company Limited	129,000	666,396
Nishi-Nippon Railroad Company Limited	58,000	257,541
Norfolk Southern Corporation	27,800	2,959,588
Odakyu Electric Railway Company Limited	43,900	858,392
Old Dominion Freight Line Incorporated †	39,613	3,458,215
Sankyu Incorporated	44,000	255,758
SEINO Holdings Company Limited	25,400	282,185
Senko Company Limited	15,000	105,939
Sotetsu Holdings Incorporated	68,000	333,447
Stagecoach Group plc	49,321	125,889
Tobu Railway Company Limited	147,000	704,130
Tokyu Corporation	162,000	1,209,283
TransForce Incorporated	6,211	158,176
Transport International Holdings Limited	45,600	136,097
Union Pacific Corporation	142,400	14,429,392
West Japan Railway Company	26,700	1,623,634

		79,157,113

Trading Companies & Distributors : 0.89%
AerCap Holdings NV †	20,019	857,814
Air Lease Corporation	99,400	3,564,484
Ashtead Group plc	48,201	945,043
Beacon Roofing Supply Incorporated †	66,700	3,094,213
Brenntag AG	14,433	759,716
Bunzl plc	31,676	816,440
Daewoo International Corporation	7,912	180,364
Fastenal Company	158,224	7,499,818

45

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors (continued)
Finning International Incorporated	16,500	$332,383
GATX Corporation «	40,834	2,231,170
Grafton Group plc	18,582	123,224
Hanwa Company Limited	31,000	201,329
HD Supply Holdings Incorporated †	108,200	4,245,768
Howden Joinery Group plc	55,350	249,314
iMarketKorea Incorporated	5,870	51,718
Inaba Denki Sangyo Company Limited	4,100	138,871
Inabata & Company Limited	8,900	94,053
Itochu Corporation	217,900	2,975,043
Iwatani International Corporation	36,000	194,782
Japan Pulp & Paper Company Limited	25,000	76,046
Kanamoto Company Limited	6,000	136,882
Kanematsu Corporation	58,000	95,817
Kloeckner & Company †	8,856	93,522
Kuroda Electric Company Limited	5,800	116,502
LG International Corporation	5,460	140,814
Marubeni Corporation	239,700	1,312,216
Misumi Group Incorporated	37,600	672,432
Mitsubishi Corporation	217,800	4,705,150
Mitsui & Company Limited	247,800	3,338,872
MonotaRO Company Limited	9,800	209,269
MRC Global Incorporated †	98,719	1,987,213
MSC Industrial Direct Company Class A	49,425	4,415,630
Nagase & Company Limited	17,600	220,606
Nichiden Corporation	2,100	57,637
Noble Group Limited †	918,576	101,897
NOW Incorporated †	109,021	2,348,312
Reece Australia Limited	7,414	243,632
Rexel SA	26,522	410,115
Russel Metals Incorporated	4,649	89,464
Seven Group Holdings Limited	22,953	144,411
SIG plc	78,253	87,336
SK Networks Company Limited	31,860	185,320
Sojitz Corporation	171,500	434,728
Spicers Limited †	60,182	1,111
STX Corporation Company Limited †	116	313
Sumitomo Corporation	172,500	2,058,149
Tat Hong Holdings Limited †	7,000	1,612
Toromont Industries Limited	6,843	224,347
Toyota Tsusho Corporation	32,500	812,180
Travis Perkins plc	23,342	391,938
Trusco Nakayama Corporation	3,400	153,944
United Rentals Incorporated †	46,545	4,706,165
W.W. Grainger Incorporated	30,380	7,004,717
Wakita & Company Limited	7,000	57,454
Watsco Incorporated	28,580	4,258,420
WESCO International Incorporated †	47,224	3,206,510
Wolseley plc	26,144	1,519,443
Yamazen Corporation	12,900	101,143
Yuasa Trading Company Limited	3,800	93,435

		74,770,251

Transportation Infrastructure : 0.22%
Abertis Infraestructuras SA	43,565	582,003
Adani Ports & Special Economic Zone Limited	277,615	1,127,106
Aena SA 144A	6,720	890,986
Aeroports de Paris	3,323	326,866
Airports of Thailand PCL	115,000	1,295,702
Ansaldo STS SpA	6,620	73,951
Atlantia SpA «	40,773	905,750
Auckland International Airport Limited	167,179	728,729
BBA Aviation plc	82,297	270,090
Beijing Capital International Airport Company Limited H Shares	426,000	420,151
CCR SA	217,220	944,784
China Merchants Holdings International Company Limited	183,227	460,164
China Resources and Transportation Group Limited †	130,000	2,346
COSCO Pacific Limited	425,882	445,841

46

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Transportation Infrastructure (continued)
DP World Limited	45,239	$702,562
Flughafen Zuerich AG	2,275	391,586
Fraport AG	3,869	224,711
Groupe Eurotunnel SE	53,575	471,286
Grupo Aeroportuario del Pacifico SAB de CV Class B	97,400	831,517
Grupo Aeroportuario del Sureste SAB de CV Class B	61,000	883,931
Hong Kong Aircraft Engineering Company Limited	10,000	66,912
Hopewell Highway Infrastructure Limited	173,650	89,103
Hutchison Port Holdings Trust	977,000	410,340
International Container Term Services Incorporated	175,300	254,508
Japan Airport Terminal Company Limited «	9,400	349,609
Kamigumi Company Limited	34,000	312,049
Macquarie Atlas Roads Limited	53,146	184,455
Malaysia Airports Holdings Berhad	104,804	149,016
Mitsubishi Logistics Corporation	24,000	324,531
Nissin Corporation	18,000	53,337
Port of Tauranga Limited	47,265	125,859
PT Jasa Marga Tbk	395,500	121,109
SIA Engineering Company	42,000	99,920
Singapore Airport Terminal Services Limited	108,666	364,659
Sumitomo Warehouse Company Limited	21,000	107,749
Sydney Airport Holdings Limited	173,939	806,636
TAV Havalimanlari Holding AS	40,981	154,229
Transurban Group	293,870	2,287,267
Westshore Terminals Investment Corporation	8,100	166,969

		18,408,319

Information Technology : 16.57%

Communications Equipment : 0.88%
Arista Networks Incorporated †«	45,835	4,345,616
Brocade Communications Systems Incorporated	422,236	5,210,392
Ciena Corporation †	153,780	3,298,581
Cisco Systems Incorporated	503,950	15,027,789
Comba Telecom Systems Holdings Limited	339	62
CommScope Holdings Incorporated †	79,148	2,847,745
D-Link Corporation	801	259
Denki Kogyo Company Limited	13,000	66,020
F5 Networks Incorporated †	37,638	5,297,549
Harris Corporation	57,577	5,962,674
Hitachi Kokusai Electric Incorporated	6,800	135,697
InterDigital Incorporated	38,100	3,017,520
Juniper Networks Incorporated	176,252	4,853,980
Lumentum Holdings Incorporated †	60,819	2,438,842
NetScout Systems Incorporated †	102,500	3,198,000
Nokia Oyj	354,521	1,525,500
Nokia Oyj - BATS Exchange	167,970	724,197
Palo Alto Networks Incorporated †	49,985	6,716,484
Plantronics Incorporated	36,700	1,901,794
Spirent plc	75,771	75,844
Telefonaktiebolaget LM Ericsson Class B	289,375	1,490,048
Viasat Incorporated †	50,400	3,592,512
Viavi Solutions Incorporated †	262,188	2,058,176
VTech Holdings Limited	27,900	360,058
Zinwell Corporation	446	436

		74,145,775

Electronic Equipment, Instruments & Components : 1.50%
AAC Technologies Holdings Incorporated	199,000	1,801,044
Ai Holdings Corporation	5,200	114,222
Alps Electric Company Limited	27,200	683,061
Amano Corporation	9,700	162,705
Anixter International Incorporated †	31,748	2,481,106
Anritsu Corporation	20,100	101,725
Arrow Electronics Incorporated †	41,114	2,806,853

47

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
AU Optronics Corporation	2,268,319	$814,867
Avnet Incorporated	57,138	2,622,063
Azbil Corporation	10,300	279,096
Canon Electronics Incorporated	3,800	56,732
CDW Corporation of Delaware	77,079	3,949,528
Celestica Incorporated †	1,675	20,325
Cheng Uei Precision Industry Company Limited	71,855	81,159
Chroma ATE Incorporated	84,624	209,748
Chunghwa Picture Tubes Limited †	75	3
Citizen Holdings Company Limited	45,300	276,777
Corning Incorporated	88,400	2,124,252
Daiwabo Company Limited	29,000	76,299
Delta Electronics Incorporated	531,015	2,665,654
Delta Electronics Thailand PCL	212,000	450,090
Electrocomponents plc	44,350	248,376
Enplas Corporation	2,000	57,602
FIH Mobile Limited	528,000	170,180
Flextronics International Limited †	106,400	1,515,136
FLIR Systems Incorporated	144,500	5,188,995
Halma plc	39,753	469,038
Hamamatsu Photonics	20,400	541,183
Hexagon AB Class B	23,900	846,612
Hirose Electric Company Limited	4,600	550,448
Hitachi High Technologies Corporation	9,700	382,387
Hitachi Limited	667,000	3,552,319
Hon Hai Precision Industry Company Limited	3,749,526	9,646,445
Horiba Limited	5,200	231,354
Hosiden Corporation	12,200	99,707
Ibiden Company Limited	18,100	245,858
Ingenico SA	5,513	429,574
Ingram Micro Incorporated Class A	164,173	6,146,637
Innolux Display Corporation	3,328,666	1,148,788
IPG Photonics Corporation †	41,300	3,961,496
Jabil Circuit Incorporated	200,000	4,230,000
Japan Aviation Electronics Industry Limited	10,000	134,610
Japan Display Incorporated †	62,500	144,771
Keyence Corporation	6,100	4,171,173
Keysight Technologies Incorporated †	186,538	6,870,195
Kingboard Chemicals Holdings Limited	140	393
KOA Corporation	3,700	34,249
Kyocera Corporation	49,000	2,328,255
Laird Group plc	37,748	73,396
Largan Precision Company Limited	27,244	3,154,092
LG Display Company Limited	36,210	867,268
LG Innotek Company Limited	2,021	140,202
Littelfuse Incorporated	24,951	3,637,606
Mitsumi Electric Company Limited †	10,800	62,871
Murata Manufacturing Company Limited	29,200	3,936,978
National Instruments Corporation	117,500	3,462,725
Nichicon Corporation	9,300	80,721
Nippon Chemi-Con Corporation	32,000	64,892
Nippon Electric Glass Company Limited	62,000	330,580
Nippon Signal Company Limited	10,900	87,463
OC Oerlikon Corporation AG	18,201	168,816
Oki Electric Industry Company Limited	13,800	186,002
Omron Corporation	29,504	1,088,299
Optex Company Limited	30	751
Pan-International Industrial Coporation	770	571
Renishaw plc	3,215	99,761
Ryosan Company Limited	4,600	138,316
Samsung Electro-Mechanics Company Limited	8,990	356,047
Samsung SDI Company Limited	8,978	708,840
Shimadzu Corporation	38,000	578,943
Silitech Technology Corporation	381	178
Simplo Technology Company Limited	67,000	198,017
Spectris plc	9,963	254,674
Synnex Corporation	32,200	3,764,502
Synnex Technology International Corporation	274,535	280,797
Taiyo Yuden Company Limited	17,600	191,530

48

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TDK Corporation	17,800	$1,196,469
Tech Data Corporation †	36,400	3,089,268
Topcon Corporation	14,800	219,791
Toyo Corporation	3,700	30,886
TPK Holding Company Limited †	58,033	98,139
Trimble Navigation Limited	277,618	7,826,051
Tripod Technology Corporation	120,261	275,439
Truly International	250,000	99,594
Unimicron Technology Corporation	312,402	117,127
Universal Display Corporation †	49,900	2,727,035
Venture Corporation Limited	49,000	331,943
Verifone Holdings Incorporated †	125,200	2,114,628
Vishay Intertechnology Incorporated	135,654	2,055,158
WPG Holdings Company Limited	352,227	435,960
Yageo Corporation	99,516	185,775
Yaskawa Electric Corporation	36,500	559,919
Yokogawa Electric Corporation	33,300	461,348
Zebra Technologies Corporation Class A †	59,000	4,663,950
Zhen Ding Technology Holding	195,750	393,674

		125,920,082

Internet Software & Services : 3.13%
58.com Incorporated ADR †«	22,156	710,543
Akamai Technologies Incorporated †	98,748	6,586,492
Alibaba Group Holding Limited ADR †	281,993	26,512,982
Alphabet Incorporated Class A †	50,759	39,382,893
Alphabet Incorporated Class C †	50,867	38,559,221
Auto Trader Group plc 144A	101,594	508,076
Baidu.com Incorporated ADR †	67,976	11,348,593
Carsales.com Limited	34,942	271,705
Cimpress NV †«	2,740	238,243
COOKPAD Incorporated	6,500	58,293
CoStar Group Incorporated †	18,200	3,478,202
Criteo SA ADR †	9,221	380,551
Dena Company Limited	15,200	463,022
Dip Corporation	4,400	92,419
eBay Incorporated †	99,300	2,761,533
Facebook Incorporated Class A †	400,203	47,392,039
GMO Internet Incorporated	9,500	130,287
Gourmet Navigator Incorporated	4,400	93,304
Gree Incorporated	15,500	82,374
GrubHub Incorporated †«	94,800	3,510,444
HC International Incorporated †	66,000	48,076
IAC/InterActive Corp	82,100	5,530,256
Internet Initiative Japan Incorporated	4,800	68,808
J2 Global Incorporated	53,487	3,931,829
Just Eat plc †	40,457	296,379
Kakaku.com Incorporated	19,300	302,815
Kakao Corporation	6,754	448,899
LinkedIn Corporation Class A †	19,768	3,859,504
Mixi Incorporated	5,800	202,028
Moneysupermarket.com Group plc	76,188	252,615
Naver Corporation	4,228	2,886,056
NetEase Incorporated ADR	18,883	4,231,680
Pandora Media Incorporated †«	254,922	2,962,194
PChome Online Incorporated	25,409	230,389
Rightmove plc	11,307	519,065
SINA Corporation	15,200	1,171,312
Tencent Holdings Limited	1,414,076	35,313,159
Twitter Incorporated †«	331,764	6,134,316
United Internet AG	13,768	526,845
VeriSign Incorporated †	50,000	3,942,500
Weibo Corporation ADR †«	9,796	502,633
Yahoo! Incorporated †	83,500	3,425,170
Yahoo! Japan Corporation	171,700	624,336

49

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Internet Software & Services (continued)
Yelp Incorporated †	65,752	$2,445,974

		262,418,054

IT Services : 3.07%
Accenture plc Class A	62,400	7,452,432
Alliance Data Systems Corporation	32,628	7,464,634
Amadeus IT Holding SA Class A	39,511	1,790,606
Amdocs Limited	68,962	4,066,689
Atos Origin SA	9,556	987,776
Automatic Data Processing Incorporated	43,900	4,215,278
Booz Allen Hamilton Holding Corporation	134,343	5,079,509
Broadridge Financial Solutions Incorporated	53,913	3,490,328
Capgemini SA	14,926	1,178,539
CGI Group Incorporated Class A †	24,400	1,155,789
Cielo SA	265,555	2,333,583
Cognizant Technology Solutions Corporation Class A †	101,874	5,611,220
Computer Sciences Corporation	64,296	3,898,266
Computershare Limited	80,644	690,798
Convergys Corporation	97,877	2,532,078
Corelogic Incorporated †	91,716	3,460,445
DH Corporation	7,953	111,305
Digital Garage Incorporated	5,100	89,424
DST Systems Incorporated	36,300	3,746,523
DTS Corporation	4,200	92,954
EPAM Systems Incorporated †	49,874	3,286,697
Euronet Worldwide Incorporated †	58,080	4,165,498
Fidelity National Information Services Incorporated	157,100	12,126,549
Fiserv Incorporated †	123,128	12,881,651
FleetCor Technologies Incorporated †	66,611	9,947,687
Fujitsu Limited	271,000	1,598,451
Gartner Incorporated †	46,400	4,770,848
Genpact Limited †	157,000	3,757,010
Global Payments Incorporated	83,750	5,741,063
HCL Technologies Limited	170,968	2,007,687
Indra Sistemas SA †	6,012	62,125
Infosys Limited ADR	11,028	159,685
Infosys Technologies Limited	515,523	7,347,351
International Business Machines Corporation	87,146	14,136,824
Iress Market Technology Limited	16,055	136,816
Itochu Techno-Science Corporation	7,100	191,145
Jack Henry & Associates Incorporated	44,300	3,829,292
Leidos Holdings Incorporated	151,163	7,739,546
MasterCard Incorporated Class A	164,200	16,781,240
Maximus Incorporated	72,170	3,990,279
NEC Networks & System Integration Corporation	5,800	104,892
Net One Systems Company Limited	11,800	79,626
NeuStar Incorporated Class A †«	60,800	1,474,400
Nihon Unisys Limited	9,400	116,016
Nomura Research Institute Limited	18,200	617,246
NS Solutions Corporation	5,200	98,768
NTT Data Corporation	17,700	880,320
OBIC Company Limited	9,700	426,476
Otsuka Corporation	7,500	365,150
Paychex Incorporated	150,000	8,842,500
PayPal Holdings Incorporated †	189,995	7,463,004
Paysafe Group plc †	44,072	214,009
Sabre Corporation	114,372	2,956,516
Science Applications International Corporation	48,869	4,035,113
SCSK Corporation	7,600	264,062
Tata Consultancy Services Limited	127,664	4,245,056
Tech Mahindra Limited	160,321	1,136,435
Tieto Oyj	8,394	212,979
TIS Incorporated	12,806	269,205
TKC Corporation	2,200	59,420
Total System Services Incorporated	89,400	4,400,268
Transcosmos Incorporated	4,400	106,957
Vantiv Incorporated Class A †	86,770	4,896,431
Visa Incorporated Class A	324,094	25,058,948

50

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

IT Services (continued)
Western Union Company	224,748	$4,726,450
WEX Incorporated †	42,667	4,715,130
Wipro Limited	172,934	1,175,439
Wipro Limited ADR «	13,142	126,032
Wirecard AG	9,255	412,906
Worldpay Group plc 144A	79,838	268,913
Xerox Corporation	388,084	3,628,585

		257,482,872

Semiconductors & Semiconductor Equipment : 2.93%
Advanced Micro Devices Incorporated †	736,686	6,563,872
Advanced Semiconductor Engineering Incorporated	1,727,821	1,856,677
Advantest Corporation	25,500	345,706
Aixtron SE †	8,010	32,260
Ams AG	10,795	316,407
Analog Devices Incorporated	144,300	10,712,832
Applied Materials Incorporated	102,859	3,312,060
ASM International NV	4,894	207,891
ASM Pacific Technology	46,000	459,911
ASML Holding NV	38,883	4,022,934
Broadcom Limited	67,152	11,448,744
Cavium Incorporated †	73,870	4,212,806
Chipbond Technology Corporation	155,000	216,406
Cirrus Logic Incorporated †	69,400	3,817,000
Cree Incorporated †«	112,463	2,847,563
Cypress Semiconductor Corporation	334,386	3,761,843
Dialog Semiconductor plc †	11,319	448,727
Disco Corporation	4,300	509,663
EO Technics Company Limited	1,365	92,825
Epistar Corporation †	213,210	156,866
Everlight Electronics Company Limited	83,210	121,396
Faraday Technology Corporation	316	292
First Solar Incorporated †«	78,100	2,367,992
Gintech Energy Corporation †	8	4
Global PVQ SE †	3,594	38
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1
Himax Technologies Incorporated	29,262	215,661
Infineon Technologies AG	102,520	1,714,588
Inotera Memories Incorporated †(a)	616,888	580,637
Integrated Device Technology Incorporated †	149,700	3,502,980
Intel Corporation	474,002	16,447,869
King Yuan Electronics Company Limited	341,063	281,963
Kinsus Interconnect Technology Corporation	53,582	119,527
KLA-Tencor Corporation	85,270	6,807,957
Lam Research Corporation	88,200	9,350,964
Linear Technology Corporation	111,600	6,978,348
Marvell Technology Group Limited	200,800	2,879,472
Maxim Integrated Products Incorporated	137,300	5,391,771
MediaTek Incorporated	407,531	2,832,119
Microchip Technology Incorporated	100,064	6,622,236
Micron Technology Incorporated †	581,000	11,346,930
Microsemi Corporation †	126,100	6,903,975
Nanya Technology Corporation	199,734	278,862
Novatek Microelectronics Corporation Limited	224,790	747,584
NVIDIA Corporation	51,700	4,766,740
NXP Semiconductors NV †	26,126	2,590,393
Phison Electronics Corporation	34,000	259,750
Powertech Technology Incorporated	181,914	467,441
PV Crystalox Solar plc †	3,180	895
Qorvo Incorporated †	135,945	7,260,822
QUALCOMM Incorporated	252,397	17,195,808
Radiant Opto-Electronics Corporation	114,735	209,506
Realtek Semiconductor Corporation	99,440	308,868
Renesas Electronics Corporation †	33,400	249,905
Rohm Company Limited	12,800	699,270
Sanken Electric Company Limited †	24,000	101,744
SCREEN Holdings Company Limited	6,500	387,483

51

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Seoul Semiconductor Company Limited	9,698	$121,116
Shindengen Electric Manufacturing Company Limited	9,000	34,063
Shinko Electric Industries	12,800	78,654
Silicon Laboratories Incorporated †	46,265	3,069,683
Silicon Motion Technology Corporation	12,675	582,923
Siliconware Precision Industries Company	464,534	703,221
Sino-American Silicon Products Incorporated	122,000	111,003
SK Hynix Incorporated	91,427	3,355,048
Skyworks Solutions Incorporated	102,800	7,900,180
Solarworld AG †	26	82
STMicroelectronics NV	66,138	676,430
Sumco Corporation	21,800	238,761
Synaptics Incorporated †	38,600	2,106,788
Taiwan Semiconductor Manufacturing Company Limited	4,923,298	28,267,296
Teradyne Incorporated	213,335	5,201,107
Texas Instruments Incorporated	100,467	7,427,525
Tokyo Electron Limited	22,800	2,087,584
Tokyo Seimitsu Company Limited	6,000	168,874
Tower Semiconductor Limited †	470	8,505
ULVAC Incorporated	6,800	204,169
United Microelectronics Corporation	3,008,301	1,061,820
Vanguard International Semiconductor Corporation	191,000	360,151
VIA Technologies Incorporated †	485	154
Windbond Electronics Corporation	630,000	195,683
Xilinx Incorporated	117,700	6,353,446
Xinyi Solar Holdings Limited «	149	51

		245,649,101

Software : 2.84%
ACI Worldwide Incorporated †	130,600	2,430,466
Adobe Systems Incorporated †	84,600	8,697,726
Ansys Incorporated †	49,445	4,649,313
Aspen Technology Incorporated †	83,770	4,425,569
Asseco Poland SA	17,110	214,094
Autodesk Incorporated †	108,998	7,914,345
AVEVA Group plc	4,997	106,101
Blackbaud Incorporated	53,100	3,333,618
CA Incorporated	151,600	4,845,136
Capcom Company Limited	5,800	126,641
CDK Global Incorporated	163,335	9,424,430
Check Point Software Technologies Limited †	13,229	1,089,144
Citrix Systems Incorporated †	85,300	7,398,069
Colopl Incorporated	5,900	49,869
Com2us Corporation †	1,531	110,531
CommVault Systems Incorporated †	45,800	2,473,200
Constellation Software Incorporated	1,591	741,953
Dassault Systemes SA	12,766	974,434
Ellie Mae Incorporated †	37,200	3,070,860
Fair Isaac Corporation	34,500	3,922,305
Fidessa Group plc	2,334	66,028
FireEye Incorporated †«	168,324	2,161,280
Fortinet Incorporated †	84,600	2,546,460
Fuji Soft Incorporated	3,500	81,163
Gemalto NV	6,728	343,128
Guidewire Software Incorporated †	80,770	4,499,697
GungHo Online Entertainment Incorporated «	66,800	148,308
IGG Incorporated	195,000	153,607
Intuit Incorporated	40,942	4,654,287
Koei Techmo Holdings Company Limited	7,200	120,519
Konami Holdings Corporation	14,200	480,346
Manhattan Associates Incorporated †	79,820	4,182,568
Micro Focus International plc	18,699	493,893
Microsoft Corporation	775,873	46,754,107
NCsoft Corporation	2,292	533,274
Nexon Company Limited	22,300	311,680
NHN Entertainment Corporation †	4,635	185,352
Nice Systems Limited	6,731	444,833
Nintendo Company Limited	16,500	4,005,835

52

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Software (continued)
Nippon System Development Company Limited	5,300	$81,303
Nuance Communications Incorporated †	277,200	4,493,412
Open Text Corporation	11,200	713,622
Oracle Corporation (Japan)	4,600	229,186
Oracle Financials Services	4,122	184,005
Playtech plc	18,069	194,202
Proofpoint Incorporated †	46,732	3,598,831
PTC Incorporated †	127,878	6,228,937
Red Hat Incorporated †	101,111	7,998,891
Salesforce.com Incorporated †	109,068	7,852,896
SAP SE	88,957	7,436,889
ServiceNow Incorporated †	86,968	7,231,389
Software AG	6,805	239,989
Splunk Incorporated †	74,415	4,287,792
Square Enix Company Limited	12,400	312,479
SS&C Technologies Holdings Incorporated	185,500	5,566,855
Symantec Corporation	286,700	6,992,613
Tableau Software Incorporated Class A †	61,216	2,747,374
Take-Two Interactive Software Incorporated †	93,940	4,624,666
Temenos Group AG	5,073	351,273
The Descartes Systems Group Incorporated †	7,120	158,110
The Sage Group plc	100,222	824,490
Trend Micro Incorporated	15,800	567,615
Tyler Technologies Incorporated †	36,724	5,468,204
Ubisoft Entertainment SA †	8,390	291,973
Ultimate Software Group Incorporated	32,185	6,595,672
V1 Group Limited †	1,400	60
Verint Systems Incorporated †	69,380	2,605,219
VMware Incorporated Class A †«	78,311	6,354,155
Workday Incorporated Class A †	66,699	5,624,060
Xero Limited †	14,012	176,833

		238,197,164

Technology Hardware, Storage & Peripherals : 2.22%
Acer Incorporated	679,311	287,726
Advantech Company Limited	87,836	706,866
Apple Incorporated	930,043	102,788,352
Asustek Computer Incorporated	165,601	1,371,652
Blackberry Limited †	42,015	323,409
Brother Industries Limited	35,700	610,368
Canon Incorporated	150,800	4,298,403
Catcher Technology Company Limited	222,614	1,616,890
Chicony Electronics Company Limited	117,121	275,964
Clevo Company	125,978	109,879
Compal Electronic Incorporated	1,550,754	883,073
Diebold Incorporated	74,736	1,703,981
Diebold Incorporated - Frankfurt Exchange	1,147	26,404
Eizo Corporation	3,500	103,099
Electronics For Imaging Incorporated †	52,200	2,271,744
Foxconn Technology Company Limited	277,250	727,202
FUJIFILM Holdings Corporation	62,500	2,321,249
Gigabyte Technology Company Limited	100,000	132,400
Hewlett Packard Enterprise Company	159,042	3,785,200
HP Incorporated	160,253	2,467,896
HTC Corporation †	165,691	438,231
Inventec Company Limited	871,583	589,295
Jess Link Products Company Limited	143	123
Konica Minolta Holdings Incorporated	68,900	657,653
Lenovo Group Limited	2,090,000	1,296,061
Lite-On Technology Corporation	535,838	845,626
Logitech International SA	18,355	452,240
Micro-Star International Company Limited	186,218	496,612
NCR Corporation †	130,300	5,049,125
NEC Corporation	357,149	930,295
Neopost SA	3,201	94,755
NetApp Incorporated	151,526	5,539,791
Pegatron Corporation	620,150	1,476,779

53

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Qisda Corporation	171,392	$82,811
Quanta Computer Incorporated	703,766	1,311,571
Ricoh Company Limited	102,065	821,659
Riso Kagaku Corporation	4,100	70,923
Ritek Corporation †	107	17
Samsung Electronics Company Limited	15,471	23,106,254
Samsung SDS Company Limited	6,077	701,762
Seagate Technology plc «	144,307	5,786,711
Seiko Epson Corporation	43,300	867,855
Stratasys Limited †«	3,967	71,604
Toshiba TEC Corporation †	18,000	88,895
Transcend Information Incorporated	68,130	186,822
Wacom Company Limited	21,700	58,231
Western Digital Corporation	132,800	8,454,048
Wistron Corporation	565,834	404,763

		186,692,269

Materials : 5.44%

Chemicals : 2.44%
Adeka Corporation	15,200	204,474
Agrium Incorporated	14,300	1,441,284
Air Liquide SA	36,609	3,727,908
Air Water Incorporated	25,900	442,590
Akzo Nobel NV	25,267	1,573,547
Albemarle Corporation	51,600	4,529,448
Alexandria Mineral Oils Company	1,424	4,750
Arkema SA	6,977	668,321
Asahi Kasei Corporation	184,000	1,636,467
Ashland Global Holdings Incorporated	28,169	3,174,646
Asian Paints Limited	98,719	1,398,817
Axalta Coating Systems Limited †	103,793	2,742,211
BASF SE	81,096	6,961,056
Batu Kawan Bhd	35,500	145,466
Cabot Corporation	64,607	3,290,435
Castrol India Limited	27,072	161,228
Celanese Corporation Series A	66,800	5,298,576
CF Industries Holdings Incorporated	105,400	3,050,276
China Steel Chemical Corporation	35,000	121,890
Christian Hansen Holding AS	8,826	488,549
Chugoku Marine Paints Limited	12,000	81,710
Ciech SA	645	8,593
Clariant AG	25,999	420,147
Corbion NV	9,177	227,594
Covestro AG 144A	5,900	379,126
Croda International plc	12,234	499,320
Daicel Chemical Industries Limited	47,900	527,547
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	79,586
Denka Company Limited	69,000	304,576
DIC Incorporated	12,100	373,878
Dow Chemical Company	109,544	6,103,792
DuluxGroup Limited	61,858	267,679
E.I. du Pont de Nemours & Company	85,099	6,264,137
Eastman Chemical Company	68,200	5,123,184
Ecolab Incorporated	43,938	5,128,883
Elementis plc	43,384	136,845
EMS-Chemie Holdings AG	754	386,752
Essentra plc	22,982	114,014
Eternal Chemical Company Limited	156,644	162,674
Evonik Industries AG	10,659	297,222
FMC Corporation	60,800	3,412,096
Formosa Chemicals & Fibre Corporation	906,495	2,841,240
Formosa Plastics Corporation	1,319,709	3,759,595
Frutarom Industries Limited	1,818	97,750
Fuchs Petrolub SE	3,135	116,143
Fufeng Group Limited	200	92
Fujimori Kogyo Company Limited	3,100	74,868
GCP Applied Technologies Incorporated †	78,957	2,210,796

54

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Chemicals (continued)
Givaudan SA	701	$1,249,348
Grupa Azoty SA	20,022	292,977
Hanwha Chem Corporation	19,613	390,062
Hexpol AB	40,678	340,939
Hitachi Chemical Company Limited	15,000	329,094
Huntsman Corporation	206,300	4,018,724
Hyosung Corporation	5,120	608,768
Incitec Pivot Limited	260,881	606,840
Indorama Ventures PCL	398,233	368,326
Ingevity Corporation †	46,744	2,447,983
International Flavors & Fragrances Incorporated	45,200	5,471,460
Ishihara Sangyo Kaisha Limited †	5,300	44,381
Israel Chemicals Limited	39,013	149,686
Johnson Matthey plc	18,533	725,799
JSR Corporation	28,700	412,921
K&S AG	16,172	328,143
Kaneka Corporation	46,000	366,295
Kansai Paint Company Limited	37,400	684,874
Kemira Oyj	9,572	116,159
Kolon Industries Incorporated	3,691	220,693
Koninklijke DSM NV	19,849	1,203,735
Korea Petrochemical Industrial Company Limited	631	120,905
Kumho Petrochemical Company Limited	2,618	163,478
Kuraray Company Limited	48,600	687,337
Kureha Corporation	2,800	114,296
LANXESS AG	8,492	523,724
LG Chem Limited	7,139	1,383,160
Linde AG	17,717	2,951,801
Lintec Corporation	6,800	144,137
Lotte Chemical Corporation	3,390	932,283
Lotte Fine Chemical Company Limited	4,271	101,199
LyondellBasell Industries NV Class A	33,900	3,061,848
Methanex Corporation	12,000	528,222
Mexichem SAB de CV	342,879	814,704
Minerals Technologies Incorporated	38,984	3,157,704
Mitsubishi Chemical Holdings Corporation	207,700	1,306,238
Mitsubishi Gas Chemical Company Incorporated	30,100	456,216
Mitsui Chemicals Incorporated	140,000	647,349
Monsanto Company	74,108	7,611,633
Nan Ya Plastics Corporation	1,428,125	3,006,532
NewMarket Corporation	10,078	4,216,736
Nihon Nohyaku Company Limited	10,000	53,756
Nihon Parkerizing Company Limited	16,400	189,796
Nippon Kayaku Company Limited	27,000	313,413
Nippon Paint Company Limited	26,700	842,507
Nippon Shokubai Company Limited	5,100	312,495
Nippon Soda Company Limited	28,000	121,393
Nissan Chemical Industries Limited	21,200	705,092
Nitto Denko Corporation	22,300	1,539,101
NOF Corporation	27,000	249,928
Novozymes AS Class B	23,343	790,696
Nufarm Limited	41,407	261,128
OIC Company Limited †«	2,946	185,472
Okamoto Industries Incorporated	14,000	130,816
Olin Corporation	179,548	4,668,248
Orica Limited	58,314	731,192
Oriental Union Chemical Corporation	186,626	129,988
Osaka Soda Company Limited	20,000	82,164
Petkim Petrokimya Holding SA	123,111	130,790
Petronas Chemicals Group Bhd	692,200	1,058,604
Pidilite Industries Limited	36,846	344,727
Potash Corporation of Saskatchewan	82,800	1,510,162
PPG Industries Incorporated	44,400	4,259,292
PTT Global Chemical PCL	620,523	1,086,974
RPM International Incorporated	63,718	3,371,319
Sakai Chemical Industry Company Limited	13,000	40,680
Sanyo Chemical Industries Limited	2,600	109,768
Sasol Limited	137,035	3,692,717

55

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Company Class A	47,392	$4,325,468
Sensient Technologies Corporation	50,900	3,974,781
Shikoku Chemicals Corporation	9,000	78,747
Shin-Etsu Chemical Company Limited	56,000	4,141,078
Showa Denko KK	20,900	282,065
Sidi Kerir Petrochemcials Company	9,866	8,880
Sika AG	199	965,542
SK Chemicals Company Limited	4,328	228,423
SK Kaken Company Limited «	1,000	96,062
SK Materials Company Limited	682	89,257
SKC Company Limited	4,380	113,523
Solvay SA	7,552	862,429
Sumitomo Bakelite Company Limited	27,000	145,614
Sumitomo Chemical Company Limited	228,000	1,042,297
Symrise AG	9,598	580,948
Syngenta AG	8,855	3,387,144
Synthomer plc	25,554	118,588
Synthos SA †	150,781	157,135
T. Hasegawa Company Limited	4,600	78,164
Taekwang Industrial Company Limited	176	133,387
Taiwan Fertilizer Company Limited	147,000	187,019
Taiyo Holdings Company Limited	3,100	120,038
Taiyo Nippon Sanso Corporation	28,000	306,420
Takasago International Corporation	2,600	70,224
Teijin Limited	27,000	499,856
The Israel Corporation Limited †	200	30,867
The Mosaic Company	160,884	4,569,106
The Sherwin-Williams Company	13,300	3,573,311
The Valspar Corporation	40,900	4,175,481
Toagosei Company Limited	19,200	185,782
Tokai Carbon Company Limited	29,000	96,578
Tokuyama Corporation †	51,000	200,157
Tokyo Ohka Kogyo Company Limited	5,600	187,230
Toray Industries Incorporated	225,000	1,827,848
Tosoh Corporation	89,000	597,456
Toyo Ink SC Holding Company Limited	34,000	154,539
Toyobo Company Limited	130,000	195,446
UBE Industries Limited	156,000	324,531
Umicore SA	12,219	732,081
United Phosphorus Limited	115,943	1,073,823
Victrex plc	9,279	199,109
W.R. Grace & Company	38,535	2,514,794
Wacker Chemie AG	1,172	103,508
Westlake Chemical Corporation	21,200	1,254,404
Yara International ASA	16,864	623,954
Zeon Corporation	27,000	242,376

		204,536,175

Construction Materials : 0.53%
Adelaide Brighton Limited	81,546	308,314
Ambuja Cements Limited	238,447	734,337
Anhui Conch Cement Company Limited H Shares	341,000	986,972
Asia Cement Corporation	875,058	770,099
Associated Cement Companies Limited	9,386	184,075
Boral Limited	176,044	653,898
Brickworks Limited	11,048	101,980
Buzzi Unicem SpA	3,462	73,567
Cemex SAB de CV †	3,548,079	2,759,004
CRH plc	74,479	2,486,107
CSR Limited	85,052	255,623
Eagle Materials Incorporated	53,500	5,200,200
Fletcher Building Limited	120,402	876,563
Fletcher Building Limited - Australia Exchange	8,657	63,416
Grasim Industries Limited	49,660	631,406
Heidelbergcement AG	13,467	1,207,638
Imerys SA	3,080	214,630
James Hardie Industries NV	64,012	984,154
Lafarge Malayan Cement Bhd	55,470	89,428

56

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Construction Materials (continued)
LafargeHolcim Limited	16,849	$891,978
LafargeHolcim Limited - BATS Exchange	23,023	1,219,424
Martin Marietta Materials Incorporated	34,817	7,640,591
PT Indocement Tunggal Prakarsa Tbk	408,500	481,519
PT Semen Gresik Persero Tbk	663,500	434,500
RHI AG	2,303	55,614
Shree Cement Limited	2,671	607,632
Siam City Cement PCL	10,000	75,393
Suez Cement Company	4,510	3,118
Sumitomo Osaka Cement Company	61,000	215,410
Taiheiyo Cement Corporation	174,000	544,487
Taiwan Cement Corporation	813,746	940,813
TCC International Holdings Limited	121,000	29,640
The Siam Cement PCL	102,934	1,402,092
Titan Cement Company SA	8,513	192,179
Ultra Tech Cement Limited	22,119	1,164,440
Ultratech Cement Limited GDR	1,352	71,175
Vicat SA	887	51,348
Vulcan Materials Company	74,300	9,335,795
Wienerberger AG	10,742	190,185

		44,128,744

Containers & Packaging : 0.62%
Amcor Limited	167,201	1,775,492
AptarGroup Incorporated	69,882	5,113,965
Avery Dennison Corporation	42,500	3,062,550
Bemis Company Incorporated	103,814	5,197,967
Berry Plastics Group Incorporated †	135,200	6,728,904
BillerudKorsnas AB	28,295	470,008
CCL Industries Incorporated Class B	1,924	334,799
DS Smith plc	99,241	487,989
FP Corporation	4,200	208,889
Fuji Seal International Incorporated	3,200	129,505
Huhtamaki Oyj	10,786	405,820
International Paper Company	42,600	2,075,472
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	61,483
Orora Limited	243,074	497,209
Owens-Illinois Incorporated †	175,800	3,229,446
Packaging Corporation of America	52,600	4,458,376
Rengo Company Limited	36,000	213,033
RPC Group plc	28,420	382,971
Sealed Air Corporation	106,600	4,860,960
Smurfit Kappa Group plc	16,584	377,896
Sonoco Products Company	110,039	5,956,411
Toyo Seikan Kaisha Limited	23,900	449,986
WestRock Company	116,613	5,970,586

		52,449,717

Metals & Mining : 1.73%
Acerinox SA	8,382	105,271
Aeris Resources Limited †	7,674	312
Agnico-Eagle Mines Limited	19,266	791,694
Aichi Steel Corporation	1,800	83,073
Alacer Gold Corporation †	17,005	31,141
Alamos Gold Incorporated Class A	24,548	156,246
Alcoa Corporation	1	29
Allegheny Technologies Incorporated «	122,900	2,155,666
Alumina Limited	478,202	584,427
Anglo American Platinum Limited †	11,072	227,299
Anglo American plc †	133,132	1,973,910
Anglogold Ashanti Limited †	103,958	1,147,138
Antofagasta plc	33,519	288,959
ArcelorMittal†	157,253	1,187,985
Asahi Holdings Incorporated	4,500	79,376

57

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Metals & Mining (continued)
Aurubis AG	3,804	$201,442
B2Gold Corporation †	55,517	134,319
Barrick Gold Corporation	107,200	1,608,040
Bekaert SA	3,186	132,889
BHP Billiton Limited	463,310	8,351,423
BHP Billiton plc	191,237	3,142,886
BlueScope Steel Limited	81,602	543,536
Boliden AB	25,134	649,143
Carpenter Technology Corporation	45,500	1,627,535
Centerra Gold Incorporated	13,776	71,172
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	60	5
China Steel Corporation	3,151,348	2,471,801
Chung Hung Steel Corporation †	954	316
Commercial Metals Company	122,505	2,696,335
Compass Minerals International Incorporated «	34,600	2,683,230
Daido Steel Company Limited	59,000	241,869
Delong Holdings Limited †	1,400	264
Detour Gold Corporation †	15,148	193,057
Dominion Diamond Corporation	10,250	97,899
Dongkuk Steel Mill Company Limited †	6,732	55,915
Dowa Mining Company Limited	39,000	299,305
El Ezz Aldekhela Steel Alexandria †	164	3,340
Eldorado Gold Corporation †	67,207	185,116
Eregli Demir Ve Celik Fabrikalari Tas	657,512	901,383
Ezz Steel †	15,612	10,128
Feng Hsin Iron & Steel Company	115,690	164,426
First Majestic Silver Corporation †	10,800	95,755
First Quantum Minerals Limited	56,722	647,745
Fortescue Metals Group Limited	245,624	1,064,707
Franco-Nevada Corporation	16,707	970,481
Freeport-McMoRan Incorporated †	571,900	8,778,665
Fresnillo plc	15,690	235,576
G-Resources Group Limited	6,643,718	125,911
Glencore International plc †	1,137,793	3,976,132
Goldcorp Incorporated	77,180	1,018,686
Grupo Mexico SAB de CV Class B	868,056	2,377,704
Hindalco Industries Limited	159,435	409,366
Hindalco Industries Limited GDR 144A	47,917	123,032
Hindustan Zinc Limited	43,032	177,663
Hitachi Metals Limited	27,600	360,666
Hudbay Minerals Incorporated	14,987	101,081
Hyundai Steel Company	13,240	565,139
IAMGOLD Corporation †	35,249	129,104
Iluka Resources Limited	79,595	359,715
Independence Group NL	42,669	135,173
Industrias Penoles SAB de CV	28,068	602,925
JFE Holdings Incorporated	79,692	1,163,285
JSW Steel Limited	25,023	632,073
KGHM Polska Miedz SA	48,720	1,012,677
Kinross Gold Corporation †	113,307	374,513
Kobe Steel Limited †	49,900	470,627
Korea Zinc Company Limited	2,063	832,929
Koza Altin Isletmeleri AS †	13,742	62,516
Kurimoto Limited	2,200	45,671
Kyoei Steel Limited	3,400	61,637
Labrador Iron Ore Royalty Company	2,785	36,158
Lundin Mining Corporation †	45,155	221,523
Maruichi Steel Tube Limited	10,900	351,090
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	10,203
Mineral Resources Limited	31,646	293,748
Mitsubishi Materials Corporation	18,000	532,582
Mitsubishi Steel Manufacturing Company Limited	27,000	53,573
Mitsui Mining & Smelting Company Limited	84,000	195,306
MMC Norilsk Nickel PJSC	187,999	3,154,623
Mongolian Mining Corporation †	408,750	13,174
Neturen Company Limited	6,900	54,763
Nevsun Resources Limited	18,400	59,037

58

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
New Gold Incorporated †	45,386	$161,839
Newcrest Mining Limited	110,203	1,590,153
Newmont Mining Corporation	247,664	8,034,220
Nippon Denko Company Limited	10,000	19,929
Nippon Light Metal Holdings Company Limited	79,500	177,199
Nippon Steel Corporation	124,500	2,669,451
Nisshin Steel Holdings Company Limited	13,864	177,534
Nittetsu Mining Company Limited	1,200	54,858
NMDC Limited	207,319	369,818
Norsk Hydro ASA	97,893	461,541
Northern Dynasty Minerals †	2,200	2,604
Northern Star Resources Limited	87,386	231,663
NovaGold Resources Incorporated †	12,820	58,789
Novolipet Steel GDR Register Shares	18,613	343,410
Nucor Corporation	149,010	9,266,932
Oceanagold Corporation	56,900	157,997
OSAKA Titanium Technologies Company †	3,700	52,069
Osisko Gold Royalties Limited	3,915	38,354
Outokumpu Oyj †	8,348	64,499
Outotec Oyj †	15,988	85,063
OZ Minerals Limited	56,980	331,145
Pacific Metals Company Limited †	27,000	90,153
Pan American Silver Corporation	16,145	271,988
Petropavlovsk plc †	9,120	810
Philex Mining Corporation	24	4
POSCO	12,853	2,743,102
Pretium Resources Incorporated †	12,526	109,380
PT Aneka Tambang Tbk †	186	13
Randgold Resources Limited	8,749	623,964
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	187,274
Reliance Steel & Aluminum Company	79,600	6,455,560
Rio Tinto Limited	61,241	2,611,652
Rio Tinto plc	109,053	4,079,767
Royal Gold Incorporated	72,585	5,054,819
Salzgitter AG	2,771	90,543
Sandfire Resources NL	24,651	105,398
Sanyo Special Steel Company Limited	19,000	95,162
Semafo Incorporated †	21,405	65,173
Silver Standard Resources Incorporated †	5,023	49,695
Silver Wheaton Corporation	41,341	752,158
Sims Group Limited	28,188	260,193
Sociedad Minera Cerro Verde SA †	3,244	65,691
South32 Limited - Athens Exchange	525,142	1,050,914
South32 Limited - London Exchange	191,237	389,421
Southern Copper Corporation «	55,608	1,825,611
SSAB Svenskt Stal AB Class A †	20,546	79,419
SSAB Svenskt Stal AB Class B †	25,759	83,649
Steel Authority of India Limited †	105,948	79,249
Steel Dynamics Incorporated	260,200	9,231,896
Sumitomo Metal Mining Company Limited	76,000	1,015,061
Tahoe Resources Incorporated	28,200	271,021
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	48,920	296,633
Teck Resources Limited Class B	45,708	1,157,246
Thyssenkrupp AG	36,326	824,672
Toho Titanium Company Limited	7,700	51,152
Toho Zinc Company Limited	26,000	99,768
Tokyo Steel Manufacturing Company Limited	16,100	116,101
Ton Yi Industrial Corporation	243,350	104,218
Topy Industries Limited	3,600	90,751
Torex Gold Resources Incorporated †	7,400	110,837
Trans Hex Group Limited †	3,465	1,002
Trilogy Metals Incorporated †	2,136	1,208
Turquoise Hill Resources Limited †	57,728	192,957
UACJ Corporation	44,000	126,918
United States Steel Corporation	175,400	5,672,436
Vale SA †	319,946	2,654,510

59

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Metals & Mininig (continued)
Vedanta Limited	301,698	$1,013,095
Viohalco SA †	1,430	1,732
Voestalpine AG	9,874	374,175
Worthington Industries Incorporated	45,239	2,546,051
Yamana Gold Incorporated	78,246	233,579
Yamato Kogyo Company Limited	7,200	204,537
Yieh Phui Enterprise †	14,220	5,488
Yodogawa Steel Works Limited	4,500	124,295
Young Poong Corporation	239	213,844

		145,471,246

Paper & Forest Products : 0.12%
Canfor Corporation †	8,208	89,761
Daio Paper Corporation «	16,500	181,434
Domtar Corporation	63,800	2,505,426
Empresas CMPC SA	458,328	932,257
Hokuetsu Paper Mills Limited	22,300	127,869
Holmen AB Class B	6,246	211,162
Kapstone Paper & Packaging Corporation	98,000	2,002,140
Mitsubishi Paper Mills Limited †	6,500	42,612
Mondi plc	33,273	679,837
Nippon Paper Industries Company Limited	17,100	295,650
Oji Holdings Corporation	129,000	528,832
Stella-Jones Incorporated	9,800	329,244
Stora Enso Oyj	69,844	673,990
Tokushu Tokai Holdings Company Limited	2,400	83,808
UPM-Kymmene Oyj	55,974	1,281,399
West Fraser Timber Company Limited	6,150	219,254

		10,184,675

Real Estate : 5.66%

Equity REITs : 4.83%
Abacus Property Group	42,035	92,501
Acadia Realty Trust	81,600	2,697,696
Activia Properties Incorporated	80	351,733
Advance Residence Investment Corporation	189	476,114
Aeon REIT Investment Corporation	168	180,328
Alexandria Real Estate Equities Incorporated	37,500	4,109,625
Allied Properties REIT	9,500	239,675
American Campus Communities Incorporated	138,200	6,510,602
American Homes 4 Rent Class A	203,492	4,287,576
American Tower Corporation	72,039	7,367,429
Apartment Investment & Management Company Class A	75,037	3,159,058
Apple Hospitality REIT Incorporated «	160,973	2,968,342
Argosy Property Trust	148,510	110,434
Ascendas REIT	362,087	593,647
AvalonBay Communities Incorporated	22,700	3,733,923
Befimmo S.C.A. Sicafi	1,160	64,410
Big Yellow Group plc	13,948	115,967
Boardwalk REIT	1,855	61,589
Boston Properties Incorporated	25,289	3,132,801
Brandywine Realty Trust	179,494	2,755,233
British Land Company plc	96,327	712,901
Brixmor Property Group Incorporated	120,114	2,924,776
Bunnings Warehouse Property Trust	74,476	160,041
Camden Property Trust	41,900	3,297,949
Canadian Apartment Properties	5,440	123,679
Canadian REIT	4,006	135,124
CapitaLand Commercial Trust Limited	360,464	384,770
CapitaLand Mall Trust	468,636	637,556
Care Capital Properties Incorporated	94,287	2,270,431
Cathay No.1 REIT	400,000	204,813
CBL & Associates Properties Incorporated	191,868	2,275,554
CDL Hospitality Trusts	121,000	111,853
Champion REIT	571,653	325,016

60

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Equity REITs (continued)
Charter Hall Group	46,118	$153,932
Charter Hall Retail REIT	62,961	197,598
Cofinimmo SA	2,555	282,165
Columbia Property Trust Incorporated	126,452	2,663,079
Comforia Residential REIT Incorporated	72	154,630
Cominar REIT	20,000	208,442
Communications Sales & Leasing Incorporated	148,776	3,708,986
CoreCivic Incorporated	120,300	2,732,013
CoreSite Realty Corporation	37,700	2,658,981
Corporate Office Properties Trust	97,300	2,784,726
Cousins Properties Incorporated	378,387	2,993,041
Cromwell Group	285,800	194,165
CubeSmart REIT	195,307	4,814,318
CyrusOne Incorporated	82,600	3,525,368
Daiwa House Residential Investment Corporation	185	460,378
Daiwa Office Investment Corporation	41	207,500
DCT Industrial Trust Incorporated	94,337	4,334,785
DDR Corporation	135,646	2,064,532
Derwent Valley Holdings plc	8,152	245,815
Dexus Property Group	143,410	965,818
DiamondRock Hospitality	202,481	2,144,274
Douglas Emmett Incorporated	157,555	5,780,693
Duke Realty Corporation	160,578	4,083,499
DuPont Fabros Technology Incorporated	82,200	3,342,252
Education Realty Trust Incorporated	75,300	3,057,180
Emlak Konut Gayrimenkul Yati	469,570	394,987
EPR Properties	66,726	4,640,126
Equinix Incorporated	38,700	13,110,012
Equinix Incorporated	770	260,845
Equity Commonwealth †	130,841	3,804,856
Equity Lifestyle Properties Incorporated	89,350	6,203,571
Equity Residential	36,200	2,172,362
Essex Property Trust Incorporated	36,609	7,904,615
Eurocommercial Properties NV	3,299	118,040
Extra Space Storage Incorporated	71,200	4,995,392
Federal Realty Investment Trust	38,501	5,406,310
Fibra Uno Administracion SAB de CV	718,045	1,108,335
Fonciere des Regions	3,503	275,219
Fortune REIT	246,000	290,512
Four Corners Property Trust Incorporated	67,265	1,290,143
Frontier Real Estate Investment Corporation	64	284,743
Fukuoka REIT Corporation	100	159,696
Gaming and Leisure Properties Incorporated	204,114	6,227,518
Gecina SA	2,316	304,126
General Growth Properties Incorporated	60,300	1,528,002
Geo Group Incorporated	76,532	2,545,454
Global One Real Estate Investment Corporation	27	100,184
GLP J-REIT	383	429,517
Goodman Group	252,674	1,246,402
Goodman Property Trust	181,257	156,607
GPT Group	275,271	983,845
Granite Real Estate Investment Trust	4,243	137,811
Great Portland Estates plc	28,410	215,945
Growthpoint Properties Limited	721,042	1,274,340
H&R REIT	11,358	184,410
Hammerson plc	66,473	452,866
Hankyu REIT Incorporated	82	106,939
HCP Incorporated	217,204	6,414,034
Healthcare Realty Trust Incorporated	120,275	3,533,680
Healthcare Trust of America Incorporated Class A	144,151	4,076,590
Heiwa Real Estate REIT Incorporated	149	102,238
Hospitality Properties Trust	172,821	5,010,945
Host Hotels & Resorts Incorporated	344,100	6,138,744
Hulic REIT Incorporated	121	196,616
ICADE	3,119	215,530
Ichigo Real Estate Investment Corporation	189	127,536
Industrial & Infrastructure Fund Investment Corporation	51	235,820
Intu Properties plc	89,901	302,695

61

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Equity REITs (continued)
Investa Office Fund	109,870	$357,799
Invincible Investment Corporation	443	220,716
Iron Mountain Incorporated	111,789	3,689,037
Japan Excellent Incorporated	184	229,347
Japan Hotel REIT Investment Corporation	503	349,974
Japan Logistics Fund Incorporated	129	253,929
Japan Prime Realty Investment Corporation	120	487,741
Japan Real Estate Investment Corporation	172	930,624
Japan Rental Housing Investment Incorporated	257	184,205
Japan Retail Fund Investment Corporation	350	710,371
Kenedix Realty Investment	52	277,261
Kenedix Residential Investment Corporation	43	112,682
Kenedix Retail REIT Corporation	61	137,297
Keppel REIT	209,463	155,634
Kilroy Realty Corporation	51,295	3,710,680
Kimco Realty Corporation	203,180	5,189,217
Kite Realty Group Trust	93,660	2,252,523
Kiwi Property Group Limited	201,240	208,077
KLCC Property Holdings Bhd	105,300	179,665
Klepierre	21,292	793,996
Lamar Advertising Company Class A	90,964	6,030,004
Land Securities Group plc	74,578	905,126
LaSalle Hotel Properties	116,852	3,280,036
LaSalle Logiport REIT	172	166,430
Lexington Corporate Properties Trust	239,558	2,474,634
Liberty Property Trust	161,332	6,356,481
Life Storage Incorporated	51,666	4,196,829
Link REIT	323,655	2,228,219
LondonMetric Property plc	59,025	105,608
Mack-Cali Realty Corporation	91,334	2,470,585
Mapletree Industrial Trust	180,600	206,638
Mapletree Logistics Trust	306,351	216,937
MCUBS MidCity Investment Corporation	33	98,794
Merlin Properties Socimi SA	27,586	278,044
Mid-America Apartment Communities Incorporated	43,100	3,949,253
Mirvac Group	619,201	937,360
Mori Hills REIT Corporation	189	249,786
Mori Trust Sogo REIT Incorporated	132	198,684
National Health Investors Incorporated	43,500	3,078,060
Nippon Accommodations Fund Incorporated	66	272,296
Nippon Building Fund Incorporated	195	1,085,748
Nippon Prologis REIT Incorporated	255	528,032
NIPPON REIT Investment Corporation	47	112,277
Nomura Real Estate Master Fund Incorporated	577	859,914
NorthStar Realty Finance Corporation	185,595	2,809,908
Omega Healthcare Investors Incorporated	85,974	2,532,794
ORIX JREIT Incorporated	332	502,331
Outfront Media Incorporated	143,340	3,613,601
Paramount Group Incorporated	177,963	2,797,578
Parkway Incorporated †	29,048	569,341
Parkway Life REIT	64,000	109,841
Pebblebrook Hotel Trust	81,240	2,336,462
Physicians Realty Trust	137,400	2,489,688
Piedmont Office Realty Trust Incorporated Class A	157,900	3,101,156
Post Properties Incorporated	59,446	3,865,179
Potlatch Corporation	45,822	1,882,139
Precinct Properties New Zealand Limited	145,054	122,759
Premier Investment Corporation	163	192,485
Public Storage Incorporated	24,997	5,231,872
Rayonier Incorporated	133,700	3,544,387
Realty Income Corporation	120,262	6,667,325
Redefine Properties Limited	1,331,220	978,734
Regency Centers Corporation	50,183	3,354,232
Resilient REIT Limited	102,685	754,956
Retail Properties of America Incorporated Class A	247,177	3,771,921
RioCan REIT	14,088	280,858
RLJ Lodging Trust	127,727	2,910,898
Ryman Hospitality Properties Incorporated	41,500	2,444,350
Scentre Group	768,669	2,406,724

62

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Equity REITs (continued)
Segro plc	81,565	$426,586
Sekisui House REIT incorporated	119	148,327
Sekisui House SI Investment Corporation	125	133,080
Senior Housing Properties Trust	260,789	4,709,849
Shaftesbury plc	24,082	276,606
Shopping Centres Australasia Property Group	117,209	183,492
SIA REIT Incorporated	14	46,379
Simon Property Group Incorporated	53,386	9,590,795
Smart REIT	5,367	124,336
Spirit Realty Capital Incorporated	527,894	5,695,976
Starhill Global REIT	254,000	133,791
Stockland Australia	353,241	1,129,484
Sun Communities Incorporated	69,400	5,008,598
Sunstone Hotel Investors Incorporated	223,850	3,254,779
Suntec REIT	384,000	454,097
Taubman Centers Incorporated	67,173	4,881,462
Tokyu REIT Incorporated	135	167,327
UDR Incorporated	122,400	4,166,496
Unibail-Rodamco SE	8,909	1,966,338
United Urban Investment Corporation	405	617,386
Urban Edge Properties REIT	93,348	2,528,797
Vastned Retail NV	1,059	38,907
VEREIT Incorporated	440,429	3,651,156
Vicinity Centres	471,677	1,017,065
Washington Prime Group Incorporated	208,185	2,086,014
Washington Real Estate Investment Trust	82,675	2,567,886
Weingarten Realty Investors	128,900	4,577,239
Welltower Incorporated	35,610	2,235,596
Wereldhave NV	4,146	173,173
Westfield Corporation	275,983	1,862,729
Weyerhaeuser Company	351,534	10,837,793
Workspace Group plc	11,049	94,905
WP Carey Incorporated	51,257	2,979,057
Xenia Hotels & Resorts Incorporated	121,524	2,126,670
Yuexiu Real Estate Investment Trust	325,000	181,847

		405,061,561

Real Estate Management & Development : 0.83%
Aeon Mall Company Limited	17,100	246,624
Africa Israel Investments Limited †	1,061	145
Aldar Properties PJSC	857,106	578,747
Allreal Holding AG	1,348	196,360
Ascendas India Trust	83,000	60,802
Atrium European Real Estate Limited	10,857	44,531
Ayala Land Incorporated	1,588,900	1,051,173
Bukit Sembawang Estates Limited	28,000	87,906
Buwog AG	5,071	117,836
C C Land Holdings Limited	511	143
CA Immobilien Anlagen AG	3,951	72,024
Capital & Counties Properties plc	89,398	317,891
CapitaLand Limited	485,500	1,043,248
Castellum AB	28,107	370,583
Cathay Real Estate Development Company Limited	182,000	106,209
Central Pattana PCL	354,500	561,366
China Evergrande Group	901,210	615,795
China Overseas Land & Investment Limited	974,480	2,814,201
China Resources Land Limited	680,888	1,653,830
China Vanke Company Limited H Shares	359,280	1,102,413
Chinese Estates Holdings Limited	69,696	129,032
City Developments Limited	83,000	488,729
Colliers International Group	2,138	75,649
Country Garden Holdings Company Limited	2,175,580	1,217,304
Daibiru Corporation	10,800	96,195
Daikyo Incorporated	44,000	93,073
Daito Trust Construction Company Limited	10,800	1,677,986
Daiwa House Industry Company Limited	91,900	2,612,288
Deutsche Euroshop AG	4,842	188,593

63

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Real Estate Management & Development (continued)
Deutsche Wohnen AG	27,669	$852,184
DLF Limited	85,755	144,076
Dream Unlimited Class A †	3,983	18,828
Emaar Properties PJSC	1,168,710	2,170,171
Emperor International Holdings Limited	200,000	46,155
F&C Commercial Property Trust Limited	75,126	129,247
Fabege AB	13,162	208,073
Far East Consortium International Limited	163,032	70,623
Farglory Land Development Company Limited	52,252	60,903
First Capital Realty Incorporated	7,489	113,509
FirstService Corporation	2,138	92,838
Future Mall Management Limited †	504	240
Gazit Globe Limited	4,376	39,702
Global Logistic Properties Limited	470,000	675,481
Goldcrest Company Limited	3,340	63,323
Goldin Properties Holdings Limited †	326,000	250,074
Grainger plc	37,054	104,453
Great Eagle Holdings Limited	71,414	316,260
Guocoland Limited	42,554	55,517
Hang Lung Group Limited	147,000	540,128
Hang Lung Properties Limited	305,000	687,346
Heiwa Real Estate Company Limited	5,200	74,269
Heliopolis Housing	5,668	6,799
Henderson Land Development Company Limited	170,513	941,982
Highwealth Construction Corporation	269,880	404,740
HKC Holdings Limited †	8,688	4,312
HKR International Limited †	125,600	57,970
Hong Kong Land Holdings Limited	170,000	1,089,700
Hufvudstaden AB Class A	14,497	220,690
Hulic Company Limited	62,900	590,486
Hysan Development Company Limited	117,533	518,227
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	211,117
Immofinanz AG Interim Shares †(a)	19,870	0
Jones Lang LaSalle Incorporated	26,055	2,638,850
K Wah International Holdings Limited	177,672	91,396
Kenedix Incorporated	36,400	134,267
Kerry Properties Limited	145,053	415,158
Kowloon Development Company Limited	45,000	43,860
Kungsleden AB	25,316	155,089
Land & Houses PCL	456,840	114,596
LEG Immobilien AG	4,572	346,463
Lendlease Corporation Limited	85,652	860,829
Leopalace21 Corporation	39,000	211,695
Longfor Properties Company Limited	306,000	393,324
Medinet Nasr Housing †	13,400	14,214
Megaworld Corporation	2,758,000	204,091
Midland Holdings Limited †	56,000	17,544
Mitsubishi Estate Company Limited	190,189	3,832,706
Mitsui Fudosan Company Limited	137,000	3,221,874
Mobimo Holding AG	799	192,147
New World Development Limited	749,118	834,446
Nexity SA	1,566	72,389
Nomura Real Estate Holding Incorporated	17,300	280,054
NTT Urban Development Corporation	15,800	136,172
Palm Hills Developments SAE	79,185	13,829
Prelios SpA †	1,105	89
PSP Swiss Property AG	3,653	314,747
PT Bumi Serpong Damai Tbk	2,777,000	348,342
PT Lippo Karawaci Terbuka Tbk	4,995,500	281,982
Radium Life Tech Company Limited †	1,634	503
Realogy Holdings Corporation	161,495	3,900,104
Red Star Macalline Group Corporation H shares	459,000	449,739
Relo Holdings Incorporated	1,600	219,571
Robinsons Land Company	372,100	192,672
Ruentex Development Company Limited †	202,996	242,655
Savills plc	10,369	86,924
Shimao Property Holding Limited	283,500	370,617
Shree Precoated Steels Limited †	3,781	116

64

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Sinarmas Land Limited	85,000	$26,389
Sino Land Company	423,961	666,837
Sino-Ocean Land Holdings Limited	1,039,500	443,595
SM Prime Holdings Incorporated	3,478,354	1,853,537
SP Setia Bhd	272,605	201,432
Sumitomo Real Estate Sales Company Limited	2,500	60,924
Sumitomo Realty & Development Company Limited	66,000	1,822,420
Sun Hung Kai Properties Limited	230,284	3,013,450
Swire Pacific Limited Class A	97,500	971,040
Swire Pacific Limited Class B	195,000	342,912
Swire Properties Limited	200,183	605,207
Swiss Prime Site AG	5,716	467,760
TAG Immobilien AG	11,454	143,489
Talaat Moustafa Group	108,625	52,716
The Howard Hughes Corporation †	39,943	4,545,513
Tian An China Investment	224,097	124,811
TOC Company Limited	13,900	120,162
Tokyo Tatemono Company Limited	29,700	383,176
Tokyu Fudosan Holdings Corporation	74,700	427,678
UEM Land Holdings Bhd	413,675	96,333
Unite Group plc	20,850	145,829
United Industrial Corporation Limited	64,877	122,661
United Overseas Land Limited	106,331	437,683
Vonovia SE	40,491	1,305,884
Wharf Holdings Limited	203,500	1,508,573
Wheelock & Company Limited	145,000	861,793
Wheelock Properties (Singapore) Limited	39,000	39,861
Wing Tai Holdings Limited	88,730	99,975

		69,904,793

Telecommunication Services : 2.33%

Diversified Telecommunication Services : 1.48%
AT&T Incorporated	616,377	23,810,644
BCE Incorporated	28,401	1,223,951
Bezeq Israeli Telecommunication Corporation Limited	178,458	329,779
Bharti Infratel Limited	184,499	1,011,997
BT Group plc	788,518	3,523,125
Cellnex Telecom SAU	13,745	192,584
CenturyLink Incorporated «	253,460	5,961,379
China Telecom Corporation Limited H Shares	3,514,000	1,698,898
China Unicom Limited	1,731,688	2,103,075
Chorus Limited	64,726	180,606
Chunghwa Telecom Company Limited	1,036,602	3,496,210
Citic 1616 Holdings Limited	481	158
Deutsche Telekom AG	295,083	4,648,934
Elisa Oyj	17,138	538,009
Frontier Communications Corporation «	580,341	2,118,245
Hellenic Telecommunications Organization SA	66,898	609,756
Hong Kong Broadband Network Limited	153,000	173,386
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	513,364	669,792
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	65,447
Iliad SA	1,823	346,813
Inmarsat plc	40,614	361,049
Koninklijke KPN NV	274,617	791,372
KT Corporation	20,261	517,335
Level 3 Communications Incorporated †	162,467	8,947,058
LG Uplus Corporation	33,879	331,820
Manitoba Telecom Services Incorporated	5,945	164,989
Nippon Telegraph & Telephone Corporation	95,400	3,856,693
Ooredoo QSC	33,164	847,066
Orange Polska SA	132,850	170,373
Orange SA	204,770	2,985,185
PCCW Limited	819,477	476,483
Proximus SA	15,466	437,247

65

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Diversified Telecommunication Services (continued)
PT Telekomunikasi Indonesia Persero Tbk	12,835,060	$3,579,895
Rostelecom Sponsored ADR	3,611	28,385
SBA Communications Corporation Class A †	69,498	6,877,522
SFR Group SA	8,018	202,589
Singapore Telecommunications Limited	1,162,100	3,064,665
Spark New Zealand Limited	198,250	510,357
Sunrise Communications Group AG 144A	3,172	197,646
Swisscom AG	2,129	909,856
Taicom PCL	188,600	106,248
TalkTalk Telecom Group plc	57,843	115,580
TDC AS †	101,735	517,634
Telecom Egypt Company	36,313	20,021
Telecom Italia SpA †	885,010	669,247
Telecom Italia SpA RSP	592,709	369,999
Telecom Malaysia Bhd	419,050	578,938
Telefonica Brasil SA	8,717	94,721
Telefonica Deutschland Holding AG	91,645	359,575
Telefonica SA	386,950	3,220,175
Telenor ASA	70,077	1,035,471
Telia Company AB	284,399	1,068,794
Telstra Corporation Limited	617,757	2,303,722
Telus Corporation	19,486	608,675
Tiscali SpA †	588	24
TPG Telecom Limited	45,074	237,654
True Corporation PCL	3,114,716	624,174
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	188,997
Verizon Communications Incorporated	408,397	20,379,010
Vocus Communications Limited	50,610	155,845
Zayo Group Holdings Incorporated †	108,000	3,726,000

		124,340,877

Wireless Telecommunication Services : 0.85%
Advanced Info Service PCL - Foreign Register	353,800	1,432,870
America Movil SAB de CV Class L	5,823,236	3,526,318
Axiata Group Bhd	955,217	896,184
Bharti Airtel Limited	447,901	2,124,045
China Mobile Limited	1,400,500	15,284,255
Digi.com Bhd	901,400	982,942
Drillisch AG	7,270	280,042
Empresa Nacional de Telecomunicaciones SA †	28,911	318,194
Far Eastone Telecommunications Company Limited	404,722	937,109
Freenet AG	9,566	244,034
Global Telecom Holding †	313,006	104,949
Globe Telecom Incorporated	8,330	244,557
Idea Cellular Limited	292,014	330,414
Intouch Holdings PCL Class F	419,200	587,452
KDDI Corporation	247,700	6,493,180
M1 Limited	94,400	129,085
Maxis Bhd	514,200	687,365
Millicom International Cellular SA	6,159	260,042
Mobile Telesystems ADR	144,012	1,127,614
MTN Group Limited	414,152	3,330,279
NTT DOCOMO Incorporated	180,200	4,133,078
Okinawa Cellular Telephone Company	2,400	73,633
Orascom Telecom Media & Technology Holding SAE †	313,006	15,944
PLDT Incorporated	24,955	635,291
PT Indonesian Satellite Corporation Tbk †	241,500	114,045
PT Tower Bersama Infrastructure Tbk	565,500	231,583
PT Xl Axiata Tbk †	651,875	110,630
Reliance Communications Limited †	442,880	244,251
Reliance Communications Limited GDR 144A†	32,828	18,105
Rogers Communications Incorporated Class B	35,000	1,352,267
SK Telecom Company Limited	6,460	1,248,843
SmarTone Telecommunications Holding Limited	53,688	73,924
SoftBank Group Corporation	125,045	7,336,236
Sprint Corporation †	66,342	520,121
StarHub Limited	109,000	219,011

66

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Wireless Telecommunication Services (continued)
T-Mobile US Incorporated †	46,805	$2,537,299
Taiwan Mobile Company Limited	423,202	1,427,359
Tele2 AB Class B †	3,697	28,160
Tele2 AB Class B - BATS Exchange	29,579	225,944
Telephone & Data Systems Incorporated	95,102	2,561,097
Tim Participacoes SA	177,415	435,400
Total Access Communication PCL	192,200	183,153
Turkcell Iletisim Hizmetleri AS †	272,349	715,811
VimpelCom Limited ADR	49,963	167,876
Vodacom Group Proprietary Limited	136,573	1,404,099
Vodafone Group plc	2,382,728	5,780,679
Vodafone Qatar †	126,716	306,254

		71,421,023

Utilities : 3.41%

Electric Utilities : 1.47%
Acciona SA	2,541	172,438
ALLETE Incorporated	51,032	3,154,798
Alliant Energy Corporation	103,836	3,729,789
American Electric Power Company Incorporated	46,380	2,738,739
AusNet Services	244,412	268,022
CEZ AS	55,424	899,634
Cheung Kong Infrastructure Holdings Limited	104,000	868,845
Chubu Electric Power Company Incorporated	99,300	1,393,524
CLP Holdings Limited	284,500	2,782,096
Contact Energy Limited	167,998	559,188
Duke Energy Corporation	66,652	4,916,918
Edison International	32,268	2,219,070
El Paso Electric Company	43,400	1,955,170
Electricite de France SA «	27,395	290,201
Emera Incorporated	12,523	420,541
Endesa SA	29,051	600,553
Enea SA †	23,564	52,141
Enel SpA	694,131	2,805,863
Energa SA «	97,841	185,071
Energias de Portugal SA	245,535	709,648
Enersis Chile SA	5,359,575	507,419
Enersis SA	5,359,575	880,055
Entergy Corporation	82,946	5,700,879
Eversource Energy	148,001	7,639,812
Exelon Corporation	87,271	2,837,180
FirstEnergy Corporation	197,446	6,178,085
Fortis Incorporated	25,374	756,328
Fortum Oyj	40,768	591,949
Great Plains Energy Incorporated	219,146	5,783,263
Hawaiian Electric Industries Incorporated	117,777	3,627,532
HK Electric Investments Limited 144A	344,434	303,736
Hokkaido Electric Power Company Incorporated	30,100	218,373
Hokuriku Electric Power Company	29,400	318,143
Hydro One Limited 144A	15,657	269,012
Iberdrola SA	539,205	3,245,414
IDACORP Incorporated	52,644	4,008,841
Infratil Limited	115,574	228,360
Kansai Electric Power Company Incorporated †	111,300	1,097,386
Korea Electric Power Corporation	41,924	1,667,564
Kyushu Electric Power Company Incorporated	65,000	639,177
Manila Electric Company	106,140	565,596
NextEra Energy Incorporated	45,211	5,164,453
OGE Energy Corporation	89,996	2,848,373
PG&E Corporation	47,065	2,767,422
Pinnacle West Capital Corporation	50,804	3,755,940
PNM Resources Incorporated	81,537	2,576,569
Polska Grupa Energetyczna SA	252,746	558,063
Portland General Electric Company	92,735	3,857,776
Power Assets Holdings Limited	203,605	1,942,470
Power Grid Corporation of India Limited	426,776	1,196,488

67

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value

Electric Utilities (continued)
PPL Corporation	62,866	$2,103,496
Public Power Corporation SA †	10,093	32,840
Red Electrica Corporacion SA	38,910	692,811
Shikoku Electric Power Company Incorporated	28,400	270,831
Spark Infrastructure Group	255,559	424,614
SSE plc	94,668	1,747,116
Tata Power Company Limited	384,258	415,701
Tauron Polska Energia SA †	210,484	132,714
Tenaga Nasional Bhd	752,837	2,366,733
Terna SpA «	126,682	549,408
The Chugoku Electric Power Company Incorporated	45,200	514,404
The Okinawa Electric Power Company Incorporated	5,800	117,820
The Southern Company	98,045	4,590,467
Tohoku Electric Power Company Incorporated	68,900	802,794
Tokyo Electric Power Company Incorporated †	110,100	409,007
Trustpower Limited	3,817	11,867
Westar Energy Incorporated	64,713	3,686,052
Xcel Energy Incorporated	52,838	2,061,210

		123,383,792

Gas Utilities : 0.53%
APA Group	176,480	1,038,663
Atmos Energy Corporation	47,266	3,361,558
Aygaz AS	12,972	41,343
China Gas Holdings Limited	654,000	865,086
China Resources Gas Group Limited	210,000	622,704
Enagas SA	20,387	502,366
ENN Energy Holdings Limited	136,000	625,952
Gail India Limited	63,415	393,513
Gas Natural SDG SA	32,383	554,286
Hong Kong & China Gas Company Limited	1,065,302	1,983,235
Infraestructura Energetica Nova SAB de CV	107,712	468,937
Italgas SpA †	46,187	165,260
Korea Gas Corporation	5,695	208,743
National Fuel Gas Company	93,100	5,248,978
New Jersey Resources Corporation	88,900	3,062,605
ONE Gas Incorporated	56,861	3,412,229
Osaka Gas Company Limited	285,000	1,077,671
Petronas Gas Bhd	166,800	783,579
PT Perusahaan Gas Negara Persero Tbk	2,360,000	461,465
Rubis SCA	5,494	448,823
Saibu Gas Company Limited	47,000	101,062
Shizuoka Gas Company Limited	11,500	79,210
South Jersey Industries Incorporated	81,400	2,686,200
Southwest Gas Corporation	51,707	3,833,040
Spire Incorporated	36,200	2,336,348
Superior Plus Corporation	9,992	89,261
Toho Gas Company Limited	70,000	554,346
Tokyo Gas Company Limited	279,000	1,216,182
Towngas China Company Limited	127,000	65,821
UGI Corporation	83,158	3,725,478
WGL Holdings Incorporated	55,511	4,027,878

		44,041,822

Independent Power & Renewable Electricity Producers : 0.25%
Aboitiz Power Corporation	386,100	333,072
AES Corporation	300,000	3,435,000
AES Gener SA	472,711	167,821
Algonquin Power & Utilities Corporation	41,900	347,165
Calpine Corporation †	400,100	4,461,115
Capital Power Corporation	7,700	133,788
China Longyuan Power Group Corporation H Shares	787,000	615,882
China Renewable Energy Investment Limited	15,871	665
China Resources Power Holdings Company	617,185	1,015,314
Colbun SA	1,637,920	307,718
Drax Group plc	35,738	126,813

68

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Shares	Value

Independent Power & Renewable Electricity Producers (continued)
EDP Renovaveis SA	9,632	$61,312
Electric Power Development Company Limited	24,000	526,341
Electricity Generating PCL	111,800	623,557
Endesa Americas SA	1,148,063	497,611
Enel Generacion Chile SA	1,148,063	716,696
Energy Development Corporation	1,562,250	159,901
Engie Brasil Energia SA	78,129	828,174
Etrion Corporation †	2,567	587
Glow Energy PCL	209,800	464,530
Malakoff Corporation Bhd	1,131,300	341,974
Neyveli Lignite Corporation Limited	4,901	5,614
NHPC Limited	186,049	76,242
Northland Power Incorporated	23,700	383,209
NRG Energy Incorporated	327,589	3,714,859
NTPC Limited	682,862	1,627,621
Ratchaburi Electricity Generating Holding PCL ADR	20,700	29,008
Tilt Renewables Limited	3,817	5,136
Transalta Corporation	24,700	135,149
Uniper SE †	18,751	233,610

		21,375,484

Multi-Utilities : 0.97%
A2A SpA	134,739	160,653
AGL Energy Limited	97,194	1,505,795
Ameren Corporation	112,362	5,519,221
ATCO Limited Class I	8,258	263,115
Avista Corporation	65,220	2,639,453
Black Hills Corporation «	54,142	3,180,843
Canadian Utilities Limited Class A	11,598	305,383
CenterPoint Energy Incorporated	207,710	4,955,961
Centrica plc	544,331	1,432,283
CMS Energy Corporation	134,921	5,426,523
Consolidated Edison Incorporated	28,115	1,961,584
Dominion Resources Incorporated	60,345	4,422,685
DTE Energy Company	83,781	7,799,173
Duet Group	354,371	622,811
E.ON SE	187,516	1,237,546
Engie SA	147,526	1,821,540
Hera SpA	43,571	90,279
Just Energy Group Incorporated «	8,403	45,978
Keppel Infrastructure Trust	56,761	19,008
MDU Resources Group Incorporated	212,703	5,917,397
National Grid plc	352,433	4,026,883
NiSource Incorporated	146,087	3,205,149
Northwestern Corporation	49,617	2,783,514
Public Service Enterprise Group Incorporated	46,602	1,925,129
RWE AG †	45,697	574,403
SCANA Corporation	68,957	4,863,537
Suez Environnement Company SA	28,095	392,305
Vector Limited	28,886	64,235
Vectren Corporation	86,719	4,256,169
Veolia Environnement SA	45,364	783,928
WEC Energy Group Incorporated	147,462	8,259,347
YTL Corporation Bhd	1,978,309	637,878
YTL Power International Bhd	1,409,368	444,964

		81,544,672

Water Utilities : 0.19%
Aguas Andinas SA Class A	613,482	394,773
American Water Works Company Incorporated	82,578	5,984,428
Aqua America Incorporated	194,812	5,791,761
Beijing Enterprises Water Group Limited	1,232,000	891,062
Guangdong Investment Limited	804,000	1,125,693
Hyflux Limited	81,500	27,293
Pennon Group plc	35,570	364,052

69

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name		Shares	Value

Water Utilities (continued)
Severn Trent plc		25,380	$694,492
United Utilities Group plc		65,169	719,993

			15,993,547

Total Common Stocks (Cost $5,944,642,602)			8,025,871,906

	Dividend yield
Preferred Stocks : 0.49%

Consumer Discretionary : 0.06%

Automobiles : 0.05%
Bayerische Motoren Werke AG ±	5.02%	4,593	329,751
Hyundai Motor Company ±	4.14	4,236	359,809
Hyundai Motor Company ±	4.24	2,744	224,862
Porsche Automobile Holding SE ±	3.14	14,496	734,840
Volkswagen AG ±	1.76	16,860	2,176,452

			3,825,714

Multiline Retail : 0.01%
Lojas Americanas SA ±	0.54	171,080	828,577

Consumer Staples : 0.03%

Beverages : 0.00%
ITO EN Limited ±	2.57	4,600	76,757

Household Products : 0.03%
Henkel AG & Company KGaA ±	1.41	17,027	1,972,434

Personal Products : 0.00%
LG Household & Health Care Limited ±	1.11	217	92,532

Energy : 0.07%

Oil, Gas & Consumable Fuels : 0.07%
Petroleo Brasileiro SA †	0.00	1,026,958	4,858,393
Surgutneftegaz SP ADR ±	22.26	269,016	1,283,206

			6,141,599

Financials : 0.21%

Banks : 0.21%
Banco Bradesco SA ±	0.80	693,014	6,096,056
Itau Unibanco Holding SA ±	4.34	823,773	8,627,324
Itausa Investimentos Itau SA ±	5.71	1,114,743	2,837,905
Shinkin Central Bank Class A ±	2.77	104	208,900

			17,770,185

Health Care : 0.01%

Biotechnology : 0.01%
Grifols SA Class B ±	1.93	22,412	353,925

Health Care Equipment & Supplies : 0.00%
Sartorius AG Vorzug ±	0.74	3,164	235,071

Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00	612	20

70

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Dividend yield		Shares	Value

Information Technology : 0.03%

Technology Hardware, Storage & Peripherals : 0.03%
Samsung Electronics Company Limited ±	1.55%		2,420	$2,806,997

Materials : 0.06%

Chemicals : 0.01%
Fuchs Petrolub AG ±	2.32		6,432	254,886
LG Chem Limited ±	2.76		846	119,043
Sociedad Quimica y Minera de Chile SA Class B ±	3.25		12,021	340,609

				714,538

Metals & Mining : 0.05%
Vale SA ±	0.63		553,330	4,180,181

Telecommunication Services : 0.02%

Diversified Telecommunication Services : 0.02%
Telefonica Brasil SA ±	4.66		131,152	1,751,253

Utilities : 0.00%

Multi-Utilities : 0.00%
RWE AG ±	3.41		3,735	34,705

Total Preferred Stocks (Cost $49,565,193)				40,784,488

		Expiration date
Rights : 0.00%

Consumer Staples : 0.00%

Personal Products : 0.00%
Cosmax Incorporated †(a)		12-15-2016	97	1,647

Financials : 0.00%

Banks : 0.00%
Banca Popolare di Milano Scarl †(a)		12-27-2016	484,767	1
Banco Popolare Societa Cooperativa †(a)		12-27-2016	39,538	0
Caixabank SA Right †		12-12-2016	214,811	8,879

				8,880

Health Care : 0.00%

Biotechnology : 0.00%
Intercell AG †(a)		12-1-2016	1,885	0

Industrials : 0.00%

Airlines : 0.00%
LANTAM Airlines Group SA †(a)		12-23-2016	8,885	0

Electrical Equipment : 0.00%
SGL Carbon SE †		12-13-2016	3,056	2,494

Transportation Infrastructure : 0.00%
PT Jasa Marga Tbk †(a)		12-8-2016	26,631	1,595

Materials : 0.00%

Metals & Mining : 0.00%
Yamana Gold Incorporated †		12-21-2016	4,890	1,201

71

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name			Expiration date	Shares	Value

Real Estate : 0.00%

Real Estate Management & Development : 0.00%
SP Setia Bhd †(a)			12-1-2016	107,657	$73,772

Telecommunication Services : 0.00%

Diversified Telecommunication Services : 0.00%
Telefonica SA †			12-5-2016	386,950	129,184

Total Rights (Cost $248,032)					218,773

Warrants : 0.00%

Consumer Discretionary : 0.00%

Automobiles : 0.00%
Peugeot SA †			4-29-2017	32,389	90,625

Media : 0.00%
Yellow Pages Limited †			12-20-2022	128	262

Energy : 0.00%

Energy Equipment & Services : 0.00%
KNM Group Bhd †			11-15-2017	47,262	212

Industrials : 0.00%

Industrial Conglomerates : 0.00%
Discount Investment Corporation †			12-21-2018	276	297
Discount Investment Corporation †			12-16-2021	276	252
Discount Investment Corporation †			12-31-2049	276	277

					826

Total Warrants (Cost $112,266)					91,925

		Yield
Short-Term Investments : 3.22%

Investment Companies : 3.22%
Securities Lending Cash Investment LLC (l)(r)(u)		0.65%		164,735,253	164,751,727
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.31		105,377,595	105,377,595

Total Short-Term Investments (Cost $270,112,848)					270,129,322

Total investments in securities (Cost $6,264,680,941)*	99.36%				8,337,096,414
Other assets and liabilities, net	0.64				53,345,584

Total net assets	100.00%				$8,390,441,998

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,271,703,803 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,592,418,960
Gross unrealized losses	(527,026,349)

Net unrealized gains	$2,065,392,611

72

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

73

Wells Fargo Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,120,356,513	$8,220	$0	$1,120,364,733
Consumer staples	524,656,191	0	0	524,656,191
Energy	510,245,444	2,248,188	3	512,493,635
Financials	1,368,776,002	104,054	80	1,368,880,136
Health care	761,343,572	0	341	761,343,913
Industrials	929,654,113	199,548	65,032	929,918,693
Information technology	1,389,924,679	580,638	0	1,390,505,317
Materials	456,334,246	436,311	0	456,770,557
Real estate	478,837,514	0	0	478,837,514
Telecommunication services	195,106,735	655,165	0	195,761,900
Utilities	286,339,317	0	0	286,339,317
Preferred stocks

Consumer discretionary	4,654,291	0	0	4,654,291
Consumer staples	2,141,723	0	0	2,141,723
Energy	6,141,599	0	0	6,141,599
Financials	17,770,185	0	0	17,770,185
Health care	589,016	0	0	589,016
Information technology	2,806,997	0	0	2,806,997
Materials	4,894,719	0	0	4,894,719
Telecommunication services	1,751,253	0	0	1,751,253
Utilities	34,705	0	0	34,705
Rights
Consumer discretionary	0	1,647	0	1,647
Financials	0	8,880	0	8,880
Health care	0	0	0	0
Industrials	0	4,089	0	4,089
Materials	0	1,201	0	1,201
Real estate	0	73,772	0	73,772
Telecommunication services	0	129,184	0	129,184
Warrants
Consumer discretionary	0	90,887	0	90,887
Energy	0	212	0	212
Industrials	0	826	0	826
Short-term investments
Investment companies	105,377,595	0	0	105,377,595
Investments measured at net asset value*				164,751,727

Total assets	$8,167,736,409	$4,542,822	$65,456	$8,337,096,414

Liabilities
Futures contracts	$272,980	$0	$0	$272,980

Total liabilities	$272,980	$0	$0	$272,980

*  Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $164,751,727 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at November 30, 2016. As a result, common stocks valued at $2,217,944,040 and preferred stocks valued at $10,020,161 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Portfolio had no material transfers into/out of Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	563,684	14,700	123,400	454,984	$24,077,753

Derivative transactions

For the nine months ended November 30, 2016, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2016, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2016	Unrealized losses
12-16-2016	UBS	255 Long	MSCI EAFE Index	$20,847,525	$(10,285)
12-16-2016	UBS	232 Long	MSCI EM Index	10,010,800	(29,400)
12-16-2016	UBS	290 Long	Russell 2000 Index	38,346,700	(199,940)
12-16-2016	UBS	228 Long	S&P 500 E-Mini Index	25,066,320	(20,905)
12-16-2016	UBS	189 Long	S&P Midcap 400 Index	30,748,410	(12,450)

As of November 30, 2016, the Portfolio had segregated $11,433,918 as cash collateral for open futures contracts.

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 10.72%
Bank of Montreal	2.50%	1-11-2017	$2,000,000	$2,003,151
Credit Suisse (New York) ±	1.24	5-12-2017	4,000,000	4,002,320
DG Bank (New York)	0.95	12-22-2016	3,000,000	3,000,630
Erste Bank der Oesterreichischen Sparkassen AG 144A±	0.89	3-14-2017	3,000,000	3,001,140
Ing Funding LLC ±	1.04	5-30-2017	4,000,000	4,000,280
KBC Bank	0.33	12-1-2016	14,000,000	14,000,000
Mitsubishi Trust & Bank	0.92	12-27-2016	4,000,000	4,001,040
Mizuho Bank Limited	0.95	12-19-2016	5,000,000	5,001,400
National Bank of Kuwait	0.34	12-1-2016	21,050,000	21,050,000
NBAD Americas NV	0.35	12-1-2016	21,000,000	21,000,000
Norinchukin Bank	0.95	12-20-2016	5,000,000	5,001,050
Swedbank ±	0.90	5-22-2017	3,000,000	3,000,210

Total Certificates of Deposit (Cost $89,054,378)				89,061,221

Commercial Paper : 40.03%
Alpine Securitization Limited 144A(p)(z)	1.00	2-2-2017	2,489,000	2,485,640
Alpine Securitization Limited 144A(p)(z)	1.02	2-10-2017	2,000,000	1,996,760
Antalis SA 144A(z)	1.00	2-2-2017	5,000,000	4,993,250
Atlantic Asset Securitization Corporation 144A±(p)	0.69	12-5-2016	3,000,000	3,000,000
Atlantic Asset Securitization Corporation 144A±(p)	0.70	12-9-2016	3,000,000	2,999,970
Atlantic Asset Securitization Corporation 144A±(p)	0.70	12-16-2016	3,000,000	2,999,910
Banco De Credito E Inversiones 144A(z)	0.85	12-2-2016	7,000,000	6,999,720
Banco De Credito E Inversiones 144A(z)	1.10	2-15-2017	2,000,000	1,995,560
Barclays Bank plc 144A(z)	0.75	12-15-2016	10,000,000	9,996,400
Barton Capital Corporation 144A(p)(z)	1.01	1-4-2017	3,000,000	2,998,320
Caisse Centrale Desjardins du Quebec 144A(z)	0.69	12-20-2016	5,000,000	4,998,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.85	12-22-2016	7,000,000	6,998,040
Caisse Centrale Desjardins du Quebec 144A(z)	1.03	1-12-2017	5,000,000	4,996,900
CDP Financial Incorporated 144A(z)	1.00	1-25-2017	3,000,000	2,997,450
Cedar Spring Capital Company 144A(p)(z)	0.65	12-8-2016	4,000,000	3,999,560
Cedar Spring Capital Company 144A(p)(z)	1.08	2-9-2017	3,000,000	2,995,260
Chesham Finance Limited 144A(p)(z)	0.48	12-1-2016	5,000,000	4,999,938
Chesham Finance Limited 144A(p)(z)	0.48	12-1-2016	8,000,000	7,999,900
Chesham Finance Limited 144A(p)(z)	0.48	12-1-2016	5,000,000	4,999,938
China Shipping Container Lines (z)	0.95	12-5-2016	5,000,000	4,999,700
Collateralized Commercial Paper Company (z)	0.78	1-10-2017	7,000,000	6,994,820
Concord Minutemen Capital Company 144A(p)(z)	0.60	12-8-2016	3,000,000	2,999,670
Concord Minutemen Capital Company 144A(p)(z)	0.78	1-9-2017	2,000,000	1,998,580
CPPIB Capital Incorporated 144A(z)	0.70	1-3-2017	3,000,000	2,998,650
CPPIB Capital Incorporated 144A(z)	0.70	1-4-2017	2,000,000	1,999,080
Crown Point Capital Company 144A(p)(z)	0.70	12-19-2016	7,000,000	6,997,970
DBS Bank Limited 144A(z)	0.90	1-10-2017	8,000,000	7,995,600
Gotham Funding Corporation 144A(p)(z)	1.00	12-7-2016	4,000,000	3,999,640
Institutional Secured Funding LLC 144A(p)(z)	0.55	12-1-2016	5,000,000	4,999,938
Kells Funding LLC 144A(p)(z)	0.55	12-16-2016	1,000,000	999,780
Kells Funding LLC 144A(p)±	0.96	5-2-2017	4,000,000	4,000,080
Kells Funding LLC 144A(p)(z)	1.03	1-13-2017	2,000,000	1,998,460
Koch Resources LLC 144A(z)	0.48	12-7-2016	9,800,000	9,799,216
Legacy Capital Company 144A(z)	1.00	12-5-2016	15,000,000	14,998,350
Liberty Funding LLC 144A(p)(z)	0.55	12-5-2016	8,750,000	8,749,388
Liberty Funding LLC 144A(p)(z)	0.89	1-3-2017	10,000,000	9,994,200
LMA Amercias LLC 144A(z)	0.95	2-8-2017	3,000,000	2,994,480
Manhattan Asset Funding Comapny LLC 144A(p)(z)	0.80	1-18-2017	2,000,000	1,998,140
Manhattan Asset Funding Comapny LLC 144A(p)(z)	0.96	12-1-2016	3,000,000	2,999,970
Mountcliff Fund LLC 144A(p)(z)	0.48	12-1-2016	5,000,000	4,999,938
Mountcliff Fund LLC 144A(p)(z)	1.05	1-31-2017	4,000,000	3,994,200
N V Bank Nederlandse Gemeenten 144A(z)	0.55	12-13-2016	2,000,000	1,999,640
N V Bank Nederlandse Gemeenten 144A(z)	0.60	12-2-2016	15,000,000	14,999,550
National Securities Clearing Corporation 144A(z)	0.50	12-1-2016	13,000,000	12,999,870
Nationwide Building Society 144A(z)	0.90	2-1-2017	5,000,000	4,992,900
Nieuw Amsterdam Receivable 144A(z)	0.88	2-3-2017	3,000,000	2,995,860
NRW Bank 144A(z)	0.57	12-8-2016	5,000,000	4,999,650

1

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
NRW Bank 144A(z)	0.60%	12-15-2016	$2,000,000	$1,999,680
Oesterreichische Nationalbank (z)	0.70	1-17-2017	10,000,000	9,990,900
Regency Markets No.1 LLC 144A(p)(z)	0.60	12-8-2016	4,000,000	3,999,560
Regency Markets No.1 LLC 144A(p)(z)	0.65	12-9-2016	7,000,000	6,999,160
Ridgefield Funding Company LLC 144A(p)(z)	0.65	12-1-2016	4,000,000	3,999,960
Starbird Funding Corporation 144A(p)(z)	1.00	12-6-2016	4,000,000	3,999,680
Sumitomo Mitsui Banking Corporation 144A(z)	0.95	1-4-2017	6,000,000	5,996,880
Sumitomo Trust & Banking Corporation 144A(z)	0.93	12-14-2016	5,000,000	4,999,200
Suncorp Group Limited 144A(z)	1.04	1-4-2017	3,000,000	2,997,780
United Overseas Bank Limited 144A(z)	0.58	12-2-2016	10,000,000	9,999,700
United Overseas Bank Limited 144A(z)	0.98	1-20-2017	5,000,000	4,995,100
Versailles CDS LLC 144A(z)	0.85	12-12-2016	8,600,000	8,598,538
Victory Receivables 144A(p)(z)	0.62	12-19-2016	2,000,000	1,999,420
Victory Receivables 144A(p)(z)	0.80	12-2-2016	10,000,000	9,999,700
Working Capital Management Company 144A(z)	0.83	12-20-2016	10,000,000	9,996,900

Total Commercial Paper (Cost $332,487,386)				332,520,744

Corporate Bonds and Notes : 2.95%

Health Care : 2.89%

Health Care Providers & Services : 2.89%
Keep Memory Alive ±§	0.75	5-1-2037	920,000	920,000
Providence Health & Services ±§	0.71	10-1-2042	5,960,000	5,960,000
Providence St. Joseph Health ±§	0.60	10-1-2047	9,000,000	9,000,000
Steadfast Crestvilla LLC ±§	0.69	2-1-2056	3,160,000	3,160,000
Steadfast Crestvilla LLC ±§	0.69	2-1-2056	5,000,000	5,000,000

				24,040,000

Materials : 0.06%

Metals & Mining : 0.06%
SSAB AB Series A ±	0.58	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $24,540,000)				24,540,000

Municipal Obligations : 42.65%

Alabama : 0.12%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series J (Industrial Development Revenue, Bank of Nova Scotia LOC) ø	0.57	4-1-2028	1,000,000	1,000,000

California : 2.89%
Irvine CA Unified School District (Tax Revenue, U.S. Bank NA LOC) ø	0.50	9-1-2054	8,000,000	8,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144Aø	0.66	7-1-2024	5,000,000	5,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144Aø	0.70	4-5-2019	7,000,000	7,000,000
San Francisco City & County CA Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00	11-1-2041	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates for Palomar CA Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144Aø	0.85	8-1-2037	2,000,000	2,000,000

				24,000,000

Colorado : 1.97%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.67	10-1-2034	2,000,000	2,000,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA) ø	0.75	10-1-2033	3,100,000	3,100,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.70	5-1-2052	10,240,000	10,240,000

2

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue) ø	0.78%	1-1-2027	$1,000,000	$1,000,000

				16,340,000

Connecticut : 4.01%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.59	5-15-2034	3,000,000	3,000,000
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	1.30	4-15-2046	30,280,000	30,280,000

				33,280,000

District of Columbia : 1.56%
Howard University (Education Revenue) ø	0.62	8-1-2031	12,000,000	12,000,000
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC) ø	0.57	10-1-2039	970,000	970,000

				12,970,000

Florida : 1.57%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144Aø	0.75	10-1-2030	2,000,000	2,000,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ) ø	0.60	7-1-2042	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA) ø	0.63	10-1-2038	8,000,000	8,000,000

				13,000,000

Georgia : 0.60%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC) ø	1.00	12-1-2022	5,000,000	5,000,000

Idaho : 0.48%
Idaho HFA Series A3 Class II (Housing Revenue, Barclays Bank plc SPA) ø	0.72	7-1-2034	2,000,000	2,000,000
Idaho HFA Series A4 Class II (Housing Revenue, Barclays Bank plc LIQ) ø	0.72	1-1-2036	2,000,000	2,000,000

				4,000,000

Illinois : 1.20%
Illinois State Toll Highway Authority Series A (Transportation Revenue, Harris NA LOC) ø	0.54	7-1-2030	3,000,000	3,000,000
Illinois State Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.57	1-1-2031	7,000,000	7,000,000

				10,000,000

Iowa : 0.72%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.79	4-1-2022	6,000,000	6,000,000

Kentucky : 0.36%
Louisville Regional Airport Authority (Industrial Development Revenue) ø	0.60	1-1-2029	3,000,000	3,000,000

3

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Louisiana : 1.20%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00%	2-1-2045	$8,000,000	$8,000,000
St. Charles Parish LA Shell Oil Company Project Series A (Industrial Development Revenue) ø	0.64	10-1-2022	2,000,000	2,000,000

				10,000,000

Maryland : 0.84%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.67	9-1-2033	7,000,000	7,000,000

Massachusetts : 0.60%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, TD Bank NA SPA) ø	0.54	1-1-2029	5,000,000	5,000,000

Michigan : 0.24%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.64	10-1-2039	1,975,000	1,975,000

Minnesota : 0.08%
RBC Municipal Products Incorporated Trust Floater CTFS Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144Aø	0.70	5-31-2018	690,000	690,000

Mississippi : 0.84%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A (Industrial Development Revenue) ø	0.54	12-1-2030	7,000,000	7,000,000

Missouri : 0.47%
Puttable Floating Option Taxable Series TN-044 (Education Revenue, Bank of America NA LIQ) 144Aø	0.84	11-26-2032	3,870,000	3,870,000

Nevada : 0.24%
Clark County NV Series B-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.58	7-1-2022	2,000,000	2,000,000

New York : 11.79%
JPMorgan Chase PUTTER/DRIVER (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144Aø	0.58	11-1-2019	10,000,000	10,000,000
New York NY Sub Series G-6 (GO Revenue, Mizuho Corporate Bank LOC) ø	0.62	4-1-2042	6,000,000	6,000,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	1.05	5-1-2048	19,000,000	19,000,000
New York HFA Biltmore Tower Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ) ø	0.59	5-15-2034	2,000,000	2,000,000
New York HFA Manhattan West Residential Housing Series B-2 (Housing Revenue, Bank of China LOC) ø	1.05	11-1-2049	11,100,000	11,100,000
New York HFA Manhattan West Residential Project Series B2 (Housing Revenue, Bank of China LOC) ø	0.95	11-1-2049	1,000,000	1,000,000
New York Housing Finance Agency 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC) ø	1.05	5-1-2050	1,000,000	1,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC) ø	0.52	11-1-2032	3,000,000	3,000,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA) ø	0.59	6-15-2025	7,000,000	7,000,000
New York NY Municipal Water Finance Authority Sub Series AA-6 (Water & Sewer Revenue, Mizuho Bank Limited SPA) ø	0.56	6-15-2048	4,000,000	4,000,000
New York NY Municipal Water Finance Series F1B-RMKT (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.55	6-15-2035	4,000,000	4,000,000
New York NY Series 2013-A-2 (GO Revenue, Mizuho Corporate Bank LOC) ø	0.60	10-1-2038	6,000,000	6,000,000

4

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Sub Series L-3 (GO Revenue, Bank of America NA SPA) ø	0.59%	4-1-2036	$5,825,000	$5,825,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-5 (Tax Revenue, Royal Bank of Canada SPA) ø	0.57	8-1-2041	6,000,000	6,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA) ø	0.57	8-1-2043	8,000,000	8,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	1.09	7-1-2017	4,000,000	4,000,000

				97,925,000

North Carolina : 0.59%
Charlotte NC NASCAR Project Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.65	6-1-2035	2,000,000	2,000,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA) ø	0.67	10-1-2028	2,915,000	2,915,000

				4,915,000

North Dakota : 0.48%
Mercer County ND Pollution Control (Miscellaneous Revenue)	0.70	12-6-2016	2,000,000	2,000,020
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.65	1-1-2047	2,000,000	2,000,000

				4,000,020

Ohio : 0.48%
Columbus OH Regional Airport Authority (Airport Revenue) ø	0.59	4-1-2044	2,000,000	2,000,000
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.60	9-1-2035	1,950,000	1,950,000

				3,950,000

Oklahoma : 0.96%
RBC Municipal Products Incorporated Trust (Transportation Revenue, Royal Bank of Canada LOC) 144Aø	0.70	7-13-2017	8,000,000	8,000,000

Oregon : 1.33%
Oregon Facilities Authority Series B (Health Revenue, U.S. Bank NA LOC) ø	0.57	8-1-2034	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.84	5-1-2035	1,000,000	1,000,000

				11,000,000

Other : 3.14%
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) ø	0.61	2-15-2028	6,106,000	6,106,000
Eagle Tax-Exempt Trust Series 0055F (Miscellaneous Revenue, FHLMC Insured, FHLB LIQ) 144Aø	0.58	4-15-2049	1,995,000	1,995,000
FHLMC MFHR Series M017 Class A (Housing Revenue, FHLMC LIQ) 144Aø	0.57	9-15-2050	4,977,000	4,977,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ) ø	0.58	6-15-2036	5,985,000	5,985,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ) ø	0.58	12-15-2045	6,985,000	6,985,000

				26,048,000

5

Portfolio of investments — November 30, 2016 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value

Tennessee : 0.96%
Metropolitan Government of Nashville TN (Miscellaneous Revenue)	0.60%	12-6-2016	$1,000,000	$1,000,000
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) ø	1.05	12-1-2024	5,000,000	5,000,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA) ø	0.55	6-1-2029	2,000,000	2,000,000

				8,000,000

Texas : 1.85%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue) ø	0.70	10-1-2036	5,000,000	5,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue) ø	0.69	5-1-2033	1,000,000	1,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue) ø	0.60	3-1-2042	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue) ø	0.68	4-1-2028	2,500,000	2,500,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Methodist Hospitals of Dallas Series A (Health Revenue, TD Bank NA LOC) ø	0.54	10-1-2041	3,000,000	3,000,000
Texas Department of Housing & Community Affairs Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA) ø	0.62	9-1-2038	865,000	865,000

				15,365,000

Utah : 0.60%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.58	10-1-2037	5,000,000	5,000,000

Washington : 0.24%
Port of Seattle WA Series B (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.57	7-1-2033	2,000,000	2,000,000

Wisconsin : 0.24%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.67	5-1-2030	2,000,000	2,000,000

Total Municipal Obligations (Cost $354,328,000)				354,328,020

Other : 1.33%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.70	8-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.70	8-1-2040	1,000,000	1,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 (Citibank NA LIQ) 144A±§	0.70	3-1-2040	3,000,000	3,000,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.70	3-4-2045	4,000,000	4,000,000

Total Other (Cost $11,000,000)				11,000,000

Repurchase Agreements: 2.29%
GX Clarke & Company, dated 11-30-2016, maturity value $19,000,238 ^^	0.45	12-1-2016	19,000,000	19,000,000

Total Repurchase Agreements (Cost $19,000,000)				19,000,000

6

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2016 (unaudited)

		Value

Total investments in securities (Cost $830,409,764)*	99.97%	$830,449,985
Other assets and liabilities, net	0.03	266,129

Total net assets	100.00%	$830,716,114

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
^^	Collateralized by U.S. government securities, 0.13% to 2.38%, 1-15-2017 to 2-15-2046, fair value including accrued interest is $19,570,177.
*	Cost for federal income tax purposes is $830,409,764 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,028
Gross unrealized losses	(2,807)

Net unrealized gains	$40,221

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCR	Pollution control revenue
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

7

Wells Fargo Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Certificates of deposit	$0	$89,061,221	$0	$89,061,221
Commercial paper	0	332,520,744	0	332,520,744
Corporate bonds and notes	0	24,540,000	0	24,540,000
Municipal obligations	0	354,328,020	0	354,328,020
Other	0	11,000,000	0	11,000,000
Repurchase agreements	0	19,000,000	0	19,000,000

Total assets	$0	$830,449,985	$0	$830,449,985

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	January 25, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	January 25, 2017